UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2020
Virtus Newfleet Core Plus Bond Fund*
Virtus Newfleet High Yield Fund*
Virtus Newfleet Low Duration Core Plus Bond Fund*
Virtus Newfleet Multi-Sector Intermediate Bond Fund*
Virtus Newfleet Senior Floating Rate Fund*
Virtus Newfleet Tax-Exempt Bond Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2020.
March 2020 presented a sharp contrast to the strong fourth quarter of 2019 and beginning of 2020. Heading into the final month of the quarter, the global economy was largely shut down in response to the coronavirus pandemic, and markets reacted by declining with unprecedented speed. Policymakers swiftly introduced fiscal stimulus packages, and global central banks sought to bolster panicked markets with monetary easing. The full impact of these decisions may not be known for several months or longer.
Most asset classes were in negative territory for the six months ended March 31, 2020. U.S. large-capitalization stocks declined 12.31%, as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, lost 23.72%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 16.52% for the six months, while emerging markets fell 14.55%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.70% at March 31, 2020, down sharply from 1.68% on September 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.33% as investors fled to the perceived safety of bonds. Non-investment grade bonds, in contrast, lost 10.40% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Throughout these challenging times, our investment teams have navigated the uncertainty with discipline and skill. There is no downplaying the anxiety that comes with increased market turbulence. But for many investors, their long-term goals have not changed in the last six months. While no one can predict how or when the pandemic will be resolved, it can be helpful to focus on continuing to invest for the future. Virtus Funds offers a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, we hope that you and your loved ones are well. We are here for you during this time. Please don’t hesitate to call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We are committed to meeting your needs and fulfilling our obligations to the investors who have entrusted their assets to us.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 970.80	0.82%	$ 4.04
	Class C	1,000.00	967.90	1.56	7.67
	Class I	1,000.00	971.80	0.56	2.76
	Class R6	1,000.00	972.50	0.45	2.22
Newfleet High Yield Fund
	Class A	1,000.00	882.70	0.99	4.66
	Class C	1,000.00	881.60	1.74	8.18
	Class I	1,000.00	886.30	0.74	3.49
	Class R6	1,000.00	886.60	0.68	3.21
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	968.30	0.75	3.69
	Class C	1,000.00	964.70	1.50	7.37
	Class I	1,000.00	970.40	0.50	2.46
	Class R6	1,000.00	969.80	0.43	2.12
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	908.80	0.99	4.72
	Class C	1,000.00	905.30	1.74	8.29
	Class I	1,000.00	910.20	0.74	3.53
	Class R6	1,000.00	910.40	0.60	2.87
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	864.40	1.13	5.27
	Class C	1,000.00	861.30	1.90	8.84
	Class I	1,000.00	865.30	0.90	4.20
	Class R6	1,000.00	865.00	0.77	3.59
Newfleet Tax-Exempt Bond Fund
	Class A	1,000.00	996.90	0.85	4.24
	Class C	1,000.00	993.20	1.60	7.97
	Class I	1,000.00	998.10	0.60	3.00

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
2

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,020.90	0.82%	$ 4.14
	Class C	1,000.00	1,017.20	1.56	7.87
	Class I	1,000.00	1,022.20	0.56	2.83
	Class R6	1,000.00	1,022.75	0.45	2.28
Newfleet High Yield Fund
	Class A	1,000.00	1,020.05	0.99	5.00
	Class C	1,000.00	1,016.30	1.74	8.77
	Class I	1,000.00	1,021.30	0.74	3.74
	Class R6	1,000.00	1,021.60	0.68	3.44
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,021.25	0.75	3.79
	Class C	1,000.00	1,017.50	1.50	7.57
	Class I	1,000.00	1,022.50	0.50	2.53
	Class R6	1,000.00	1,022.85	0.43	2.17
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,020.05	0.99	5.00
	Class C	1,000.00	1,016.30	1.74	8.77
	Class I	1,000.00	1,021.30	0.74	3.74
	Class R6	1,000.00	1,022.00	0.60	3.03
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,019.35	1.13	5.70
	Class C	1,000.00	1,015.50	1.90	9.57
	Class I	1,000.00	1,020.50	0.90	4.55
	Class R6	1,000.00	1,021.15	0.77	3.89
Newfleet Tax-Exempt Bond Fund
	Class A	1,000.00	1,020.75	0.85	4.29
	Class C	1,000.00	1,017.00	1.60	8.07
	Class I	1,000.00	1,022.00	0.60	3.03

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
3

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans, but backs or guarantees them in the secondary mortgage market.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Permanent School Fund Guarantee Program
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2020
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2020
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2020.
Newfleet Core Plus Bond Fund
Corporate Bonds and Notes		35%
Financials	13%
Energy	3
Utilities	3
All other Corporate Bonds and Notes	16
Mortgage-Backed Securities		26
U.S. Government Securities		17
Asset-Backed Securities		10
Leveraged Loans		5
Short-Term Investment		4
Municipal Bonds		2
Other		1
Total		100%
Newfleet High Yield Fund
Corporate Bonds and Notes		89%
Communication Services	18%
Materials	12
Consumer Discretionary	12
All other Corporate Bonds and Notes	47
Leveraged Loans		6
Short-Term Investment		2
Other		3
Total		100%

Newfleet Low Duration Core Plus Bond Fund
Asset-Backed Securities		34%
Mortgage-Backed Securities		32
Corporate Bonds and Notes		21
Financials	8%
Utilities	2
Health Care	2
All other Corporate Bonds and Notes	9
Short-Term Investment		4
Leveraged Loans		3
U.S. Government Securities		3
Other		3
Total		100%
Newfleet Multi-Sector Intermediate Bond Fund
Corporate Bonds and Notes		46%
Financials	9%
Energy	6
Materials	5
All other Corporate Bonds and Notes	26
Mortgage-Backed Securities		18
Leveraged Loans		10
Asset-Backed Securities		8
Foreign Government Securities		6
Short-Term Investment		5
U.S. Government Securities		2
Other		5
Total		100%

Newfleet Senior Floating Rate Fund
Leveraged Loans		85%
Healthcare	12%
Service	10
Food / Tobacco	5
Manufacturing	5
Information Technology	5
Forest Prod / Containers	5
Media / Telecom - Telecommunications	5
All other Leveraged Loans	38
Short-Term Investment		10
Corporate Bonds and Notes		5
Total		100%
Newfleet Tax-Exempt Bond Fund
Texas	12%
Florida	11
Illinois	11
New Jersey	6
Colorado	6
Arizona	5
District of Columbia	4
Other (includes short-term investment)	45
Total	100%

6

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—16.9%
U.S. Treasury Bonds
2.500%, 2/15/46	$1,115	$ 1,402
3.000%, 8/15/48	5,100	7,091
U.S. Treasury Notes
2.250%, 3/31/21	5,105	5,212
2.875%, 8/15/28	450	532
2.625%, 2/15/29	585	684
1.500%, 2/15/30	2,155	2,323
Total U.S. Government Securities (Identified Cost $14,711)		17,244

Municipal Bonds—2.2%
California—1.0%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	866
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	151
		1,017

Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	268
Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	210
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	31
Massachusetts—0.3%
Massachusetts Bay Transportation Authority Revenue, Series A-1, Taxable 5.250%, 7/1/32	255	353
Texas—0.1%
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	82
Virginia—0.3%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	285	297
Total Municipal Bonds (Identified Cost $2,131)		2,258

	Par Value	Value

Foreign Government Security—0.2%
Republic of Turkey 7.375%, 2/5/25	$ 180	$ 177
Total Foreign Government Security (Identified Cost $181)		177

Mortgage-Backed Securities—25.7%
Agency—4.3%
Federal National Mortgage Association
Pool #812352 5.000%, 4/1/20	—	— (1)
Pool #323702 6.000%, 5/1/29	13	14
Pool #535371 6.500%, 5/1/30	1	1
Pool #590108 7.000%, 7/1/31	5	6
Pool #880117 5.500%, 4/1/36	24	27
Pool #938574 5.500%, 9/1/36	79	89
Pool #909092 6.000%, 9/1/37	13	15
Pool #909220 6.000%, 8/1/38	118	136
Pool #986067 6.000%, 8/1/38	5	6
Pool #AA7001 5.000%, 6/1/39	352	390
Pool #MA3692 3.500%, 7/1/49	787	831
Pool #CA4128 3.000%, 9/1/49	227	238
Pool#MA3803 3.500%, 10/1/49	911	962
Pool#MA3905 3.000%, 1/1/50	1,587	1,664
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	16	18
		4,397

Non-Agency—21.4%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(2)(3)	329	322
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	195	194
2015-SFR1, A 144A 3.467%, 4/17/52(2)	205	199
2015-SFR2, C 144A 4.691%, 10/17/52(2)	125	113
AMSR Trust 2020-SFR1, A 144A 1.819%, 4/17/37(2)	110	102
	Par Value	Value

Non-Agency—continued
Angel Oak Mortgage Trust I LLC 2019-2, A1 144A 3.628%, 3/25/49(2)(3)	$ 214	$ 216
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(2)(3)	191	183
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(2)(3)	265	258
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	122	119
2019-2, A1 144A 3.347%, 4/25/49(2)(3)	125	119
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(2)(3)	325	321
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(3)	28	27
2005-1, 1A1 5.500%, 2/25/35	55	53
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	35	34
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.536%, 5/25/34(3)	111	97
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	160	153
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(3)	100	95
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	100	99
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%) 144A 1.955%, 10/15/36(2)(3)	162	147
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(2)(3)	245	192
BXMT 2020-FL2, A (1 month LIBOR + 0.090%) 144A 1.700%, 2/16/37(2)(3)	255	227
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(2)(3)	79	79
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.518%, 5/10/35(2)(3)	205	202
See Notes to Financial Statements
7

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.625%, 12/15/36(2)(3)	$ 200	$ 192
2015-GC27, A4 2.878%, 2/10/48	245	246
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(2)(3)	180	173
2019-RP1, A1 144A 3.500%, 1/25/66(2)(3)	371	375
COLT Mortgage Loan Trust Funding LLC
2019-3, A1 144A 2.764%, 8/25/49(2)(3)	265	256
2020-1, A1 144A 2.488%, 2/25/50(2)(3)	97	94
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	210	184
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(2)	275	265
2019-3, C 144A 3.265%, 10/15/52(2)	220	163
2018-2, A 144A 4.026%, 11/15/52(2)	119	120
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.685%, 5/15/36(2)(3)	370	348
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(2)(3)	290	287
2019-2, A3 144A 3.046%, 11/25/59(2)(3)	92	88
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 2.850%, 3/15/35(2)(3)	265	228
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(2)(3)	51	50
2018-1, A23 144A 3.500%, 11/25/57(2)(3)	49	49
2018-2, A41 144A 4.500%, 10/25/58(2)(3)	147	147
2019-H1, A1 144A 2.657%, 10/25/59(2)(3)	233	231
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(2)(3)	139	143
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(2)	255	253
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53	245	231
	Par Value	Value

Non-Agency—continued
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(2)(3)	$ 318	$ 310
2019-1, A1 144A 3.454%, 1/25/59(2)(3)	149	144
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	56	54
JPMorgan Chase Commercial Mortgage Securities Trust
2015-C31, AS 4.106%, 8/15/48	215	222
2015-C28, B 3.986%, 10/15/48	280	269
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	192	190
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	350	333
2017-3, 2A2 144A 2.500%, 8/25/47(2)(3)	96	96
2017-5, A1 144A 3.147%, 10/26/48(2)(3)	190	183
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 1.505%, 5/15/36(2)(3)	215	196
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(2)(3)	195	171
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	29	29
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.147%, 6/25/52(2)(3)(4)	85	85
MetLife Securitization Trust
2017-1A, M1 144A 3.686%, 4/25/55(2)(3)	100	87
2019-1A, A1A 144A 3.750%, 4/25/58(2)(3)	361	372
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	360	369
2015-C22, AS 3.561%, 4/15/48	310	310
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(3)	116	119
2015-2A, A1 144A 3.750%, 8/25/55(2)(3)	90	92
2016-1A, A1 144A 3.750%, 3/25/56(2)(3)	72	74
	Par Value	Value

Non-Agency—continued
2016-4A, B1A 144A 4.500%, 11/25/56(2)(3)	$ 157	$ 153
2017-2A, A3 144A 4.000%, 3/25/57(2)(3)	163	169
2018-1A, A1A 144A 4.000%, 12/25/57(2)(3)	206	213
2018-2A, A1 144A 4.500%, 2/25/58(2)(3)	278	290
2019-NQM4, A1 144A 2.492%, 9/25/59(2)(3)	238	234
2020-1A, A1B 144A 3.500%, 10/25/59(2)(3)	326	327
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 2.672%, 3/25/35(3)	75	74
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(2)(3)	271	271
2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	133	134
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(2)	150	146
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(2)(3)	72	62
Progress Residential Trust
2018-SFR2, B 144A 3.841%, 8/17/35(2)	100	98
2019-SFR3, B 144A 2.571%, 9/17/36(2)	235	212
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(3)	280	281
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(2)(3)	400	404
2019-2A, A1 144A 3.967%, 4/25/24(2)(3)	360	322
2019-GS1, A1 144A 3.500%, 10/25/24(2)(3)(4)	225	223
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(3)	555	551
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(2)(3)	383	364
2019-2, A1 144A 3.475%, 11/25/24(2)(3)	137	130
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(2)(3)	58	56
2019-2, A1 144A 2.913%, 5/25/59(2)(3)	255	254
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(2)(3)	280	264
Sequoia Mortgage Trust 2013-8, B1 3.518%, 6/25/43(3)	91	87
See Notes to Financial Statements
8

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(2)(3)	$ 379	$ 366
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(2)(3)	245	244
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 1.567%, 6/25/44(3)	341	299
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.847%, 4/25/48(2)(3)	338	328
2015-1, A2 144A 3.250%, 10/25/53(2)(3)	150	148
2015-5, A2 144A 3.500%, 5/25/55(2)(3)	220	214
2017-1, M1 144A 3.750%, 10/25/56(2)(3)	100	94
2017-6, A2 144A 3.000%, 10/25/57(2)(3)	310	284
2018-6, A2 144A 3.750%, 3/25/58(2)(3)	370	322
2019-1, A1 144A 3.750%, 3/25/58(2)(3)	272	279
2018-SJ1, A1 144A 4.000%, 10/25/58(2)(3)	50	50
2015-2, 1M1 144A 3.250%, 11/25/60(2)(3)	165	153
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(2)	199	195
2019-SFR1, C 144A 3.149%, 3/17/38(2)	190	162
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(2)	200	159
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(2)(3)	135	133
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(2)(3)	104	92
2020-NPL2, A1A 144A 2.981%, 2/25/50(2)(3)	95	82
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(2)(3)	63	57
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(2)(3)	132	116
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(2)(3)	54	53
	Par Value	Value

Non-Agency—continued
2018-1, A1 144A 2.929%, 2/25/48(2)(3)	$ 46	$ 44
2018-2, B1 144A 4.426%, 6/1/58(2)(3)	240	215
2018-3, A1 144A 4.108%, 10/25/58(2)(3)	91	89
2019-INV2, A1 144A 2.913%, 7/25/59(2)(3)	340	330
2019-INV1, A1 144A 3.402%, 12/25/59(2)(3)	119	114
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	215	218
2015-LC20, B 3.719%, 4/15/50	300	288
		21,826

Total Mortgage-Backed Securities (Identified Cost $27,137)		26,223

Asset-Backed Securities—9.7%
Automobiles—5.5%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(2)	114	114
2019-1, A 144A 3.750%, 5/20/22(2)	167	167
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(2)	195	188
2019-2, C 144A 3.170%, 6/12/25(2)	220	205
Avis Budget Rental Car Funding LLC
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(2)	200	195
2019-3A, A 144A 2.360%, 3/20/26(2)	270	236
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(2)	185	183
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(2)	225	219
2019-3A, D 144A 3.040%, 4/15/25(2)(4)	240	203
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(2)	14	13
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	240	231
DT Auto Owner Trust
2018-3A, C 144A 3.790%, 7/15/24(2)	145	142
	Par Value	Value

Automobiles—continued
2019-2A, B 144A 2.990%, 4/17/23(2)	$ 215	$ 213
2019-2A, C 144A 3.180%, 2/18/25(2)	215	212
Exeter Automobile Receivables Trust
2018-3A, C 144A 3.710%, 6/15/23(2)	205	205
2019-2A, C 144A 3.300%, 3/15/24(2)	225	209
2019-4A, C 144A 2.440%, 9/16/24(2)	285	276
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(2)	43	43
2017-3, C 144A 2.910%, 9/15/23(2)	220	217
2019-1, C 144A 3.600%, 2/18/25(2)	150	149
2019-2, C 144A 3.090%, 5/15/25(2)	260	254
GLS Auto Receivables Issuer Trust 2019-2A, B 144A 3.320%, 3/15/24(2)	260	243
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(2)	240	218
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(2)	160	155
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(2)	185	184
2018-1A, C 144A 3.850%, 10/14/25(2)	145	143
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(2)	220	218
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(2)	240	193
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(2)	215	198
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(2)	270	260
		5,686

Credit Card—0.4%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(2)	410	377
Other—3.5%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	103	103
See Notes to Financial Statements
9

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(2)	$ 134	$ 130
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	181	174
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(2)	19	18
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	55	55
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(2)	154	147
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	245	217
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(2)	270	243
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(2)	257	236
MVW Owner Trust
2017-1A, A 144A 2.420%, 12/20/34(2)	88	86
2019-1A, A 144A 2.890%, 11/20/36(2)	221	207
NMEF Funding 2019-A, C 144A 3.300%, 8/17/26(2)	200	195
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(2)	239	238
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(2)	206	204
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	180	179
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(2)	250	236
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	191	187
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(2)	160	158
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(2)	25	24
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(2)	160	155
	Par Value	Value

Other—continued
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	$ 238	$ 228
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	179	167
		3,587

Student Loan—0.3%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(2)	265	268
Total Asset-Backed Securities (Identified Cost $10,425)		9,918

Corporate Bonds and Notes—34.2%
Communication Services—1.7%
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	200	177
AT&T, Inc.
4.100%, 2/15/28	204	214
(3 month LIBOR + 1.180%) 1.964%, 6/12/24(3)	85	79
Cable Onda S.A. 144A 4.500%, 1/30/30(2)	200	176
Diamond Sports Group LLC
144A 5.375%, 8/15/26(2)	100	81
144A 6.625%, 8/15/27(2)	55	37
DISH DBS Corp. 5.000%, 3/15/23	95	91
Frontier Communications Corp. 144A 8.500%, 4/1/26(2)	70	64
Meredith Corp. 6.875%, 2/1/26	90	78
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(2)	60	61
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(2)	200	204
Telesat Canada 144A 4.875%, 6/1/27(2)	85	81
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(2)	255	283
Verizon Communications, Inc. 4.125%, 3/16/27	100	111
		1,737

Consumer Discretionary—2.1%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	145	112
	Par Value	Value

Consumer Discretionary—continued
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	$ 150	$ 155
Dana, Inc. 5.375%, 11/15/27	190	154
Dollar Tree, Inc. 4.000%, 5/15/25	115	118
eBay, Inc. 2.700%, 3/11/30	295	267
Eldorado Resorts, Inc. 6.000%, 9/15/26	45	40
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	95	83
General Motors Financial Co., Inc. 3.450%, 4/10/22	30	28
Lear Corp. 3.800%, 9/15/27	250	229
Lithia Motors, Inc. 144A 4.625%, 12/15/27(2)	80	72
M/I Homes, Inc. 144A 4.950%, 2/1/28(2)	190	161
PulteGroup, Inc. 6.375%, 5/15/33	120	121
QVC, Inc.
4.375%, 3/15/23	145	137
4.750%, 2/15/27	160	142
Scientific Games International, Inc.
144A 5.000%, 10/15/25(2)	130	113
144A 8.250%, 3/15/26(2)	70	45
144A 7.000%, 5/15/28(2)	35	21
TRI Pointe Group, Inc. 5.875%, 6/15/24	100	93
Under Armour, Inc. 3.250%, 6/15/26	100	85
		2,176

Consumer Staples—1.1%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(2)	115	114
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	200	211
4.750%, 1/23/29	52	57
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	170	182
BAT Capital Corp. 4.906%, 4/2/30	240	246
Conagra Brands, Inc. 4.300%, 5/1/24	270	280
		1,090

See Notes to Financial Statements
10

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Energy—3.1%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	$ 120	$ 72
Boardwalk Pipelines LP 4.950%, 12/15/24	185	150
Cheniere Energy Partners LP
5.625%, 10/1/26	70	65
144A 4.500%, 10/1/29(2)	115	102
CrownRock LP 144A 5.625%, 10/15/25(2)	115	60
Energy Transfer Operating LP 4.200%, 4/15/27	210	170
Energy Transfer Partners LP 4.500%, 11/1/23	45	41
HollyFrontier Corp. 5.875%, 4/1/26	210	182
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	320	355
MPLX LP
4.875%, 12/1/24	120	105
4.000%, 3/15/28	90	80
144A 4.250%, 12/1/27(2)	205	177
Nabors Industries, Inc. 5.750%, 2/1/25	110	24
Parsley Energy LLC 144A 4.125%, 2/15/28(2)	80	54
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	150	56
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	300	327
Petroleos Mexicanos 144A 7.690%, 1/23/50(2)	190	132
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	136
4.200%, 3/15/28	80	69
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(5)	200	198
Targa Resources Partners LP 5.875%, 4/15/26	185	154
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	42	33
USA Compression Partners LP 6.875%, 4/1/26	190	119
Valero Energy Partners LP 4.500%, 3/15/28	285	257
		3,118

Financials—12.8%
AerCap Ireland Capital DAC
3.950%, 2/1/22	200	174
3.650%, 7/21/27	150	116
	Par Value	Value

Financials—continued
Allstate Corp. (The) Series B 5.750%, 8/15/53(6)	$ 200	$ 180
Apollo Management Holdings LP 144A 4.000%, 5/30/24(2)	215	224
Ares Finance Co. LLC 144A 4.000%, 10/8/24(2)	270	267
Athene Holding Ltd. 4.125%, 1/12/28	200	181
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	305	233
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(2)	200	166
Bank of America Corp.
3.004%, 12/20/23	285	290
4.200%, 8/26/24	448	476
(3 month LIBOR + 0.770%) 2.511%, 2/5/26(3)	225	204
Bank of Montreal 3.803%, 12/15/32	338	328
Brighthouse Financial, Inc. 3.700%, 6/22/27	220	191
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	200	189
Brookfield Finance, Inc. 4.000%, 4/1/24	342	346
Capital One Financial Corp.
4.200%, 10/29/25	200	199
3.750%, 7/28/26	225	212
Citadel LP 144A 4.875%, 1/15/27(2)	190	183
Citigroup, Inc.
3.200%, 10/21/26	371	384
(3 month LIBOR + 1.250%) 2.683%, 7/1/26(3)	600	555
Discover Bank 4.682%, 8/9/28	500	509
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	225	243
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	305	324
ICAHN Enterprises LP 6.250%, 5/15/26	225	213
Jefferies Financial Group, Inc. 5.500%, 10/18/23	170	172
Jefferies Group LLC
5.125%, 1/20/23	39	40
4.850%, 1/15/27	115	114
	Par Value	Value

Financials—continued
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	$ 215	$ 221
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	150	119
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(2)	65	66
144A 4.569%, 2/1/29(2)	210	232
Morgan Stanley
3.125%, 7/27/26	410	424
6.375%, 7/24/42	655	935
MSCI, Inc.
144A 4.000%, 11/15/29(2)	100	99
144A 3.625%, 9/1/30(2)	10	10
Navient Corp.
6.750%, 6/25/25	135	124
5.000%, 3/15/27	40	34
Prudential Financial, Inc.
5.875%, 9/15/42	85	82
5.625%, 6/15/43(6)	270	254
Santander Holdings USA, Inc.
3.700%, 3/28/22	169	167
3.500%, 6/7/24	180	176
4.400%, 7/13/27	80	79
SBA Tower Trust 144A 2.877%, 7/9/21(2)	320	319
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	200	200
Springleaf Finance Corp.
6.875%, 3/15/25	110	111
7.125%, 3/15/26	40	39
5.375%, 11/15/29	15	14
Synchrony Financial 3.950%, 12/1/27	285	253
Synovus Financial Corp. 5.900%, 2/7/29	90	84
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)	160	163
Toronto-Dominion Bank (The) 3.625%, 9/15/31	270	269
Trinity Acquisition plc 4.400%, 3/15/26	90	94
Truist Bank 2.250%, 3/11/30	250	229
UBS AG 7.625%, 8/17/22	500	515
Voya Financial, Inc. 5.650%, 5/15/53	195	179
Wells Fargo & Co.
3.550%, 9/29/25	490	517
Series S 5.900%(6)(7)	155	152
See Notes to Financial Statements
11

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Zions Bancorp NA 3.250%, 10/29/29	$ 250	$ 212
		13,085

Health Care—2.0%
Anthem, Inc. 2.875%, 9/15/29	185	180
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(2)	125	129
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(2)	30	29
Centene Corp. 144A 4.625%, 12/15/29(2)	80	80
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(2)	50	48
CVS Health Corp.
2.875%, 6/1/26	290	292
3.750%, 4/1/30	90	93
HCA, Inc.
5.375%, 2/1/25	55	56
5.125%, 6/15/39	90	93
5.250%, 6/15/49	140	149
LifePoint Health, Inc. 144A 4.375%, 2/15/27(2)	75	71
Mylan NV 3.950%, 6/15/26	280	280
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	65	65
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	200	207
Tenet Healthcare Corp. 144A 5.125%, 11/1/27(2)	63	60
Zimmer Biomet Holdings, Inc. (3 month LIBOR + 0.750%) 1.802%, 3/19/21(3)	245	242
		2,074

Industrials—2.2%
ASGN, Inc. 144A 4.625%, 5/15/28(2)	100	94
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	280	259
Avolon Holdings Funding Ltd.
144A 3.950%, 7/1/24(2)	37	31
144A 4.375%, 5/1/26(2)	215	172
Carlisle Cos., Inc. 2.750%, 3/1/30	110	96
DP World plc 144A 6.850%, 7/2/37(2)	140	132
Garda World Security Corp. 144A 4.625%, 2/15/27(2)	95	85
Hillenbrand, Inc. 4.500%, 9/15/26	120	122
	Par Value	Value

Industrials—continued
Oshkosh Corp. 4.600%, 5/15/28	$ 216	$ 209
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(2)	190	196
Pentair Finance S.a.r.l 4.500%, 7/1/29	315	332
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(2)	195	176
Stanley Black & Decker, Inc. 4.000%, 3/15/60(6)	263	250
TransDigm, Inc. 144A 5.500%, 11/15/27(2)	155	139
		2,293

Information Technology—1.9%
Broadcom Corp. 3.000%, 1/15/22	90	89
Citrix Systems, Inc. 3.300%, 3/1/30	365	340
Dell International LLC
144A 6.020%, 6/15/26(2)	45	48
144A 8.100%, 7/15/36(2)	95	109
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	255	268
Juniper Networks, Inc. 3.750%, 8/15/29	210	204
Motorola Solutions, Inc.
4.600%, 2/23/28	166	169
4.600%, 5/23/29	85	89
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	15	14
Verisk Analytics, Inc. 4.000%, 6/15/25	215	230
VMware, Inc.
2.950%, 8/21/22	109	109
3.900%, 8/21/27	235	232
		1,901

Materials—2.2%
Avery Dennison Corp. 2.650%, 4/30/30	129	120
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(6)	200	212
Celanese US Holdings LLC 3.500%, 5/8/24	240	227
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	30	27
DuPont de Nemours, Inc. 4.493%, 11/15/25	212	228
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	290	264
Greif, Inc. 144A 6.500%, 3/1/27(2)	85	82
GUSAP III LP 144A 4.250%, 1/21/30(2)	200	176
	Par Value	Value

Materials—continued
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(2)	$ 290	$ 261
Novelis Corp. 144A 4.750%, 1/30/30(2)	100	89
Olin Corp. 5.625%, 8/1/29	225	207
SABIC Capital II BV 144A 4.500%, 10/10/28(2)	200	208
Teck Resources Ltd. 6.125%, 10/1/35	215	198
		2,299

Real Estate—2.4%
Corporate Office Properties LP 3.600%, 5/15/23	295	289
EPR Properties 4.750%, 12/15/26	275	250
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(2)	190	148
GLP Capital LP 5.750%, 6/1/28	231	204
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	140	146
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	215	199
Iron Mountain, Inc. 144A 4.875%, 9/15/29(2)	190	179
iStar, Inc. 4.250%, 8/1/25	190	156
Life Storage LP 3.500%, 7/1/26	220	210
MPT Operating Partnership LP
5.000%, 10/15/27	80	78
4.625%, 8/1/29	45	41
Office Properties Income Trust 4.500%, 2/1/25	215	210
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	158
Service Properties Trust 4.950%, 2/15/27	245	186
		2,454

Utilities—2.7%
American Electric Power Co., Inc. 2.300%, 3/1/30	180	168
CenterPoint Energy, Inc.
3.850%, 2/1/24	95	96
4.250%, 11/1/28	140	144
Centrais Eletricas Brasileiras S.A. 144A 4.625%, 2/4/30(2)	200	177
DPL, Inc. 144A 4.350%, 4/15/29(2)	263	250
See Notes to Financial Statements
12

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
Edison International 4.950%, 4/15/25	$ 270	$ 269
Exelon Corp. 3.497%, 6/1/22	285	276
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(2)	235	245
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(2)	240	254
PSEG Power LLC 3.850%, 6/1/23	231	235
Southern Power Co. 4.150%, 12/1/25	255	263
Talen Energy Supply LLC 144A 6.625%, 1/15/28(2)	105	88
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	110	115
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(2)	230	204
		2,784

Total Corporate Bonds and Notes (Identified Cost $36,871)		35,011

Leveraged Loans(3)—4.7%
Aerospace—0.5%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 5.340%, 1/18/27	160	142
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 2.709%, 6/27/25	195	154
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 4.740%, 12/6/25	20	19
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 3.239%, 5/30/25	232	210
		525

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	138	123
Energy—0.1%
Buckeye Partners LP (1 month LIBOR + 2.750%) 4.265%, 11/1/26	45	41
	Par Value	Value

Energy—continued
CITGO Petroleum Corp. 2019, Tranche B (1 month LIBOR + 5.000%) 6.000%, 3/27/24	$ 84	$ 73
		114

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 2.739%, 1/15/27	45	42
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 3.739%, 3/31/25	69	61
		103

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Y (3 month LIBOR + 2.000%) 2.863%, 7/1/26	89	84
Reynolds Consumer Products LLC (3 month LIBOR + 1.750%) 3.501%, 2/4/27	30	28
		112

Gaming / Leisure—0.2%
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 2.739%, 7/8/24	149	136
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.240%, 2/8/27	70	59
		195

Healthcare—0.5%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.362%, 11/27/25	30	28
(1 month LIBOR + 3.000%) 3.612%, 6/2/25	16	16
Catalent Pharma Solutions, Inc. Tranche B-2 (3 month LIBOR + 2.250%) 0.000%, 5/18/26(8)	100	96
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.073%, 6/7/23	117	104
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.200%, 6/11/25	128	121
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.739%, 11/17/25	178	164
	Par Value	Value

Healthcare—continued
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 3.430%, 3/6/25	$ 25	$ 24
		553

Housing—0.5%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.989%, 1/15/27	159	150
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	129	107
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.989%, 11/21/24	227	196
		453

Information Technology—0.2%
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 5.239%, 10/2/25	54	44
Kronos, Inc. 2018 (3 month LIBOR + 3.000%) 4.763%, 11/1/23	103	94
Presidio Holdings, Inc. (4 month LIBOR + 3.500%) 5.280%, 1/22/27	15	14
		152

Manufacturing—0.1%
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 2.739%, 2/28/27	20	19
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	120	102
		121

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.331%, 9/18/26	139	129
Media / Telecom - Cable/Wireless Video—0.4%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.862%, 1/15/26	149	142
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.705%, 4/30/28	200	182
See Notes to Financial Statements
13

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 3.205%, 4/30/28	$ 40	$ 38
		362

Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.239%, 3/15/27	75	69
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	85	74
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 3/9/27	155	146
		289

Media / Telecom - Wireless Communications—0.2%
CommScope, Inc. (1 month LIBOR + 3.250%) 4.239%, 4/4/26	55	51
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.740%, 4/11/25	207	196
		247

Service—0.5%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.959%, 2/6/26	170	152
Pug LLC Tranche B (1 month LIBOR + 3.500%) 4.489%, 2/12/27	119	102
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 4.239%, 12/31/25	218	192
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.750%, 2/1/23	111	88
		534

	Par Value	Value

Transportation - Automotive—0.3%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.989%, 11/2/23(4)	$ 129	$ 83
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 4.280%, 11/6/24	93	80
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 4.441%, 4/30/26	139	127
		290

Utility—0.5%
APLP Holdings LP 2020, Tranche B (3 month LIBOR + 2.500%) 0.000%, 4/14/25(8)	124	120
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 8/1/25	213	200
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 3.240%, 4/5/26	149	141
Pacific Gas and Electric Co. (3 month LIBOR + 2.250%) 3.120%, 12/31/20	75	72
		533

Total Leveraged Loans (Identified Cost $5,343)		4,835

	Shares
Preferred Stocks—0.8%
Financials—0.6%
JPMorgan Chase & Co. Series HH, 4.600%	86 (9)	75
KeyCorp Series D, 5.000%(10)	140 (9)	122
M&T Bank Corp. Series F, 5.125%(10)	126 (9)	121
MetLife, Inc. Series D, 5.875%	88 (9)	84
PNC Financial Services Group, Inc. (The) Series R, 4.850%	80 (9)	68
PNC Financial Services Group, Inc. (The) Series S, 5.000%	220 (9)	208
		678

	Shares	Value

Industrials—0.2%
General Electric Co. Series D, 5.000%	231 (9)	$ 190
Total Preferred Stocks (Identified Cost $944)		868

Exchange-Traded Funds(11)—0.4%
Invesco Senior Loan ETF	8,583	176
iShares iBoxx High Yield Corporate Bond ETF	3,335	257
Total Exchange-Traded Funds (Identified Cost $449)		433

Total Long-Term Investments—94.8% (Identified Cost $98,192)		96,967

Short-Term Investment—3.7%
Money Market Mutual Fund—3.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(11)	3,786,163	3,786
Total Short-Term Investment (Identified Cost $3,786)		3,786

TOTAL INVESTMENTS—98.5% (Identified Cost $101,978)		$100,753
Other assets and liabilities, net—1.5%		1,484
NET ASSETS—100.0%		$102,237

Abbreviations:
BAM	Build America Municipal Insured
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security

Footnote Legend:
(1)	Amount is less than $500.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $38,965 or 38.1% of net assets.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
14

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
(3)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Regulation S security. Security is offered and sold outside of the United States. Therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Interest may be forfeited.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Canada	2
Cayman Islands	1
Netherlands	1
Luxembourg	1
Switzerland	1
Ireland	1
Total	100%
† % of total investments as of March 31, 2020.
See Notes to Financial Statements
15

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 9,918	$ —	$ 9,715	$203
Corporate Bonds and Notes	35,011	—	35,011	—
Foreign Government Security	177	—	177	—
Leveraged Loans	4,835	—	4,752	83
Mortgage-Backed Securities	26,223	—	25,915	308
Municipal Bonds	2,258	—	2,258	—
U.S. Government Securities	17,244	—	17,244	—
Equity Securities:
Exchange-Traded Funds	433	433	—	—
Preferred Stocks	868	—	868	—
Money Market Mutual Fund	3,786	3,786	—	—
Total Investments	$100,753	$4,219	$95,940	$594
Securities held by the Fund with an end of period value of $404 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Mortgage-Backed Securities	Leveraged Loans
Investments in Securities
Balance as of September 30, 2019:	$ 547	$ —	$ 547	$ —
Accrued discount/(premium)	— (a)	— (a)	— (a)	—
Realized gain (loss)	— (a)	—	—	— (a)
Change in unrealized appreciation (depreciation)(b)	(112)	(39)	(32)	(41)
Purchases	606	242	240	124
Sales (c)	(43)	—	(43)	— (a)
Transfers from Level 3(d)	(404)	—	(404)	—
Balance as of March 31, 2020	$ 594	$203	$ 308	$ 83
(a)Amount is less than $500.
(b)The change in unrealized appreciation (depreciation) on investments still held at March 31, 2020, was $(81).
(c)Includes paydowns on securities.
(d)“Transfers into and/or from” represent the ending value as of March 31, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements
16

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Security—0.3%
Non-Agency—0.3%
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	$180	$ 158
Total Mortgage-Backed Security (Identified Cost $180)		158

Asset-Backed Security—0.6%
Other—0.6%
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	282	280
Total Asset-Backed Security (Identified Cost $281)		280

Corporate Bonds and Notes—84.6%
Communication Services—17.2%
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	200	177
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	400	352
Altice France S.A. 144A 7.375%, 5/1/26(1)	340	343
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	352
144A 4.750%, 3/1/30(1)	325	324
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	265	267
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(1)	163	140
144A 5.125%, 8/15/27(1)	100	94
Consolidated Communications, Inc. 6.500%, 10/1/22	515	451
CSC Holdings LLC
144A 5.500%, 4/15/27(1)	135	140
144A 7.500%, 4/1/28(1)	200	213
144A 5.750%, 1/15/30(1)	600	605
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	105	85
144A 6.625%, 8/15/27(1)	280	187
DISH DBS Corp.
5.875%, 7/15/22	95	93
5.000%, 3/15/23	210	202
7.750%, 7/1/26	160	164
Front Range BidCo, Inc. 144A 4.000%, 3/1/27(1)	15	14
Frontier Communications Corp.
8.500%, 4/15/20	396	105
11.000%, 9/15/25(3)	175	46
144A 8.500%, 4/1/26(1)	100	91
iHeartCommunications, Inc. 8.375%, 5/1/27	272	231
	Par Value	Value

Communication Services—continued
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	$300	$ 296
Level 3 Financing, Inc.
5.375%, 1/15/24	245	245
5.250%, 3/15/26	135	135
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	290	258
144A 4.750%, 10/15/27(1)	105	94
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	210	156
Meredith Corp. 6.875%, 2/1/26	330	284
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(1)	55	56
144A 5.500%, 7/1/29(1)	305	311
Sprint Corp. 7.875%, 9/15/23	770	849
Telesat Canada
144A 4.875%, 6/1/27(1)	130	124
144A 6.500%, 10/15/27(1)	375	360
T-Mobile USA, Inc. 0.000%, 1/15/24(4)	275	—
Twitter, Inc. 144A 3.875%, 12/15/27(1)	300	289
Univision Communications, Inc. 144A 5.125%, 2/15/25(1)	325	277
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	300	300
		8,710

Consumer Discretionary—11.3%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	410	316
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	165	119
Dana, Inc. 5.375%, 11/15/27	280	227
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(1)	250	153
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	115	92
Eldorado Resorts, Inc. 6.000%, 9/15/26	180	162
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	274
Golden Nugget, Inc.
144A 6.750%, 10/15/24(1)	290	183
	Par Value	Value

Consumer Discretionary—continued
144A 8.750%, 10/1/25(1)	$145	$ 75
International Game Technology plc
144A 6.250%, 2/15/22(1)	200	184
144A 6.250%, 1/15/27(1)	200	174
Lennar Corp. 5.250%, 6/1/26	265	264
Lithia Motors, Inc. 144A 4.625%, 12/15/27(1)	300	270
M/I Homes, Inc. 144A 4.950%, 2/1/28(1)	590	501
MGM Growth Properties Operating Partnership LP
5.625%, 5/1/24	65	62
5.750%, 2/1/27	155	135
4.500%, 1/15/28	120	102
MGM Resorts International 5.500%, 4/15/27	196	178
Michaels Stores, Inc. 144A 8.000%, 7/15/27(1)	95	70
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(1)	332	33
Panther BF Aggregator 2 LP 144A 8.500%, 5/15/27(1)	255	222
PulteGroup, Inc. 7.875%, 6/15/32	180	198
QVC, Inc. 4.750%, 2/15/27	315	279
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	250	218
144A 8.250%, 3/15/26(1)	120	77
144A 7.000%, 5/15/28(1)	160	98
Station Casinos LLC 144A 4.500%, 2/15/28(1)	335	271
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	320
Vista Outdoor, Inc. 5.875%, 10/1/23	185	153
Weekley Homes LLC 6.625%, 8/15/25	305	275
		5,685

Consumer Staples—4.1%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	585	582
Chobani LLC 144A 7.500%, 4/15/25(1)	315	287
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	325	257
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	213
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(1)	195	160
Post Holdings, Inc. 144A 5.000%, 8/15/26(1)	305	314
See Notes to Financial Statements
17

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Prestige Brands, Inc. 144A 6.375%, 3/1/24(1)	$255	$ 261
		2,074

Energy—5.7%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	285	171
American Midstream Partners LP 144A 9.500%, 12/15/21(1)	175	165
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	165	124
Callon Petroleum Co. 6.125%, 10/1/24	141	25
Cheniere Energy Partners LP
5.625%, 10/1/26	160	149
144A 4.500%, 10/1/29(1)	440	392
CITGO Holding, Inc. 144A 9.250%, 8/1/24(1)	285	232
CrownRock LP 144A 5.625%, 10/15/25(1)	260	135
CSI Compressco LP 7.250%, 8/15/22	205	113
Denbury Resources, Inc. 144A 9.250%, 3/31/22(1)	178	43
Geopark Ltd. 144A 6.500%, 9/21/24(1)	215	122
MEG Energy Corp. 144A 7.125%, 2/1/27(1)	300	149
Nabors Industries, Inc. 5.750%, 2/1/25	210	46
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	315	214
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	300	112
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(4)(5)	115	17
Targa Resources Partners LP 5.875%, 4/15/26	285	237
Transocean, Inc.
6.800%, 3/15/38	300	69
144A 8.000%, 2/1/27(1)	70	33
USA Compression Partners LP
6.875%, 4/1/26	230	144
6.875%, 9/1/27	200	124
Vine Oil & Gas LP 144A 8.750%, 4/15/23(1)	205	45
		2,861

Financials—6.6%
Acrisure LLC
144A 8.125%, 2/15/24(1)	95	93
144A 7.000%, 11/15/25(1)	240	206
Citadel LP 144A 4.875%, 1/15/27(1)	305	294
ICAHN Enterprises LP
6.375%, 12/15/25	145	137
	Par Value	Value

Financials—continued
6.250%, 5/15/26	$220	$ 208
5.250%, 5/15/27	265	245
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	305	241
MSCI, Inc.
144A 4.000%, 11/15/29(1)	314	312
144A 3.625%, 9/1/30(1)	35	33
Navient Corp.
5.875%, 10/25/24	305	280
5.000%, 3/15/27	125	108
Springleaf Finance Corp.
6.875%, 3/15/25	370	373
7.125%, 3/15/26	85	83
5.375%, 11/15/29	45	41
Synovus Financial Corp. 5.900%, 2/7/29	310	288
Voya Financial, Inc. 5.650%, 5/15/53	440	403
		3,345

Health Care—11.1%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	41	36
Avantor, Inc.
144A 6.000%, 10/1/24(1)	130	136
144A 9.000%, 10/1/25(1)	380	400
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	135	141
144A 8.500%, 1/31/27(1)	270	282
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	190	197
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	75	73
Charles River Laboratories International, Inc.
144A 5.500%, 4/1/26(1)	195	199
144A 4.250%, 5/1/28(1)	150	145
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	280	259
Endo Finance LLC 144A 5.375%, 1/15/23(1)	250	175
HCA, Inc.
5.375%, 2/1/25	330	336
5.625%, 9/1/28	315	330
5.875%, 2/1/29	35	37
LifePoint Health, Inc. 144A 4.375%, 2/15/27(1)	290	273
Ortho-Clinical Diagnostics, Inc.
144A 6.625%, 5/15/22(1)	63	59
144A 7.250%, 2/1/28(1)	135	116
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	115	114
Select Medical Corp. 144A 6.250%, 8/15/26(1)	440	440
	Par Value	Value

Health Care—continued
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	$180	$ 130
144A 10.000%, 4/15/27(1)	130	91
Tenet Healthcare Corp.
8.125%, 4/1/22	85	80
7.000%, 8/1/25	180	156
144A 4.875%, 1/1/26(1)	180	171
144A 6.250%, 2/1/27(1)	130	127
144A 5.125%, 11/1/27(1)	60	57
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/1/26	405	341
144A 7.125%, 1/31/25(1)	295	292
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	470	410
		5,603

Industrials—8.7%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	380	372
ASGN, Inc. 144A 4.625%, 5/15/28(1)	300	281
Beacon Roofing Supply, Inc. 144A 4.500%, 11/15/26(1)	295	272
Bombardier, Inc.
144A 8.750%, 12/1/21(1)	155	129
144A 7.500%, 12/1/24(1)	155	103
144A 7.875%, 4/15/27(1)	70	48
Fortress Transportation & Infrastructure Investors LLC
144A 6.750%, 3/15/22(1)	175	162
144A 6.500%, 10/1/25(1)	220	161
Garda World Security Corp. 144A 4.625%, 2/15/27(1)	290	260
GFL Environmental, Inc.
144A 7.000%, 6/1/26(1)	99	96
144A 8.500%, 5/1/27(1)	72	72
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(1)	315	245
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(1)	596	431
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(1)	595	537
SRS Distribution, Inc. 144A 8.250%, 7/1/26(1)	290	261
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	210	175
TransDigm, Inc.
144A 6.250%, 3/15/26(1)	415	413
See Notes to Financial Statements
18

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Industrials—continued
144A 5.500%, 11/15/27(1)	$450	$ 404
		4,422

Information Technology—3.3%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	170	150
Dun & Bradstreet Corp. (The) 144A 10.250%, 2/15/27(1)	140	148
Exela Intermediate LLC 144A 10.000%, 7/15/23(1)	110	29
Infor US, Inc. 6.500%, 5/15/22	200	195
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(1)	305	287
Radiate Holdco LLC 144A 6.625%, 2/15/25(1)	240	204
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	50	48
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	300	309
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	305	285
		1,655

Materials—11.7%
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(1)(6)	595	511
Atotech Alpha 3 B.V. 144A 6.250%, 2/1/25(1)	280	258
Calumet Specialty Products Partners LP 7.625%, 1/15/22	160	124
Cascades, Inc. 144A 5.750%, 7/15/23(1)	115	111
Cleveland-Cliffs, Inc.
144A 6.750%, 3/15/26(1)	55	49
144A 7.000%, 3/15/27(1)	170	104
CPG Merger Sub LLC 144A 8.000%, 10/1/21(1)	320	310
Greif, Inc. 144A 6.500%, 3/1/27(1)	195	187
Hecla Mining Co. 7.250%, 2/15/28	305	268
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	315	287
Kaiser Aluminum Corp. 144A 4.625%, 3/1/28(1)	305	271
Kraton Polymers LLC 144A 7.000%, 4/15/25(1)	512	453
LSB Industries, Inc. 144A 9.625%, 5/1/23(1)	260	216
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	460	348
	Par Value	Value

Materials—continued
Novelis Corp. 144A 4.750%, 1/30/30(1)	$300	$ 267
Olin Corp. 5.625%, 8/1/29	320	294
Reynolds Group Issuer, Inc.
144A 7.000%, 7/15/24(1)	165	168
RegS 7.000%, 7/15/24(7)	125	127
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	250	249
Scotts Miracle-Gro Co. (The) 4.500%, 10/15/29	355	338
Teck Resources Ltd. 6.125%, 10/1/35	265	244
TPC Group, Inc. 144A 10.500%, 8/1/24(1)	270	221
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	150	124
144A 6.625%, 11/1/25(1)	265	213
United States Steel Corp. 6.250%, 3/15/26	235	153
		5,895

Real Estate—2.3%
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	640	499
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	315	296
iStar, Inc. 4.250%, 8/1/25	290	239
Uniti Group, Inc. 144A 7.125%, 12/15/24(1)	185	137
		1,171

Utilities—2.6%
DPL, Inc. 144A 4.350%, 4/15/29(1)	475	452
Ferrellgas Partners LP 8.625%, 6/15/20(3)	140	35
Suburban Propane Partners LP 5.500%, 6/1/24	145	136
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)	105	95
144A 6.625%, 1/15/28(1)	205	172
TerraForm Power Operating LLC
144A 4.250%, 1/31/23(1)	175	174
144A 5.000%, 1/31/28(1)	240	251
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(4)	500	1
		1,316

Total Corporate Bonds and Notes (Identified Cost $49,814)		42,737

	Par Value	Value

Leveraged Loans(2)—6.2%
Aerospace—0.2%
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 6.612%, 8/18/25	$ 93	$ 76
Consumer Non-Durables—0.9%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	91	72
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 4.777%, 9/6/24	186	138
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	128	113
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.863%, 6/30/24	173	134
		457

Energy—0.4%
California Resources Corp.
2016 (3 month LIBOR + 10.375%) 11.988%, 12/31/21	155	7
2017 (3 month LIBOR + 4.750%) 6.363%, 12/31/22(4)	55	12
CITGO Petroleum Corp. 2019, Tranche B (1 month LIBOR + 5.000%) 6.000%, 3/27/24	94	82
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.027%, 4/11/22	245	77
McDermott Technology (Americas), Inc. (3 month LIBOR + 9.000%) 10.720%, 2/10/25	22	20
		198

Financial—0.2%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 7.489%, 8/4/25	128	117
Food / Tobacco—0.2%
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23(4)	143	97
See Notes to Financial Statements
19

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Food and Drug—0.1%
Sage Borrowco LLC Tranche B, First Lien (1 month LIBOR + 4.750%) 5.739%, 6/20/26	$ 65	$ 59
Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. (1 month LIBOR + 4.250%) 5.250%, 6/30/22	203	140
Healthcare—1.6%
21st Century Oncology, Inc. Tranche B (1 month LIBOR + 6.125%) 7.125%, 1/16/23	153	146
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.739%, 10/10/25	135	68
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.954%, 11/27/22	496	397
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 4.765%, 6/30/25	88	74
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.200%, 7/2/25	159	137
		822

Information Technology—0.2%
Kronos, Inc. Second Lien (3 month LIBOR + 8.250%) 10.013%, 11/1/24	78	71
Manufacturing—0.4%
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.950%, 12/23/21	311	192
Media / Telecom - Cable/Wireless Video—0.3%
Intelsat Jackson Holdings S.A. Tranche B-5 (3 month LIBOR + 0.000%) 6.625%, 1/2/24	186	172
Media / Telecom - Telecommunications—0.1%
Securus Technologies Holdings, Inc. Second Lien (1 month LIBOR + 8.250%) 9.250%, 11/1/25	100	47
	Par Value	Value

Service—0.6%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25	$ 80	$ 63
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.959%, 2/6/26	150	135
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.750%, 2/1/23	153	122
		320

Transportation - Automotive—0.7%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.989%, 11/2/23(4)	258	167
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 4.441%, 4/30/26	194	177
		344

Total Leveraged Loans (Identified Cost $4,207)		3,112

	Shares
Preferred Stocks—1.3%
Financials—1.3%
Citigroup, Inc. Series T, 6.250%(8)	190 (9)	196
JPMorgan Chase & Co. Series HH, 4.600%	259 (9)	227
KeyCorp Series D, 5.000%(8)	250 (9)	217
		640

Total Preferred Stocks (Identified Cost $700)		640

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(10)	7,282	4
Energy—0.0%
Frontera Energy Corp.	1,088	3
Total Common Stocks (Identified Cost $53)		7

	Shares	Value

Exchange-Traded Fund—0.5%
iShares iBoxx High Yield Corporate Bond ETF(11)	3,218	$ 248
Total Exchange-Traded Fund (Identified Cost $249)		248

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(4)(10)	8,563	9
Total Rights (Identified Cost $7)		9

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.	3,097	20
Total Warrant (Identified Cost $54)		20

Total Long-Term Investments—93.5% (Identified Cost $55,545)		47,211

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(11)	979,695	980
Total Short-Term Investment (Identified Cost $980)		980

TOTAL INVESTMENTS—95.4% (Identified Cost $56,525)		$48,191
Other assets and liabilities, net—4.6%		2,311
NET ASSETS—100.0%		$50,502

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
20

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $31,045 or 61.5% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security in default, interest payments are being received during the bankruptcy proceedings.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	First pay date will be in June 2020.
(7)	Regulation S security. Security is offered and sold outside of the United States. Therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(8)	Interest may be forfeited.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	85%
Canada	5
Luxembourg	3
Netherlands	2
United Kingdom	2
Norway	1
France	1
Other	1
Total	100%
† % of total investments as of March 31, 2020.
See Notes to Financial Statements
21

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$ 280	$ —	$ 280	$ —
Corporate Bonds and Notes	42,737	—	42,719	18 (1)
Leveraged Loans	3,112	—	2,836	276
Mortgage-Backed Security	158	—	158	—
Equity Securities:
Exchange-Traded Fund	248	248	—	—
Common Stocks	7	7	—	—
Preferred Stocks	640	—	640	—
Rights	9	—	—	9
Warrant	20	—	20	—
Money Market Mutual Fund	980	980	—	—
Total Investments	$48,191	$1,235	$46,653	$303

(1)	Includes internally fair valued security.
Securities held by the Fund with an end of period value of $126 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $177 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Mortgage-Backed Security	Common Stocks	Rights	Warrant	Leveraged Loans
Investments in Securities
Balance as of September 30, 2019:	$ 247	$ 1	$ 182	$ 8	$ 7	$ 49	$ —
Accrued discount/(premium)	—	—	— (a)	—	—	—	—
Realized gain (loss)	6	—	—	1	—	5	— (a)
Change in unrealized appreciation (depreciation)(b)	(130)	—	(25)	— (a)	2	(25)	(82)
Purchases	250	—	—	—	—	—	250
Sales	(19)	—	—	(9)	—	(9)	(1)
Transfers into Level 3(c)	126	17	—	—	—	—	109
Transfers from Level 3(c)	(177)	—	(157)	—	—	(20)	—
Balance as of March 31, 2020	$ 303	$18 (d)	$ —	—	$ 9	$ —	$ 276
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2020, was $(80).
(c) “Transfers into and/or from” represent the ending value as of March 31, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d) Includes internally fair valued security.
See Notes to Financial Statements
22

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.4%
U.S. Treasury Notes
2.250%, 3/31/21	$ 2,420	$ 2,470
1.750%, 6/15/22	10,940	11,307
1.250%, 8/31/24	1,105	1,149
Total U.S. Government Securities (Identified Cost $14,501)		14,926

Foreign Government Securities—0.6%
Republic of Indonesia 144A 5.875%, 1/15/24(1)	755	819
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	613
Republic of South Africa
4.665%, 1/17/24	100	94
5.875%, 9/16/25	575	552
Republic of Turkey 7.375%, 2/5/25	790	775
Total Foreign Government Securities (Identified Cost $2,992)		2,853

Mortgage-Backed Securities—32.0%
Agency—0.8%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	30	32
Pool #AO5149 3.000%, 6/1/27	96	101
Pool #AL7532 3.000%, 11/1/27	429	450
Pool #AS5730 3.000%, 9/1/30	892	936
Pool #AS5927 3.000%, 10/1/30	404	424
Pool #MA0908 4.000%, 11/1/31	220	240
Pool #AC3654 5.000%, 10/1/39	147	164
Pool #AD3841 4.500%, 4/1/40	60	66
Pool #MA3663 3.500%, 5/1/49	1,277	1,348
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	1	1
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	3	3
	Par Value	Value

Agency—continued
Pool #780023 7.000%, 9/15/24	$ 2	$ 2
		3,767

Non-Agency—31.2%
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(2)	780	791
2019-D, A1 144A 2.956%, 9/25/65(1)(2)	1,002	979
2018-C, A 144A 4.360%, 9/25/65(1)(2)	766	754
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	182	177
AMSR Trust 2020-SFR1, A 144A 1.819%, 4/17/37(1)	940	872
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(2)	1,784	1,748
Angel Oak Mortgage Trust LLC
2017-3, A1 144A 2.708%, 11/25/47(1)(2)	130	127
2019-3, A1 144A 2.930%, 5/25/59(1)(2)	1,653	1,590
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(2)	1,445	1,406
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	1,332	1,294
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	1,370	1,301
Ashford Hospitality Trust 2018-KEYS, B (1 month LIBOR + 1.450%) 144A 2.155%, 5/15/35(1)(2)	1,100	865
Aventura Mall Trust
2013-AVM, A 144A 3.743%, 12/5/32(1)(2)	1,721	1,699
2013-AVM, C 144A 3.743%, 12/5/32(1)(2)	1,130	1,116
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(2)	19	18
2005-1, 1A1 5.500%, 2/25/35	94	90
2006-2, 3A1 6.000%, 3/25/36	19	18
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-24CB, 1A1 6.000%, 11/25/34	140	144
	Par Value	Value

Non-Agency—continued
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.322%, 8/25/34(2)	$ 264	$ 244
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 1.227%, 7/25/36(1)(2)	201	176
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(2)	5	5
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(2)	196	196
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(2)	479	471
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(2)	368	365
Bear Stearns ARM Trust 2004-9, 22A1 4.364%, 11/25/34(2)	282	243
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 1.855%, 5/15/29(1)(2)	835	753
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(2)	1,579	1,446
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%) 144A 1.955%, 10/15/36(1)(2)	989	897
2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.955%, 12/15/36(1)(2)	480	427
BX Trust 2018-GW, B (1 month LIBOR + 1.020%) 144A 1.725%, 5/15/35(1)(2)	1,265	1,088
BXMT 2020-FL2, A (1 month LIBOR + 0.090%) 144A 1.700%, 2/16/37(1)(2)	1,235	1,101
Centex Home Equity Loan Trust 2004-D, AF5 5.850%, 9/25/34(2)	115	114
See Notes to Financial Statements
23

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.518%, 5/10/35(1)(2)	$ 695	$ 685
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.625%, 12/15/36(1)(2)	1,200	1,151
2015-GC27, A4 2.878%, 2/10/48	1,200	1,205
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	105	106
2014-A, A 144A 4.000%, 1/25/35(1)(2)	211	213
2013-A, A 144A 3.000%, 5/25/42(1)(2)	463	427
2015-PS1, A1 144A 3.750%, 9/25/42(1)(2)	143	143
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(2)	1,010	974
2015-A, A1 144A 3.500%, 6/25/58(1)(2)	280	280
2019-RP1, A1 144A 3.500%, 1/25/66(1)(2)	1,706	1,728
COLT Mortgage Loan Trust Funding LLC
2018-2, A1 144A 3.470%, 7/27/48(1)(2)	202	199
2018-3, A1 144A 3.692%, 10/26/48(1)(2)	721	713
2019-3, A1 144A 2.764%, 8/25/49(1)(2)	275	266
2020-1, A1 144A 2.488%, 2/25/50(1)(2)	1,427	1,380
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	908
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(2)	325	327
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	1,186	1,167
2020-1, A1 144A 1.832%, 3/15/50(1)	1,275	1,227
2018-2, A 144A 4.026%, 11/15/52(1)	1,014	1,025
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	23	23
2003-AR30, 5A1 3.958%, 1/25/34(2)	121	124
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.685%, 5/15/36(1)(2)	1,455	1,368
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 3.100%, 4/25/43(1)(2)	$ 251	$ 246
2014-IVR2, A2 144A 3.760%, 4/25/44(1)(2)	493	487
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(2)	558	513
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(2)	82	80
2017-1A, A2 144A 2.928%, 12/26/46(1)(2)	133	130
2017-2A, A1 144A 2.453%, 6/25/47(1)(2)	880	854
2017-3A, A3 144A 2.813%, 10/25/47(1)(2)	156	156
2018-2A, A1 144A 3.479%, 4/25/58(1)(2)	738	720
2018-3A, A1 144A 3.789%, 8/25/58(1)(2)	152	149
2019-1A, A1 144A 3.743%, 1/25/59(1)(2)	638	621
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	1,253	1,237
2019-2, A3 144A 3.046%, 11/25/59(1)(2)	1,085	1,043
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 2.850%, 3/15/35(1)(2)	1,280	1,104
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	494	490
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	365	362
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	389	390
2019-H1, A1 144A 2.657%, 10/25/59(1)(2)	1,150	1,138
2020-H1, A1 144A 2.310%, 1/25/60(1)(2)	1,268	1,222
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(2)	2,346	2,402
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53	1,225	1,153
GSAA Home Equity Trust 2005-1, AF4 5.619%, 11/25/34(2)	10	10
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	221	227
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,019
	Par Value	Value

Non-Agency—continued
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(2)	$ 1,243	$ 1,200
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	1,637	1,594
2019-1, A1 144A 3.454%, 1/25/59(1)(2)	1,584	1,524
2019-3, A1 144A 2.675%, 11/25/59(1)(2)	2,204	2,097
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	60	58
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 4.019%, 8/25/35(2)	280	251
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 4.678%, 6/25/33(2)	120	112
2003-AR4, 2A1 3.618%, 8/25/33(2)	46	42
JPMorgan Chase Commercial Mortgage Securities Trust
2020-MKST, C (1 month LIBOR + 1.250%) 144A 1.955%, 12/15/36(1)(2)	690	632
2011-C4, A4 144A 4.388%, 7/15/46(1)	91	92
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.350%, 6/25/29(1)(2)	817	809
2014-2, 2A2 144A 3.500%, 6/25/29(1)(2)	578	575
2006-A2, 4A1 4.670%, 8/25/34(2)	53	51
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	525	520
2015-1, AM1 144A 2.970%, 12/25/44(1)(2)	191	170
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	485	478
2015-5, A2 144A 3.053%, 5/25/45(1)(2)	297	296
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	778	741
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	761	760
2017-5, A1 144A 3.147%, 10/26/48(1)(2)	1,976	1,898
2018-8, A3 144A 4.000%, 1/25/49(1)(2)	206	210
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 1.505%, 5/15/36(1)(2)	1,040	947
See Notes to Financial Statements
24

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	$ 1,195	$ 1,045
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	63	64
2004-4, 6A1 5.500%, 4/25/34	90	92
2004-7, 9A1 6.000%, 8/25/34	70	73
2005-2, 2A1 6.000%, 1/25/35	289	283
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	97	97
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.147%, 6/25/52(1)(2)(3)	1,040	1,040
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	1,195	1,233
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,552
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	1,660	1,550
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 1.405%, 11/15/34(1)(2)	1,080	1,022
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 3.017%, 6/25/44(1)(2)	345	334
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	90	86
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	1,617	1,665
2018-NQM1,A1 144A 3.986%, 11/25/48(1)(2)	773	768
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(2)	1,633	1,611
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	1,013	1,042
2014-2A, A3 144A 3.750%, 5/25/54(1)(2)	98	100
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(2)	827	855
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	1,194	1,230
	Par Value	Value

Non-Agency—continued
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	$ 683	$ 703
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	677	696
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	2,822	2,902
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	1,250	1,298
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	1,734	1,792
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(2)	1,281	1,262
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 2.672%, 3/25/35(2)	630	621
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	1,178	1,181
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	396	398
2018-1, A2 (1 month LIBOR + 0.650%) 144A 1.597%, 6/25/57(1)(2)	593	554
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(2)	963	951
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(1)(2)	1,167	1,012
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	690	673
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,750	1,717
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	619
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	1,547	1,561
2019-2A, A1 144A 3.967%, 4/25/24(1)(2)	871	779
2019-GS1, A1 144A 3.500%, 10/25/24(1)(2)(3)	665	661
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(2)	1,373	1,364
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(1)(2)	1,297	1,233
2019-2, A1 144A 3.475%, 11/25/24(1)(2)	983	934
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(2)	955	913
2019-1, A1 144A 3.936%, 10/25/58(1)(2)	802	782
2019-2, A1 144A 2.913%, 5/25/59(1)(2)	479	478
	Par Value	Value

Non-Agency—continued
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(1)(2)	$ 1,434	$ 1,353
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(2)	2,435	2,350
Spruce Hill Mortgage Loan Trust
2019-SH1, A1 144A 3.395%, 4/29/49(1)(2)	1,477	1,387
2020-SH1, A1 144A 2.521%, 1/28/50(1)(2)	1,133	1,051
Starwood Mortgage Residential Trust
2018-IMC1, A1 144A 3.793%, 3/25/48(1)(2)	1,923	1,873
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(2)	1,468	1,461
2020-1, A1 144A 2.275%, 2/25/50(1)(2)	545	523
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 1.655%, 1/17/35(1)(2)	630	577
Structured Adjustable Rate Mortgage Loan Trust
2004-1, 6A 4.016%, 2/25/34(2)	342	298
2004-14, 7A 3.924%, 10/25/34(2)	123	113
Structured Asset Securities Corp. 2003-37A, 2A 4.085%, 12/25/33(2)	70	60
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 4.150%, 11/25/33(2)	199	172
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 1.567%, 6/25/44(2)	997	875
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.847%, 4/25/48(1)(2)	1,493	1,448
2015-3, A1B 144A 3.000%, 3/25/54(1)(2)	167	166
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	275	268
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	640	657
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	703	705
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	774	761
See Notes to Financial Statements
25

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(1)(2)	$ 665	$ 656
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(2)	40	39
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	622	550
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(2)	1,028	886
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(2)	648	591
Vericrest Opportunity Loan Trust LXXXIII LLC 2019-NPL9, A1A 144A 3.327%, 11/26/49(1)(2)	800	708
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(1)(2)	461	406
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(2)	58	57
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	346	335
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	1,293	1,228
2018-INV1, A3 144A 4.052%, 3/25/58(1)(2)	369	353
2018-2, A1 144A 3.677%, 6/1/58(1)(2)	1,980	1,925
2018-2, B1 144A 4.426%, 6/1/58(1)(2)	445	398
2019-2, A1 144A 3.211%, 5/25/59(1)(2)	737	722
2019-INV2, A1 144A 2.913%, 7/25/59(1)(2)	689	669
2019-INV1, A1 144A 3.402%, 12/25/59(1)(2)	786	753
2020-1, A1 144A 2.417%, 1/25/60(1)(2)	1,046	1,004
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	1,035	1,051
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 4.991%, 7/25/34(2)	95	95
2004-U, A1 4.582%, 10/25/34(2)	32	32
		138,346

Total Mortgage-Backed Securities (Identified Cost $147,359)		142,113

	Par Value	Value

Asset-Backed Securities—34.0%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(1)	$ 920	$ 887
Automobiles—19.5%
ACC Trust
2019-1, A 144A 3.750%, 5/20/22(1)	771	770
2019-2, A 144A 2.820%, 2/21/23(1)	1,101	1,098
American Credit Acceptance Receivables Trust
2017-2, C 144A 2.860%, 6/12/23(1)	15	15
2018-3, C 144A 3.750%, 10/15/24(1)	1,090	1,084
2018-4, C 144A 3.970%, 1/13/25(1)	1,110	1,070
2019-1, C 144A 3.500%, 4/14/25(1)	1,200	1,173
2019-2, C 144A 3.170%, 6/12/25(1)	1,040	967
AmeriCredit Automobile Receivables Trust
2015-4, C 2.880%, 7/8/21	14	14
2017-1, C 2.710%, 8/18/22	915	909
2018-1, D 3.820%, 3/18/24	975	945
2019-1, C 3.360%, 2/18/25	1,200	1,207
Avid Automobile Receivables Trust 2018-1, A 144A 2.840%, 8/15/23(1)	162	161
Avis Budget Rental Car Funding LLC
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	800	781
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,042
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,299
2019-3A, A 144A 2.360%, 3/20/26(1)	1,270	1,112
California Republic Auto Receivables Trust 2016-1, B 3.430%, 2/15/22	785	785
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	920	908
CarMax Auto Owner Trust
2016-2, B 2.160%, 12/15/21	750	747
	Par Value	Value

Automobiles—continued
2017-1, B 2.540%, 9/15/22	$ 900	$ 898
2019-1, C 3.740%, 1/15/25	1,175	1,184
CarNow Auto Receivables Trust 2019-1A, A 144A 2.720%, 11/15/22(1)	785	768
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,163
2019-3A, C 144A 2.710%, 10/15/24(1)	1,580	1,516
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,233
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	91	90
CPS Auto Receivables Trust
2017-D, B 144A 2.430%, 1/18/22(1)	62	61
2018-C, D 144A 4.400%, 6/17/24(1)	905	905
2018-D, D 144A 4.340%, 9/16/24(1)	1,450	1,443
2020-A, C 144A 2.540%, 12/15/25(1)	1,225	1,209
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(1)	1,491	1,491
2019-3A, B 144A 2.860%, 1/16/29(1)	1,180	1,135
Drive Auto Receivables Trust
2.900%, 8/15/25	1,255	1,222
2018-4, D 4.090%, 1/15/26	220	220
2019-4, C 2.510%, 11/17/25	1,120	1,079
DT Auto Owner Trust
2018-1A, C 144A 3.470%, 12/15/23(1)	620	618
2018-3A, C 144A 3.790%, 7/15/24(1)	2,070	2,034
2019-1A, C 144A 3.610%, 11/15/24(1)	800	795
2019-2A, B 144A 2.990%, 4/17/23(1)	1,040	1,029
2019-2A, C 144A 3.180%, 2/18/25(1)	1,040	1,027
2019-4A, C 144A 2.730%, 7/15/25(1)	1,390	1,358
Exeter Automobile Receivables Trust
2017-3A, B 144A 2.810%, 9/15/22(1)	358	355
See Notes to Financial Statements
26

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-1A, C 144A 3.030%, 1/17/23(1)	$ 2,088	$ 2,081
2018-2A, C 144A 3.690%, 3/15/23(1)	915	915
2018-3A, C 144A 3.710%, 6/15/23(1)	1,105	1,104
2019-3A, C 144A 2.790%, 5/15/24(1)	1,060	1,033
2019-4A, C 144A 2.440%, 9/16/24(1)	1,370	1,325
2020-1A, D 144A 2.730%, 12/15/25(1)	1,225	993
First Investors Auto Owner Trust
2016-2A, C 144A 2.530%, 7/15/22(1)	1,490	1,480
2017-1A, D 144A 3.600%, 4/17/23(1)	880	877
2017-2A, B 144A 2.650%, 11/15/22(1)	900	894
2018-1A, D 144A 4.110%, 6/17/24(1)	1,175	1,160
2019-1A, C 144A 3.260%, 3/17/25(1)	1,240	1,193
Flagship Credit Auto Trust
2015-2, C 144A 4.080%, 12/15/21(1)	209	207
2016-2, B 144A 3.840%, 9/15/22(1)	415	415
2016-3, D 144A 3.890%, 11/15/22(1)	1,635	1,635
2019-1, C 144A 3.600%, 2/18/25(1)	1,400	1,387
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,223
2020-1, C 144A 2.240%, 1/15/26(1)	1,490	1,389
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A 2.870%, 10/15/21(1)	1	1
2017-1, B 144A 3.050%, 12/15/22(1)	855	850
2018-1, C 144A 3.680%, 8/15/23(1)	910	901
GLS Auto Receivables Issuer Trust
2019-1A, B 144A 3.650%, 12/16/24(1)	1,250	1,240
2019-2A, B 144A 3.320%, 3/15/24(1)	1,240	1,159
	Par Value	Value

Automobiles—continued
2019-3A, B 144A 2.720%, 6/17/24(1)	$ 1,285	$ 1,267
2019-4A, B 144A 2.780%, 9/16/24(1)	1,400	1,350
2020-1A, B 144A 2.430%, 11/15/24(1)	1,810	1,745
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	560	557
2018-1A, A 144A 2.820%, 7/15/22(1)	200	199
2018-3A, C 144A 4.180%, 7/15/24(1)	1,340	1,217
GM Financial Consumer Automobile 2017-1A, B 144A 2.300%, 6/16/23(1)	915	913
Hertz Vehicle Financing II LP
2015-3A, A 144A 2.670%, 9/25/21(1)	925	915
2016-4A, A 144A 2.650%, 7/25/22(1)	2,140	2,071
2019-1A, A 144A 3.710%, 3/25/23(1)	970	941
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(1)	925	920
2018-1A, C 144A 3.850%, 10/14/25(1)	1,030	1,019
Santander Drive Auto Receivables Trust
2017-1, C 2.580%, 5/16/22	196	196
2018-2, C 3.350%, 7/17/23	920	916
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	1,115	895
Tesla Auto Lease Trust 2018-B, B 144A 4.120%, 10/20/21(1)	925	910
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,530	1,422
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	867	862
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	1,035	951
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	825	760
	Par Value	Value

Automobiles—continued
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	$ 1,270	$ 1,222
Westlake Automobile Receivables Trust
2017-2A, C 144A 2.590%, 12/15/22(1)	418	418
2018-2A, D 144A 4.000%, 1/16/24(1)	1,285	1,289
2018-3A, C 144A 3.610%, 10/16/23(1)	1,348	1,344
		86,681

Consumer Loans—0.7%
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	1,096	1,057
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	1,014	963
Upstart Securitization Trust 2019-3, A 144A 2.684%, 1/21/30(1)	1,243	1,234
		3,254

Credit Card—0.4%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	1,720	1,583
Equipment—0.9%
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	1,370	1,319
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(1)	1,205	1,180
Pawnee Equipment Receivables Series LLC 2019-1, B 144A 2.520%, 10/15/24(1)	1,365	1,330
		3,829

Other—11.3%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	550	550
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	771	786
See Notes to Financial Statements
27

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	$ 431	$ 430
2019-A, A 144A 3.140%, 7/16/40(1)	1,385	1,379
2019-A, C 144A 4.010%, 7/16/40(1)	1,450	1,441
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(1)	488	472
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	321	312
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	384	375
2019-A, A 144A 3.280%, 9/26/33(1)	1,027	1,014
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	12	11
2013-A, A 144A 3.010%, 12/4/28(1)	505	489
2015-A, A 144A 2.880%, 5/2/30(1)	146	145
CCG Receivables Trust
2018-1, A2 144A 2.500%, 6/16/25(1)	949	947
2019-1, B 144A 3.220%, 9/14/26(1)	1,030	1,029
2019-2, B 144A 2.550%, 3/15/27(1)	1,185	1,161
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	215	206
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, A 144A 2.470%, 10/15/26(1)	766	722
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	266	263
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	1,122	1,080
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	90	90
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	758	749
2019-1A, B 144A 3.530%, 2/20/32(1)	1,008	958
	Par Value	Value

Other—continued
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	$ 662	$ 661
2019-1A, A 144A 3.860%, 11/15/34(1)	816	780
FREED ABS Trust 2019-2, B 144A 3.190%, 11/18/26(1)	1,370	1,195
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	90	90
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(1)	659	657
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(1)	1,364	1,309
Hilton Grand Vacations Trust
2014-AA, A 144A 1.770%, 11/25/26(1)	56	55
2017-AA, A 144A 2.660%, 12/26/28(1)	355	348
2018-AA, A 144A 3.540%, 2/25/32(1)	780	778
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(1)	1,345	1,308
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,425	1,333
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(1)(3)	1,045	881
Marlette Funding Trust
2018-3A, A 144A 3.200%, 9/15/28(1)	104	103
2019-2A, A 144A 3.130%, 7/16/29(1)	703	674
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(1)	1,224	1,124
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	107	105
2016-1A, A 144A 2.250%, 12/20/33(1)	513	500
2017-1A, A 144A 2.420%, 12/20/34(1)	440	428
2019-1A, A 144A 2.890%, 11/20/36(1)	1,064	993
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	1,159	1,152
	Par Value	Value

Other—continued
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(1)	$ 1,023	$ 1,017
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	1,895	1,889
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	905	852
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	250	236
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	112	111
2018-A, A 144A 3.100%, 11/8/30(1)	167	163
2019-A, B 144A 3.360%, 4/9/38(1)	902	882
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(1)	1,245	1,208
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	383	378
Sierra Timeshare Receivables Funding LLC
2016-1A, A 144A 3.080%, 3/21/33(1)	112	111
2016-2A, A 144A 2.330%, 7/20/33(1)	146	144
2018-2A, A 144A 3.500%, 6/20/35(1)	388	374
2019-1A, B 144A 3.420%, 1/20/36(1)	693	686
2019-2A, B 144A 2.820%, 5/20/36(1)	736	722
Small Business Lending Trust
2019-A, A 144A 2.850%, 7/15/26(1)	886	874
2020-A, A 144A 2.620%, 12/15/26(1)(3)	1,158	1,147
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	134	133
2017-1, A 144A 3.280%, 1/26/26(1)	263	258
2017-5, A2 144A 2.780%, 9/25/26(1)	326	308
2017-6, A2 144A 2.820%, 11/25/26(1)	514	502
See Notes to Financial Statements
28

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
SoFi Consumer Loan Program Trust
2018-2, A2 144A 3.350%, 4/26/27(1)	$ 1,676	$ 1,661
2019-3, A 144A 2.900%, 5/25/28(1)	755	732
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	110	109
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	1,167	1,116
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	776	768
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	306	303
Upstart Pass-Through Trust 2020-ST1, A 144A 3.750%, 2/20/28(1)(3)	958	781
Upstart Securitization Trust
2019-1, A 144A 3.450%, 4/20/26(1)	184	182
2019-2, A 144A 2.897%, 9/20/29(1)	894	829
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	443	434
2017-A, A 144A 2.330%, 3/20/35(1)	421	409
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	29	29
2015-AA, A 144A 2.790%, 6/16/31(1)	735	727
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(1)	287	285
2018-1A, A 144A 3.380%, 12/20/31(1)	893	888
		50,331

Student Loan—0.7%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	374	377
2019-AGS, A1 144A 2.540%, 1/25/47(1)	1,292	1,307
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	275	274
	Par Value	Value

Student Loan—continued
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	$ 846	$ 852
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(1)	165	166
		2,976

Unknown SOI_Bloomberg ABS Collateral Type—0.3%
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(2)	1,168	1,175
Total Asset-Backed Securities (Identified Cost $155,598)		150,716

Corporate Bonds and Notes—20.5%
Communication Services—1.5%
AT&T, Inc.
(3 month LIBOR + 0.890%) 2.594%, 2/15/23(2)	475	448
(3 month LIBOR + 1.180%) 1.964%, 6/12/24(2)	805	748
Crown Castle International Corp. 4.875%, 4/15/22	930	976
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	470	382
Discovery Communications LLC 3.300%, 5/15/22	1,320	1,328
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	190	193
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	900	895
Tencent Holdings Ltd. 144A 3.280%, 4/11/24(1)	467	484
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 2.792%, 5/15/25(2)	1,226	1,118
		6,572

Consumer Discretionary—1.0%
Aptiv Corp. 4.150%, 3/15/24	735	719
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	735	761
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,146
	Par Value	Value

Consumer Discretionary—continued
General Motors Financial Co., Inc.
3.700%, 11/24/20	$ 670	$ 663
3.200%, 7/6/21	975	931
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	163
		4,383

Consumer Staples—0.8%
Altria Group, Inc. 3.800%, 2/14/24	1,031	1,045
BAT Capital Corp. (3 month LIBOR + 0.880%) 2.572%, 8/15/22(2)	1,030	949
Campbell Soup Co. 3.650%, 3/15/23	285	291
Conagra Brands, Inc. 4.300%, 5/1/24	1,090	1,132
		3,417

Energy—1.5%
Boardwalk Pipelines LP 4.950%, 12/15/24	630	510
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	870	887
Energy Transfer Operating LP 4.250%, 3/15/23	380	340
Energy Transfer Partners LP 4.500%, 11/1/23	310	281
Kinder Morgan, Inc.
3.150%, 1/15/23	1,005	995
144A 5.625%, 11/15/23(1)	305	319
MPLX LP 144A 3.500%, 12/1/22(1)	1,000	957
Petroleos Mexicanos 4.625%, 9/21/23	855	691
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,475	1,431
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	225	180
		6,591

Financials—8.3%
AerCap Ireland Capital DAC 3.950%, 2/1/22	1,085	945
Ares Capital Corp. 3.500%, 2/10/23	740	656
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	1,058	989
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(4)	520	515
See Notes to Financial Statements
29

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Banco Bradesco SA 144A 3.200%, 1/27/25(1)	$ 500	$ 457
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	910
Bank of America Corp.
4.200%, 8/26/24	2,155	2,291
3.950%, 4/21/25	420	442
(3 month LIBOR + 0.770%) 2.511%, 2/5/26(2)	705	640
Brookfield Finance, Inc. 3.900%, 1/25/28	715	734
Capital One N.A. 2.950%, 7/23/21	1,085	1,088
Citadel LP 144A 4.875%, 1/15/27(1)	450	434
Citigroup, Inc.
3.200%, 10/21/26	715	741
(3 month LIBOR + 1.250%) 2.683%, 7/1/26(2)	1,080	998
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	935	898
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	350
3.000%, 4/26/22	900	906
(3 month LIBOR + 1.750%) 3.545%, 10/28/27(2)	2,015	1,814
HSBC Holdings plc
2.950%, 5/25/21	860	865
(3 month LIBOR + 1.500%) 3.400%, 1/5/22(2)	476	456
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	251
ICAHN Enterprises LP 6.250%, 5/15/26	1,060	1,002
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	370	386
(3 month LIBOR + 0.750%) 2.484%, 11/8/20(2)	370	371
JPMorgan Chase & Co. 3.875%, 9/10/24	1,260	1,330
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	740	585
Lincoln National Corp.
4.200%, 3/15/22	470	477
(3 month LIBOR + 2.040%) 3.859%, 4/20/67(2)(5)	75	45
	Par Value	Value

Financials—continued
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(1)	$ 650	$ 652
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	558
Morgan Stanley
4.100%, 5/22/23	730	756
3.875%, 4/29/24	655	687
(3 month LIBOR + 0.930%) 2.732%, 7/22/22(2)	725	705
Navient Corp.
5.875%, 10/25/24	810	744
5.000%, 3/15/27	205	176
Prudential Financial, Inc. 5.625%, 6/15/43(5)	1,168	1,098
Santander Holdings USA, Inc.
4.450%, 12/3/21	932	951
3.700%, 3/28/22	735	728
3.500%, 6/7/24	840	820
SBA Tower Trust
144A 3.156%, 10/8/20(1)	750	749
144A 2.877%, 7/9/21(1)	800	797
144A 3.168%, 4/11/22(1)	730	726
Synchrony Financial 4.375%, 3/19/24	1,220	1,208
Toronto-Dominion Bank (The) 2.650%, 6/12/24	723	738
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	751
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	399
Wells Fargo & Co.
3.750%, 1/24/24	870	921
(3 month LIBOR + 1.230%) 3.007%, 10/31/23(2)	1,175	1,121
		36,861

Health Care—1.5%
AbbVie, Inc.
2.300%, 5/14/21	495	493
2.850%, 5/14/23	495	502
Anthem, Inc. 2.375%, 1/15/25	665	656
CVS Health Corp.
3.625%, 4/1/27	360	369
(3 month LIBOR + 0.720%) 1.719%, 3/9/21(2)	265	259
HCA, Inc. 5.375%, 2/1/25	570	580
Mylan NV 3.950%, 6/15/26	955	954
Tenet Healthcare Corp. 4.625%, 7/15/24	550	524
	Par Value	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	$ 1,200	$ 1,200
(3 month LIBOR + 0.750%) 1.802%, 3/19/21(2)	1,100	1,087
		6,624

Industrials—1.2%
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	494	494
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	1,257	1,051
CNH Industrial N.V. 4.500%, 8/15/23	1,314	1,374
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	895	924
Stanley Black & Decker, Inc. 4.000%, 3/15/60(5)	1,288	1,222
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	445	443
		5,508

Information Technology—1.0%
Broadcom, Inc. 144A 3.625%, 10/15/24(1)	1,315	1,291
Dell International LLC 144A 4.000%, 7/15/24(1)	395	398
Hewlett Packard Enterprise Co.
2.250%, 4/1/23	660	645
(3 month LIBOR + 0.720%) 2.620%, 10/5/21(2)	145	137
Open Text Corp. 144A 3.875%, 2/15/28(1)	1,000	940
VMware, Inc. 2.950%, 8/21/22	1,295	1,298
		4,709

Materials—0.6%
DuPont de Nemours, Inc.
3.766%, 11/15/20	146	147
(3 month LIBOR + 0.710%) 2.402%, 11/15/20(2)	243	241
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	1,140	1,051
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(1)	312	308
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	300	297
See Notes to Financial Statements
30

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Syngenta Finance NV
144A 3.698%, 4/24/20(1)	$ 365	$ 364
144A 3.933%, 4/23/21(1)	365	344
		2,752

Real Estate—0.8%
Corporate Office Properties LP 3.700%, 6/15/21	220	223
GLP Capital LP 5.250%, 6/1/25	640	592
iStar, Inc. 4.250%, 8/1/25	965	794
Office Properties Income Trust 4.150%, 2/1/22	915	929
Service Properties Trust
4.500%, 6/15/23	420	315
4.650%, 3/15/24	430	315
4.350%, 10/1/24	455	334
		3,502

Utilities—2.3%
CenterPoint Energy, Inc. 3.850%, 2/1/24	1,260	1,278
Centrais Eletricas Brasileiras S.A. 144A 3.625%, 2/4/25(1)	400	355
DTE Energy Co. 2.529%, 10/1/24	1,074	1,044
Exelon Corp.
2.850%, 6/15/20	805	805
3.497%, 6/1/22	1,046	1,013
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,281	1,268
PNM Resources, Inc. 3.250%, 3/9/21	810	815
PSEG Power LLC 3.850%, 6/1/23	1,022	1,040
Southern Co. (The) 2.950%, 7/1/23	920	925
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	729
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	1,040	978
		10,250

Total Corporate Bonds and Notes (Identified Cost $94,941)		91,169

	Par Value	Value

Leveraged Loans(2)—3.5%
Aerospace—0.3%
Kestrel Bidco, Inc. (1 month LIBOR + 3.000%) 4.000%, 12/11/26	$ 419	$ 318
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.239%, 5/30/25	228	207
Tranche F (1 month LIBOR + 2.250%) 3.239%, 12/9/25	720	654
		1,179

Energy—0.0%
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(3)(6)	1	—
Financial—0.0%
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 2.989%, 12/27/22	188	180
Food / Tobacco—0.2%
Aramark Services, Inc.
Tranche B-2 (1 month LIBOR + 1.750%) 2.739%, 3/28/24	212	201
Tranche B-3 (1 month LIBOR + 1.750%) 2.739%, 3/11/25	345	321
Tranche B-4 (1 month LIBOR + 1.750%) 2.739%, 1/15/27	215	199
		721

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche Y (3 month LIBOR + 2.000%) 2.863%, 7/1/26	725	684
Reynolds Consumer Products LLC (3 month LIBOR + 1.750%) 3.501%, 2/4/27	145	136
		820

Gaming / Leisure—0.4%
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 2.934%, 9/15/23	510	439
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 3.239%, 4/18/24	605	525
	Par Value	Value

Gaming / Leisure—continued
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.697%, 6/22/26	$ 578	$ 546
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.240%, 2/8/27	352	299
		1,809

Healthcare—0.7%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.362%, 11/27/25	174	165
(1 month LIBOR + 3.000%) 3.612%, 6/2/25	399	377
Elanco Animal Health, Inc. Tranche B (3 month LIBOR + 1.750%) 0.000%, 2/4/27(7)	90	85
HCA, Inc. Tranche B-13 (1 month LIBOR + 1.750%) 2.739%, 3/18/26	1,770	1,667
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.200%, 6/11/25	525	498
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 3.430%, 3/6/25	115	109
		2,901

Information Technology—0.2%
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.990%, 9/19/25	817	776
Science Applications International Corp. Tranche B-2 (3 month LIBOR + 2.250%) 0.000%, 3/13/27(7)	220	206
		982

Manufacturing—0.0%
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 2.739%, 2/28/27	100	94
See Notes to Financial Statements
31

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
NCR Corp. (1 month LIBOR + 2.500%) 3.490%, 8/28/26	$ 131	$ 118
		212

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.331%, 9/18/26	644	597
Media / Telecom - Cable/Wireless Video—0.6%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 2.740%, 2/1/27	818	782
CSC Holdings LLC
2018 (1 month LIBOR + 2.250%) 2.862%, 1/15/26	738	704
2019 (1 month LIBOR + 2.500%) 3.112%, 4/15/27	279	267
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.705%, 4/30/28	980	893
		2,646

Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.239%, 3/15/27	988	917
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 2.739%, 3/1/27	440	409
		1,326

Media / Telecom - Wireless Communications—0.2%
CommScope, Inc. (1 month LIBOR + 3.250%) 4.239%, 4/4/26	328	309
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.740%, 4/11/25	398	375
		684

Service—0.2%
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 2.739%, 11/16/26	766	731
	Par Value	Value

Transportation - Automotive—0.0%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 3.450%, 12/30/26	$ 155	$ 148
Utility—0.1%
Pacific Gas and Electric Co. (3 month LIBOR + 2.250%) 3.120%, 12/31/20	460	445
Total Leveraged Loans (Identified Cost $16,565)		15,381

	Shares
Preferred Stocks—0.9%
Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%	1,380 (8)	1,200
Citigroup, Inc. Series T, 6.250%(9)	1,020 (8)	1,051
JPMorgan Chase & Co. Series Z, 5.300%	1,155 (8)	1,083
JPMorgan Chase & Co. Series HH, 4.600%	531 (8)	465
		3,799

Total Preferred Stocks (Identified Cost $4,107)		3,799

Exchange-Traded Fund—0.5%
iShares iBoxx High Yield Corporate Bond ETF(10)	28,924	2,229
Total Exchange-Traded Fund (Identified Cost $2,221)		2,229

Total Long-Term Investments—95.4% (Identified Cost $438,284)		423,186 (11)

Short-Term Investment—4.5%
Money Market Mutual Fund—4.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(10)	19,948,143	19,948
Total Short-Term Investment (Identified Cost $19,948)		19,948

TOTAL INVESTMENTS—99.9% (Identified Cost $458,232)		$443,134
Other assets and liabilities, net—0.1%		641
NET ASSETS—100.0%		$443,775
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
P.O.	Principal Only Security
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $294,111 or 66.3% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Regulation S security. Security is offered and sold outside of the United States. Therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(7)	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Interest may be forfeited.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
32

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
Country Weightings†
United States	96%
Cayman Islands	1
Netherlands	1
Canada	1
Turkey	1
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$150,716	$ —	$147,907	$2,809
Corporate Bonds and Notes	91,169	—	91,169	—
Foreign Government Securities	2,853	—	2,853	—
Leveraged Loans	15,381	—	15,381	— (1)
Mortgage-Backed Securities	142,113	—	140,412	1,701
U.S. Government Securities	14,926	—	14,926	—
Equity Securities:
Exchange-Traded Fund	2,229	2,229	—	—
Preferred Stocks	3,799	—	3,799	—
Money Market Mutual Fund	19,948	19,948	—	—
Total Investments	$443,134	$22,177	$416,447	$4,510

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $881 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $2,307 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Mortgage-Backed Securities	Leveraged Loans
Investments in Securities
Balance as of September 30, 2019:	$ 3,678	$ -	$ 3,678	$- (a)
Accrued discount/(premium)	-(b)	-(b)	-(b)	-
Change in unrealized appreciation (depreciation)(c)	(375)	(189)	(186)	-
Purchases	2,940	2,230	710	-
Sales (d)	(307)	(113)	(194)	-
Transfers into Level 3(e)	881	881	-	-
Transfers from Level 3(e)	(2,307)	-	(2,307)	-
Balance as of March 31, 2020	$ 4,510	$2,809	$ 1,701	$- (a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2020, was $(192).
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of March 31, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements
33

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—2.3%
U.S. Treasury Bond 2.875%, 5/15/49	$ 3,805	$ 5,196
U.S. Treasury Notes
1.750%, 6/15/22	355	367
1.750%, 11/15/29	800	879
Total U.S. Government Securities (Identified Cost $5,890)		6,442

Municipal Bonds—1.3%
California—1.1%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,905	3,170
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	104
Michigan—0.1%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/34	130	129
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	310	268
Total Municipal Bonds (Identified Cost $3,692)		3,671

Foreign Government Securities—5.4%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	920	83
RegS 7.650%, 4/21/25(1)(2)	1,500	135
Israel 2.750%, 7/3/30	200	200
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800	847
Kingdom of Saudi Arabia 144A 3.625%, 3/4/28(3)	1,240	1,259
Republic of Argentine 5.875%, 1/11/28	805	216
Republic of Colombia 3.000%, 1/30/30	830	757
Republic of Egypt
144A 7.600%, 3/1/29(3)	370	331
	Par Value	Value

Foreign Government Securities—continued
144A 8.500%, 1/31/47(3)	$ 745	$ 608
Republic of El Salvador 144A 7.625%, 2/1/41(3)	345	283
Republic of Ghana 144A 8.125%, 3/26/32(3)	640	451
Republic of Indonesia
2.850%, 2/14/30	520	504
144A 4.350%, 1/8/27(3)	1,055	1,089
Republic of Ivory Coast 144A 6.125%, 6/15/33(3)	635	553
Republic of Pakistan RegS 6.875%, 12/5/27(2)	465	385
Republic of Panama
4.300%, 4/29/53	475	511
3.870%, 7/23/60	815	813
Republic of South Africa
5.875%, 9/16/25	205	197
5.650%, 9/27/47	510	376
Republic of Turkey 7.625%, 4/26/29	1,870	1,781
Republic of Uruguay 5.100%, 6/18/50	325	370
Russian Federation
144A 5.625%, 4/4/42(3)	600	729
RegS 4.375%, 3/21/29(2)	600	641
Ukraine 144A 7.750%, 9/1/25(3)	845	767
United Mexican States
4.500%, 4/22/29	555	569
Series M 6.500%, 6/9/22	16,410 MXN	693
Total Foreign Government Securities (Identified Cost $18,409)		15,148

Mortgage-Backed Securities—16.9%
Agency—0.9%
Federal National Mortgage Association
Pool #MA3088 4.000%, 8/1/47	1,678	1,802
Pool #MA3663 3.500%, 5/1/49	675	713
		2,515

Non-Agency—16.0%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(3)(4)	401	403
	Par Value	Value

Non-Agency—continued
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	$ 915	$ 909
2015-SFR1, A 144A 3.467%, 4/17/52(3)	637	619
2015-SFR2, C 144A 4.691%, 10/17/52(3)	1,011	911
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(3)(4)	554	539
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	401	389
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	388	369
Banc of America Funding Trust
2004-D, 5A1 3.783%, 1/25/35(4)	467	405
2005-1, 1A1 5.500%, 2/25/35	254	243
2006-2, 3A1 6.000%, 3/25/36	116	109
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-24CB, 1A1 6.000%, 11/25/34	51	53
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	625	596
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	1,000	945
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	445	438
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 1.855%, 5/15/29(3)(4)	535	483
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(3)(4)	308	282
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	785	616
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(3)(4)	275	276
Citigroup Commercial Mortgage Trust 2013-375P, B 144A 3.518%, 5/10/35(3)(4)	400	394
See Notes to Financial Statements
34

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(3)(4)	$ 582	$ 561
2015-A, A1 144A 3.500%, 6/25/58(3)(4)	165	165
2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	801	812
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(3)(4)	311	300
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(3)	250	186
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.685%, 5/15/36(3)(4)	675	634
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.760%, 4/25/44(3)(4)	197	195
Deephaven Residential Mortgage Trust
2017-1A, A2 144A 2.928%, 12/26/46(3)(4)	84	82
2017-2A, A2 144A 2.606%, 6/25/47(3)(4)	67	65
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(4)	169	163
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	319	316
2018-2, A41 144A 4.500%, 10/25/58(3)(4)	303	303
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	418	428
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(3)(4)	341	329
2019-3, A1 144A 2.675%, 11/25/59(3)(4)	718	683
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31, AS 4.106%, 8/15/48	665	687
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	127	126
2014-5, B2 144A 2.959%, 10/25/29(3)(4)	267	236
	Par Value	Value

Non-Agency—continued
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	$ 474	$ 468
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	878	835
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	349	356
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	775	678
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	395	377
2005-2, 2A1 6.000%, 1/25/35	268	264
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(3)(4)	77	77
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.147%, 6/25/52(3)(4)(5)	400	400
MetLife Securitization Trust
2017-1A, M1 144A 3.686%, 4/25/55(3)(4)	425	370
2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	671	692
New Residential Mortgage Loan Trust 2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	544	565
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(3)(4)	980	982
2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	525	529
2019-EXP3, 1A8 144A 3.500%, 10/25/59(3)(4)	649	641
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(3)(4)	456	396
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(3)	940	917
2018-SFR1, B 144A 3.484%, 3/17/35(3)	980	951
2018-SFR2, B 144A 3.841%, 8/17/35(3)	1,380	1,354
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	781	788
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	1,125	1,006
2019-GS1, A1 144A 3.500%, 10/25/24(3)(4)(5)	585	582
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	1,284	1,275
	Par Value	Value

Non-Agency—continued
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(3)(4)	$ 701	$ 666
2019-2, A1 144A 3.475%, 11/25/24(3)(4)	383	364
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	795	792
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(3)(4)	1,071	1,010
Sequoia Mortgage Trust 2013-8, B1 3.518%, 6/25/43(4)	617	587
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	360	347
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	715	711
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.847%, 4/25/48(3)(4)	745	722
2015-1, A2 144A 3.250%, 10/25/53(3)(4)	555	546
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	380	361
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	760	725
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	690	672
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	450	422
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	485	445
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	195	195
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	710	660
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(3)	372	366
2019-SFR1, C 144A 3.149%, 3/17/38(3)	610	520
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	705	515
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.572%, 5/10/45(3)(4)	610	568
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(3)(4)	288	284
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	399	353
See Notes to Financial Statements
35

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-NPL2, A1A 144A 2.981%, 2/25/50(3)(4)	$ 303	$ 261
Verus Securitization Trust
2018-1, A1 144A 2.929%, 2/25/48(3)(4)	246	234
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	760	680
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	518	496
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	665	675
2015-LC20, B 3.719%, 4/15/50	875	840
		44,770

Total Mortgage-Backed Securities (Identified Cost $49,563)		47,285

Asset-Backed Securities—8.0%
Automobiles—4.1%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	473	473
2019-1, B 144A 4.470%, 10/20/22(3)	640	641
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(3)	593	591
2018-4, C 144A 3.970%, 1/13/25(3)	790	762
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(3)	930	889
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	865	792
2019-1A, D 144A 4.130%, 12/16/24(3)	770	695
GLS Auto Receivables Issuer Trust 2019-4A, C 144A 3.060%, 8/15/25(3)	470	448
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	1,180	1,173
2018-1A, B 144A 3.520%, 8/15/23(3)	1,155	1,093
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	$ 660	$ 653
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)(5)	710	722
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	561	553
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	670	503
Veros Automobile Receivables Trust
2018-1, B 144A 4.050%, 2/15/24(3)	720	718
2020-1, B 144A 2.190%, 6/16/25(3)	810	779
		11,485

Credit Card—0.3%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(3)	820	755
Other—3.6%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	553	552
2019-A, C 144A 4.010%, 7/16/40(3)	915	909
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	900	870
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(3)	930	902
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	651	482
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)(5)	75	75
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(3)	665	573
2019-2, B 144A 3.190%, 11/18/26(3)	775	676
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(3)	896	860
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	785	696
	Par Value	Value

Other—continued
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(3)	$ 730	$ 710
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(3)	760	755
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	664	659
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	795	772
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)(5)	655	607
		10,098

Total Asset-Backed Securities (Identified Cost $23,471)		22,338

Corporate Bonds and Notes—44.7%
Communication Services—5.0%
Altice Financing S.A. 144A 5.000%, 1/15/28(3)	250	221
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	330	290
America Movil SAB de C.V. 6.450%, 12/5/22	50 MXN	197
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	790	695
CCO Holdings LLC
144A 4.750%, 3/1/30(3)	610	609
144A 4.500%, 8/15/30(3)	585	573
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	773	778
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(3)	171	147
144A 5.125%, 8/15/27(3)	250	234
Consolidated Communications, Inc. 6.500%, 10/1/22	830	726
CSC Holdings LLC 144A 5.750%, 1/15/30(3)	725	731
Diamond Sports Group LLC
144A 5.375%, 8/15/26(3)	320	260
144A 6.625%, 8/15/27(3)	620	415
DISH DBS Corp.
5.875%, 7/15/22	300	292
5.000%, 3/15/23	305	293
7.750%, 7/1/26	280	288
Front Range BidCo, Inc. 144A 4.000%, 3/1/27(3)	20	19
See Notes to Financial Statements
36

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Frontier Communications Corp.
8.500%, 4/15/20	$ 254	$ 67
11.000%, 9/15/25(6)	400	104
144A 8.500%, 4/1/26(3)	245	224
iHeartCommunications, Inc. 8.375%, 5/1/27	426	363
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	500	410
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(3)	455	448
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(3)	190	170
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	513	382
Meredith Corp. 6.875%, 2/1/26	436	375
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(3)	160	163
144A 5.500%, 7/1/29(3)	325	332
Sprint Corp. 7.875%, 9/15/23	560	617
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	750	799
Telesat Canada
144A 4.875%, 6/1/27(3)	285	272
144A 6.500%, 10/15/27(3)	955	917
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	855	947
Twitter, Inc. 144A 3.875%, 12/15/27(3)	630	606
		13,964

Consumer Discretionary—3.6%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	625	482
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	363	262
Dana, Inc. 5.375%, 11/15/27	680	551
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	451	361
eBay, Inc. 2.700%, 3/11/30	875	792
Eldorado Resorts, Inc. 6.000%, 9/15/26	214	193
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	746	649
	Par Value	Value

Consumer Discretionary—continued
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)	$ 375	$ 194
Lear Corp. 3.800%, 9/15/27	835	765
Lithia Motors, Inc. 144A 4.625%, 12/15/27(3)	410	369
M/I Homes, Inc. 144A 4.950%, 2/1/28(3)	935	793
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	380	331
MGM Resorts International 5.500%, 4/15/27	304	277
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)	310	229
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(3)	428	43
Panther BF Aggregator 2 LP 144A 8.500%, 5/15/27(3)	445	388
PulteGroup, Inc. 7.875%, 6/15/32	525	577
QVC, Inc. 4.750%, 2/15/27	425	376
Scientific Games International, Inc.
144A 8.250%, 3/15/26(3)	570	365
144A 7.000%, 5/15/28(3)	175	108
Station Casinos LLC 144A 4.500%, 2/15/28(3)	475	385
Under Armour, Inc. 3.250%, 6/15/26	640	543
Vista Outdoor, Inc. 5.875%, 10/1/23	616	510
Weekley Homes LLC 6.625%, 8/15/25	685	616
		10,159

Consumer Staples—1.8%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	745	741
Altria Group, Inc. 4.800%, 2/14/29	960	1,005
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	780	834
BAT Capital Corp. 4.906%, 4/2/30	630	646
Chobani LLC 144A 7.500%, 4/15/25(3)	785	715
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	434	356
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	800	764
		5,061

Energy—5.4%
Afren plc 144A 11.500%, 2/1/16(1)(3)(5)	464	— (7)
	Par Value	Value

Energy—continued
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	$ 660	$ 396
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	750	435
Callon Petroleum Co. 6.125%, 10/1/24	290	52
CGG SA PIK Interest Capitalization, (3 month LIBOR + 4.000%) 144A 5.696%, 2/21/24(3)(8)	5	5
Cheniere Energy Partners LP
5.625%, 10/1/26	332	309
144A 4.500%, 10/1/29(3)	400	356
CITGO Holding, Inc. 144A 9.250%, 8/1/24(3)	290	236
CrownRock LP 144A 5.625%, 10/15/25(3)	670	348
Denbury Resources, Inc. 144A 9.250%, 3/31/22(3)	251	60
Geopark Ltd. 144A 6.500%, 9/21/24(3)	760	431
HollyFrontier Corp. 5.875%, 4/1/26	900	780
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	1,705	1,629
Kinder Morgan, Inc. 7.750%, 1/15/32	805	929
MEG Energy Corp. 144A 7.125%, 2/1/27(3)	485	241
MPLX LP 4.000%, 3/15/28	707	628
Nabors Industries, Inc. 5.750%, 2/1/25	355	78
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(9)	894	89
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(5)(10)	124	1
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	420	286
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	635	238
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	2,075	2,261
Petrobras Global Finance B.V.
7.375%, 1/17/27	922	943
5.750%, 2/1/29	350	330
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	1,580	95
Petroleos Mexicanos
6.375%, 1/23/45	610	394
6.350%, 2/12/48	480	300
See Notes to Financial Statements
37

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	$ 505	$ 434
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)(5)	375	56
Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(3)	700	737
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	855	845
Targa Resources Partners LP 5.875%, 4/15/26	623	519
Transocean, Inc. 144A 8.000%, 2/1/27(3)	70	33
USA Compression Partners LP
6.875%, 4/1/26	400	250
6.875%, 9/1/27	385	239
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	573	126
		15,089

Financials—9.0%
Acrisure LLC
144A 8.125%, 2/15/24(3)	255	248
144A 7.000%, 11/15/25(3)	780	671
AerCap Ireland Capital DAC 3.650%, 7/21/27	975	756
Allstate Corp. (The) Series B 5.750%, 8/15/53(11)	845	761
Athene Holding Ltd. 4.125%, 1/12/28	935	845
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	725	728
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	1,005	767
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	890	737
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	530	501
Bank of Montreal 3.803%, 12/15/32	529	514
Brighthouse Financial, Inc. 3.700%, 6/22/27	935	811
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	785	740
Capital One Financial Corp. 3.750%, 7/28/26	1,030	972
	Par Value	Value

Financials—continued
Citadel LP 144A 4.875%, 1/15/27(3)	$ 605	$ 583
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	160,000 KZT	314
Discover Bank 4.682%, 8/9/28	865	881
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	645	619
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	845	912
Goldman Sachs Group, Inc. (The) 3.850%, 1/26/27	875	900
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	610	584
ICAHN Enterprises LP 6.250%, 5/15/26	765	723
ING Groep N.V. 6.000% (10)(11)	665	630
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	740	649
Jefferies Group LLC 4.850%, 1/15/27	360	357
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	355	280
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.859%, 4/20/67(4)(11)	300	180
MSCI, Inc.
144A 4.000%, 11/15/29(3)	571	567
144A 3.625%, 9/1/30(3)	40	38
Navient Corp.
6.750%, 6/25/25	611	562
5.000%, 3/15/27	200	172
Prudential Financial, Inc.
5.875%, 9/15/42	485	470
5.625%, 6/15/43(11)	450	423
Santander Holdings USA, Inc.
3.500%, 6/7/24	270	264
4.400%, 7/13/27	700	689
Springleaf Finance Corp.
7.125%, 3/15/26	670	656
5.375%, 11/15/29	60	55
Synchrony Financial 3.950%, 12/1/27	850	756
Synovus Financial Corp. 5.900%, 2/7/29	437	406
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	740	755
	Par Value	Value

Financials—continued
Toronto-Dominion Bank (The) 3.625%, 9/15/31	$ 910	$ 905
Truist Bank 2.250%, 3/11/30	820	752
Voya Financial, Inc. 5.650%, 5/15/53	615	564
Wells Fargo & Co. Series S 5.900% (10)(11)	640	629
		25,326

Health Care—3.5%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	104	92
Avantor, Inc.
144A 6.000%, 10/1/24(3)	302	316
144A 9.000%, 10/1/25(3)	388	408
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	190	198
144A 8.500%, 1/31/27(3)	315	329
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	455	472
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(3)	150	145
Centene Corp. 144A 4.625%, 12/15/29(3)	325	327
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(3)	195	188
Community Health Systems, Inc. 144A 6.625%, 2/15/25(3)	375	347
CVS Health Corp. 3.750%, 4/1/30	625	647
HCA, Inc.
5.375%, 2/1/25	319	325
5.625%, 9/1/28	397	416
5.875%, 2/1/29	65	69
4.125%, 6/15/29	720	725
LifePoint Health, Inc. 144A 4.375%, 2/15/27(3)	305	287
Mylan NV 3.950%, 6/15/26	690	689
Ortho-Clinical Diagnostics, Inc.
144A 6.625%, 5/15/22(3)	71	67
144A 7.250%, 2/1/28(3)	110	95
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	335	333
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	600	620
Select Medical Corp. 144A 6.250%, 8/15/26(3)	520	520
See Notes to Financial Statements
38

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	$ 315	$ 227
144A 10.000%, 4/15/27(3)	290	203
Tenet Healthcare Corp.
8.125%, 4/1/22	155	146
144A 5.125%, 11/1/27(3)	255	244
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/1/26	555	467
144A 7.125%, 1/31/25(3)	200	198
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	792	690
		9,790

Industrials—4.3%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	715	700
ASGN, Inc. 144A 4.625%, 5/15/28(3)	400	375
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	870	805
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	807	646
Beacon Roofing Supply, Inc. 144A 4.500%, 11/15/26(3)	620	572
Bombardier, Inc.
144A 8.750%, 12/1/21(3)	530	440
144A 7.500%, 3/15/25(3)	280	194
Carlisle Cos., Inc. 2.750%, 3/1/30	251	219
DP World plc 144A 6.850%, 7/2/37(3)	730	688
Garda World Security Corp. 144A 4.625%, 2/15/27(3)	390	349
GFL Environmental, Inc.
144A 7.000%, 6/1/26(3)	159	154
144A 8.500%, 5/1/27(3)	153	154
Hillenbrand, Inc. 4.500%, 9/15/26	395	402
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	540	419
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(3)	862	623
Oshkosh Corp. 4.600%, 5/15/28	742	719
	Par Value	Value

Industrials—continued
Pentair Finance S.a.r.l 4.500%, 7/1/29	$ 690	$ 726
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(3)	775	700
SRS Distribution, Inc. 144A 8.250%, 7/1/26(3)	450	405
Stanley Black & Decker, Inc. 4.000%, 3/15/60(11)	1,686	1,600
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(3)	433	362
TransDigm, Inc.
144A 6.250%, 3/15/26(3)	290	289
144A 5.500%, 11/15/27(3)	640	574
		12,115

Information Technology—2.4%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	760	797
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	83	73
Citrix Systems, Inc. 3.300%, 3/1/30	1,145	1,065
Dell International LLC 144A 8.100%, 7/15/36(3)	295	339
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	287	75
Juniper Networks, Inc. 3.750%, 8/15/29	815	791
Motorola Solutions, Inc.
4.600%, 2/23/28	521	531
4.600%, 5/23/29	270	284
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(3)	710	668
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	705	599
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	80	77
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	830	776
VMware, Inc. 3.900%, 8/21/27	636	627
		6,702

Materials—5.3%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,110	1,030
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(3)(12)	780	670
	Par Value	Value

Materials—continued
Avery Dennison Corp. 2.650%, 4/30/30	$ 755	$ 703
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(11)	680	721
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	125	110
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	320	311
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	765	727
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	950	865
Greif, Inc. 144A 6.500%, 3/1/27(3)	420	403
GUSAP III LP 144A 4.250%, 1/21/30(3)	805	710
Hecla Mining Co. 7.250%, 2/15/28	440	387
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	335	305
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	960	864
Kaiser Aluminum Corp. 144A 4.625%, 3/1/28(3)	480	426
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	716	634
LSB Industries, Inc. 144A 9.625%, 5/1/23(3)	360	299
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	650	492
Novelis Corp. 144A 4.750%, 1/30/30(3)	405	360
Olin Corp. 5.625%, 8/1/29	690	635
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	370	376
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	795	827
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(3)	595	592
Scotts Miracle-Gro Co. (The) 4.500%, 10/15/29	465	443
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	315	297
See Notes to Financial Statements
39

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Teck Resources Ltd. 6.125%, 10/1/35	$ 690	$ 634
TPC Group, Inc. 144A 10.500%, 8/1/24(3)	285	233
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	425	353
144A 6.625%, 11/1/25(3)	446	358
		14,765

Real Estate—2.1%
EPR Properties 4.750%, 12/15/26	815	741
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	770	601
GLP Capital LP
5.250%, 6/1/25	600	555
5.750%, 6/1/28	229	202
5.300%, 1/15/29	336	287
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	775	728
iStar, Inc. 4.250%, 8/1/25	770	633
MPT Operating Partnership LP
5.000%, 10/15/27	302	293
4.625%, 8/1/29	145	134
Office Properties Income Trust 4.500%, 2/1/25	900	881
Service Properties Trust 4.950%, 2/15/27	900	682
		5,737

Utilities—2.3%
American Electric Power Co., Inc. 2.300%, 3/1/30	533	497
CenterPoint Energy, Inc. 4.250%, 11/1/28	365	374
Centrais Eletricas Brasileiras S.A. 144A 4.625%, 2/4/30(3)	620	549
DPL, Inc. 144A 4.350%, 4/15/29(3)	998	950
Edison International 4.950%, 4/15/25	735	733
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	670	482
Ferrellgas Partners LP 8.625%, 6/15/20(6)	135	34
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	1,000	964
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	145	131
144A 6.625%, 1/15/28(3)	560	469
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	581	609
Texas Competitive Electric Escrow, (5)	200	—
	Par Value	Value

Utilities—continued
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(3)(5)	$ 375	$ —(7)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	750	721
		6,513

Total Corporate Bonds and Notes (Identified Cost $142,752)		125,221

Leveraged Loans(4)—9.9%
Aerospace—0.6%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 5.340%, 1/18/27	650	575
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 4.740%, 12/6/25	148	141
Dynasty Acquisition Co., Inc.
2020, Tranche B-1 (3 month LIBOR + 3.500%) 4.950%, 4/6/26	277	219
2020, Tranche B-2 (3 month LIBOR + 3.500%) 4.950%, 4/6/26	149	118
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 6.612%, 8/18/25	331	273
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.239%, 5/30/25	216	196
Tranche F (1 month LIBOR + 2.250%) 3.239%, 12/9/25	141	128
		1,650

Chemicals—0.1%
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 4.755%, 2/4/27	400	339
Consumer Non-Durables—0.7%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	819	647
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 4.777%, 9/6/24	494	365
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	374	333
	Par Value	Value

Consumer Non-Durables—continued
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.863%, 6/30/24	$ 349	$ 270
Rodan & Fields LLC (1 month LIBOR + 3.000%) 4.709%, 6/16/25	703	307
		1,922

Energy—0.2%
California Resources Corp. 2016 (3 month LIBOR + 10.375%) 11.988%, 12/31/21	420	20
CITGO Petroleum Corp. 2019, Tranche B (1 month LIBOR + 5.000%) 6.000%, 3/27/24	356	310
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.027%, 4/11/22	880	275
		605

Financial—0.7%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 7.489%, 8/4/25	559	509
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.989%, 6/16/25	645	521
Deerfield Dakota Holding LLC Tranche B, First Lien (3 month LIBOR + 4.000%) 0.000%, 3/5/27(13)	280	235
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 2.989%, 12/27/22	144	138
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 3.680%, 6/28/23	511	455
		1,858

Food / Tobacco—0.6%
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	478	424
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24	469	420
H-Food Holdings LLC (1 month LIBOR + 3.688%) 4.677%, 5/23/25	338	281
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23(5)	285	194
See Notes to Financial Statements
40

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Shearer’s Foods LLC Second Lien (1 month LIBOR + 6.750%) 7.750%, 6/30/22	$ 460	$ 424
		1,743

Forest Prod / Containers—0.2%
BWay Holding Co. (3 month LIBOR + 3.250%) 5.084%, 4/3/24	318	258
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.252%, 1/31/25	277	188
		446

Gaming / Leisure—0.5%
Affinity Gaming LLC (1 month LIBOR + 3.250%) 4.250%, 7/3/23	501	372
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	269	182
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 4.246%, 8/14/24	333	268
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 4.950%, 7/10/25	492	468
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 4.250%, 4/29/26	254	221
		1,511

Healthcare—1.6%
21st Century Oncology, Inc. Tranche B (1 month LIBOR + 6.125%) 7.125%, 1/16/23	156	148
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 4.297%, 10/31/25	400	340
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 4.625%, 1/4/26	114	109
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	483	424
	Par Value	Value

Healthcare—continued
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.362%, 11/27/25	$ 195	$ 185
(1 month LIBOR + 3.000%) 3.612%, 6/2/25	87	82
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.073%, 6/7/23	560	495
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.739%, 10/10/25	287	145
EyeCare Partners LLC
First Lien (3 month LIBOR + 3.750%) 3.750%, 2/18/27(14)	81	65
First Lien (6 month LIBOR + 3.750%) 4.822%, 2/18/27	345	276
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.739%, 11/17/25	650	600
Navicure, Inc. (1 month LIBOR + 4.000%) 4.989%, 10/22/26	255	233
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.954%, 11/27/22	521	417
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 4.765%, 6/30/25	338	286
Phoenix Guarantor, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.113%, 3/5/26	114	103
Sotera Health Holdings LLC First Lien (1 month LIBOR + 4.500%) 5.500%, 12/11/26	470	407
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.200%, 7/2/25	264	227
		4,542

Housing—0.3%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.989%, 1/15/27	388	365
	Par Value	Value

Housing—continued
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	$ 560	$ 464
		829

Information Technology—1.0%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.450%, 9/19/25	305	275
Aston Finco S.a.r.l. First Lien (3 month LIBOR + 4.250%) 6.128%, 10/9/26	275	243
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 5.239%, 10/2/25	161	133
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.990%, 9/19/25	206	196
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 4.763%, 11/1/23	820	744
Second Lien (3 month LIBOR + 8.250%) 10.013%, 11/1/24	233	213
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 2.739%, 4/16/25	189	176
Tranche B-4 (1 month LIBOR + 1.750%) 2.739%, 4/16/25	134	126
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 4.239%, 7/2/25	457	400
Vertiv Group Corp. (1 month LIBOR + 3.000%) 4.581%, 3/2/27	345	297
		2,803

Manufacturing—0.5%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	604	376
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.989%, 3/29/25	521	450
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	395	337
See Notes to Financial Statements
41

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.950%, 12/23/21	$ 513	$ 318
		1,481

Media / Telecom - Broadcasting—0.2%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 4.180%, 8/24/26	279	215
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.331%, 9/18/26	216	200
		415

Media / Telecom - Cable/Wireless Video—0.3%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.862%, 1/15/26	321	307
Intelsat Jackson Holdings S.A. Tranche B-5 (3 month LIBOR + 0.000%) 6.625%, 1/2/24	318	293
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 3.205%, 4/30/28	165	155
		755

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.239%, 3/15/27	254	236
Securus Technologies Holdings, Inc. Second Lien (1 month LIBOR + 8.250%) 9.250%, 11/1/25	390	182
		418

Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 4.239%, 4/4/26	229	215
Iridium Satellite LLC (1 month LIBOR + 3.750%) 4.750%, 11/4/26	85	80
		295

Retail—0.0%
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 7.500%, 10/25/23	328	129
	Par Value	Value

Service—1.3%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25	$ 491	$ 388
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.959%, 2/6/26	390	350
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 3.991%, 5/30/25	453	437
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.007%, 6/30/24	199	141
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 3.739%, 2/14/25	604	499
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.700%, 1/3/25	654	547
Pug LLC Tranche B (1 month LIBOR + 3.500%) 4.489%, 2/12/27	648	551
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 4.989%, 9/3/26	456	409
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.750%, 2/1/23	321	256
		3,578

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.989%, 11/2/23(5)	560	364
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 4.441%, 4/30/26	343	312
		676

Utility—0.6%
APLP Holdings LP 2020, Tranche B (3 month LIBOR + 2.500%) 4.103%, 4/14/25	373	358
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 8/1/25	697	655
	Par Value	Value

Utility—continued
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 3.240%, 4/5/26	$ 387	$ 367
Pacific Gas and Electric Co. (3 month LIBOR + 2.250%) 3.120%, 12/31/20	305	295
		1,675

Total Leveraged Loans (Identified Cost $33,876)		27,670

	Shares
Preferred Stocks—1.9%
Financials—1.7%
Citigroup, Inc. Series P, 5.950%	530 (15)	514
Huntington Bancshares, Inc. Series E, 5.700%	353 (15)	282
JPMorgan Chase & Co. Series HH, 4.600%	347 (15)	304
KeyCorp Series D, 5.000%(16)	1,090 (15)	948
M&T Bank Corp. Series F, 5.125%(16)	598 (15)	574
MetLife, Inc. Series D, 5.875%	478 (15)	457
PNC Financial Services Group, Inc. (The) Series S, 5.000%	775 (15)	732
Zions Bancorp, 6.950%	38,525	1,008
		4,819

Industrials—0.2%
General Electric Co. Series D, 5.000%	730 (15)	602
Total Preferred Stocks (Identified Cost $5,810)		5,421

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(17)	11,677	8
Consumer Discretionary—0.0%
Mark IV Industries(5)	446	4
Energy—0.0%
Frontera Energy Corp.	6,656	16
Total Common Stocks (Identified Cost $176)		28

Exchange-Traded Funds(18)—1.8%
Invesco Senior Loan ETF	102,552	2,098
See Notes to Financial Statements
42

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

iShares iBoxx High Yield Corporate Bond ETF	39,379	$ 3,035
Total Exchange-Traded Funds (Identified Cost $5,161)		5,133

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(17)	6,252	7
Total Rights (Identified Cost $5)		7

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.	4,966	32
Total Warrant (Identified Cost $86)		32

Total Long-Term Investments—92.2% (Identified Cost $288,891)		258,396

Short-Term Investment—4.4%
Money Market Mutual Fund—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(19)	12,381,931	12,382
Total Short-Term Investment (Identified Cost $12,382)		12,382

TOTAL INVESTMENTS—96.6% (Identified Cost $301,273)		$270,778
Other assets and liabilities, net—3.4%		9,534
NET ASSETS—100.0%		$280,312
Abbreviations:
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States. Therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $138,662 or 49.5% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Amount is less than $500.
(8)	40% of the income received was in cash and 60% was in PIK.
(9)	13% of the income received was in cash and 87% was in PIK.
(10)	No contractual maturity date.
(11)	Interest payments may be deferred.
(12)	First pay date will be in June 2020.
(13)	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(14)	Represents unfunded portion of security and commitment fee earned on this portion.
(15)	Value shown as par value.
(16)	Interest may be forfeited.
(17)	Non-income producing.
(18)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(19)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:
KZT	Kazakhstani Tenge
MXN	Mexican Peso

Country Weightings†
United States	78%
Canada	3
Netherlands	3
Indonesia	2
Mexico	2
Luxembourg	1
Cayman Islands	1
Other	10
Total	100%
† % of total investments as of March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
43

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 22,338	$ —	$ 20,934	$1,404
Corporate Bonds and Notes	125,221	—	125,164	57 (1)(2)
Foreign Government Securities	15,148	—	15,148	—
Leveraged Loans	27,670	—	27,112	558
Mortgage-Backed Securities	47,285	—	46,303	982
Municipal Bonds	3,671	—	3,671	—
U.S. Government Securities	6,442	—	6,442	—
Equity Securities:
Exchange-Traded Funds	5,133	5,133	—	—
Preferred Stocks	5,421	1,008	4,413	—
Common Stocks	28	24	—	4
Rights	7	—	—	7
Warrant	32	—	32	—
Money Market Mutual Fund	12,382	12,382	—	—
Total Investments	$270,778	$18,547	$249,219	$3,012

(1)	Includes internally fair valued security.
(2)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $1,655 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $710 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Corporate Bonds And Notes	Leveraged Loans	Mortgage-Backed Securities	Common Stocks	Rights	Warrant
Investments in Securities
Balance as of September 30, 2019:	$ 2,725	$ 753	$ —(a)(b)	$ —	$1,883	$12	$ 6	$ 71
Accrued discount/(premium)	— (d)	—	—	—	— (a)	—	—	—
Realized gain (loss)	(9)	—	—	— (a)	(9)	—	—	—
Change in unrealized appreciation (depreciation)(c)	(333)	—	—	(178)	(109)	(8)	1	(39)
Purchases	1,168	—	—	543	625	—	—	—
Sales (d)	(1,484)	(753)	—	(1)	(730)	—	—	—
Transfers into Level 3(e)	1,655	1,404	57	194	—	—	—	—
Transfers from Level 3(e)	(710)	—	—	—	(678)	—	—	(32)
Balance as of March 31, 2020	$ 3,012	$1,404	$57 (b)(f)	$ 558	$ 982	$ 4	$ 7	$ —
(a)Amount is less than $500.
(b) Includes internally fair valued security currently priced at zero ($0).
(c)The change in unrealized appreciation (depreciation) on investments still held at March 31, 2020, was $(333).
(d)Includes paydowns on securities.
(e)“Transfers into and/or from” represent the ending value as of March 31, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(f)Includes internally fair valued security.
See Notes to Financial Statements
44

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—5.1%
Communication Services—0.9%
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	$ 130	$ 122
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	445	361
DISH DBS Corp. 5.875%, 7/15/22	575	560
Front Range BidCo, Inc. 144A 4.000%, 3/1/27(1)	25	24
iHeartCommunications, Inc.
6.375%, 5/1/26	258	244
8.375%, 5/1/27	467	398
		1,709

Consumer Staples—0.4%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	855	675
Financials—1.4%
Acrisure LLC 144A 8.125%, 2/15/24(1)	220	214
ICAHN Enterprises LP 4.750%, 9/15/24	1,000	918
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	178
Springleaf Finance Corp. 6.125%, 5/15/22	1,105	1,121
		2,431

Health Care—1.3%
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	430	398
LifePoint Health, Inc. 144A 4.375%, 2/15/27(1)	260	245
One Call Corp. PIK Interest Capitalization 144A 7.500%, 7/1/24(1)(2)	1,556	1,376
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	345	301
		2,320

Industrials—0.2%
Garda World Security Corp. 144A 4.625%, 2/15/27(1)	445	398
Materials—0.5%
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(1)	785	787
	Par Value	Value

Materials—continued
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	$ 95	$ 84
		871

Real Estate—0.4%
iStar, Inc. 4.250%, 8/1/25	875	720
Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(3)	9,165	11
Total Corporate Bonds and Notes (Identified Cost $10,028)		9,135

Leveraged Loans(4)—95.1%
Aerospace—2.9%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 5.340%, 1/18/27	840	743
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 2.709%, 6/27/25	1,306	1,030
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 4.740%, 12/6/25	331	314
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 6.612%, 8/18/25	619	511
Kestrel Bidco, Inc. (1 month LIBOR + 3.000%) 4.000%, 12/11/26	1,197	910
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 3.239%, 12/9/25	1,794	1,629
		5,137

Chemicals—3.1%
Ascend Performance Materials Operations LLC (3 month LIBOR + 5.250%) 6.700%, 8/27/26	463	389
Element Solutions, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.989%, 2/2/26	1,002	927
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.773%, 10/21/24	966	833
Hexion, Inc. Tranche B (3 month LIBOR + 3.500%) 5.410%, 7/1/26	892	743
	Par Value	Value

Chemicals—continued
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.989%, 4/1/24	$2,127	$ 1,938
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 4.755%, 2/4/27	870	737
		5,567

Consumer Durables—1.1%
Plantronics, Inc. Tranche B (1 month LIBOR + 2.500%) 3.474%, 7/2/25	750	580
Serta Simmons Bedding LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 11/8/23	1,663	652
Zodiac Pool Solutions LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.989%, 7/2/25	845	761
		1,993

Consumer Non-Durables—3.6%
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 4.777%, 9/6/24	1,406	1,040
Isagenix International LLC (3 month LIBOR + 5.750%) 7.017%, 6/16/25	1,495	523
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	1,883	1,677
Libbey Glass, Inc. (1 month LIBOR + 3.000%) 4.005%, 4/9/21	1,291	526
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.863%, 6/30/24	1,210	937
Revlon Consumer Products Corp. Tranche B (3 month LIBOR + 3.500%) 5.111%, 9/7/23	1,408	540
Rodan & Fields LLC (1 month LIBOR + 3.000%) 4.709%, 6/16/25	1,109	484
ZEP, Inc. First Lien (6 month LIBOR + 4.000%) 5.072%, 8/12/24	1,194	781
		6,508

See Notes to Financial Statements
45

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Energy—1.6%
California Resources Corp. 2017 (3 month LIBOR + 4.750%) 6.363%, 12/31/22(3)	$1,000	$ 220
CITGO Holding, Inc. (1 month LIBOR + 7.000%) 8.000%, 8/1/23	314	253
CITGO Petroleum Corp. 2019, Tranche B (1 month LIBOR + 5.000%) 6.000%, 3/27/24	983	855
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.027%, 4/11/22	733	229
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 6.989%, 3/1/24	790	71
McDermott Technology (Americas), Inc. (3 month LIBOR + 9.000%) 10.720%, 2/10/25	325	293
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 4.250%, 10/30/24	1,062	574
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(3)(5)	11	—
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 5.000%, 9/27/24	860	473
		2,968

Financial—3.5%
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 7.489%, 8/4/25	890	811
Tranche B-4 (1 month LIBOR + 3.000%) 3.989%, 8/4/22	950	896
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.989%, 6/16/25	1,216	981
Deerfield Dakota Holding LLC Tranche B, First Lien (3 month LIBOR + 4.000%) 0.000%, 3/5/27(6)	885	743
	Par Value	Value

Financial—continued
Ellie Mae, Inc. First Lien (3 month LIBOR + 4.000%) 5.200%, 4/17/26	$1,037	$ 904
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 0.000%, 10/1/25(6)	1,756	1,678
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 3.680%, 6/28/23	337	300
		6,313

Food / Tobacco—5.7%
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 3.739%, 3/31/25	1,048	933
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	1,368	1,214
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24	1,088	975
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 3.239%, 1/29/27	675	640
H-Food Holdings LLC (1 month LIBOR + 3.688%) 4.677%, 5/23/25	1,604	1,332
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.813%, 8/3/25	1,340	1,239
JBS USA Lux S.A. (3 month LIBOR + 2.000%) 3.072%, 5/1/26	1,305	1,215
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23(3)	1,130	768
Shearer’s Foods LLC (1 month LIBOR + 4.250%) 5.250%, 3/31/22	824	752
Sigma Bidco B.V. Tranche B-2 (3 month LIBOR + 3.000%) 4.909%, 7/2/25	1,374	1,200
		10,268

Forest Prod / Containers—5.4%
Anchor Glass Container Corp.
2017, First Lien (1 month LIBOR + 2.750%) 3.776%, 12/7/23	975	538
	Par Value	Value

Forest Prod / Containers—continued
Second Lien (1 month LIBOR + 7.750%) 8.755%, 12/7/24	$ 808	$ 317
Berlin Packaging LLC First Lien (1 month LIBOR + 3.000%) 4.588%, 11/7/25	1,061	920
Berry Global, Inc.
Tranche W (3 month LIBOR + 2.000%) 2.863%, 10/1/22	514	490
Tranche X (3 month LIBOR + 2.000%) 2.863%, 1/19/24	267	248
Tranche Y (3 month LIBOR + 2.000%) 2.863%, 7/1/26	1,303	1,232
BWay Holding Co. (3 month LIBOR + 3.250%) 5.084%, 4/3/24	919	745
Klockner Pentaplast of America, Inc. (1 month LIBOR + 4.250%) 5.250%, 6/30/22	1,132	780
Reynolds Consumer Products LLC (3 month LIBOR + 1.750%) 3.501%, 2/4/27	675	633
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 3.739%, 2/5/23	1,543	1,454
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.252%, 1/31/25	1,159	788
Tricorbraun Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.695%, 11/30/23	958	790
Trident TPI Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.323%, 10/17/24	866	710
		9,645

Gaming / Leisure—4.4%
Affinity Gaming LLC (1 month LIBOR + 3.250%) 4.250%, 7/3/23	995	740
Aristocrat Technologies, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.577%, 10/19/24	1,075	959
See Notes to Financial Statements
46

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 3.239%, 4/18/24	$1,097	$ 952
Everi Payments, Inc. Tranche B (3 month LIBOR + 2.750%) 3.822%, 5/9/24	1,220	966
Golden Nugget LLC (1 month LIBOR + 2.500%) 3.584%, 10/4/23	1,278	991
PCI Gaming Authority Tranche B (1 month LIBOR + 2.500%) 3.489%, 5/29/26	898	727
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 4.246%, 8/14/24	1,121	901
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.240%, 2/8/27	874	741
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 4.250%, 4/29/26	1,000	870
		7,847

Healthcare—13.5%
21st Century Oncology, Inc. Tranche B (1 month LIBOR + 6.125%) 7.125%, 1/16/23	1,303	1,236
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	1,183	1,039
Avantor Funding, Inc. 2020, Tranche B-3 (1 month LIBOR + 2.250%) 3.250%, 11/21/24	649	610
Azalea TopCo, Inc. First Lien (1 month LIBOR + 3.500%) 4.489%, 7/27/26	612	557
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.362%, 11/27/25	497	470
(1 month LIBOR + 3.000%) 3.612%, 6/2/25	1,473	1,394
Catalent Pharma Solutions, Inc. Tranche B-2 (3 month LIBOR + 2.250%) 0.000%, 5/18/26(6)	700	675
	Par Value	Value

Healthcare—continued
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.073%, 6/7/23	$ 939	$ 830
Concordia International Corp. (6 month LIBOR + 5.500%) 6.568%, 9/6/24	728	620
CPI Holdco LLC First Lien (3 month LIBOR + 4.250%) 5.700%, 11/4/26	455	391
Elanco Animal Health, Inc. Tranche B (3 month LIBOR + 1.750%) 0.000%, 2/4/27(6)	270	255
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.739%, 10/10/25	1,450	732
eResearch Technology, Inc. First Lien (3 month LIBOR + 4.500%) 5.950%, 2/4/27	900	783
Gentiva Health Services, Inc. Tranche B (1 month LIBOR + 3.250%) 4.250%, 7/2/25	642	600
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.510%, 10/27/22	458	428
Heartland Dental LLC (1 month LIBOR + 3.750%) 4.739%, 4/30/25	977	745
IQVIA, Inc.
Tranche B-1 (1 month LIBOR + 1.750%) 2.739%, 3/7/24	913	837
Tranche B-2 (1 month LIBOR + 1.750%) 2.739%, 1/17/25	102	92
Tranche B-3 (3 month LIBOR + 1.750%) 3.200%, 6/11/25	1,036	984
Jaguar Holding Co. II LLC 2018 (3 month LIBOR + 2.500%) 0.000%, 8/18/22(6)	1,895	1,804
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.739%, 11/17/25	1,545	1,427
National Mentor Holdings, Inc.
First Lien (1 month LIBOR + 4.000%) 5.123%, 3/9/26	613	545
	Par Value	Value

Healthcare—continued
Tranche C, First Lien (3 month LIBOR + 4.000%) 5.460%, 3/9/26	$ 28	$ 25
Navicure, Inc. (1 month LIBOR + 4.000%) 4.989%, 10/22/26	640	586
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.954%, 11/27/22	273	218
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 4.765%, 6/30/25	1,376	1,165
Parexel International Corp. (1 month LIBOR + 2.750%) 3.739%, 9/27/24	1,197	1,016
Phoenix Guarantor, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.113%, 3/5/26	308	278
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 3.430%, 3/6/25	1,033	976
Sotera Health Holdings LLC First Lien (1 month LIBOR + 4.500%) 5.500%, 12/11/26	870	753
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%) 4.250%, 9/2/24	1,152	878
Viant Medical Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 5.200%, 7/2/25	955	822
Zelis Cost Management Buyer, Inc. (1 month LIBOR + 4.750%) 5.739%, 9/30/26	678	624
		24,395

Housing—3.3%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 2.989%, 1/15/27	1,534	1,442
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	2,545	2,110
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.500%) 3.489%, 2/1/27	1,158	1,066
See Notes to Financial Statements
47

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Housing—continued
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.989%, 11/21/24	$1,495	$ 1,295
		5,913

Information Technology—5.4%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.250%) 4.700%, 9/19/24	456	418
Second Lien (3 month LIBOR + 7.000%) 8.450%, 9/19/25	773	697
Aston Finco S.a.r.l. First Lien (3 month LIBOR + 4.250%) 6.128%, 10/9/26	505	447
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.990%, 9/19/25	1,624	1,544
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.739%, 2/15/24	26	24
Kronos, Inc. 2018 (3 month LIBOR + 3.000%) 4.763%, 11/1/23	3,555	3,227
Presidio Holdings, Inc. (4 month LIBOR + 3.500%) 5.280%, 1/22/27	190	177
Science Applications International Corp. Tranche B-2 (3 month LIBOR + 2.250%) 0.000%, 3/13/27(6)	770	720
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 4.239%, 7/2/25	1,523	1,334
Vertiv Group Corp. (1 month LIBOR + 3.000%) 4.581%, 3/2/27	1,240	1,067
		9,655

Manufacturing—5.4%
CIRCOR International, Inc. (1 month LIBOR + 3.250%) 4.061%, 12/11/24	1,331	1,055
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	1,507	939
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.989%, 3/29/25	1,104	954
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 1.750%) 2.739%, 3/1/27	1,137	1,063
	Par Value	Value

Manufacturing—continued
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 3.750%, 4/1/24	$1,052	$ 907
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 2.739%, 2/28/27	365	341
NCR Corp. (1 month LIBOR + 2.500%) 3.490%, 8/28/26	596	536
NN, Inc.
2017 (1 month LIBOR + 5.750%) 6.739%, 10/19/22	356	255
Tranche B (1 month LIBOR + 5.750%) 7.353%, 10/19/22(3)	614	439
RBS Global, Inc. 2019, Tranche B (1 month LIBOR + 1.750%) 2.679%, 8/21/24	916	832
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	960	818
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 4.450%, 3/28/25	1,095	892
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.950%, 12/23/21	1,147	711
		9,742

Media / Telecom - Broadcasting—3.7%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 4.180%, 8/24/26	1,144	881
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 3.989%, 5/1/26	1,420	1,189
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.331%, 9/18/26	1,595	1,479
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 3.240%, 1/3/24	1,203	1,143
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 3.750%, 3/15/24	2,391	2,014
		6,706

	Par Value	Value

Media / Telecom - Cable/Wireless Video—4.3%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 2.740%, 2/1/27	$2,355	$ 2,251
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 3.909%, 7/17/25	1,609	1,532
2018 (1 month LIBOR + 2.250%) 2.862%, 1/15/26	1,010	964
Intelsat Jackson Holdings S.A. Tranche B-5 (3 month LIBOR + 0.000%) 6.625%, 1/2/24	691	637
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.705%, 4/30/28	815	742
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 3.205%, 1/31/28	830	764
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 3.205%, 4/30/28	955	898
		7,788

Media / Telecom - Diversified Media—2.3%
CDS US Intermediate Holdings, Inc. Tranche B (3 month LIBOR + 3.750%) 5.200%, 7/8/22	1,223	618
Clear Channel Outdoor Holdings, Inc. Tranche B (1 month LIBOR + 3.500%) 4.489%, 8/21/26	870	731
Fort Dearborn Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 5.900%, 10/19/23	1,311	1,102
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 5.000%, 5/4/22	1,252	1,019
Meredith Corp. Tranche B-2 (1 month LIBOR + 2.500%) 3.489%, 1/31/25	689	605
		4,075

See Notes to Financial Statements
48

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—5.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.239%, 3/15/27	$1,102	$ 1,023
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	1,191	1,039
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.350%, 6/17/24	524	496
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 2.739%, 3/1/27	2,324	2,162
Neustar, Inc. Tranche B-4, First Lien (3 month LIBOR + 3.500%) 4.950%, 8/8/24	875	660
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 3.739%, 7/31/25	988	907
Tranche B-12 (1 month LIBOR + 3.688%) 4.392%, 1/31/26	540	502
Tranche B-13 (1 month LIBOR + 4.000%) 4.705%, 8/14/26	642	608
West Corp.
Tranche B (3 month LIBOR + 4.000%) 5.450%, 10/10/24	1,053	785
Tranche B-1 (3 month LIBOR + 3.500%) 4.950%, 10/10/24	457	335
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 3/9/27	1,045	982
		9,499

Media / Telecom - Wireless Communications—1.4%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 2.740%, 4/11/25	1,390	1,311
	Par Value	Value

Media / Telecom - Wireless Communications—continued
Sprint Communications, Inc. 2018 (1 month LIBOR + 3.000%) 4.000%, 2/2/24	$1,307	$ 1,297
		2,608

Metals / Minerals—0.2%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 5.874%, 6/2/25	971	434
Retail—1.7%
ASHCO LLC (3 month LIBOR + 5.000%) 6.072%, 9/25/24	1,462	1,220
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 3.534%, 1/30/23	1,531	1,271
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 7.500%, 10/25/23	1,448	570
		3,061

Service—10.9%
Advantage Sales & Marketing, Inc. First Lien (3 month LIBOR + 3.250%) 4.700%, 7/23/21	548	437
AlixPartners LLP 2017 (1 month LIBOR + 2.500%) 3.489%, 4/4/24	1,100	1,048
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25	1,099	868
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.959%, 2/6/26	995	892
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 3.991%, 5/30/25	1,275	1,231
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.007%, 6/30/24	1,236	878
Patriot Container Corp. First Lien (1 month LIBOR + 3.500%) 5.103%, 3/20/25(3)	945	822
	Par Value	Value

Service—continued
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 3.739%, 2/14/25	$1,826	$ 1,509
PetVet Care Centers LLC 2020, First Lien (1 month LIBOR + 3.250%) 4.239%, 2/14/25	118	97
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 4.700%, 1/3/25	1,275	1,066
Pug LLC Tranche B (1 month LIBOR + 3.500%) 4.489%, 2/12/27	898	763
Red Ventures LLC Tranche B-2 (1 month LIBOR + 2.500%) 3.489%, 11/8/24	345	285
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 4.239%, 12/31/25	2,114	1,858
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 4.240%, 7/17/25	1,018	972
Tempo Acquisition LLC (1 month LIBOR + 2.750%) 3.739%, 5/1/24	1,205	1,073
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.750%, 2/1/23	1,594	1,270
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 2.739%, 11/16/26	1,662	1,587
TRC Cos, Inc. 2019 (3 month LIBOR + 5.000%) 6.450%, 6/21/24	1,000	790
Tunnel Hill Partners LP (1 month LIBOR + 3.500%) 4.489%, 2/6/26	1,074	902
WEX, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 3.239%, 5/15/26	1,458	1,257
		19,605

Transportation - Automotive—3.9%
Accuride Corp. 2017 (3 month LIBOR + 5.250%) 6.700%, 11/17/23	1,405	562
See Notes to Financial Statements
49

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 3.180%, 4/6/24	$1,040	$ 860
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.989%, 11/2/23(3)	905	588
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 4.500%, 7/24/24	1,092	921
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 4.280%, 11/6/24	1,267	1,089
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 4.441%, 4/30/26	1,506	1,371
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.989%, 10/1/25	1,281	878
TI Group Automotive Systems LLC (1 month LIBOR + 2.500%) 3.489%, 6/30/22	895	801
		7,070

Utility—2.5%
APLP Holdings LP 2020, Tranche B (3 month LIBOR + 2.500%) 4.103%, 4/14/25	755	725
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 8/1/25	1,936	1,820
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.989%, 1/15/25	973	907
Lightstone Holdco LLC
2018, Tranche B (1 month LIBOR + 3.750%) 4.750%, 1/30/24	777	586
2018, Tranche C (1 month LIBOR + 3.750%) 4.750%, 1/30/24	44	33
	Par Value	Value

Utility—continued
Pacific Gas and Electric Co. (3 month LIBOR + 2.250%) 3.120%, 12/31/20	$ 520	$ 503
		4,574

Total Leveraged Loans (Identified Cost $206,315)		171,371

	Shares
Common Stocks—0.2%
Communication Services—0.2%
Clear Channel Outdoor Holdings, Inc.(7)	107,177	69
iHeartMedia, Inc. Class A(7)	45,578	333
T-Mobile USA, Inc.(3)	1,090,000	—
		402

Total Common Stocks (Identified Cost $1,292)		402

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(3)(7)	152,810	163
Total Rights (Identified Cost $130)		163

Total Long-Term Investments—100.5% (Identified Cost $217,765)		181,071

Short-Term Investment—11.2%
Money Market Mutual Fund—11.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(8)	20,158,051	20,158
Total Short-Term Investment (Identified Cost $20,158)		20,158

TOTAL INVESTMENTS—111.7% (Identified Cost $237,923)		$201,229
Other assets and liabilities, net—(11.7)%		(21,036)
NET ASSETS—100.0%		$180,193

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $5,174 or 2.9% of net assets.
(2)	100% of the income received was in PIK.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
Canada	3
Luxembourg	2
France	1
Netherlands	1
Total	100%
† % of total investments as of March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
50

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 9,135	$ —	$ 9,124	$ 11(1)
Leveraged Loans	171,371	—	168,534	2,837 (2)
Equity Securities:
Rights	163	—	—	163
Common Stocks	402	402	—	— (2)
Money Market Mutual Fund	20,158	20,158	—	—
Total Investments	$201,229	$20,560	$177,658	$3,011

(1)	Includes internally fair valued security.
(2)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $2,249 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $1,377 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Right	Warrant
Investments in Securities
Balance as of September 30, 2019:	$ 1,537	$ 1,056	$ 291	$ 36	$132	$ 22
Accrued discount/(premium)	15	15	—	—	—	—
Realized gain (loss)	29	—	1	3	—	25
Change in unrealized appreciation (depreciation)(a)	(29)	235	(290)	(1)	31	(4)
Purchases	960	82	878	—	—	—
Sales	(373)	—	(292)	(38)	—	(43)
Transfers into Level 3(b)	2,249	—	2,249	—	—	—
Transfers from Level 3(b)	(1,377)	(1,377)	—	—	—	—
Balance as of March 31, 2020	$ 3,011	$ 11(c)	$2,837 (d)	$— (d)	$163	$ —
(a) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2020, was $(256).
(b) “Transfers into and/or from” represent the ending value as of March 31, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(c) Includes internally fair valued security.
(d) Includes internally fair valued security currently priced at zero ($0).
See Notes to Financial Statements
51

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—92.5%
Alabama—1.7%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$ 535	$ 550
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	517
5.000%, 12/1/25	1,000	1,051
		2,118

Arizona—5.1%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,193
5.000%, 7/1/37	360	429
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	597
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	647
Maricopa County Industrial Development Authority, Banner Health Revenue, 4.000%, 1/1/34	1,000	1,089
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,226
5.000%, 8/1/25	1,000	1,099
		6,280

Arkansas—0.5%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	607
California—3.0%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.000%, 6/1/21	100	103
4.500%, 6/1/23	225	239
	Par Value	Value

California—continued
4.500%, 6/1/24	$ 150	$ 161
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	296
California State Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	400	458
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	221
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.000%, 6/1/47	800	768
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	661
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	514
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	204
		3,625

Colorado—5.6%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	418
E-470 Public Highway Authority Revenue, (NATL Insured) 0.000%, 9/1/29	665	397
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	1,785	1,909
	Par Value	Value

Colorado—continued
6.250%, 11/15/28	$2,250	$ 2,679
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,448
		6,851

Connecticut—1.8%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	425	462
Connecticut State Health & Educational Facilities Authority Revenue, 4.000%, 7/1/40	725	805
Connecticut, State of, General Obligation, 5.000%, 9/15/34	750	905
		2,172

District of Columbia—4.0%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	4,929
Florida—10.9%
Brevard County Health Facilities Authority, Health First Revenue, 5.000%, 4/1/21	115	119
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,221
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	356
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	230	258
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	5,119
See Notes to Financial Statements
52

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Florida—continued
Miami Beach Redevelopment Agency,
Tax Increment Revenue, 5.000%, 2/1/32	$ 300	$ 336
Tax Increment Revenue, (AGM Insured) 5.000%, 2/1/31	40	45
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	223
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	1,972
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	1,935	2,315
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	876
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	500	562
		13,402

Georgia—0.5%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	550	642
Idaho—1.5%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	280
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,554
		1,834

Illinois—10.8%
Chicago, City of,
Sales Tax Revenue, (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	27
	Par Value	Value

Illinois—continued
Sales Tax Revenue, (Escrowed to Maturity) 5.000%, 1/1/21	$ 750	$ 772
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	540
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	580
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	500	602
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	427
Illinois Finance Authority, Rush University Medical Center Revenue, 5.000%, 11/15/21	250	263
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,173
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	835
5.000%, 2/1/26	1,490	1,542
5.000%, 2/1/27	1,250	1,311
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	869
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	534
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,721
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,595
5.125%, 4/1/36	500	516
		13,307

Indiana—2.4%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	879
	Par Value	Value

Indiana—continued
Parkview Health System, 5.000%, 11/1/43	$1,700	$ 2,055
		2,934

Louisiana—0.4%
New Orleans Sewerage Service Revenue, 5.000%, 6/1/20	550	553
Maine—2.1%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	1,000	1,096
5.000%, 7/1/29	580	635
5.000%, 7/1/30	770	842
		2,573

Maryland—1.9%
Baltimore, City of, Convention Center Hotel Revenue, 5.000%, 9/1/36(3)	250	246
Maryland Economic Development Corp., Exelon Generation Co. Revenue, Mandatory Put 6/1/20, 2.550%, 12/1/25(2)	500	500
Maryland Health & Higher Educational Facilities Authority,
Medstar Health System Revenue, 5.000%, 8/15/26	800	928
Medstar Health System Revenue, 5.000%, 5/15/42	600	694
		2,368

Massachusetts—0.5%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	598
Michigan—2.1%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,429
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	590
See Notes to Financial Statements
53

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Michigan—continued
4.000%, 10/15/36	$ 500	$ 551
		2,570

Mississippi—0.9%
Mississippi, State of, General Obligation, 4.000%, 10/1/39	1,000	1,136
New Jersey—5.9%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,000
New Jersey Economic Development Authority, Cigarette Tax Revenue, (AGM Insured) 5.000%, 6/15/22	3,000	3,193
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,675	1,733
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	269
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	276
5.000%, 6/1/32	250	275
5.000%, 6/1/33	250	274
5.000%, 6/1/34	250	273
		7,293

New York—3.5%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	611
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	199
	Par Value	Value

New York—continued
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29	$ 460	$ 462
(AMBAC Insured) 5.000%, 1/1/31	470	460
New York City Municipal Water Finance Authority, Water & Sewer Revenue, General Resolution, 5.000%, 6/15/40	1,295	1,573
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	179
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(4)	300	334
New York Transportation Development Corp., American Airlines JFK Project Revenue, 5.000%, 8/1/26	250	249
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	208
		4,275

Ohio—2.0%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue, 4.000%, 6/1/48	500	536
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,359
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	525
		2,420

Oregon—2.3%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	435	471
	Par Value	Value

Oregon—continued
Oregon, State of, General Obligation, 5.000%, 5/1/33	$1,095	$ 1,308
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	986
		2,765

Pennsylvania—3.3%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	286
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	306
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	250	257
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	265	273
Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,615
Philadelphia, City of, Water & Wastewater Revenue, 5.000%, 10/1/42	300	355
		4,092

South Carolina—1.2%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,110
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	290	337
		1,447

See Notes to Financial Statements
54

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Tennessee—2.6%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	$1,000	$ 1,106
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	495	496
2.300%, 1/1/21	310	312
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	1,000	1,233
		3,147

Texas—11.9%
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,178
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,215
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,340	3,014
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	1,085	1,171
(AGM Insured) 5.000%, 9/1/25	1,015	1,094
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,385	1,525
	Par Value	Value

Texas—continued
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 1.179%, 9/15/27(2)	$2,620	$ 2,577
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,000	1,300
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue, (BAM Insured) 5.000%, 8/1/24	1,340	1,541
		14,615

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	300	351
Virginia—0.7%
Virginia College Building Authority, Marymount University Revenue,
5.000%, 7/1/20(4)	200	200
5.000%, 7/1/21(4)	400	404
5.000%, 7/1/22(4)	195	198
		802

Washington—1.6%
King County Sewer Revenue, 5.000%, 7/1/36	1,630	1,949
West Virginia—0.3%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	327
Wisconsin—1.2%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,172
	Par Value	Value

Wisconsin—continued
Waste Management, Inc. Revenue, 2.875%, 5/1/27	$ 250	$ 246
		1,418

Total Municipal Bonds (Identified Cost $107,142)		113,400

	Shares
Exchange-Traded Fund—0.9%
VanEck Vectors High-Yield Municipal Index ETF(5)	20,453	1,069
Total Exchange-Traded Fund (Identified Cost $1,021)		1,069

Total Long-Term Investments—93.4% (Identified Cost $108,163)		114,469

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(5)	4,094,213	4,094
Total Short-Term Investment (Identified Cost $4,094)		4,094

TOTAL INVESTMENTS—96.7% (Identified Cost $112,257)		$118,563
Other assets and liabilities, net—3.3%		4,040
NET ASSETS—100.0%		$122,603
See Notes to Financial Statements
55

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At March 31, 2020, 16.8% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $1,136 or 0.9% of net assets.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Municipal Bonds	$113,400	$ —	$113,154	$246
Equity Securities:
Exchange-Traded Fund	1,069	1,069	—	—
Money Market Mutual Fund	4,094	4,094	—	—
Total Investments	$118,563	$5,163	$113,154	$246
Securities held by the Fund with an end of period value of $246 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
56

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund
Assets
Investment in securities at value(1)	$ 100,753	$ 48,191	$ 443,134
Cash	2,041	1,964	2,157
Receivables
Investment securities sold	57	94	102
Fund shares sold	388	22	841
Dividends and interest	585	874	1,560
Securities lending income	— (a)	3	1
Prepaid Trustees’ retainer	2	1	11
Prepaid expenses	36	27	58
Other assets	9	5	43
Total assets	103,871	51,181	447,907
Liabilities
Payables
Fund shares repurchased	246	197	1,892
Investment securities purchased	1,268	382	1,700
Dividend distributions	9	29	97
Investment advisory fees	18	11	92
Distribution and service fees	12	11	36
Administration and accounting fees	10	5	43
Transfer agent and sub-transfer agent fees and expenses	10	6	58
Professional fees	18	20	16
Trustee deferred compensation plan	9	5	43
Interest expense and/or commitment fees	— (a)	— (a)	— (a)
Other accrued expenses	12	13	42
Other payables	22	—	113
Total liabilities	1,634	679	4,132
Net Assets	$ 102,237	$ 50,502	$ 443,775
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 43
Capital paid in on shares of beneficial interest	105,010	63,575	463,358
Accumulated earnings (loss)	(2,773)	(13,073)	(19,626)
Net Assets	$ 102,237	$ 50,502	$ 443,775
Net Assets:
Class A	$ 33,869	$ 40,066	$ 79,162
Class C	$ 4,847	$ 1,874	$ 21,559
Class I	$ 62,701	$ 7,759	$ 342,689
Class R6	$ 820	$ 803	$ 365
Shares Outstanding (unlimited number of shares authorized, no par value):(2)
Class A	3,072,921	11,380,886	7,619,442
Class C	450,196	541,858	2,075,031
Class I	5,597,149	2,200,541	32,992,163
Class R6	73,171	227,699	35,077
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.02	$ 3.52	$ 10.39
Class C	$ 10.77	$ 3.46	$ 10.39
Class I	$ 11.20	$ 3.53	$ 10.39
Class R6	$ 11.21	$ 3.53	$ 10.39
See Notes to Financial Statements
57

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.45	$ 3.66	$ 10.63
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%
(1) Investment in securities at cost	$ 101,978	$ 56,525	$ 458,232
(2) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500.
See Notes to Financial Statements
58

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)	$ 270,778	$ 201,229	$ 118,563
Foreign currency at value(2)	— (a)	—	—
Cash	10,679	3,674	2,623
Receivables
Investment securities sold	311	27,607	—
Fund shares sold	6,245	258	210
Dividends and interest	2,688	686	1,451
Securities lending income	6	—	—
Prepaid Trustees’ retainer	7	6	3
Prepaid expenses	38	38	24
Other assets	26	21	11
Total assets	290,778	233,519	122,885
Liabilities
Payables
Fund shares repurchased	950	722	110
Investment securities purchased	8,907	14,505	—
Borrowings (See Note 10)	—	37,500	—
Dividend distributions	243	251	53
Investment advisory fees	109	79	29
Distribution and service fees	47	48	16
Administration and accounting fees	26	21	12
Transfer agent and sub-transfer agent fees and expenses	38	35	24
Professional fees	21	14	16
Trustee deferred compensation plan	26	21	11
Interest expense and/or commitment fees	— (a)	47	— (a)
Other accrued expenses	25	44	11
Other payables	74	39	—
Total liabilities	10,466	53,326	282
Net Assets	$ 280,312	$ 180,193	$ 122,603
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 11
Capital paid in on shares of beneficial interest	334,029	278,115	115,851
Accumulated earnings (loss)	(53,717)	(97,922)	6,741
Net Assets	$ 280,312	$ 180,193	$ 122,603
Net Assets:
Class A	$ 70,500	$ 43,727	$ 36,150
Class C	$ 32,733	$ 33,856	$ 10,074
Class I	$ 172,469	$ 99,228	$ 76,379
Class R6	$ 4,610	$ 3,382	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	7,784,396	5,691,518	3,233,913
Class C	3,575,975	4,402,434	901,103
Class I	19,054,520	12,933,126	6,832,998
Class R6	508,022	440,959	—
See Notes to Financial Statements
59

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:
Class A	$ 9.06	$ 7.68	$ 11.18
Class C	$ 9.15	$ 7.69	$ 11.18
Class I	$ 9.05	$ 7.67	$ 11.18
Class R6	$ 9.07	$ 7.67	$ —
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 9.41	$ 7.90	$ 11.50
Maximum Sales Charge - Class A	3.75%	2.75%	2.75%
(1) Investment in securities at cost	$ 301,273	$ 237,923	$ 112,257
(2) Foreign currency at cost	$ —(a)	$ —	$ —
(3) Newfleet Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500.
See Notes to Financial Statements
60

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund
Investment Income
Dividends	$ 22	$ 20	$ 65
Interest	1,760	1,875	7,520
Security lending, net of fees	1	19	2
Foreign taxes withheld	—	— (1)	—
Total investment income	1,783	1,914	7,587
Expenses
Investment advisory fees	224	191	963
Distribution and service fees, Class A	45	59	103
Distribution and service fees, Class C	19	11	104
Administration and accounting fees	56	34	255
Transfer agent fees and expenses	25	19	106
Sub-transfer agent fees and expenses, Class A	10	11	22
Sub-transfer agent fees and expenses, Class C	2	1	6
Sub-transfer agent fees and expenses, Class I	13	4	124
Custodian fees	1	— (1)	2
Printing fees and expenses	5	5	30
Professional fees	15	15	16
Interest expense and/or commitment fees	— (1)	— (1)	1
Registration fees	31	29	51
Trustees’ fees and expenses	4	2	17
Miscellaneous expenses	13	19	22
Total expenses	463	400	1,822
Less net expenses reimbursed and/or waived by investment adviser(2)	(118)	(109)	(411)
Less low balance account fees	(1)	(3)	— (1)
Net expenses	344	288	1,411
Net investment income (loss)	1,439	1,626	6,176
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	411	(304)	(1,503)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,282)	(7,957)	(20,656)
Net realized and unrealized gain (loss) on investments	(4,871)	(8,261)	(22,159)
Net increase (decrease) in net assets resulting from operations	$(3,432)	$(6,635)	$(15,983)

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements
61

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Investment Income
Dividends	$ 91	$ 115	$ 37
Interest	7,541	9,445	1,989
Security lending, net of fees	61	—	—
Foreign taxes withheld	— (1)	—	—
Total investment income	7,693	9,560	2,026
Expenses
Investment advisory fees	860	758	292
Distribution and service fees, Class A	106	187	47
Distribution and service fees, Class C	193	216	52
Administration and accounting fees	167	179	72
Transfer agent fees and expenses	70	74	29
Sub-transfer agent fees and expenses, Class A	27	13	10
Sub-transfer agent fees and expenses, Class C	13	15	2
Sub-transfer agent fees and expenses, Class I	70	50	36
Custodian fees	2	1	— (1)
Printing fees and expenses	15	17	6
Professional fees	18	18	13
Interest expense and/or commitment fees	1	336	— (1)
Registration fees	42	40	26
Trustees’ fees and expenses	12	15	5
Miscellaneous expenses	16	16	9
Total expenses	1,612	1,935	599
Less net expenses reimbursed and/or waived by investment adviser(2)	(158)	(33)	(111)
Less low balance account fees	— (1)	— (1)	— (1)
Net expenses	1,454	1,902	488
Net investment income (loss)	6,239	7,658	1,538
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(2,610)	(20,025)	792
Foreign currency transactions	— (1)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(31,908)	(23,700)	(2,755)
Foreign currency transactions	(5)	—	—
Net realized and unrealized gain (loss) on investments	(34,523)	(43,725)	(1,963)
Net increase (decrease) in net assets resulting from operations	$(28,284)	$(36,067)	$ (425)

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements
62

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,439	$ 2,539	$ 1,626	$ 3,389
Net realized gain (loss)	411	(30)	(304)	(634)
Net change in unrealized appreciation (depreciation)	(5,282)	5,088	(7,957)	(17)
Increase (decrease) in net assets resulting from operations	(3,432)	7,597	(6,635)	2,738
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(497)	(1,119)	(1,298)	(2,829)
Class C	(40)	(112)	(52)	(116)
Class I	(885)	(1,285)	(240)	(377)
Class R6	(15)	(23)	(24)	(66)
Total Dividends and Distributions to Shareholders	(1,437)	(2,539)	(1,614)	(3,388)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(867)	110	(3,178)	(1,570)
Class C	1,398	(1,679)	(11)	(984)
Class I	11,708	24,047	1,122	(623)
Class R6	(175)	569	87	(3,512)
Increase (decrease) in net assets from capital transactions	12,064	23,047	(1,980)	(6,689)
Net increase (decrease) in net assets	7,195	28,105	(10,229)	(7,339)
Net Assets
Beginning of period	95,042	66,937	60,731	68,070
End of Period	$ 102,237	$ 95,042	$ 50,502	$ 60,731
See Notes to Financial Statements
63

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 6,176	$ 11,333	$ 6,239	$ 11,966
Net realized gain (loss)	(1,503)	(392)	(2,610)	(6,416)
Net increase from payment by affiliates	—	—	—	6
Net change in unrealized appreciation (depreciation)	(20,656)	8,918	(31,913)	10,661
Increase (decrease) in net assets resulting from operations	(15,983)	19,859	(28,284)	16,217
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(989)	(2,152)	(1,603)	(2,890)
Class C	(172)	(445)	(578)	(1,427)
Class I	(5,004)	(8,732)	(3,759)	(6,137)
Class R6	(5)	(4)	(102)	(217)
Return of Capital:
Class A	—	—	—	(379)
Class C	—	—	—	(232)
Class I	—	—	—	(744)
Class R6	—	—	—	(27)
Total Dividends and Distributions to Shareholders	(6,170)	(11,333)	(6,042)	(12,053)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	1,620	4,937	(6,111)	11,432
Class C	1,765	(2,555)	(2,924)	(14,751)
Class I	7,449	81,041	15,177	13,121
Class R6	99	278	207	(10,775)
Increase (decrease) in net assets from capital transactions	10,933	83,701	6,349	(973)
Net increase (decrease) in net assets	(11,220)	92,227	(27,977)	3,191
Net Assets
Beginning of period	454,995	362,768	308,289	305,098
End of Period	$ 443,775	$ 454,995	$ 280,312	$ 308,289
See Notes to Financial Statements
64

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Senior Floating Rate Fund		Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 7,658	$ 20,985	$ 1,538	$ 3,573
Net realized gain (loss)	(20,025)	(8,908)	792	(86)
Net change in unrealized appreciation (depreciation)	(23,700)	(7,994)	(2,755)	6,600
Increase (decrease) in net assets resulting from operations	(36,067)	4,083	(425)	10,087
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3,680)	(8,440)	(417)	(1,126)
Class C	(908)	(2,767)	(77)	(332)
Class I	(3,714)	(10,029)	(1,016)	(2,973)
Class R6	(25)	(9)	—	—
Total Dividends and Distributions to Shareholders	(8,327)	(21,245)	(1,510)	(4,431)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(107,764)	(21,646)	(1,667)	632
Class C	(6,594)	(29,121)	(943)	(4,620)
Class I	(38,510)	(61,367)	(7,008)	(21,504)
Class R6	3,888	117	—	—
Increase (decrease) in net assets from capital transactions	(148,980)	(112,017)	(9,618)	(25,492)
Net increase (decrease) in net assets	(193,374)	(129,179)	(11,553)	(19,836)
Net Assets
Beginning of period	373,567	502,746	134,156	153,992
End of Period	$ 180,193	$ 373,567	$ 122,603	$ 134,156
See Notes to Financial Statements
65

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/19 to 3/31/20(6)	$11.51	0.16	(0.49)	(0.33)	(0.16)	—	—	(0.16)	—	(0.49)	$11.02	(2.92) %	$ 33,869	0.82% (7)	1.07%	2.78%	28%
10/1/18 to 9/30/19	10.84	0.35	0.67	1.02	(0.35)	—	—	(0.35)	—	0.67	11.51	9.64	36,248	0.85	1.11	3.21	59
10/1/17 to 9/30/18	11.31	0.36	(0.46)	(0.10)	(0.37)	—	—	(0.37)	—	(0.47)	10.84	(0.92)	33,998	0.84	1.12	3.24	49
10/1/16 to 9/30/17	11.38	0.37	(0.08)	0.29	(0.36)	—	—	(0.36)	—	(0.07)	11.31	2.60 (8)	39,536	0.84 (8)	1.17	3.26 (8)	56
10/1/15 to 9/30/16	11.02	0.36	0.33	0.69	(0.33)	—	—	(0.33)	— (9)	0.36	11.38	6.38 (10)	44,136	0.86 (11)	1.18	3.28	64
10/1/14 to 9/30/15	11.43	0.40	(0.43)	(0.03)	(0.32)	(0.06)	—	(0.38)	—	(0.41)	11.02	(0.26)	48,064	0.85	1.12	3.55	64
Class C
10/1/19 to 3/31/20(6)	$11.24	0.11	(0.47)	(0.36)	(0.11)	—	—	(0.11)	—	(0.47)	$10.77	(3.21) %	$ 4,847	1.56% (7)	1.83%	2.02%	28%
10/1/18 to 9/30/19	10.59	0.27	0.65	0.92	(0.27)	—	—	(0.27)	—	0.65	11.24	8.78	3,725	1.59	1.85	2.49	59
10/1/17 to 9/30/18	11.04	0.27	(0.44)	(0.17)	(0.28)	—	—	(0.28)	—	(0.45)	10.59	(1.58)	5,165	1.59	1.87	2.49	49
10/1/16 to 9/30/17	11.12	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	—	(0.08)	11.04	1.79 (8)	6,671	1.59 (8)	1.92	2.51 (8)	56
10/1/15 to 9/30/16	10.78	0.27	0.32	0.59	(0.25)	—	—	(0.25)	— (9)	0.34	11.12	5.54 (10)	9,409	1.61 (11)	1.93	2.52	64
10/1/14 to 9/30/15	11.19	0.30	(0.41)	(0.11)	(0.24)	(0.06)	—	(0.30)	—	(0.41)	10.78	(1.00)	8,853	1.60	1.87	2.74	64
Class I
10/1/19 to 3/31/20(6)	$11.70	0.18	(0.50)	(0.32)	(0.18)	—	—	(0.18)	—	(0.50)	$11.20	(2.82) %	$ 62,701	0.56% (7)	0.79%	3.01%	28%
10/1/18 to 9/30/19	11.02	0.38	0.69	1.07	(0.39)	—	—	(0.39)	—	0.68	11.70	9.90	54,038	0.60	0.82	3.39	59
10/1/17 to 9/30/18	11.49	0.39	(0.46)	(0.07)	(0.40)	—	—	(0.40)	—	(0.47)	11.02	(0.60)	27,360	0.59	0.84	3.50	49
10/1/16 to 9/30/17	11.56	0.40	(0.08)	0.32	(0.39)	—	—	(0.39)	—	(0.07)	11.49	2.81 (8)	26,597	0.59 (8)	0.92	3.52 (8)	56
10/1/15 to 9/30/16	11.19	0.40	0.33	0.73	(0.36)	—	—	(0.36)	— (9)	0.37	11.56	6.63 (10)	24,236	0.61 (11)	0.93	3.51	64
10/1/14 to 9/30/15	11.59	0.43	(0.42)	0.01	(0.35)	(0.06)	—	(0.41)	—	(0.40)	11.19	0.08	17,456	0.60	0.87	3.78	64
Class R6
10/1/19 to 3/31/20(6)	$11.71	0.18	(0.50)	(0.32)	(0.18)	—	—	(0.18)	—	(0.50)	$11.21	(2.75) %	$ 820	0.45% (7)	0.75%	3.16%	28%
10/1/18 to 9/30/19	11.02	0.40	0.69	1.09	(0.40)	—	—	(0.40)	—	0.69	11.71	10.13	1,031	0.48	0.77	3.52	59
10/1/17 to 9/30/18	11.50	0.40	(0.47)	(0.07)	(0.41)	—	—	(0.41)	—	(0.48)	11.02	(0.60)	414	0.50 (7)	0.79	3.59	49
11/3/16 (12) to 9/30/17	11.45	0.38	0.03	0.41	(0.36)	—	—	(0.36)	—	0.05	11.50	3.66 (8)	463	0.53 (8)	0.88	3.33 (8)	56 (13)

Newfleet High Yield Fund
Class A
10/1/19 to 3/31/20(6)	$ 4.10	0.11	(0.58)	(0.47)	(0.11)	—	—	(0.11)	—	(0.58)	$ 3.52	(11.73) %	$ 40,066	0.99%	1.37%	5.53%	40%
10/1/18 to 9/30/19	4.13	0.23	(0.03)	0.20	(0.23)	—	—	(0.23)	—	(0.03)	4.10	4.99	49,890	0.99	1.36	5.61	59
10/1/17 to 9/30/18	4.25	0.23	(0.12)	0.11	(0.23)	—	—	(0.23)	—	(0.12)	4.13	2.77	51,859	0.99	1.34	5.48	66
10/1/16 to 9/30/17	4.18	0.23	0.06	0.29	(0.22)	—	—	(0.22)	—	0.07	4.25	7.05 (8)	56,694	1.00 (7)(8)	1.41	5.36 (8)	71
10/1/15 to 9/30/16	3.98	0.21	0.20	0.41	(0.21)	—	—	(0.21)	— (9)	0.20	4.18	10.59 (10)	64,338	1.15 (11)	1.42	5.15	81
10/1/14 to 9/30/15	4.35	0.22	(0.36)	(0.14)	(0.23)	—	—	(0.23)	—	(0.37)	3.98	(3.39)	60,951	1.15	1.32	5.26	94
Class C
10/1/19 to 3/31/20(6)	$ 4.02	0.10	(0.57)	(0.47)	(0.09)	—	—	(0.09)	—	(0.56)	$ 3.46	(11.84) %	$ 1,874	1.74%	2.11%	4.78%	40%
10/1/18 to 9/30/19	4.06	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	—	(0.04)	4.02	3.94	2,207	1.75	2.11	4.85	59
10/1/17 to 9/30/18	4.17	0.19	(0.10)	0.09	(0.20)	—	—	(0.20)	—	(0.11)	4.06	2.20	3,254	1.74	2.08	4.73	66
10/1/16 to 9/30/17	4.11	0.19	0.06	0.25	(0.19)	—	—	(0.19)	—	0.06	4.17	6.11 (8)	3,593	1.75 (7)(8)	2.17	4.61 (8)	71
10/1/15 to 9/30/16	3.92	0.17	0.20	0.37	(0.18)	—	—	(0.18)	— (9)	0.19	4.11	9.68 (10)	4,231	1.90 (11)	2.17	4.40	81
10/1/14 to 9/30/15	4.28	0.19	(0.35)	(0.16)	(0.20)	—	—	(0.20)	—	(0.36)	3.92	(3.93)	3,705	1.90	2.07	4.52	94
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
66

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class I
10/1/19 to 3/31/20(6)	$ 4.10	0.12	(0.57)	(0.45)	(0.12)	—	—	(0.12)	—	(0.57)	$ 3.53	(11.37) %	$ 7,759	0.74%	1.14%	5.77%	40%
10/1/18 to 9/30/19	4.13	0.24	(0.03)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.25	7,805	0.75	1.15	5.82	59
10/1/17 to 9/30/18	4.25	0.24	(0.12)	0.12	(0.24)	—	—	(0.24)	—	(0.12)	4.13	3.03	8,557	0.74	1.14	5.72	66
10/1/16 to 9/30/17	4.18	0.24	0.06	0.30	(0.23)	—	—	(0.23)	—	0.07	4.25	7.31 (8)	6,577	0.75 (7)(8)	1.17	5.62 (8)	71
10/1/15 to 9/30/16	3.98	0.21	0.21	0.42	(0.22)	—	—	(0.22)	— (9)	0.20	4.18	10.86 (10)	7,954	0.90 (11)	1.16	5.38	81
10/1/14 to 9/30/15	4.35	0.23	(0.36)	(0.13)	(0.24)	—	—	(0.24)	—	(0.37)	3.98	(3.15)	4,625	0.90	1.07	5.53	94
Class R6
10/1/19 to 3/31/20(6)	$ 4.10	0.12	(0.57)	(0.45)	(0.12)	—	—	(0.12)	—	(0.57)	$ 3.53	(11.34) %	$ 803	0.68%	1.05%	5.84%	40%
10/1/18 to 9/30/19	4.13	0.23	(0.02)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	4.10	5.30	829	0.69	1.04	5.77	59
10/1/17 to 9/30/18	4.25	0.24	(0.11)	0.13	(0.25)	—	—	(0.25)	—	(0.12)	4.13	3.09	4,400	0.69	1.00	5.79	66
11/3/16 (12) to 9/30/17	4.14	0.22	0.10	0.32	(0.21)	—	—	(0.21)	—	0.11	4.25	7.93 (8)	5,253	0.69 (7)(8)	1.15	5.66 (8)	71

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/19 to 3/31/20(6)	$10.86	0.13	(0.47)	(0.34)	(0.13)	—	—	(0.13)	—	(0.47)	$10.39	(3.17) %	$ 79,162	0.75%	0.92%	2.40%	28%
10/1/18 to 9/30/19	10.64	0.29	0.22	0.51	(0.29)	—	—	(0.29)	—	0.22	10.86	4.82	81,384	0.75	0.95	2.67	45
10/1/17 to 9/30/18	10.83	0.25	(0.19)	0.06	(0.25)	—	—	(0.25)	—	(0.19)	10.64	0.55	74,707	0.75	1.09	2.32	54
10/1/16 to 9/30/17	10.90	0.21	(0.07)	0.14	(0.21)	—	—	(0.21)	—	(0.07)	10.83	1.31	81,542	0.75	1.12	1.95	55
1/1/16 to 9/30/16(14)	10.70	0.15	0.20	0.35	(0.15)	—	—	(0.15)	—	0.20	10.90	3.25	102,049	0.76 (11)	1.12	1.89	38
1/1/15 to 12/31/15	10.82	0.19	(0.09)	0.10	(0.19)	(0.03)	—	(0.22)	— (9)	(0.12)	10.70	0.89 (10)	85,666	0.75	1.12	1.77	56
1/1/14 to 12/31/14	10.83	0.22	(0.01)	0.21	(0.22)	—	—	(0.22)	—	(0.01)	10.82	1.94	75,456	0.92 (7)	1.11	2.02	58
Class C
10/1/19 to 3/31/20(6)	$10.86	0.09	(0.47)	(0.38)	(0.09)	—	—	(0.09)	—	(0.47)	$10.39	(3.53) %	$ 21,559	1.50%	1.67%	1.65%	28%
10/1/18 to 9/30/19	10.64	0.21	0.22	0.43	(0.21)	—	—	(0.21)	—	0.22	10.86	4.04	20,746	1.50	1.70	1.92	45
10/1/17 to 9/30/18	10.83	0.17	(0.19)	(0.02)	(0.17)	—	—	(0.17)	—	(0.19)	10.64	(0.20)	22,809	1.50	1.82	1.55	54
10/1/16 to 9/30/17	10.90	0.13	(0.07)	0.06	(0.13)	—	—	(0.13)	—	(0.07)	10.83	0.56	32,400	1.50	1.87	1.20	55
1/1/16 to 9/30/16(14)	10.70	0.09	0.19	0.28	(0.08)	—	—	(0.08)	—	0.20	10.90	2.67	46,642	1.51 (11)	1.87	1.15	38
1/1/15 to 12/31/15	10.82	0.11	(0.10)	0.01	(0.10)	(0.03)	—	(0.13)	— (9)	(0.12)	10.70	0.13 (10)	44,621	1.50	1.86	1.02	56
1/1/14 to 12/31/14	10.84	0.14	(0.02)	0.12	(0.14)	—	—	(0.14)	—	(0.02)	10.82	1.08	51,303	1.68 (7)	1.87	1.28	58
Class I
10/1/19 to 3/31/20(6)	$10.85	0.14	(0.46)	(0.32)	(0.14)	—	—	(0.14)	—	(0.46)	$10.39	(2.96) %	$342,689	0.50%	0.67%	2.65%	28%
10/1/18 to 9/30/19	10.63	0.31	0.22	0.53	(0.31)	—	—	(0.31)	—	0.22	10.85	5.09	352,583	0.50	0.70	2.91	45
10/1/17 to 9/30/18	10.83	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	—	(0.20)	10.63	0.71	265,252	0.50	0.83	2.57	54
10/1/16 to 9/30/17	10.90	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	—	(0.07)	10.83	1.56	250,777	0.50	0.88	2.21	55
1/1/16 to 9/30/16(14)	10.70	0.17	0.20	0.37	(0.17)	—	—	(0.17)	—	0.20	10.90	3.44	251,630	0.52 (11)	0.87	2.15	38
1/1/15 to 12/31/15	10.81	0.22	(0.09)	0.13	(0.21)	(0.03)	—	(0.24)	— (9)	(0.11)	10.70	1.24 (10)	150,977	0.50	0.88	2.03	56
1/1/14 to 12/31/14	10.83	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	—	(0.02)	10.81	2.10	92,794	0.68 (7)	0.91	2.27	58
Class R6
10/1/19 to 3/31/20(6)	$10.86	0.15	(0.47)	(0.32)	(0.15)	—	—	(0.15)	—	(0.47)	$10.39	(3.02) %	$ 365	0.43%	0.61%	2.72%	28%
12/19/18 (12) to 9/30/19	10.58	0.25	0.28	0.53	(0.25)	—	—	(0.25)	—	0.28	10.86	5.08	282	0.43	0.62	3.02	45 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
67

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/19 to 3/31/20(6)	$10.16	0.20	(1.11)	(0.91)	(0.19)	—	—	(0.19)	—	(1.10)	$ 9.06	(9.12) %	$ 70,500	0.99%	1.09%	3.94%	46%
10/1/18 to 9/30/19	9.97	0.43	0.19	0.62	(0.38)	(0.05)	—	(0.43)	— (9)	0.19	10.16	6.43 (10)	86,034	0.98	1.10	4.34	81
10/1/17 to 9/30/18	10.42	0.45	(0.46)	(0.01)	(0.42)	(0.02)	—	(0.44)	—	(0.45)	9.97	(0.14)	73,217	0.98	1.10	4.43	70
10/1/16 to 9/30/17	10.30	0.47	0.10	0.57	(0.45)	—	—	(0.45)	—	0.12	10.42	5.64 (8)	87,144	1.01 (7)(8)	1.13	4.55 (8)	64
10/1/15 to 9/30/16	9.76	0.47	0.49	0.96	(0.42)	—	—	(0.42)	—	0.54	10.30	10.15	98,969	1.14 (11)	1.15	4.80	60
10/1/14 to 9/30/15	10.70	0.49	(0.85)	(0.36)	(0.40)	(0.05)	(0.13)	(0.58)	— (9)	(0.94)	9.76	(3.41) (10)	104,833	1.10	1.10	4.81	66
Class C
10/1/19 to 3/31/20(6)	$10.26	0.16	(1.12)	(0.96)	(0.15)	—	—	(0.15)	—	(1.11)	$ 9.15	(9.47) %	$ 32,733	1.74%	1.84%	3.19%	46%
10/1/18 to 9/30/19	10.07	0.36	0.19	0.55	(0.31)	(0.05)	—	(0.36)	— (9)	0.19	10.26	5.57 (10)	39,778	1.73	1.85	3.63	81
10/1/17 to 9/30/18	10.53	0.38	(0.48)	(0.10)	(0.34)	(0.02)	—	(0.36)	—	(0.46)	10.07	(0.96)	53,809	1.73	1.83	3.68	70
10/1/16 to 9/30/17	10.40	0.39	0.11	0.50	(0.37)	—	—	(0.37)	—	0.13	10.53	4.90 (8)	63,919	1.77 (7)(8)	1.88	3.80 (8)	64
10/1/15 to 9/30/16	9.85	0.40	0.50	0.90	(0.35)	—	—	(0.35)	—	0.55	10.40	9.34	75,350	1.88 (11)	1.90	4.04	60
10/1/14 to 9/30/15	10.79	0.42	(0.85)	(0.43)	(0.33)	(0.05)	(0.13)	(0.51)	— (9)	(0.94)	9.85	(4.11) (10)	84,099	1.85	1.85	4.06	66
Class I
10/1/19 to 3/31/20(6)	$10.15	0.21	(1.10)	(0.89)	(0.21)	—	—	(0.21)	—	(1.10)	$ 9.05	(8.98) %	$172,469	0.74%	0.84%	4.18%	46%
10/1/18 to 9/30/19	9.98	0.46	0.18	0.64	(0.42)	(0.05)	—	(0.47)	— (9)	0.17	10.15	6.57 (10)	177,574	0.73	0.85	4.57	81
10/1/17 to 9/30/18	10.43	0.48	(0.47)	0.01	(0.44)	(0.02)	—	(0.46)	—	(0.45)	9.98	0.14	162,322	0.73	0.83	4.66	70
10/1/16 to 9/30/17	10.31	0.50	0.09	0.59	(0.47)	—	—	(0.47)	—	0.12	10.43	5.90 (8)	205,821	0.75 (7)(8)	0.88	4.83 (8)	64
10/1/15 to 9/30/16	9.77	0.50	0.49	0.99	(0.45)	—	—	(0.45)	—	0.54	10.31	10.42	123,435	0.88 (11)	0.90	5.04	60
10/1/14 to 9/30/15	10.71	0.52	(0.85)	(0.33)	(0.43)	(0.05)	(0.13)	(0.61)	— (9)	(0.94)	9.77	(3.17) (10)	138,956	0.85	0.85	5.06	66
Class R6
10/1/19 to 3/31/20(6)	$10.17	0.22	(1.11)	(0.89)	(0.21)	—	—	(0.21)	—	(1.10)	$ 9.07	(8.96) %	$ 4,610	0.60%	0.77%	4.33%	46%
10/1/18 to 9/30/19	9.98	0.46	0.20	0.66	(0.42)	(0.05)	—	(0.47)	— (9)	0.19	10.17	6.77 (10)	4,903	0.59	0.78	4.65	81
10/1/17 to 9/30/18	10.43	0.49	(0.47)	0.02	(0.45)	(0.02)	—	(0.47)	—	(0.45)	9.98	0.19	15,750	0.62	0.76	4.78	70
10/1/16 to 9/30/17	10.31	0.50	0.10	0.60	(0.48)	—	—	(0.48)	—	0.12	10.43	5.98 (8)	19,410	0.67 (7)(8)	0.82	4.79 (8)	64
10/1/15 to 9/30/16	9.77	0.50	0.50	1.00	(0.46)	—	—	(0.46)	—	0.54	10.31	10.50	2,004	0.81 (11)	0.83	5.12	60
11/12/14 (12) to 9/30/15	10.67	0.46	(0.81)	(0.35)	(0.37)	(0.05)	(0.13)	(0.55)	—	(0.90)	9.77	(3.31) (10)	1,778	0.76	0.77	5.12	66 (13)

Newfleet Senior Floating Rate Fund
Class A
10/1/19 to 3/31/20(6)	$ 9.11	0.20	(1.41)	(1.21)	(0.22)	—	—	(0.22)	—	(1.43)	$ 7.68	(13.56) %	$ 43,727	1.14% (15)(16)(17)	1.13%	4.49%	19%
10/1/18 to 9/30/19	9.41	0.46	(0.30)	0.16	(0.46)	—	—	(0.46)	—	(0.30)	9.11	1.80	167,595	1.10 (17)	1.11	4.96	24
10/1/17 to 9/30/18	9.42	0.41	(0.01)	0.40	(0.41)	—	—	(0.41)	—	(0.01)	9.41	4.33	196,025	1.09	1.12	4.31	37
10/1/16 to 9/30/17	9.42	0.37	0.02	0.39	(0.39)	—	—	(0.39)	—	—	9.42	4.28	223,055	1.10 (7)	1.16	3.95	95
10/1/15 to 9/30/16	9.36	0.34	0.06	0.40	(0.34)	—	—	(0.34)	—	0.06	9.42	4.42	227,588	1.23 (11)(15)	1.24	3.67	48
10/1/14 to 9/30/15	9.72	0.38	(0.32)	0.06	(0.39)	—	(0.03)	(0.42)	— (9)	(0.36)	9.36	0.53 (10)	268,596	1.20 (15)	1.20	3.94	34
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
68

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Senior Floating Rate Fund (Continued)
Class C
10/1/19 to 3/31/20(6)	$ 9.12	0.17	(1.41)	(1.24)	(0.19)	—	—	(0.19)	—	(1.43)	$ 7.69	(13.87) %	$ 33,856	1.89% (17)	1.93%	3.83%	19%
10/1/18 to 9/30/19	9.42	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	—	(0.30)	9.12	1.05	47,050	1.86 (17)	1.92	4.23	24
10/1/17 to 9/30/18	9.44	0.33	(0.01)	0.32	(0.34)	—	—	(0.34)	—	(0.02)	9.42	3.45	78,558	1.84	1.91	3.55	37
10/1/16 to 9/30/17	9.43	0.30	0.03	0.33	(0.32)	—	—	(0.32)	—	0.01	9.44	3.50	97,800	1.85 (7)	1.92	3.20	95
10/1/15 to 9/30/16	9.37	0.27	0.06	0.33	(0.27)	—	—	(0.27)	—	0.06	9.43	3.63	111,839	1.98 (11)	1.99	2.92	48
10/1/14 to 9/30/15	9.73	0.31	(0.33)	(0.02)	(0.31)	—	(0.03)	(0.34)	— (9)	(0.36)	9.37	(0.22) (10)	138,478	1.95	1.95	3.19	34
Class I
10/1/19 to 3/31/20(6)	$ 9.10	0.21	(1.41)	(1.20)	(0.23)	—	—	(0.23)	—	(1.43)	$ 7.67	(13.47) %	$ 99,228	0.89% (17)	0.93%	4.81%	19%
10/1/18 to 9/30/19	9.40	0.48	(0.30)	0.18	(0.48)	—	—	(0.48)	—	(0.30)	9.10	2.05	158,703	0.86 (17)	0.91	5.20	24
10/1/17 to 9/30/18	9.42	0.43	(0.02)	0.41	(0.43)	—	—	(0.43)	—	(0.02)	9.40	4.48	228,058	0.84	0.90	4.56	37
10/1/16 to 9/30/17	9.41	0.40	0.02	0.42	(0.41)	—	—	(0.41)	—	0.01	9.42	4.54	250,770	0.84 (7)	0.92	4.21	95
10/1/15 to 9/30/16	9.35	0.36	0.06	0.42	(0.36)	—	—	(0.36)	—	0.06	9.41	4.69	210,752	0.97 (11)	0.98	3.91	48
10/1/14 to 9/30/15	9.71	0.40	(0.32)	0.08	(0.41)	—	(0.03)	(0.44)	— (9)	(0.36)	9.35	0.78 (10)	284,735	0.95	0.95	4.20	34
Class R6
10/1/19 to 3/31/20(6)	$ 9.11	0.24	(1.44)	(1.20)	(0.24)	—	—	(0.24)	—	(1.44)	$ 7.67	(13.50) %	$ 3,382	0.75% (17)	0.86%	5.82%	19%
10/1/18 to 9/30/19	9.40	0.49	(0.28)	0.21	(0.50)	—	—	(0.50)	—	(0.29)	9.11	2.31	219	0.71 (17)	0.84	5.35	24
10/1/17 to 9/30/18	9.42	0.44	(0.02)	0.42	(0.44)	—	—	(0.44)	—	(0.02)	9.40	4.60	105	0.75 (7)	0.86	4.70	37
11/3/16 (12) to 9/30/17	9.43	0.36	0.01	0.37	(0.38)	—	—	(0.38)	—	(0.01)	9.42	4.32	104	0.77 (7)	0.86	3.76	95 (13)

Newfleet Tax-Exempt Bond Fund
Class A
10/1/19 to 3/31/20(6)	$11.34	0.13	(0.16)	(0.03)	(0.13)	—	—	(0.13)	—	(0.16)	$11.18	(0.31) %	$ 36,150	0.85%	1.01%	2.27%	3%
10/1/18 to 9/30/19	10.88	0.27	0.53	0.80	(0.27)	—	(0.07)	(0.34)	—	0.46	11.34	7.50	38,374	0.85	0.99	2.47	4
10/1/17 to 9/30/18	11.28	0.31	(0.35)	(0.04)	(0.31)	—	(0.05)	(0.36)	—	(0.40)	10.88	(0.35)	36,238	0.85	0.99	2.78	15
10/1/16 to 9/30/17	11.55	0.31	(0.26)	0.05	(0.30)	—	(0.02)	(0.32)	—	(0.27)	11.28	0.48 (8)	46,657	0.85 (8)	1.03	2.78 (8)	9
1/1/16 to 9/30/16(14)	11.43	0.22	0.12	0.34	(0.22)	—	—	(0.22)	—	0.12	11.55	3.00	69,711	0.87 (11)	1.03	2.53	9
1/1/15 to 12/31/15	11.46	0.30	(0.03)	0.27	(0.29)	—	(0.01)	(0.30)	—	(0.03)	11.43	2.39	74,418	0.85	1.00	2.60	10
1/1/14 to 12/31/14	10.91	0.31	0.56	0.87	(0.32)	—	— (9)	(0.32)	—	0.55	11.46	7.94	79,906	0.85	0.99	2.73	22
Class C
10/1/19 to 3/31/20(6)	$11.34	0.09	(0.17)	(0.08)	(0.08)	—	—	(0.08)	—	(0.16)	$11.18	(0.68) %	$ 10,074	1.60%	1.75%	1.52%	3%
10/1/18 to 9/30/19	10.89	0.19	0.52	0.71	(0.19)	—	(0.07)	(0.26)	—	0.45	11.34	6.60	11,194	1.60	1.73	1.73	4
10/1/17 to 9/30/18	11.29	0.22	(0.34)	(0.12)	(0.23)	—	(0.05)	(0.28)	—	(0.40)	10.89	(1.09)	15,238	1.60	1.73	2.03	15
10/1/16 to 9/30/17	11.55	0.23	(0.25)	(0.02)	(0.22)	—	(0.02)	(0.24)	—	(0.26)	11.29	(0.18) (8)	20,832	1.60 (8)	1.78	2.03 (8)	9
1/1/16 to 9/30/16(14)	11.43	0.15	0.13	0.28	(0.16)	—	—	(0.16)	—	0.12	11.55	2.42	26,833	1.61 (11)	1.78	1.78	9
1/1/15 to 12/31/15	11.46	0.21	(0.03)	0.18	(0.20)	—	(0.01)	(0.21)	—	(0.03)	11.43	1.62	30,316	1.60	1.75	1.85	10
1/1/14 to 12/31/14	10.92	0.22	0.55	0.77	(0.23)	—	— (9)	(0.23)	—	0.54	11.46	7.13	30,967	1.60	1.74	1.98	22
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
69

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Tax-Exempt Bond Fund (Continued)
Class I
10/1/19 to 3/31/20(6)	$11.34	0.14	(0.16)	(0.02)	(0.14)	—	—	(0.14)	—	(0.16)	$11.18	(0.19) %	$ 76,379	0.60%	0.78%	2.52%	3%
10/1/18 to 9/30/19	10.88	0.30	0.53	0.83	(0.30)	—	(0.07)	(0.37)	—	0.46	11.34	7.76	84,588	0.60	0.78	2.72	4
10/1/17 to 9/30/18	11.28	0.33	(0.34)	(0.01)	(0.34)	—	(0.05)	(0.39)	—	(0.40)	10.88	(0.10)	102,516	0.60	0.74	3.03	15
10/1/16 to 9/30/17	11.55	0.34	(0.26)	0.08	(0.33)	—	(0.02)	(0.35)	—	(0.27)	11.28	0.73 (8)	100,062	0.60 (8)	0.79	3.04 (8)	9
1/1/16 to 9/30/16(14)	11.43	0.24	0.12	0.36	(0.24)	—	—	(0.24)	—	0.12	11.55	3.19	104,679	0.62 (11)	0.78	2.78	9
1/1/15 to 12/31/15	11.46	0.33	(0.03)	0.30	(0.32)	—	(0.01)	(0.33)	—	(0.03)	11.43	2.64	90,912	0.60	0.77	2.85	10
1/1/14 to 12/31/14	10.91	0.34	0.56	0.90	(0.35)	—	— (9)	(0.35)	—	0.55	11.46	8.30	86,459	0.60	0.79	2.98	22

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
70

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Newfleet Core Plus Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Newfleet Core Plus Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)
(9)	Amount is less than $0.005 per share.
(10)	Payment from affiliate had no impact on total return.
(11)	Net expense ratio includes extraordinary proxy expenses.
(12)	Inception date.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	The Fund changed its fiscal year end to September 30, during the period.
(15)	The share class is currently under its expense limitation.
(16)	See Note 3D in the Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(17)	Ratios of total expenses excluding interest expense on borrowings for the six months ended March 31, 2020, and year ended September 30, 2019, were 0.94% (Class A), 1.69% (Class C), 0.69% (Class I) and 0.55% (Class R6).
See Notes to Financial Statements
71

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which 6 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Newfleet Core Plus Bond Fund	High total return from both current income and capital appreciation.
Newfleet High Yield Fund	High current income and a secondary objective of capital growth.
Newfleet Low Duration Core Plus Bond Fund	To provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates.
Newfleet Multi-Sector Intermediate Bond Fund	Maximizing current income while preserving capital.
Newfleet Senior Floating Rate Fund	High total return from both current income and capital appreciation.
Newfleet Tax-Exempt Bond Fund	Providing a high level of current income that is exempt from federal income tax.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Newfleet Tax-Exempt Bond Fund offer Class R6 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
72

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
73

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
74

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
As of March 31, 2020, the Funds had the following unfunded loan commitments:

Unfunded Loan Commitment
Borrower	Newfleet Multi-Sector Intermediate Bond Fund
EyeCare Partners LLC	$65
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%
Newfleet Tax-Exempt Bond Fund	0.45	0.40 *

75

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund	0.65%	0.60%	0.55%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%

*	Effective January 28, 2020. Prior to January 28, 2020, the Adviser’s fee was 0.45% of the Fund’s average daily net assets.
B.	Subadviser
Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed on an annualized basis, the following respective percentages of average daily net assets through January 31, 2021. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Newfleet Core Plus Bond Fund(1)	0.80%	1.55%	0.55%	0.43%
Newfleet High Yield Fund	1.00	1.75	0.75	0.69
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	0.74	0.60
Newfleet Senior Floating Rate Fund	0.94 *	1.69	0.69	0.55
Newfleet Tax-Exempt Bond Fund	0.85	1.60	0.60	N/A
(1)	Effective December 1, 2019 through January 31, 2021. For the period October 1, 2019 through November 30, 2019, the expense caps for Class A, Class C, Class I and Class R6 were: 0.85%,1.60%, 0.60% and 0.48%, respectively.
*	The share class is currently under its expense limitation.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2020	2021	2022	2023	Total
Newfleet Core Plus Bond Fund
Class A	$ 64	$ 98	$ 89	$ 46	$ 297
Class C	12	21	12	5	50
Class I	42	68	84	65	259
Class R6	1	1	2	2	6
Newfleet High Yield Fund
Class A	122	180	182	87	571
Class C	8	21	8	4	41
Class I	18	24	26	17	85
Class R6	5	15	4	1	25
76

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	Expiration
Fund	2020	2021	2022	2023	Total
Newfleet Low Duration Core Plus Bond Fund
Class A	$162	$274	$158	$ 68	$ 662
Class C	68	87	46	18	219
Class I	490	842	612	325	2,269
Class R6	—	—	— (1)	— (1)	— (1)
Newfleet Multi-Sector Intermediate Bond Fund
Class A	59	86	85	42	272
Class C	45	53	50	18	166
Class I	133	176	168	94	571
Class R6	7	23	9	4	43
Newfleet Senior Floating Rate Fund
Class A	67	52	25	2	146
Class C	43	59	40	9	151
Class I	109	143	111	29	392
Class R6	— (1)	1	— (1)	1	2
Newfleet Tax-Exempt Bond Fund
Class A	46	59	53	29	187
Class C	20	22	18	8	68
Class I	102	137	160	74	473
(1)	Amount is less than $500.
During the period ended March 31, 2020, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A
Newfleet Senior Floating Rate Fund	$8
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months (the “period”) ended March 31, 2020, it retained net commissions of $9 for Class A shares and CDSC of $1, and $3 for Class A shares, and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2020, the Funds incurred administration fees totaling $677 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2020, the Funds incurred transfer agent fees totaling $303 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2020.
77

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and written options) during the period ended March 31, 2020, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 24,887	$ 25,934
Newfleet High Yield Fund	22,624	26,548
Newfleet Low Duration Core Plus Bond Fund	131,695	128,849
Newfleet Multi-Sector Intermediate Bond Fund	119,068	129,126
Newfleet Senior Floating Rate Fund	65,913	224,855
Newfleet Tax-Exempt Bond Fund	3,376	17,127
Purchases and sales of long-term U.S. Government and agency securities for the Funds during the period ended March 31, 2020, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$11,220	$ 1,496
Newfleet Low Duration Core Plus Bond Fund	2,439	678
Newfleet Multi-Sector Intermediate Bond Fund	22,137	22,378
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	156	$ 1,784	453	$ 5,012	225	$ 912	445	$ 1,779
Reinvestment of distributions	38	440	88	982	280	1,123	611	2,471
Shares repurchased and cross class conversions	(270)	(3,091)	(530)	(5,884)	(1,306)	(5,213)	(1,438)	(5,820)
Net Increase / (Decrease)	(76)	$ (867)	11	$ 110	(801)	$ (3,178)	(382)	$ (1,570)
Class C
Shares sold and cross class conversions	234	$ 2,662	165	$ 1,770	87	$ 341	113	$ 448
Reinvestment of distributions	3	38	10	108	13	51	29	113
Shares repurchased and cross class conversions	(118)	(1,302)	(332)	(3,557)	(107)	(403)	(395)	(1,545)
Net Increase / (Decrease)	119	$ 1,398	(157)	$ (1,679)	(7)	$ (11)	(253)	$ (984)
Class I
Shares sold and cross class conversions	1,457	$ 17,142	2,593	$ 29,141	1,033	$ 4,147	882	$ 3,588
Reinvestment of distributions	75	877	113	1,281	59	239	91	369
Shares repurchased and cross class conversions	(553)	(6,311)	(572)	(6,375)	(794)	(3,264)	(1,140)	(4,580)
Net Increase / (Decrease)	979	$ 11,708	2,134	$ 24,047	298	$ 1,122	(167)	$ (623)
78

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	26	$ 301	62	$ 707	66	$ 240	32	$ 127
Reinvestment of distributions	1	14	2	20	5	20	14	57
Shares repurchased and cross class conversions	(42)	(490)	(14)	(158)	(45)	(173)	(909)	(3,696)
Net Increase / (Decrease)	(15)	$ (175)	50	$ 569	26	$ 87	(863)	$ (3,512)

	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,644	$ 17,826	3,909	$ 41,644	748	$ 7,552	2,942	$ 29,318
Reinvestment of distributions	79	857	170	1,818	142	1,420	289	2,878
Shares repurchased and cross class conversions	(1,600)	(17,063)	(3,606)	(38,525)	(1,577)	(15,083)	(2,100)	(20,764)
Net Increase / (Decrease)	123	$ 1,620	473	$ 4,937	(687)	$ (6,111)	1,131	$ 11,432
Class C
Shares sold and cross class conversions	583	$ 6,265	1,286	$ 13,665	415	$ 4,220	991	$ 9,890
Reinvestment of distributions	13	144	35	378	45	460	136	1,370
Shares repurchased and cross class conversions	(432)	(4,644)	(1,555)	(16,598)	(760)	(7,604)	(2,593)	(26,011)
Net Increase / (Decrease)	164	$ 1,765	(234)	$ (2,555)	(300)	$ (2,924)	(1,466)	$ (14,751)
Class I
Shares sold and cross class conversions	10,415	$ 112,672	19,386	$ 207,470	5,988	$ 58,092	8,464	$ 84,699
Reinvestment of distributions	427	4,608	743	7,981	258	2,581	483	4,810
Shares repurchased and cross class conversions	(10,336)	(109,831)	(12,589)	(134,410)	(4,681)	(45,496)	(7,723)	(76,388)
Net Increase / (Decrease)	506	$ 7,449	7,540	$ 81,041	1,565	$ 15,177	1,224	$ 13,121
Class R6
Shares sold and cross class conversions	9	$ 96	26	$ 276	109	$ 1,051	174	$ 1,749
Reinvestment of distributions	— (1)	3	— (1)	2	8	81	21	206
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	—	—	(91)	(925)	(1,291)	(12,730)
Net Increase / (Decrease)	9	$ 99	26	$ 278	26	$ 207	(1,096)	$ (10,775)
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

79

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	Newfleet Senior Floating Rate Fund				Newfleet Tax-Exempt Bond Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	822	$ 7,389	2,876	$ 26,470	185	$ 2,102	621	$ 6,917
Reinvestment of distributions	393	3,498	878	8,031	30	342	85	937
Shares repurchased and cross class conversions	(13,917)	(118,651)	(6,191)	(56,147)	(364)	(4,111)	(652)	(7,222)
Net Increase / (Decrease)	(12,702)	$ (107,764)	(2,437)	$ (21,646)	(149)	$ (1,667)	54	$ 632
Class C
Shares sold and cross class conversions	153	$ 1,371	442	$ 4,083	114	$ 1,316	178	$ 1,968
Reinvestment of distributions	86	757	262	2,398	6	69	27	296
Shares repurchased and cross class conversions	(993)	(8,722)	(3,885)	(35,602)	(206)	(2,328)	(618)	(6,884)
Net Increase / (Decrease)	(754)	$ (6,594)	(3,181)	$ (29,121)	(86)	$ (943)	(413)	$ (4,620)
Class I
Shares sold and cross class conversions	2,922	$ 26,249	8,633	$ 79,413	395	$ 4,473	1,025	$ 11,335
Reinvestment of distributions	253	2,236	665	6,076	66	751	204	2,260
Shares repurchased and cross class conversions	(7,677)	(66,995)	(16,120)	(146,856)	(1,085)	(12,232)	(3,191)	(35,099)
Net Increase / (Decrease)	(4,502)	$ (38,510)	(6,822)	$ (61,367)	(624)	$ (7,008)	(1,962)	$ (21,504)
Class R6
Shares sold and cross class conversions	571	$ 5,088	13	$ 114	—	$ —	—	$ —
Reinvestment of distributions	3	23	— (1)	3	—	—	—	—
Shares repurchased and cross class conversions	(157)	(1,223)	(—) (1)	(—) (2)	—	—	—	—
Net Increase / (Decrease)	417	$ 3,888	13	$ 117	—	$ —	—	$ —
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 6. 10% Shareholders
As of March 31, 2020, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	39%	2
Newfleet High Yield Fund	10	1
Newfleet Low Duration Core Plus Bond Fund	36	2
Newfleet Multi-Sector Intermediate Bond Fund	21	1
Newfleet Senior Floating Rate Fund	21	1
Newfleet Tax-Exempt Bond Fund	12	1
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
80

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no borrowings at any time during the period ended March 31, 2020.
Note 11. Borrowings
($ reported in thousands)
On March 18, 2019, the Newfleet Senior Floating Rate Fund amended its Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $125,000. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees paid for the period ended March 31, 2020, were $103 and are included in the “Interest expense” line of the Statements of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. For the period ended March 31, 2020, the average daily borrowings under the Agreement and the weighted daily average interest rate were $20,530 and 2.231%, respectively. At March 31, 2020, the Fund had $37,500 outstanding borrowings with an interest rate of 1.839%.
Note 12. Federal Income Tax Information
($ reported in thousands)
At March 31, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
81

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$ 102,068	$ 3,498	$ (4,813)	$ (1,315)
Newfleet High Yield Fund	56,534	189	(8,532)	(8,343)
Newfleet Low Duration Core Plus Bond Fund	458,233	1,537	(16,636)	(15,099)
Newfleet Multi-Sector Intermediate Bond Fund	301,614	1,441	(32,277)	(30,836)
Newfleet Senior Floating Rate Fund	238,250	—	(37,021)	(37,021)
Newfleet Tax-Exempt Bond Fund	112,329	6,551	(317)	6,234
At September 30, 2019, certain Funds had capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
Newfleet Core Plus Bond Fund	$ 323	$ 1,586	$ 323	$ 1,586
Newfleet High Yield Fund	941	3,141	941	3,141
Newfleet Low Duration Core Plus Bond Fund	1,808	1,151	1,808	1,151
Newfleet Multi-Sector Intermediate Bond Fund	3,173	12,834	3,173	12,834
Newfleet Senior Floating Rate Fund	1,745	30,011	1,745	30,011
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2019, the following Funds deferred qualified late year losses as follows:
Capital Loss Deferred
Newfleet Core Plus Bond Fund	$ 103
Newfleet High Yield Fund	698
Newfleet Low Duration Core Plus Bond Fund	328
Newfleet Multi-Sector Intermediate Bond Fund	4,622
Newfleet Senior Floating Rate Fund	9,330
Newfleet Tax-Exempt Bond Fund	145
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has implemented the ASU 2017-08 and determined the impact of this guidance to the Funds’ net assets at the end of the period is not material.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
82

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
83

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (collectively, the “Subadvisory Agreements” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Newfleet Asset Management, LLC (the “Subadviser”) with respect to the Funds of the Trust. At in-person meetings held on October 30, 2019 and November 20-21, 2019 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Funds. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by VIA and the Subadviser; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadviser(s), including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as
84

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that the Subadviser provided portfolio management, compliance with the Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2019.
Virtus Newfleet Core Plus Bond Fund (fka Virtus Newfleet Bond Fund). The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Newfleet High Yield Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 5- year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Newfleet Low Duration Core Plus Bond Fund (fka Virtus Newfleet Low Duration Income Fund). The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and outperformed its benchmark for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-year period.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 3- and 5-year periods and underperformed its benchmark for the 1- year period.
Virtus Newfleet Senior Floating Rate Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
85

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Newfleet Tax-Exempt Bond Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and that the Fund’s performance was equal to the median of its Performance Universe for the 1- year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed its benchmark for the 10-year period.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by those Funds and their shareholders, and that VIA had proposed to lower the expense caps in place for Virtus Newfleet Core Plus Bond Fund. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Newfleet Core Plus Bond Fund (fka Virtus Newfleet Bond Fund). The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet High Yield Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Newfleet Low Duration Core Plus Bond Fund (fka Virtus Newfleet Low Duration Income Fund). The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Newfleet Multi-Sector Intermediate Bond Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus Newfleet Senior Floating Rate Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Newfleet Tax-Exempt Bond Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile median of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Virtus Newfleet Core Plus Bond Fund and approved implementing a five basis point breakpoint reduction to 0.40% for assets under management of one billion or greater for Virtus Newfleet Tax-Exempt Bond Fund.
86

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS
NEWFLEET CORE PLUS BOND FUND, VIRTUS NEWFLEET HIGH YIELD FUND, VIRTUS
NEWFLEET LOW DURATION CORE PLUS BOND FUND, VIRTUS NEWFLEET MULTI-SECTOR
INTERMEDIATE BOND FUND, VIRTUS NEWFLEET SENIOR FLOATING RATE FUND AND
VIRTUS NEWFLEET TAX-EXEMPT BOND FUND (each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Fund that does not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2021, and had agreed to lower the expense caps applicable to Virtus Newfleet Core Plus Bond Fund. The Board then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current sizes of the Funds managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Funds, other than the fee to be earned under the applicable Agreements. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.
87

Virtus Opportunities Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
Virtus Alternative Solutions Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 28, 2020
Virtus Asset Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 30, 2019, as supplemented
Virtus Equity Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
(Unaudited)
IMPORTANT NOTICE TO INVESTORS
The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Fund.
Change in each fund’s “Market Volatility Risk”
The section of each fund’s Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each Fund’s Prospectus entitled “More Information About Risks Related to Principal Investment Strategies” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each fund’s SAI entitled “More Information About Fund Investment Strategies and Related Risks” is amended to add the following:
Market Volatility Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Investors should retain this supplement for future reference.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8640	05-20

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2020
Virtus Vontobel Foreign Opportunities Fund*
*Prospectus supplement appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Vontobel Foreign Opportunities Fund
(“Vontobel Foreign Opportunities Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Vontobel Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2020.
March 2020 presented a sharp contrast to the strong fourth quarter of 2019 and beginning of 2020. Heading into the final month of the quarter, the global economy was largely shut down in response to the coronavirus pandemic, and markets reacted by declining with unprecedented speed. Policymakers swiftly introduced fiscal stimulus packages, and global central banks sought to bolster panicked markets with monetary easing. The full impact of these decisions may not be known for several months or longer.
Most asset classes were in negative territory for the six months ended March 31, 2020. U.S. large-capitalization stocks declined 12.31%, as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, lost 23.72%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 16.52% for the six months, while emerging markets fell 14.55%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.70% at March 31, 2020, down sharply from 1.68% on September 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.33% as investors fled to the perceived safety of bonds. Non-investment grade bonds, in contrast, lost 10.40% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Throughout these challenging times, our investment teams have navigated the uncertainty with discipline and skill. There is no downplaying the anxiety that comes with increased market turbulence. But for many investors, their long-term goals have not changed in the last six months. While no one can predict how or when the pandemic will be resolved, it can be helpful to focus on continuing to invest for the future. Virtus Funds offers a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, we hope that you and your loved ones are well. We are here for you during this time. Please don’t hesitate to call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We are committed to meeting your needs and fulfilling our obligations to the investors who have entrusted their assets to us.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VONTOBEL FOREIGN OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Foreign Opportunities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 863.00	1.39%	$ 6.47
Class C	1,000.00	860.00	2.05	9.53
Class I	1,000.00	864.20	1.07	4.99
Class R6	1,000.00	864.60	0.95	4.43

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

VONTOBEL FOREIGN OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,018.05	1.39%	$ 7.01
Class C	1,000.00	1,014.75	2.05	10.33
Class I	1,000.00	1,019.65	1.07	5.40
Class R6	1,000.00	1,020.25	0.95	4.80

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

VONTOBEL FOREIGN OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

VONTOBEL FOREIGN OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2020
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
5

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
Asset Allocations
The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2020.
Industrials	23%
Consumer Staples	21
Information Technology	18
Consumer Discretionary	14
Health Care	13
Communication Services	5
Financials	3
Other (includes short-term investment)	3
Total	100%
	Shares	Value
Common Stocks—95.6%
Communication Services—4.8%
Cellnex Telecom SA 144A (Spain)(1)	422,412	$ 19,162
Tencent Holdings Ltd. (China)	307,991	15,223
Tencent Music Entertainment Group ADR (China)(2)	827,666	8,326
		42,711

Consumer Discretionary—13.7%
adidas AG (Germany)	91,377	20,288
Alibaba Group Holding Ltd. Sponsored ADR (China)(2)	199,377	38,775
EssilorLuxottica SA (France)	147,109	15,575
Ferrari NV (Italy)	88,815	13,681
Flutter Entertainment plc (Ireland)	194,610	17,506
LVMH Moet Hennessy Louis Vuitton SE (France)	43,826	16,073
		121,898

	Shares	Value

Consumer Staples—19.6%
Alimentation Couche-Tard, Inc. Class B (Canada)	1,247,354	$ 29,382
Asahi Group Holdings Ltd. (Japan)	682,400	22,139
Diageo plc (United Kingdom)	702,610	22,279
Mondelez International, Inc. Class A (United States)	609,393	30,519
Nestle S.A. Registered Shares (Switzerland)	398,012	40,744
Unilever NV (Netherlands)	607,753	29,872
		174,935

Financials—2.8%
HDFC Bank Ltd. (India)	768,700	8,760
London Stock Exchange Group plc (United Kingdom)	184,075	16,467
		25,227

See Notes to Financial Statements
6

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Health Care—12.5%
Alcon, Inc. (Switzerland)(2)	554,396	$ 28,402
CSL Ltd. (Australia)	133,480	24,196
Grifols SA (Spain)	976,156	32,660
Medtronic plc (Ireland)	294,877	26,592
		111,850

Industrials—22.4%
Ashtead Group plc (United Kingdom)	555,029	11,996
CAE, Inc. (Canada)	803,742	10,160
Canadian National Railway Co. (Canada)	181,272	14,173
IMCD NV (Netherlands)	139,645	10,021
RELX plc (United Kingdom)	1,584,499	33,876
Rentokil Initial plc (United Kingdom)	4,432,014	21,167
Safran SA (France)	214,507	19,005
Techtronic Industries Co., Ltd. (Hong Kong)	2,377,044	15,094
Teleperformance (France)	99,155	20,537
Vinci SA (France)	212,675	17,377
Wolters Kluwer NV (Netherlands)	367,148	26,035
		199,441

Information Technology—17.2%
Adyen NV (Netherlands)(2)	10,288	8,744
Constellation Software, Inc. (Canada)	32,500	29,537
Halma plc (United Kingdom)	291,357	6,843
Keyence Corp. (Japan)	52,680	16,937
	Shares	Value

Information Technology—continued
Mastercard, Inc. Class A (United States)	134,470	$ 32,482
SAP SE (Germany)	284,259	31,737
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	289,096	13,816
Tata Consultancy Services Ltd. (India)	564,403	13,578
		153,674

Materials—2.6%
Air Liquide SA (France)	180,120	22,992
Total Common Stocks (Identified Cost $729,009)		852,728

Total Long-Term Investments—95.6% (Identified Cost $729,009)		852,728

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(3)	817,776	818
Total Short-Term Investment (Identified Cost $818)		818
See Notes to Financial Statements
7

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
Value

TOTAL INVESTMENTS—95.7% (Identified Cost $729,827)	$853,546
Other assets and liabilities, net—4.3%	38,219
NET ASSETS—100.0%	$891,765

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $19,162 or 2.1% of net assets.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	13%
France	13
Canada	10
Netherlands	9
Switzerland	8
United States	7
China	7
Other	33
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$852,728	$242,506	$610,222
Money Market Mutual Fund	818	818	—
Total Investments	$853,546	$243,324	$610,222
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
8

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 853,546
Foreign currency at value(2)	2,553
Cash	40,340
Receivables
Fund shares sold	3,539
Dividends	598
Tax reclaims	1,985
Securities lending income	1
Prepaid Trustees’ retainer	24
Prepaid expenses	49
Other assets	83
Total assets	902,718
Liabilities
Payables
Fund shares repurchased	5,153
Investment securities purchased	4,626
Investment advisory fees	622
Distribution and service fees	60
Administration and accounting fees	82
Transfer agent and sub-transfer agent fees and expenses	193
Professional fees	21
Trustee deferred compensation plan	83
Interest expense and/or commitment fees	2
Other accrued expenses	111
Total liabilities	10,953
Net Assets	$ 891,765
Net Assets Consist of:
Common stock $0.001 par value	$ 37
Capital paid in on shares of beneficial interest	762,295
Accumulated earnings (loss)	129,433
Net Assets	$ 891,765
Net Assets:
Class A	$ 145,524
Class C	$ 30,086
Class I	$ 653,388
Class R6	$ 62,767
Shares Outstanding (unlimited number of shares authorized, $0.001 par value):
Class A	5,949,348
Class C	1,271,117
Class I	26,760,533
Class R6	2,570,986
See Notes to Financial Statements
9

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
Net Asset Value and Redemption Price Per Share:
Class A	$ 24.46
Class C	$ 23.67
Class I	$ 24.42
Class R6	$ 24.41
Maximum Offering Price per Share (NAV/(1-5.75%*)):
Class A	$ 25.95
* Maximum sales charge
(1) Investment in securities at cost	$ 729,827
(2) Foreign currency at cost	$ 2,545

See Notes to Financial Statements
10

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
Investment Income
Dividends	$ 4,693
Security lending, net of fees	11
Foreign taxes withheld	(390)
Total investment income	4,314
Expenses
Investment advisory fees	4,540
Distribution and service fees, Class A	233
Distribution and service fees, Class C	198
Administration and accounting fees	561
Transfer agent fees and expenses	237
Sub-transfer agent fees and expenses, Class A	120
Sub-transfer agent fees and expenses, Class C	16
Sub-transfer agent fees and expenses, Class I	324
Custodian fees	11
Printing fees and expenses	38
Professional fees	25
Interest expense and/or commitment fees	4
Registration fees	41
Trustees’ fees and expenses	41
Miscellaneous expenses	63
Total expenses	6,452
Less net expenses reimbursed and/or waived by investment adviser(1)	(285)
Less low balance account fees	(1)
Net expenses	6,166
Net investment income (loss)	(1,852)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	30,253
Foreign currency transactions	(759)
Net change in unrealized appreciation (depreciation) on:
Investments	(168,557)
Foreign currency transactions	76
Net realized and unrealized gain (loss) on investments	(138,987)
Net increase (decrease) in net assets resulting from operations	$(140,839)

(1)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements
11

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (1,852)	$ 6,358
Net realized gain (loss)	29,494	71,201
Net change in unrealized appreciation (depreciation)	(168,481)	(24,882)
Increase (decrease) in net assets resulting from operations	(140,839)	52,677
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(13,501)	(32,698)
Class C	(2,849)	(11,388)
Class I	(57,692)	(145,852)
Class R6	(5,387)	(3,798)
Total Dividends and Distributions to Shareholders	(79,429)	(193,736)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (519 and 1,512 shares, respectively)	15,539	42,627
Class C (34 and 107 shares, respectively)	989	2,798
Class I (4,580 and 6,586 shares, respectively)	127,183	184,884
Class R6 (290 and 758 shares, respectively)	8,455	24,044
Net assets from merger(1):
Class R6 (— and 1,227 shares, respectively)	—	34,204
Reinvestment of distributions:
Class A (402 and 1,117 shares, respectively)	12,115	28,438
Class C (89 and 434 shares, respectively)	2,601	10,767
Class I (1,843 and 5,494 shares, respectively)	55,430	139,385
Class R6 (158 and 127 shares, respectively)	4,770	3,231
Shares repurchased and cross class conversions:
Class A ((1,087) and (2,631) shares, respectively)	(30,450)	(75,225)
Class C ((262) and (1,359) shares, respectively)	(7,367)	(37,018)
Class I ((4,695) and (15,432) shares, respectively)	(131,687)	(438,307)
Class R6 ((151) and (805) shares, respectively)	(4,396)	(25,427)
Increase (decrease) in net assets from capital transactions	53,182	(105,599)
Net increase (decrease) in net assets	(167,086)	(246,658)
Net Assets
Beginning of period	1,058,851	1,305,509
End of Period	$ 891,765	$ 1,058,851

(1)	See Note 12 in Notes to Financial Statements.
See Notes to Financial Statements
12

THIS PAGE INTENTIONALLY BLANK.

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/19 to 3/31/20(6)	$30.44	(0.09)	(3.66)	(3.75)	(0.09)	(2.14)	(2.23)
10/1/18 to 9/30/19	34.62	0.11	1.25	1.36	(0.15)	(5.39)	(5.54)
10/1/17 to 9/30/18	33.95	0.10	0.64	0.74	(0.07)	—	(0.07)
10/1/16 to 9/30/17	29.62	0.09	4.42	4.51	(0.18)	—	(0.18)
10/1/15 to 9/30/16	27.21	0.19	2.47	2.66	(0.25)	—	(0.25)
10/1/14 to 9/30/15	28.12	0.25	(0.92)	(0.67)	(0.24)	—	(0.24)
Class C
10/1/19 to 3/31/20(6)	$29.54	(0.18)	(3.55)	(3.73)	—	(2.14)	(2.14)
10/1/18 to 9/30/19	33.83	(0.10)	1.23	1.13	(0.03)	(5.39)	(5.42)
10/1/17 to 9/30/18	33.34	(0.14)	0.63	0.49	—	—	—
10/1/16 to 9/30/17	29.23	(0.11)	4.33	4.22	(0.11)	—	(0.11)
10/1/15 to 9/30/16	26.95	(0.02)	2.42	2.40	(0.12)	—	(0.12)
10/1/14 to 9/30/15	27.88	0.04	(0.91)	(0.87)	(0.06)	—	(0.06)
Class I
10/1/19 to 3/31/20(6)	$30.43	(0.04)	(3.65)	(3.69)	(0.18)	(2.14)	(2.32)
10/1/18 to 9/30/19	34.70	0.20	1.24	1.44	(0.32)	(5.39)	(5.71)
10/1/17 to 9/30/18	34.03	0.20	0.65	0.85	(0.18)	—	(0.18)
10/1/16 to 9/30/17	29.63	0.20	4.40	4.60	(0.20)	—	(0.20)
10/1/15 to 9/30/16	27.23	0.26	2.46	2.72	(0.32)	—	(0.32)
10/1/14 to 9/30/15	28.14	0.32	(0.91)	(0.59)	(0.32)	—	(0.32)
Class R6
10/1/19 to 3/31/20(6)	$30.44	(0.02)	(3.66)	(3.68)	(0.21)	(2.14)	(2.35)
10/1/18 to 9/30/19	34.72	0.29	1.18	1.47	(0.36)	(5.39)	(5.75)
10/1/17 to 9/30/18	34.06	0.23	0.64	0.87	(0.21)	—	(0.21)
10/1/16 to 9/30/17	29.63	0.24	4.39	4.63	(0.20)	—	(0.20)
10/1/15 to 9/30/16	27.24	0.33	2.42	2.75	(0.36)	—	(0.36)
11/12/14 (10) to 9/30/15	28.66	0.36	(1.45)	(1.09)	(0.33)	—	(0.33)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
14

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

(5.98)	$24.46	(13.70) %	$ 145,524	1.39%	1.43%	(0.58) %	37%
(4.18)	30.44	7.08	186,206	1.40 (7)	1.44	0.38	64
0.67	34.62	2.17	211,755	1.43	1.43	0.27	39
4.33	33.95	15.41 (8)	278,667	1.45 (8)	1.46	0.28 (8)	31
2.41	29.62	9.77	367,684	1.44 (9)	1.45	0.68	25
(0.91)	27.21	(2.41)	406,429	1.41	1.41	0.89	32

(5.87)	$23.67	(14.00) %	$ 30,086	2.05%	2.12%	(1.24) %	37%
(4.29)	29.54	6.40	41,638	2.07 (7)	2.13	(0.34)	64
0.49	33.83	1.47	75,379	2.10	2.10	(0.41)	39
4.11	33.34	14.55 (8)	93,166	2.19 (8)	2.20	(0.39) (8)	31
2.28	29.23	8.94	112,180	2.19 (9)	2.20	(0.06)	25
(0.93)	26.95	(3.13)	117,568	2.17	2.17	0.15	32

(6.01)	$24.42	(13.58) %	$ 653,388	1.07%	1.12%	(0.26) %	37%
(4.27)	30.43	7.43	761,809	1.08 (7)	1.13	0.68	64
0.67	34.70	2.48	984,802	1.12	1.12	0.57	39
4.40	34.03	15.69 (8)	1,062,609	1.19 (8)	1.20	0.64 (8)	31
2.40	29.63	10.05	958,835	1.19 (9)	1.20	0.90	25
(0.91)	27.23	(2.16)	1,231,349	1.17	1.17	1.14	32

(6.03)	$24.41	(13.54) %	$ 62,767	0.95%	1.04%	(0.15) %	37%
(4.28)	30.44	7.57	69,198	0.96 (7)	1.04	0.97	64
0.66	34.72	2.55	33,573	1.03	1.03	0.66	39
4.43	34.06	15.82 (8)	19,370	1.08 (8)	1.09	0.75 (8)	31
2.39	29.63	10.16	6,587	1.09 (9)	1.10	1.14	25
(1.42)	27.24	(3.84)	4,502	1.07	1.07	1.44	32 (11)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
15

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.01%.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Inception date.
(11)	Portfolio turnover is represented of the Fund for the entire year ended September 2015.
See Notes to Financial Statements
16

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which the Vontobel Foreign Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain
17

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For
18

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute
19

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of
20

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) that permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
0.85%	0.80%	0.75%
B.	Subadviser
Vontobel Asset Management, Inc. (the “Subadviser”) is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitation
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values through March 31, 2021. Following the contractual period, the Adviser may discontinue this expense reimbursement arrangement at any time. The waivers and reimbursements are calculated daily and received monthly.

Class A	Class C	Class I	Class R6
1.39%	2.05%	1.07%	0.95%
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in
21

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2022	2023	Total
Class A	$ 71	$ 34	$ 105
Class C	32	14	46
Class I	383	205	588
Class R6	34	32	66

E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2020, it retained net commissions of $3 for Class A shares and CDSC of $-* for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
* Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2020, the Fund incurred administration fees totaling $509 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2020, the Fund incurred transfer agent fees totaling $228 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
22

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2020.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended March 31, 2020, were as follows:
Purchases	Sales
$381,169	$422,963
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2020.
Note 5. 10% Shareholders
As of March 31, 2020, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
33%	1
*	The shareholders are not affiliated with Virtus.
Note 6. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
23

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2020, the Fund did not hold any securities that were restricted.
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The borrowings during the period ended March 31, 2020 by the Fund were as follows:
Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
$- *	$1,500	2.25%	3
* Amount is less than $500.
24

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 10. Federal Income Tax Information
($ reported in thousands)
At March 31, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 733,192	$ 187,312	$ (66,958)	$ 120,354
At September 30, 2019, the Fund had capital loss carryovers available to offset future realized capital gains shown below:
No Expiration		Total
Short-Term	Long-Term	Short-Term	Long-Term
$456	$268	$456	$268
Note 11. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel International Equity Institutional Fund (the “Merged Fund”), a series of Advisers Investment Trust, and Vontobel Foreign Opportunities Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a larger fund with a substantially similar investment objective and style as, and potentially deliver better value than, the Merged Fund. The acquisition was accomplished by a tax-free exchange of shares on March 22, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Vontobel International Equity Institutional Fund	Class I Shares 2,898,624	Vontobel Foreign Opportunities Fund . . . . . . . . . .	Class R6 Shares 1,227,250	$34,204
25

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Vontobel International Equity Institutional Fund	$34,204	$4,066	Vontobel Foreign Opportunities Fund . . . . . . . . . .	$22,244
The net assets of Class R6 shares of the Acquiring Fund immediately following the acquisition were $56,448.
Assuming the acquisition had been completed on October 1, 2018, the Vontobel Foreign Opportunities Fund’s pro-forma results of operations for the period ended September 30, 2019 would have been as follows:
Net investment income (loss)	$6,402(a)
Net realized and unrealized gain (loss) on investments	45,798 (b)
Net increase (decrease) in net assets resulting from operations	$52,200
(a) $6,358, as reported in the Statement of Operations, plus $44 net investment income from Vontobel International Equity Institutional Fund pre-merger.
(b) $46,319 as reported in the Statement of Operations, plus $(521) net realized and unrealized gain (loss) on investments from Vontobel International Equity Institutional Fund pre-merger.
Because the Merged Fund and Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the merged Vontobel International Equity Institutional Fund that have been included in the acquiring Vontobel Foreign Opportunities Fund’s Statement of Operations since March 22, 2019.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
26

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 13. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) among the Trust, VIA and Vontobel Asset Management, Inc. (the “Subadviser”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Vontobel Foreign Opportunities Fund (the “Fund”). At in-person meetings held on October 30, 2019 and November 20-21, 2019 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics,
28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2019.
The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its peer group for the 3-year period. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that the Fund had expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses and economies of scale. The Subadviser
30

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc. is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board then concluded that no changes to the advisory fee structure of the Fund with respect to economies of scale were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to
31

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
32

Virtus Opportunities Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
Virtus Alternative Solutions Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 28, 2020
Virtus Asset Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 30, 2019, as supplemented
Virtus Equity Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
(Unaudited)
IMPORTANT NOTICE TO INVESTORS
The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Fund.
Change in each fund’s “Market Volatility Risk”
The section of each fund’s Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each Fund’s Prospectus entitled “More Information About Risks Related to Principal Investment Strategies” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each fund’s SAI entitled “More Information About Fund Investment Strategies and Related Risks” is amended to add the following:

Market Volatility Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Investors should retain this supplement for future reference.

THIS PAGE INTENTIONALLY BLANK.
THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8025	05-20

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2020
Virtus Vontobel Emerging Markets Opportunities Fund*
*Prospectus supplement appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Vontobel Emerging Markets Opportunities Fund
(“Vontobel Emerging Markets Opportunities Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Vontobel Emerging Markets Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2020.
March 2020 presented a sharp contrast to the strong fourth quarter of 2019 and beginning of 2020. Heading into the final month of the quarter, the global economy was largely shut down in response to the coronavirus pandemic, and markets reacted by declining with unprecedented speed. Policymakers swiftly introduced fiscal stimulus packages, and global central banks sought to bolster panicked markets with monetary easing. The full impact of these decisions may not be known for several months or longer.
Most asset classes were in negative territory for the six months ended March 31, 2020. U.S. large-capitalization stocks declined 12.31%, as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, lost 23.72%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 16.52% for the six months, while emerging markets fell 14.55%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.70% at March 31, 2020, down sharply from 1.68% on September 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.33% as investors fled to the perceived safety of bonds. Non-investment grade bonds, in contrast, lost 10.40% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Throughout these challenging times, our investment teams have navigated the uncertainty with discipline and skill. There is no downplaying the anxiety that comes with increased market turbulence. But for many investors, their long-term goals have not changed in the last six months. While no one can predict how or when the pandemic will be resolved, it can be helpful to focus on continuing to invest for the future. Virtus Funds offers a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, we hope that you and your loved ones are well. We are here for you during this time. Please don’t hesitate to call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We are committed to meeting your needs and fulfilling our obligations to the investors who have entrusted their assets to us.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Emerging Markets Opportunities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 814.30	1.58%	$ 7.17
Class C	1,000.00	811.70	2.27	10.28
Class I	1,000.00	816.00	1.26	5.72
Class R6	1,000.00	818.00	0.98	4.45

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,017.10	1.58%	$ 7.97
Class C	1,000.00	1,013.65	2.27	11.43
Class I	1,000.00	1,018.70	1.26	6.36
Class R6	1,000.00	1,020.10	0.98	4.95

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2020
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
5

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
Asset Allocations
The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2020.
Consumer Staples	23%
Consumer Discretionary	20
Financials	20
Information Technology	19
Communication Services	14
Industrials	2
Utilities	1
Other	1
Total	100%
	Shares	Value
Common Stocks—99.2%
Communication Services—13.6%
Autohome, Inc. ADR (China)(1)	652,251	$ 46,323
NCSoft Corp. (South Korea)	157,408	84,009
NetEase, Inc. ADR (China)	214,576	68,870
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	239,221,434	46,461
Tencent Holdings Ltd. (China)	7,731,396	382,145
Tencent Music Entertainment Group ADR (China)(1)	5,357,897	53,900
Zee Entertainment Enterprises Ltd. (India)	20,227,278	32,918
		714,626

Consumer Discretionary—20.1%
adidas AG (Germany)	419,089	93,049
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	2,001,073	389,169
Baozun, Inc. Sponsored ADR (China)(1)	969,383	27,085
	Shares	Value

Consumer Discretionary—continued
Eicher Motors Ltd. (India)	303,195	$ 52,230
Galaxy Entertainment Group Ltd. Class L (Hong Kong)	13,929,215	73,363
Lojas Renner S.A. (Brazil)	10,128,369	65,514
Naspers Ltd. Class N (South Africa)	1,043,500	148,296
Shenzhou International Group Holdings Ltd. (China)	4,752,053	49,849
Yum China Holdings, Inc. (China)	3,674,151	156,629
		1,055,184

Consumer Staples—22.6%
Ambev S.A. ADR (Brazil)	46,514,702	106,984
Anheuser-Busch InBev NV (Belgium)	5,256,233	232,167
CP ALL PCL (Thailand)	29,933,776	55,351
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	2,466,868	149,270

See Notes to Financial Statements
6

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Consumer Staples—continued
Heineken NV (Netherlands)	1,775,575	$ 150,682
LG Household & Health Care Ltd. (South Korea)	66,148	60,591
Unilever NV (Netherlands)	4,477,180	220,059
Vietnam Dairy Products JSC (Vietnam)	6,714,729	25,645
Wal-Mart de Mexico SAB de C.V. (Mexico)	45,828,449	107,972
Wuliangye Yibin Co., Ltd. Class A (China)	4,850,217	78,021
		1,186,742

Financials—20.0%
B3 SA - Brasil Bolsa Balcao (Brazil)	9,308,174	63,827
Bank Central Asia Tbk PT (Indonesia)	43,174,080	72,745
Bank Polska Kasa Opieki SA (Poland)	2,415,216	32,370
Bank Rakyat Persero Tbk PT (Indonesia)	188,982,540	34,660
Credicorp Ltd. (Peru)	441,048	63,101
HDFC Bank Ltd. (India)	14,183,056	161,632
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,815,091	54,379
Housing Development Finance Corp., Ltd. (India)	5,498,296	118,677
Itau Unibanco Holding SA Sponsored ADR (Brazil)	19,272,736	86,535
Kasikornbank PCL (Thailand)	28,153,766	76,922
Malayan Banking Bhd (Malaysia)	2,906,640	5,015
Public Bank Bhd (Malaysia)	19,776,725	72,754
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	510,001	64,501
	Shares	Value

Financials—continued
United Overseas Bank Ltd. (Singapore)	8,838,590	$ 121,266
XP, Inc. Class A (Brazil)(1)	952,877	18,381
		1,046,765

Industrials—1.9%
Techtronic Industries Co., Ltd. (Hong Kong)	15,482,185	98,311
Information Technology—18.8%
HCL Technologies Ltd. (India)	20,248,793	116,802
Largan Precision Co., Ltd. (Taiwan)	430,929	54,413
SK Hynix, Inc. (South Korea)	3,313,660	224,017
Sunny Optical Technology Group Co., Ltd. (China)	1,908,261	25,242
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	29,722,965	267,575
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,650,304	78,868
Tata Consultancy Services Ltd. (India)	7,375,248	177,427
Win Semiconductors Corp. (Taiwan)	5,097,826	43,751
		988,095

Real Estate—0.7%
Link REIT (Hong Kong)	4,327,247	36,472
Utilities—1.5%
Equatorial Energia S.A. (Brazil)	7,999,512	26,864
See Notes to Financial Statements
7

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

	Utilities—continued
Power Grid Corp. of India Ltd. (India)	23,654,035	$ 49,689
		76,553

	Total Common Stocks (Identified Cost $5,880,035)	5,202,748

	Total Long-Term Investments—99.2% (Identified Cost $5,880,035)	5,202,748

	TOTAL INVESTMENTS—99.2% (Identified Cost $5,880,035)	$5,202,748
	Other assets and liabilities, net—0.8%	42,017
	NET ASSETS—100.0%	$5,244,765
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Non-income producing.

Country Weightings†
China	25%
India	14
Taiwan	9
South Korea	8
Netherlands	7
Brazil	7
Hong Kong	5
Other	25
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$5,202,748	$1,509,292	$3,693,456
Total Investments	$5,202,748	$1,509,292	$3,693,456
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
8

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 5,202,748
Foreign currency at value(2)	7,435
Cash	4,683
Receivables
Investment securities sold	43,062
Fund shares sold	19,675
Dividends	12,988
Tax reclaims	2,198
Securities lending income	23
Prepaid Trustees’ retainer	156
Prepaid expenses	129
Other assets	521
Total assets	5,293,618
Liabilities
Payables
Fund shares repurchased	26,365
Investment securities purchased	14,609
Investment advisory fees	4,688
Distribution and service fees	169
Administration and accounting fees	507
Transfer agent and sub-transfer agent fees and expenses	1,548
Professional fees	2
Trustee deferred compensation plan	521
Interest expense and/or commitment fees	36
Other accrued expenses	408
Total liabilities	48,853
Net Assets	$ 5,244,765
Net Assets Consist of:
Common stock $0.001 par value	$ 596
Capital paid in on shares of beneficial interest	6,131,545
Accumulated earnings (loss)	(887,376)
Net Assets	$ 5,244,765
Net Assets:
Class A	$ 319,966
Class C	$ 98,078
Class I	$ 4,714,585
Class R6	$ 112,136
See Notes to Financial Statements
9

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	37,537,403
Class C	11,883,245
Class I	534,250,166
Class R6	12,689,150
Net Asset Value and Redemption Price Per Share:
Class A	$ 8.52
Class C	$ 8.25
Class I	$ 8.82
Class R6	$ 8.84
Maximum Offering Price per Share (NAV/(1-5.75%*)):
Class A	$ 9.04
* Maximum sales charge
(1) Investment in securities at cost	$ 5,880,035
(2) Foreign currency at cost	$ 7,463

See Notes to Financial Statements
10

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
Investment Income
Dividends	$ 64,980
Interest	9
Security lending, net of fees	424
Foreign taxes withheld	(5,783)
Total investment income	59,630
Expenses
Investment advisory fees	33,060
Distribution and service fees, Class A	569
Distribution and service fees, Class C	656
Administration and accounting fees	3,603
Transfer agent fees and expenses	1,487
Sub-transfer agent fees and expenses, Class A	409
Sub-transfer agent fees and expenses, Class C	81
Sub-transfer agent fees and expenses, Class I	3,423
Custodian fees	129
Printing fees and expenses	249
Professional fees	51
Interest expense and/or commitment fees	47
Registration fees	77
Trustees’ fees and expenses	273
Miscellaneous expenses	664
Total expenses	44,778
Less net expenses reimbursed and/or waived by investment adviser(1)	(107)
Less low balance account fees	— (2)
Net expenses	44,671
Net investment income (loss)	14,959
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	5,669
Foreign currency transactions	(5,289)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,240,197)
Foreign currency transactions	(410)
Net realized and unrealized gain (loss) on investments	(1,240,227)
Net increase (decrease) in net assets resulting from operations	$(1,225,268)

(1)	See Note 3D in the Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements
11

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 14,959	$ 102,774
Net realized gain (loss)	380	36,527
Net change in unrealized appreciation (depreciation)	(1,240,607)	204,557
Increase (decrease) in net assets resulting from operations	(1,225,268)	343,858
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(8,478)	(16,597)
Class C	(1,441)	(4,721)
Class I	(133,209)	(209,847)
Class R6	(2,709)	(3,906)
Total Dividends and Distributions to Shareholders	(145,837)	(235,071)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (4,047 and 13,820 shares, respectively)	42,919	141,802
Class C (330 and 1,150 shares, respectively)	3,494	11,447
Class I (53,909 and 155,904 shares, respectively)	571,000	1,683,600
Class R6 (3,620 and 3,183 shares, respectively)	39,158	34,320
Net assets from merger(1):
Class R6 (— and 2,289 shares, respectively)	—	24,973
Reinvestment of distributions:
Class A (623 and 1,476 shares, respectively)	6,968	13,991
Class C (123 and 479 shares, respectively)	1,335	4,405
Class I (9,993 and 18,775 shares, respectively)	115,621	183,998
Class R6 (191 and 346 shares, respectively)	2,205	3,402
Shares repurchased and cross class conversions:
Class A ((12,172) and (22,963) shares, respectively)	(123,245)	(236,775)
Class C ((1,782) and (6,551) shares, respectively)	(17,663)	(65,681)
Class I ((94,181) and (204,994) shares, respectively)	(967,494)	(2,169,445)
Class R6 ((1,983) and (6,589) shares, respectively)	(21,508)	(69,215)
Increase (decrease) in net assets from capital transactions	(347,210)	(439,178)
Net increase (decrease) in net assets	(1,718,315)	(330,391)
Net Assets
Beginning of period	6,963,080	7,293,471
End of Period	$ 5,244,765	$ 6,963,080

(1)	See Note 11 in the Notes to Financial Statements.
See Notes to Financial Statements
12

THIS PAGE INTENTIONALLY BLANK.
THIS PAGE INTENTIONALLY BLANK.

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/19 to 3/31/20(6)	$10.65	0.01	(1.94)	(1.93)	(0.16)	(0.04)	(0.20)
10/1/18 to 9/30/19	10.44	0.12	0.42	0.54	(0.06)	(0.27)	(0.33)
10/1/17 to 9/30/18	11.11	0.06	(0.71)	(0.65)	(0.02)	—	(0.02)
10/1/16 to 9/30/17	9.90	0.05	1.21	1.26	(0.05)	—	(0.05)
1/1/16 to 9/30/16(7)	8.68	0.03	1.19	1.22	—	—	—
1/1/15 to 12/31/15	9.58	0.07	(0.91)	(0.84)	(0.06)	—	(0.06)
1/1/14 to 12/31/14	9.26	0.07	0.42	0.49	(0.06)	(0.11)	(0.17)
Class C
10/1/19 to 3/31/20(6)	$10.27	(0.03)	(1.88)	(1.91)	(0.07)	(0.04)	(0.11)
10/1/18 to 9/30/19	10.08	0.04	0.42	0.46	—	(0.27)	(0.27)
10/1/17 to 9/30/18	10.77	(0.01)	(0.68)	(0.69)	—	—	—
10/1/16 to 9/30/17	9.63	(0.03)	1.17	1.14	—	—	—
1/1/16 to 9/30/16(7)	8.49	(0.02)	1.16	1.14	—	—	—
1/1/15 to 12/31/15	9.37	—	(0.88)	(0.88)	—	—	—
1/1/14 to 12/31/14	9.08	(0.01)	0.42	0.41	(0.01)	(0.11)	(0.12)
Class I
10/1/19 to 3/31/20(6)	$11.03	0.03	(2.00)	(1.97)	(0.20)	(0.04)	(0.24)
10/1/18 to 9/30/19	10.82	0.17	0.42	0.59	(0.11)	(0.27)	(0.38)
10/1/17 to 9/30/18	11.49	0.11	(0.73)	(0.62)	(0.05)	—	(0.05)
10/1/16 to 9/30/17	10.24	0.07	1.26	1.33	(0.08)	—	(0.08)
1/1/16 to 9/30/16(7)	8.96	0.04	1.24	1.28	—	—	—
1/1/15 to 12/31/15	9.89	0.10	(0.95)	(0.85)	(0.08)	—	(0.08)
1/1/14 to 12/31/14	9.55	0.09	0.45	0.54	(0.09)	(0.11)	(0.20)
Class R6
10/1/19 to 3/31/20(6)	$11.04	0.04	(1.99)	(1.95)	(0.21)	(0.04)	(0.25)
10/1/18 to 9/30/19	10.82	0.19	0.42	0.61	(0.12)	(0.27)	(0.39)
10/1/17 to 9/30/18	11.48	0.12	(0.73)	(0.61)	(0.05)	—	(0.05)
10/1/16 to 9/30/17	10.25	0.10	1.23	1.33	(0.10)	—	(0.10)
1/1/16 to 9/30/16(7)	8.96	0.05	1.24	1.29	—	—	—
1/1/15 to 12/31/15	9.89	0.08	(0.91)	(0.83)	(0.10)	—	(0.10)
11/12/14 (10) to 12/31/14	10.42	(0.01)	(0.45)	(0.46)	(0.06)	(0.01)	(0.07)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
14

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

(2.13)	$ 8.52	(18.57) %	$ 319,966	1.58%	1.58%	0.14%	27%
0.21	10.65	5.64	479,456	1.57	1.57	1.20	30
(0.67)	10.44	(5.83)	550,117	1.58	1.58	0.54	38
1.21	11.11	12.81	706,974	1.60	1.61	0.46	27
1.22	9.90	14.06	1,082,242	1.59 (8)	1.60	0.40	25
(0.90)	8.68	(8.77)	745,947	1.56	1.56	0.73	27
0.32	9.58	5.23	770,941	1.55	1.55	0.71	28

(2.02)	$ 8.25	(18.83) %	$ 98,078	2.27%	2.27%	(0.55) %	27%
0.19	10.27	4.93	135,668	2.25	2.25	0.41	30
(0.69)	10.08	(6.41)	182,813	2.25	2.25	(0.12)	38
1.14	10.77	11.84	214,738	2.34	2.35	(0.30)	27
1.14	9.63	13.56	222,221	2.34 (8)	2.35	(0.31)	25
(0.88)	8.49	(9.50)	223,303	2.31	2.31	(0.01)	27
0.29	9.37	4.40	228,652	2.30	2.30	(0.13)	28

(2.21)	$ 8.82	(18.40) %	$4,714,585	1.26%	1.26%	0.47%	27%
0.21	11.03	5.91	6,228,010	1.25	1.25	1.56	30
(0.67)	10.82	(5.46)	6,434,732	1.23	1.23	0.91	38
1.25	11.49	13.10	7,198,678	1.33	1.34	0.72	27
1.28	10.24	14.29	6,214,272	1.33 (8)	1.34	0.64	25
(0.93)	8.96	(8.55)	8,726,303	1.31	1.32	0.99	27
0.34	9.89	5.54	7,572,633	1.30	1.35	0.85	28

(2.20)	$ 8.84	(18.20) %	$ 112,136	0.98%	1.15%	0.75%	27%
0.22	11.04	6.11	119,946	1.03 (9)	1.13	1.80	30
(0.66)	10.82	(5.34)	125,809	1.15	1.15	1.01	38
1.23	11.48	13.15	126,422	1.20	1.21	0.92	27
1.29	10.25	14.40	45,197	1.21 (8)	1.22	0.72	25
(0.93)	8.96	(8.44)	34,379	1.21	1.21	0.90	27
(0.53)	9.89	(4.60)	95	1.24	1.24	(0.41)	28 (11)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
15

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The Fund changed its fiscal year end to September 30 during the period.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire year ended December 31, 2014.
See Notes to Financial Statements
16

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which the Vontobel Emerging Markets Opportunities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain
17

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For
18

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute
19

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of
20

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) that permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion
1.00%	0.95%
B.	Subadviser
Vontobel Asset Management, Inc. (the “Subadviser”) is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitation
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, 0.98% of average daily net assets for Class R6 shares through March 31, 2021. Following the contractual period, the Adviser may discontinue this expense reimbursement arrangement at any time. The waivers and reimbursements are calculated daily and received monthly.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
21

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2022	2023	Total
Class R6	$ 118	$ 107	$ 225

E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2020, it retained net commissions of $7 for Class A shares and CDSC of $35 for Class A and $3 for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2020, the Fund incurred administration fees totaling $3,294 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2020, the Fund incurred transfer agent fees totaling $1,476 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees.
22

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2020.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended March 31, 2020, were as follows:
Purchases	Sales
$1,769,526	$2,240,133
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2020.
Note 5. 10% Shareholders
As of March 31, 2020, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
50%	2
*	The shareholders are not affiliated with Virtus.
Note 6. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made
23

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2020, the Fund did not hold any securities that were restricted.
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The borrowings during the period ended March 31, 2020 by the Fund were as follows:
Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
$30	$30,494	2.06%	17
Note 10. Federal Income Tax Information
($ reported in thousands)
At March 31, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 5,960,508	$ 389,095	$ (1,146,855)	$ (757,760)
24

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
At September 30, 2019, the Fund had capital loss carryovers available to offset future realized gains as follows:
No Expiration		Total
Short-Term	Long-Term	Short-Term	Long-Term
$70,654	$70,940	$70,654	$70,940
Note 11. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel Global Emerging Markets Equity Institutional Fund (the “Merged Fund”), a series of Advisers Investment Trust, and Vontobel Emerging Markets Opportunities Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a larger fund with a substantially similar investment objective and style as, and potentially deliver better value than, the Merged Fund. The acquisition was accomplished by a tax-free exchange of shares on March 22, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Vontobel Global Emerging Markets Equity Institutional Fund	Class I Shares 2,394,040	Vontobel Emerging Markets Opportunities Fund . . . . . . .	Class R6 Shares 2,288,639	$24,973
25

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Vontobel Global Emerging Markets Equity Institutional Fund	$24,973	1,877	Vontobel Emerging Markets Opportunities Fund . . .	$97,783
The net assets of Class R6 shares of the Acquiring Fund immediately following the acquisition were $122,756.
Assuming the acquisition had been completed on October 1, 2018, the Vontobel Global Emerging Markets Equity Institutional Fund’s pro-forma results of operations for the period ended September 30, 2019, would have been as follows:
Net investment income (loss)	$102,795 (a)
Net realized and unrealized gain (loss) on investments	242,422 (b)
Net increase (decrease) in net assets resulting from operations	$345,217
(a) $102,774, as reported in the Statement of Operations, plus $21 net investment income from Vontobel Global Emerging Markets Equity Institutional Fund pre-merger.
(b) $241,084, as reported in the Statement of Operations, plus $1,338 net realized and unrealized gain (loss) on investments from Vontobel Global Emerging Markets Equity Institutional Fund pre-merger.
Because the Merged Fund and Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the merged Vontobel Global Emerging Markets Equity Institutional Fund that have been included in the acquiring Vontobel Emerging Markets Opportunities Fund’s Statement of Operations since March 22, 2019.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
26

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 13. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) among the Trust, VIA and Vontobel Asset Management, Inc. (the “Subadviser”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Vontobel Emerging Markets Opportunities Fund (the “Fund”). At in-person meetings held on October 30, 2019 and November 20-21, 2019 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics,
28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2019.
The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 5- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 3-year period.
The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its peer group and benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that the Fund had an expense cap in place to limit the total expenses incurred by a specific share class of the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses and
30

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitabilit y
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In addition, because Vontobel Asset Management, Inc. is an unaffiliated subadviser, the Board relied on the ability of VIA to negotiate this Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board then concluded that no changes to the advisory fee structure of the Fund with respect to economies of scale were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
31

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
32

Virtus Opportunities Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
Virtus Alternative Solutions Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 28, 2020
Virtus Asset Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 30, 2019, as supplemented
Virtus Equity Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
(Unaudited)
IMPORTANT NOTICE TO INVESTORS
The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Fund.
Change in each fund’s “Market Volatility Risk”
The section of each fund’s Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each Fund’s Prospectus entitled “More Information About Risks Related to Principal Investment Strategies” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each fund’s SAI entitled “More Information About Fund Investment Strategies and Related Risks” is amended to add the following:

Market Volatility Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Investors should retain this supplement for future reference.

THIS PAGE INTENTIONALLY BLANK.
THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8005	05-20

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2020
Virtus Duff & Phelps Real Estate Securities Fund*
*Prospectus supplement appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Duff & Phelps Real Estate Securities Fund
(“Duff  &  Phelps Real Estate Securities Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Duff & Phelps Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2020.
March 2020 presented a sharp contrast to the strong fourth quarter of 2019 and beginning of 2020. Heading into the final month of the quarter, the global economy was largely shut down in response to the coronavirus pandemic, and markets reacted by declining with unprecedented speed. Policymakers swiftly introduced fiscal stimulus packages, and global central banks sought to bolster panicked markets with monetary easing. The full impact of these decisions may not be known for several months or longer.
Most asset classes were in negative territory for the six months ended March 31, 2020. U.S. large-capitalization stocks declined 12.31%, as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, lost 23.72%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 16.52% for the six months, while emerging markets fell 14.55%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.70% at March 31, 2020, down sharply from 1.68% on September 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.33% as investors fled to the perceived safety of bonds. Non-investment grade bonds, in contrast, lost 10.40% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Throughout these challenging times, our investment teams have navigated the uncertainty with discipline and skill. There is no downplaying the anxiety that comes with increased market turbulence. But for many investors, their long-term goals have not changed in the last six months. While no one can predict how or when the pandemic will be resolved, it can be helpful to focus on continuing to invest for the future. Virtus Funds offers a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, we hope that you and your loved ones are well. We are here for you during this time. Please don’t hesitate to call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We are committed to meeting your needs and fulfilling our obligations to the investors who have entrusted their assets to us.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

DUFF & PHELPS REAL ESTATE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Duff & Phelps Real Estate Securities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 765.50	1.37%	$ 6.05
Class C	1,000.00	762.70	2.11	9.30
Class I	1,000.00	766.40	1.10	4.86
Class R6	1,000.00	767.70	0.79	3.49

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

DUFF & PHELPS REAL ESTATE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,018.15	1.37%	$ 6.91
Class C	1,000.00	1,014.45	2.11	10.63
Class I	1,000.00	1,019.50	1.10	5.55
Class R6	1,000.00	1,021.05	0.79	3.99

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

DUFF & PHELPS REAL ESTATE SECURITIES FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2020
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

DUFF & PHELPS REAL ESTATE SECURITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2020
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
Asset Allocations
The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2020.
Industrial	17%
Apartments	15
Data Center	14
Office	11
Health Care	10
Retail	9
Specialty	6
Other	18
Total	100%
	Shares	Value
Common Stocks—97.3%
Real Estate Investment Trusts—97.3%
Data Centers—13.2%
CyrusOne, Inc.	243,032	$ 15,007
Equinix, Inc.	64,001	39,973
		54,980

Health Care—9.8%
Healthcare Trust of America, Inc. Class A	576,800	14,005
Healthpeak Properties, Inc.	767,500	18,305
Welltower, Inc.	180,580	8,267
		40,577

Industrial/Office—27.1%
Industrial—16.7%
Americold Realty Trust	372,988	12,697
Duke Realty Corp.	632,893	20,493
Prologis, Inc.	364,704	29,311
Rexford Industrial Realty, Inc.	167,400	6,865
		69,366

	Shares	Value

Office—10.4%
Alexandria Real Estate Equities, Inc.	141,045	$ 19,332
Cousins Properties, Inc.	497,003	14,547
Douglas Emmett, Inc.	307,968	9,396
		43,275

Total Industrial/Office		112,641

Lodging/Resorts—2.0%
Host Hotels & Resorts, Inc.	132,294	1,460
RLJ Lodging Trust	254,105	1,962
Ryman Hospitality Properties, Inc.	139,278	4,993
		8,415

Residential—24.5%
Apartments—15.0%
Apartment Investment & Management Co. Class A	318,073	11,180
AvalonBay Communities, Inc.	141,815	20,871
Equity Residential	300,414	18,539

See Notes to Financial Statements
6

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Residential—continued
Apartments—continued
Essex Property Trust, Inc.	19,204	$ 4,229
Mid-America Apartment Communities, Inc.	73,100	7,532
		62,351

Manufactured Homes—4.5%
Sun Communities, Inc.	148,465	18,536
Single Family Homes—5.0%
American Homes 4 Rent Class A	679,400	15,762
Invitation Homes, Inc.	241,060	5,151
		20,913

Total Residential		101,800

Retail—9.2%
Free Standing—3.9%
Spirit Realty Capital, Inc.	298,493	7,806
STORE Capital Corp.	470,485	8,525
		16,331

Regional Malls—1.4%
Simon Property Group, Inc.	106,241	5,828
Shopping Centers—3.9%
Brixmor Property Group, Inc.	714,156	6,784
	Shares	Value

Shopping Centers—continued
Regency Centers Corp.	245,500	$ 9,435
		16,219

Total Retail		38,378

Self Storage—5.6%
CubeSmart	390,150	10,452
Extra Space Storage, Inc.	132,629	12,701
		23,153

Specialty—5.9%
Crown Castle International Corp.	99,450	14,360
VICI Properties, Inc.	614,700	10,229
		24,589

Total Common Stocks (Identified Cost $359,450)		404,533

Total Long-Term Investments—97.3% (Identified Cost $359,450)		404,533

TOTAL INVESTMENTS—97.3% (Identified Cost $359,450)		$404,533
Other assets and liabilities, net—2.7%		11,280
NET ASSETS—100.0%		$415,813
See Notes to Financial Statements
7

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$404,533	$404,533
Total Investments	$404,533	$404,533
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements
8

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 404,533
Cash	12,691
Receivables
Investment securities sold	125
Fund shares sold	689
Dividends	1,847
Prepaid Trustees’ retainer	12
Prepaid expenses	56
Other assets	40
Total assets	419,993
Liabilities
Payables
Fund shares repurchased	829
Investment securities purchased	2,750
Investment advisory fees	278
Distribution and service fees	34
Administration and accounting fees	39
Transfer agent and sub-transfer agent fees and expenses	146
Professional fees	13
Trustee deferred compensation plan	40
Interest expense and/or commitment fees	1
Other accrued expenses	50
Total liabilities	4,180
Net Assets	$ 415,813
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 366,260
Accumulated earnings (loss)	49,553
Net Assets	$ 415,813
Net Assets:
Class A	$ 115,272
Class C	$ 8,154
Class I	$ 263,285
Class R6	$ 29,102
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,902,244
Class C	489,222
Class I	15,815,358
Class R6	1,744,833
See Notes to Financial Statements
9

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
Net Asset Value and Redemption Price Per Share:
Class A	$ 16.70
Class C	$ 16.67
Class I	$ 16.65
Class R6	$ 16.68
Maximum Offering Price per Share (NAV/(1-5.75%*)):
Class A	$ 17.72
* Maximum sales charge
(1) Investment in securities at cost	$ 359,450

See Notes to Financial Statements
10

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
Investment Income
Dividends	$ 8,021
Total investment income	8,021
Expenses
Investment advisory fees	2,079
Distribution and service fees, Class A	200
Distribution and service fees, Class C	57
Administration and accounting fees	292
Transfer agent fees and expenses	122
Sub-transfer agent fees and expenses, Class A	129
Sub-transfer agent fees and expenses, Class C	8
Sub-transfer agent fees and expenses, Class I	235
Custodian fees	1
Printing fees and expenses	43
Professional fees	16
Interest expense and/or commitment fees	2
Registration fees	53
Trustees’ fees and expenses	23
Miscellaneous expenses	30
Total expenses	3,290
Less net expenses reimbursed and/or waived by investment adviser(1)	(32)
Less low balance account fees	— (2)
Net expenses	3,258
Net investment income (loss)	4,763
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	17,439
Net change in unrealized appreciation (depreciation) on:
Investments	(149,544)
Net realized and unrealized gain (loss) on investments	(132,105)
Net increase (decrease) in net assets resulting from operations	$(127,342)

(1)	See Note 3D in the Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements
11

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,763	$ 10,320
Net realized gain (loss)	17,439	100,046
Net change in unrealized appreciation (depreciation)	(149,544)	(16,066)
Increase (decrease) in net assets resulting from operations	(127,342)	94,300
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(27,659)	(28,231)
Class C	(1,930)	(3,510)
Class I	(60,774)	(59,954)
Class R6	(6,696)	(4,621)
Total Dividends and Distributions to Shareholders	(97,059)	(96,316)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (604 and 1,575 shares, respectively)	14,149	37,370
Class C (37 and 51 shares, respectively)	817	1,174
Class I (2,223 and 3,585 shares, respectively)	47,012	84,112
Class R6 (300 and 610 shares, respectively)	6,980	14,664
Reinvestment of distributions:
Class A (1,252 and 1,213 shares, respectively)	26,621	26,465
Class C (85 and 154 shares, respectively)	1,809	3,333
Class I (2,867 and 2,718 shares, respectively)	60,653	59,275
Class R6 (316 and 210 shares, respectively)	6,687	4,600
Shares repurchased and cross class conversions:
Class A ((1,603) and (4,213) shares, respectively)	(36,260)	(102,877)
Class C ((102) and (734) shares, respectively)	(2,252)	(16,810)
Class I ((3,501) and (8,443) shares, respectively)	(78,506)	(207,408)
Class R6 ((351) and (322) shares, respectively)	(7,649)	(7,823)
Increase (decrease) in net assets from capital transactions	40,061	(103,925)
Net increase (decrease) in net assets	(184,340)	(105,941)
Net Assets
Beginning of period	600,153	706,094
End of Period	$ 415,813	$ 600,153
See Notes to Financial Statements
12

THIS PAGE INTENTIONALLY BLANK.

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/19 to 3/31/20(6)	$26.33	0.17	(5.42)	(5.25)	(0.17)	(4.21)	(4.38)
10/1/18 to 9/30/19	26.76	0.37	3.34	3.71	(0.42)	(3.72)	(4.14)
10/1/17 to 9/30/18	30.43	0.31	0.75	1.06	(0.30)	(4.43)	(4.73)
10/1/16 to 9/30/17	36.87	0.38	(0.48)	(0.10)	(0.40)	(5.94)	(6.34)
10/1/15 to 9/30/16	38.45	0.47	4.80	5.27	(0.48)	(6.37)	(6.85)
10/1/14 to 9/30/15	36.65	0.51	3.76	4.27	(0.53)	(1.94)	(2.47)
Class C
10/1/19 to 3/31/20(6)	$26.26	0.09	(5.40)	(5.31)	(0.07)	(4.21)	(4.28)
10/1/18 to 9/30/19	26.69	0.19	3.32	3.51	(0.22)	(3.72)	(3.94)
10/1/17 to 9/30/18	30.35	0.12	0.76	0.88	(0.11)	(4.43)	(4.54)
10/1/16 to 9/30/17	36.77	0.15	(0.47)	(0.32)	(0.16)	(5.94)	(6.10)
10/1/15 to 9/30/16	38.37	0.20	4.78	4.98	(0.21)	(6.37)	(6.58)
10/1/14 to 9/30/15	36.59	0.22	3.73	3.95	(0.23)	(1.94)	(2.17)
Class I
10/1/19 to 3/31/20(6)	$26.28	0.21	(5.43)	(5.22)	(0.20)	(4.21)	(4.41)
10/1/18 to 9/30/19	26.71	0.44	3.34	3.78	(0.49)	(3.72)	(4.21)
10/1/17 to 9/30/18	30.39	0.40	0.73	1.13	(0.38)	(4.43)	(4.81)
10/1/16 to 9/30/17	36.83	0.46	(0.48)	(0.02)	(0.48)	(5.94)	(6.42)
10/1/15 to 9/30/16	38.42	0.56	4.80	5.36	(0.58)	(6.37)	(6.95)
10/1/14 to 9/30/15	36.62	0.62	3.75	4.37	(0.63)	(1.94)	(2.57)
Class R6
10/1/19 to 3/31/20(6)	$26.30	0.24	(5.43)	(5.19)	(0.22)	(4.21)	(4.43)
10/1/18 to 9/30/19	26.72	0.51	3.32	3.83	(0.53)	(3.72)	(4.25)
10/1/17 to 9/30/18	30.39	0.47	0.71	1.18	(0.42)	(4.43)	(4.85)
10/1/16 to 9/30/17	36.84	0.50	(0.48)	0.02	(0.53)	(5.94)	(6.47)
10/1/15 to 9/30/16	38.42	0.70	4.73	5.43	(0.64)	(6.37)	(7.01)
11/12/14 (10) to 9/30/15	40.32	0.79	(0.06)	0.73	(0.69)	(1.94)	(2.63)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
14

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

(9.63)	$16.70	(23.45) %	$115,272	1.37%	1.37%	1.50%	19%
(0.43)	26.33	17.33	175,112	1.38	1.38	1.50	30
(3.67)	26.76	4.03	216,062	1.38	1.38	1.16	12
(6.44)	30.43	0.63 (7)	331,957	1.39 (7)	1.39	1.21 (7)	20
(1.58)	36.87	15.58	530,135	1.39 (8)	1.39	1.29	31
1.80	38.45	11.34	621,507	1.36	1.36	1.26	22

(9.59)	$16.67	(23.73) %	$ 8,154	2.11%	2.11%	0.77%	19%
(0.43)	26.26	16.49	12,325	2.09	2.09	0.78	30
(3.66)	26.69	3.28	26,643	2.07	2.07	0.45	12
(6.42)	30.35	(0.09) (7)	43,219	2.13 (7)	2.13	0.48 (7)	20
(1.60)	36.77	14.70	67,216	2.15 (8)	2.15	0.55	31
1.78	38.37	10.49	66,023	2.11	2.11	0.56	22

(9.63)	$16.65	(23.36) %	$263,285	1.10%	1.10%	1.81%	19%
(0.43)	26.28	17.73	373,801	1.09	1.09	1.81	30
(3.68)	26.71	4.31	437,179	1.08	1.08	1.49	12
(6.44)	30.39	0.90 (7)	539,098	1.13 (7)	1.13	1.49 (7)	20
(1.59)	36.83	15.85	619,818	1.14 (8)	1.14	1.52	31
1.80	38.42	11.63	647,976	1.11	1.11	1.55	22

(9.62)	$16.68	(23.23) %	$ 29,102	0.79%	0.96%	2.12%	19%
(0.42)	26.30	17.94	38,915	0.87 (9)	0.95	2.11	30
(3.67)	26.72	4.50	26,210	0.93 (9)	0.95	1.75	12
(6.45)	30.39	1.06 (7)	19,880	0.98 (7)	0.98	1.62 (7)	20
(1.58)	36.84	16.06	21,604	0.98 (8)	0.98	1.93	31
(1.90)	38.42	1.54	1,647	0.94	0.94	2.30	22 (11)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
15

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.01%.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire year ended September 30, 2015.
See Notes to Financial Statements
16

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which the Duff & Phelps Real Estate Securities Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has investment objectives of capital appreciation and income with approximately equal emphasis. There is no guarantee that the Fund will achieve its objectives.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain
17

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For
18

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute
19

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) that permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
20

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
0.75%	0.70%	0.65%
B.	Subadviser
Duff & Phelps Investment Management Co. (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitation
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, 0.79% of average daily net assets for Class R6 shares through January 31, 2021. Following the contractual period, the Adviser may discontinue this expense reimbursement arrangement at any time. The waivers and reimbursements are calculated daily and received monthly.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time
21

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2021	2022	2023	Total
Class R6	$ 4	$ 26	$ 32	$ 62

E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2020, it retained net commissions of $5 for Class A shares and CDSC of $-* for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
* Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2020, the Fund incurred administration fees totaling $264 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2020, the Fund incurred transfer agent fees totaling $119 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2020.
22

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended March 31, 2020, were as follows:
Purchases	Sales
$104,926	$157,849
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2020.
Note 5. 10% Shareholders
As of March 31, 2020, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
28%	2
*	The shareholders are not affiliated with Virtus.
Note 6. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the
23

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
disposition of such securities. At March 31, 2020, the Fund did not hold any securities that were restricted.
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no borrowings at any time during the period ended March 31, 2020.
Note 10. Federal Income Tax Information
($ reported in thousands)
At March 31, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 365,383	$ 96,979	$ (57,829)	$ 39,150
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 12. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after
24

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
25

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement”) among the Trust, VIA and Duff & Phelps Investment Management Co. (the “Subadviser”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Duff & Phelps Real Estate Securities Fund (the “Fund”). At in-person meetings held on October 30, 2019 and November 20-21, 2019 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
26

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
27

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategies. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2019.
The Board noted that the Fund outperformed the median of its Performance Universe for the 5-and 10-year periods and underperformed the median of its Performance Universe for the 1- and 3- year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
The Board also considered management’s discussion about the reasons for the Fund’s underperformance relative to its peer group or benchmark. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, reasons discussed for underperformance, and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that the Fund had an expense cap in place to limit the total expenses incurred by a specific share class of the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its
28

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current
29

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
size of the Fund. The Board also noted that VIA had agreed to implement an extension of the Fund’s expense cap through January 31, 2021. The Board then concluded that no changes to the advisory fee structure of the Fund with respect to economies of scale were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
30

Virtus Opportunities Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
Virtus Alternative Solutions Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 28, 2020
Virtus Asset Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 30, 2019, as supplemented
Virtus Equity Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
(Unaudited)
IMPORTANT NOTICE TO INVESTORS
The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Fund.
Change in each fund’s “Market Volatility Risk”
The section of each fund’s Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each Fund’s Prospectus entitled “More Information About Risks Related to Principal Investment Strategies” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each fund’s SAI entitled “More Information About Fund Investment Strategies and Related Risks” is amended to add the following:

Market Volatility Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Investors should retain this supplement for future reference.

THIS PAGE INTENTIONALLY BLANK.
THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.
THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.
THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8023	05-20

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2020
Virtus Newfleet Multi-Sector Short Term Bond Fund*
*Prospectus supplement appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Newfleet Multi-Sector Short Term Bond Fund
(“Newfleet Multi-Sector Short Term Bond Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Newfleet Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2020.
March 2020 presented a sharp contrast to the strong fourth quarter of 2019 and beginning of 2020. Heading into the final month of the quarter, the global economy was largely shut down in response to the coronavirus pandemic, and markets reacted by declining with unprecedented speed. Policymakers swiftly introduced fiscal stimulus packages, and global central banks sought to bolster panicked markets with monetary easing. The full impact of these decisions may not be known for several months or longer.
Most asset classes were in negative territory for the six months ended March 31, 2020. U.S. large-capitalization stocks declined 12.31%, as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, lost 23.72%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 16.52% for the six months, while emerging markets fell 14.55%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.70% at March 31, 2020, down sharply from 1.68% on September 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.33% as investors fled to the perceived safety of bonds. Non-investment grade bonds, in contrast, lost 10.40% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Throughout these challenging times, our investment teams have navigated the uncertainty with discipline and skill. There is no downplaying the anxiety that comes with increased market turbulence. But for many investors, their long-term goals have not changed in the last six months. While no one can predict how or when the pandemic will be resolved, it can be helpful to focus on continuing to invest for the future. Virtus Funds offers a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, we hope that you and your loved ones are well. We are here for you during this time. Please don’t hesitate to call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We are committed to meeting your needs and fulfilling our obligations to the investors who have entrusted their assets to us.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 951.40	0.97%	$ 4.73
Class C	1,000.00	950.80	1.21	5.90
Class C1	1,000.00	948.30	1.71	8.33
Class I	1,000.00	954.70	0.72	3.52
Class R6	1,000.00	955.00	0.55	2.69

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
2

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,020.15	0.97%	$ 4.90
Class C	1,000.00	1,018.95	1.21	6.11
Class C1	1,000.00	1,016.45	1.71	8.62
Class I	1,000.00	1,021.40	0.72	3.64
Class R6	1,000.00	1,022.25	0.55	2.78

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
4

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
KEY INVESTMENT TERMS (Unaudited)
March 31, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
March 31, 2020
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
6

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
Asset Allocations
The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2020.
Corporate Bonds and Notes		30%
Financials	11%
Energy	3
Utilities	3
All other Corporate Bonds and Notes	13
Mortgage-Backed Securities		29
Asset-Backed Securities		24
Leveraged Loans		8
Foreign Government Securities		3
Exchange-Traded Funds		2
U.S. Government Securities		2
Other		2
Total		100%

	Par Value	Value
U.S. Government Securities—2.1%
U.S. Treasury Bill 0.000%, 8/13/20	$ 17,300	$ 17,293
U.S. Treasury Notes
1.750%, 6/15/22	12,560	12,982
1.500%, 2/15/30	79,635	85,850
Total U.S. Government Securities (Identified Cost $110,418)		116,125

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,500	3,888
Total Municipal Bond (Identified Cost $4,214)		3,888
	Par Value	Value

Foreign Government Securities—3.3%
Arab Republic of Egypt 144A 5.875%, 6/11/25(1)	$ 6,740	$6,045
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(2)(3)	20,999	1,890
RegS 7.750%, 10/13/19(2)(3)(4)	9,851	887
Federal Republic of Nigeria 144A 7.625%, 11/21/25(1)	5,700	4,393
Kingdom of Abu Dhabi 144A 2.125%, 9/30/24(1)	6,800	6,705
Kingdom of Saudi Arabia
144A 4.000%, 4/17/25(1)	8,025	8,333
144A 3.250%, 10/26/26(1)	6,500	6,483

See Notes to Financial Statements
7

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Argentine 5.875%, 1/11/28	$ 8,245	$ 2,214
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	6,050	5,541
Republic of Ghana 144A 7.875%, 3/26/27(1)	6,000	4,427
Republic of Indonesia
144A 4.750%, (1)	5,800	6,138
144A 3.375%, 4/15/23(1)	18,000	17,971
144A 5.875%, 1/15/24(1)	15,230	16,528
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	1,830	1,968
Republic of Panama 3.875%,	15,600	16,809
Republic of South Africa
4.665%, 1/17/24	1,950	1,828
5.875%, 9/16/25	5,860	5,621
Republic of Turkey
6.250%, 9/26/22	11,600	11,296
6.350%, 8/10/24	6,550	6,205
7.375%, 2/5/25	5,015	4,921
Russian Federation
144A 4.875%, 9/16/23(1)	14,400	15,319
RegS 4.750%, 5/27/26(3)	6,400	6,790
Saudi Government International Bond 144A 2.500%, (1)	7,000	6,706
Ukraine 144A 7.750%, 9/1/25(1)	9,530	8,649
United Mexican States Series M 6.500%, 6/9/22	250,769 MXN	10,592
Total Foreign Government Securities (Identified Cost $221,156)		184,259
	Par Value	Value

Mortgage-Backed Securities—27.9%
Agency—2.0%
Federal National Mortgage Association
Pool #811451 5.000%, 6/1/20	$ 4	$ 4
Pool #AD6058 4.000%, 8/1/25	2,793	2,940
Pool #AO5149 3.000%, 6/1/27	316	330
Pool #AS5927 3.000%, 10/1/30	11,996	12,590
Pool #AZ4794 3.000%, 10/1/30	18,697	19,635
Pool #890710 3.000%, 2/1/31	7,778	8,168
Pool #254549 6.000%, 12/1/32	18	20
Pool #695237 5.500%, 2/1/33	22	24
Pool #773385 5.500%, 5/1/34	132	149
Pool #725762 6.000%, 8/1/34	104	120
Pool #806318 5.500%, 11/1/34	130	142
Pool #806328 5.500%, 11/1/34	117	129
Pool #800267 5.500%, 12/1/34	24	27
Pool #808018 5.500%, 1/1/35	111	125
Pool #941322 6.000%, 7/1/37	7	7
Pool #889578 6.000%, 4/1/38	61	70
Pool #AC6992 5.000%, 12/1/39	2,008	2,216
Pool #AD3841 4.500%, 4/1/40	3,158	3,458
Pool #AD4224 5.000%, 8/1/40	2,983	3,309
Pool #AE4799 4.000%, 10/1/40	78	84
See Notes to Financial Statements
8

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #AH4009 4.000%, 3/1/41	$ 2,880	$ 3,116
Pool #AI2472 4.500%, 5/1/41	2,407	2,636
Pool #AS6515 4.000%, 1/1/46	7,625	8,245
Pool #AS9393 4.000%, 4/1/47	4,540	4,875
Pool #MA3058 4.000%, 7/1/47	22,402	24,066
Pool #MA3692 3.500%, 7/1/49	15,817	16,709
Government National Mortgage Association
Pool #563381 6.500%, 11/15/31	15	17
Pool #581072 6.500%, 2/15/32	1	1
		113,212

Non-Agency—25.9%
Adjustable Rate Mortgage Trust 2005-1, 3A1 3.816%, 5/25/35(5)	1,628	1,457
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(1)(5)	3,925	3,941
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(5)	7,384	7,487
2019-D, A1 144A 2.956%, 9/25/65(1)(5)	7,419	7,248
2018-C, A 144A 4.360%, 9/25/65(1)(5)	8,049	7,922
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	11,101	10,791
	Par Value	Value

Non-Agency—continued
AMSR Trust 2020-SFR1, A 144A 1.819%, 4/17/37(1)	$ 8,635	$ 8,006
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(1)(5)	3,869	3,791
2019-2, A1 144A 3.628%, 3/25/49(1)(5)	6,106	6,149
Angel Oak Mortgage Trust LLC
2017-1, A3 144A 3.644%, 1/25/47(1)(5)	169	167
2017-3, A1 144A 2.708%, 11/25/47(1)(5)	1,794	1,756
2019-3, A1 144A 2.930%, 5/25/59(1)(5)	7,246	6,967
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(5)	30,469	29,657
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	11,948	11,602
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	9,167	8,711
Ashford Hospitality Trust 2018-KEYS, B (1 month LIBOR + 1.450%) 144A 2.155%, 5/15/35(1)(5)	11,745	9,241
Aventura Mall Trust 2013-AVM, A 144A 3.743%, 12/5/32(1)(5)	10,350	10,219
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(5)	250	237
2004-D, 5A1 3.783%, 1/25/35(5)	2,099	1,818
2005-1, 1A1 5.500%, 2/25/35	283	271
2006-2, 3A1 6.000%, 3/25/36	1,183	1,108
See Notes to Financial Statements
9

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	$ 657	$ 632
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
2004-6, 1A2 4.536%, 5/25/34(5)	588	512
2004-4, A6 5.500%, 5/25/34	18	18
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.322%, 8/25/34(5)	599	553
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 1.227%, 7/25/36(1)(5)	3,806	3,336
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(5)	89	89
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(5)	5,557	5,535
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	8,108	7,738
2017-RT1, A1 144A 3.000%, 3/28/57(1)(5)	2,539	2,498
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(5)	5,910	5,587
	Par Value	Value

Non-Agency—continued
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A 4.250%, 6/28/53(1)(5)	$ 5,822	$ 5,737
2017-SPL4, A 144A 3.500%, 1/28/55(1)(5)	1,934	1,918
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 1.427%, 3/15/37(1)(5)	5,490	5,091
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 1.855%, 5/15/29(1)(5)	5,780	5,213
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(5)	6,790	6,215
BX Commercial Mortgage Trust
2019-XL, C (1 month LIBOR + 1.250%) 144A 1.955%, 10/15/36(1)(5)	7,447	6,758
2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.955%, 12/15/36(1)(5)	9,065	8,067
BX Trust
2018-GW, B (1 month LIBOR + 1.020%) 144A 1.725%, 5/15/35(1)(5)	19,910	17,130
2019-OC11, B 144A 3.605%, 12/9/41(1)	5,000	4,323
2019-OC11, D 144A 4.075%, 12/9/41(1)(5)	5,615	4,404
See Notes to Financial Statements
10

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BXMT 2020-FL2, A (1 month LIBOR + 0.090%) 144A 1.700%, 2/16/37(1)(5)	$12,250	$10,924
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(5)	8,946	8,945
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 1.825%, 6/15/34(1)(5)	17,564	16,361
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.625%, 12/15/36(1)(5)	7,195	6,902
2015-GC27, A4 2.878%, 2/10/48	8,835	8,870
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	6,752	6,845
2014-A, A 144A 4.000%, 1/25/35(1)(5)	3,735	3,770
2015-PS1, A1 144A 3.750%, 9/25/42(1)(5)	2,891	2,893
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(5)	2,759	2,660
2015-A, A1 144A 3.500%, 6/25/58(1)(5)	997	997
2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	11,680	11,632
2019-RP1, A1 144A 3.500%, 1/25/66(1)(5)	12,597	12,762
COLT Mortgage Loan Trust Funding LLC
2018-2, A1 144A 3.470%, 7/27/48(1)(5)	1,331	1,312
	Par Value	Value

Non-Agency—continued
2018-3, A1 144A 3.692%, 10/26/48(1)(5)	$ 1,040	$ 1,029
2020-1, A1 144A 2.488%, 2/25/50(1)(5)	15,530	15,021
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(5)	2,881	2,903
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	3,230	3,179
2020-1, A1 144A 1.832%, 3/15/50(1)	17,605	16,941
2018-2, A 144A 4.026%, 11/15/52(1)	6,213	6,281
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	464	459
2003-AR30, 5A1 3.958%, 1/25/34(5)	2,144	2,183
2004-8, 7A1 6.000%, 12/25/34	3,417	3,381
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.685%, 5/15/36(1)(5)	27,050	25,424
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 3.100%, 4/25/43(1)(5)	1,058	1,037
2014-IVR2, A2 144A 3.760%, 4/25/44(1)(5)	6,770	6,685
See Notes to Financial Statements
11

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(5)	$ 1,833	$ 1,684
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(5)	1,178	1,151
2017-1A, A2 144A 2.928%, 12/26/46(1)(5)	299	292
2017-2A, A1 144A 2.453%, 6/25/47(1)(5)	1,322	1,284
2017-2A, A2 144A 2.606%, 6/25/47(1)(5)	597	580
2017-3A, A3 144A 2.813%, 10/25/47(1)(5)	1,151	1,151
2018-2A, A1 144A 3.479%, 4/25/58(1)(5)	10,629	10,378
2018-3A, A1 144A 3.789%, 8/25/58(1)(5)	1,263	1,237
2019-1A, A1 144A 3.743%, 1/25/59(1)(5)	2,891	2,816
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(1)(5)	5,934	5,862
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	6,572	6,313
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 2.850%, 3/15/35(1)(5)	12,380	10,673
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(5)	8,366	8,306
2018-1, A23 144A 3.500%, 11/25/57(1)(5)	6,070	6,018
2018-2, A41 144A 4.500%, 10/25/58(1)(5)	6,313	6,332
	Par Value	Value

Non-Agency—continued
2019-H1, A1 144A 2.657%, 10/25/59(1)(5)	$ 9,867	$ 9,767
2020-H1, A1 144A 2.310%, 1/25/60(1)(5)	13,125	12,653
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(5)	11,002	11,266
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	12,721	12,612
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53	4,075	3,835
GSAA Home Equity Trust 2005-1, AF4 5.619%, 11/25/34(5)	22	21
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	22,020	20,979
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(5)	7,540	7,282
2018-2, A1 144A 3.985%, 11/25/58(1)(5)	9,625	9,370
2019-3, A1 144A 2.675%, 11/25/59(1)(5)	19,926	18,959
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,332	1,291
See Notes to Financial Statements
12

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-10, 14A1 3.885%, 1/25/35(5)	$ 659	$ 545
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 4.678%, 6/25/33(5)	306	285
2003-AR4, 2A1 3.618%, 8/25/33(5)	60	56
2004-CB1, 2A 5.000%, 6/25/34	907	885
JPMorgan Chase Commercial Mortgage Securities Trust
2020-MKST, C (1 month LIBOR + 1.250%) 144A 1.955%, 12/15/36(1)(5)	9,310	8,521
2011-C4, A4 144A 4.388%, 7/15/46(1)	1,595	1,619
2015-C31, AS 4.106%, 8/15/48	4,670	4,822
2015-C28, B 3.986%, 10/15/48	11,010	10,590
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.350%, 6/25/29(1)(5)	2,730	2,703
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	4,423	4,401
2014-5, B1 144A 2.959%, 10/25/29(1)(5)	2,117	1,871
2014-5, B2 144A 2.959%, 10/25/29(1)(5)	997	879
2006-A2, 4A1 4.670%, 8/25/34(5)	514	493
2005-A2, 4A1 3.683%, 4/25/35(5)	394	339
2006-A6, 3A3L 3.845%, 10/25/36(4)(5)	622	490
	Par Value	Value

Non-Agency—continued
2014-1, 2A12 144A 3.500%, 1/25/44(1)(5)	$ 3,186	$ 3,155
2015-1, AM1 144A 2.970%, 12/25/44(1)(5)	3,918	3,490
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	9,944	9,805
2015-5, A2 144A 3.053%, 5/25/45(1)(5)	4,884	4,863
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	13,167	12,527
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	7,215	7,198
2017-5, A1 144A 3.147%, 10/26/48(1)(5)	24,244	23,285
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 1.505%, 5/15/36(1)(5)	5,740	5,225
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(5)	18,755	16,402
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	2,547	2,609
2004-4, 6A1 5.500%, 4/25/34	1,456	1,489
2004-7, 9A1 6.000%, 8/25/34	6,758	6,995
2005-2, 2A1 6.000%, 1/25/35	1,933	1,898
2005-2, 1A1 6.500%, 3/25/35	4,885	4,834
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 2.147%, 6/25/52(1)(4)(5)	18,395	18,395
MetLife Securitization Trust
2017-1A, M1 144A 3.686%, 4/25/55(1)(5)	7,930	6,909
See Notes to Financial Statements
13

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-1A, A1A 144A 3.750%, 4/25/58(1)(5)	$11,253	$11,610
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,777
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	14,805	13,823
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 1.405%, 11/15/34(1)(5)	11,154	10,559
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 4.037%, 2/25/34(5)	516	476
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 3.017%, 6/25/44(1)(5)	4,044	3,917
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 1.625%, 8/15/34(1)(5)	6,810	6,262
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	654	619
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(5)	9,362	9,639
2018-NQM1,A1 144A 3.986%, 11/25/48(1)(5)	4,977	4,946
	Par Value	Value

Non-Agency—continued
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(5)	$ 2,472	$ 2,438
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	7,683	7,906
2014-2A, A3 144A 3.750%, 5/25/54(1)(5)	726	745
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(5)	6,024	6,229
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	7,312	7,534
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	4,049	4,167
2016-3A, A1 144A 3.750%, 9/25/56(1)(5)	4,555	4,682
2016-4A, A1 144A 3.750%, 11/25/56(1)(5)	5,653	5,814
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	15,919	16,532
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	15,309	15,826
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	14,988	15,634
2020-1A, A1B 144A 3.500%, 10/25/59(1)(5)	8,361	8,388
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 2.672%, 3/25/35(5)	1,437	1,416
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(5)	11,188	11,216
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	6,878	6,929
2018-1, A2 (1 month LIBOR + 0.650%) 144A 1.597%, 6/25/57(1)(5)	7,451	6,951
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(5)	6,451	6,372
See Notes to Financial Statements
14

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	$10,700	$10,383
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(1)(5)	11,880	10,307
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	4,000	3,902
2018-SFR1, A 144A 3.255%, 3/17/35(1)	3,146	3,062
2018-SFR1, B 144A 3.484%, 3/17/35(1)	2,515	2,442
2018-SFR2, B 144A 3.841%, 8/17/35(1)	9,350	9,173
2019-SFR3, B 144A 2.571%, 9/17/36(1)	10,340	9,346
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(5)	3,549	3,565
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(5)	18,931	19,109
2019-2A, A1 144A 3.967%, 4/25/24(1)(5)	12,362	11,058
2019-3A, A1 144A 3.351%, 7/25/24(1)(4)(5)	5,814	5,738
2019-GS1, A1 144A 3.500%, 10/25/24(1)(4)(5)	4,349	4,324
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(5)	17,689	17,571
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(1)(5)	15,459	14,697
2019-2, A1 144A 3.475%, 11/25/24(1)(5)	9,097	8,644
Residential Asset Mortgage Products Trust
2004-SL2, A3 7.000%, 10/25/31	879	877
	Par Value	Value

Non-Agency—continued
2004-SL1, A8 6.500%, 11/25/31	$ 1,235	$ 1,202
Residential Asset Securitization Trust
2003-A11, A9 5.750%, 11/25/33	1,603	1,648
2004-A1, A5 5.500%, 4/25/34	6,121	6,266
Residential Mortgage Loan Trust
2020-1, A1 144A 2.376%, 2/25/24(1)(5)	8,829	8,446
2019-1, A1 144A 3.936%, 10/25/58(1)(5)	4,559	4,447
2019-2, A1 144A 2.913%, 5/25/59(1)(5)	10,080	10,051
RMF Proprietary Issuance Trust 2019-1, A 144A 2.750%, 10/25/63(1)(5)	14,648	13,822
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(1)(5)	6,500	6,033
Sequoia Mortgage Trust 2013-8, B1 3.518%, 6/25/43(5)	5,582	5,305
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(5)	11,474	11,074
Spruce Hill Mortgage Loan Trust
2019-SH1, A1 144A 3.395%, 4/29/49(1)(5)	3,868	3,632
2020-SH1, A1 144A 2.521%, 1/28/50(1)(5)	7,966	7,389
Starwood Mortgage Residential Trust
2018-IMC1, A1 144A 3.793%, 3/25/48(1)(5)	2,346	2,285
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(5)	18,830	18,737
2020-1, A1 144A 2.275%, 2/25/50(1)(5)	7,110	6,820
See Notes to Financial Statements
15

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 1.655%, 1/17/35(1)(5)	$12,805	$11,731
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 3.924%, 10/25/34(5)	4,118	3,790
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 4.150%, 11/25/33(5)	1,294	1,113
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(1)(5)	2,616	2,426
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 1.567%, 6/25/44(5)	3,052	2,679
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.847%, 4/25/48(1)(5)	19,184	18,609
2015-1, A2 144A 3.250%, 10/25/53(1)(5)	11,184	11,001
2015-3, A1B 144A 3.000%, 3/25/54(1)(5)	1,248	1,244
2015-6, M1 144A 3.750%, 4/25/55(1)(5)	11,010	10,497
2015-5, A2 144A 3.500%, 5/25/55(1)(5)	3,901	3,802
	Par Value	Value

Non-Agency—continued
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	$ 3,665	$ 3,436
2017-6, A2 144A 3.000%, 10/25/57(1)(5)	7,235	6,631
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(5)	4,965	4,976
2015-2, 1M1 144A 3.250%, 11/25/60(1)(5)	8,448	7,854
Tricon American Homes Trust
2016-SFR1, C 144A 3.487%, 11/17/33(1)	4,640	4,535
2017-SFR1, A 144A 2.716%, 9/17/34(1)	6,568	6,454
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	7,960	6,339
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.572%, 5/10/45(1)(5)	7,206	6,709
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(1)(5)	12,171	12,007
Velocity Commercial Capital Loan Trust
2017-1, AFX 144A 3.000%, 5/25/47(1)(5)	789	778
2020-1, AFX 144A 2.610%, 2/25/50(1)(5)	13,284	13,344
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(5)	9,848	8,717
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(5)	14,701	12,669
See Notes to Financial Statements
16

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust LXXXIII LLC 2019-NPL9, A1A 144A 3.327%, 11/26/49(1)(5)	$ 6,702	$ 5,929
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(1)(5)	8,442	7,437
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(5)	1,463	1,428
2017-2A, A1 144A 2.485%, 7/25/47(1)(5)	5,082	4,928
2018-1, A1 144A 2.929%, 2/25/48(1)(5)	6,713	6,375
2018-INV1, A3 144A 4.052%, 3/25/58(1)(5)	2,471	2,363
2018-2, A1 144A 3.677%, 6/1/58(1)(5)	12,189	11,852
2018-2, B1 144A 4.426%, 6/1/58(1)(5)	4,975	4,449
2018-3, A1 144A 4.108%, 10/25/58(1)(5)	9,358	9,176
2019-2, A1 144A 3.211%, 5/25/59(1)(5)	11,344	11,107
2019-INV2, A1 144A 2.913%, 7/25/59(1)(5)	6,541	6,343
2019-INV1, A1 144A 3.402%, 12/25/59(1)(5)	12,214	11,700
2020-1, A1 144A 2.417%, 1/25/60(1)(5)	13,691	13,141
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	14,340	14,561
	Par Value	Value

Non-Agency—continued
Wells Fargo Mortgage Backed Securities Trust 2004-U, A1 4.582%, 10/25/34(5)	$ 349	$ 348
		1,455,226

Total Mortgage-Backed Securities (Identified Cost $1,627,659)		1,568,438

Asset-Backed Securities—23.0%
Auto Floor Plan—0.3%
NextGear Floorplan Master Owner Trust
2017-2A, A2 144A 2.560%, 10/17/22(1)	12,410	11,967
2018-1A, A2 144A 3.220%, 2/15/23(1)	4,420	4,395
		16,362

Automobiles—11.8%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(1)	6,382	6,382
2019-1, A 144A 3.750%, 5/20/22(1)	7,978	7,965
2019-1, B 144A 4.470%, 10/20/22(1)	3,355	3,359
2019-2, A 144A 2.820%, 2/21/23(1)	3,165	3,154
2019-2, B 144A 3.630%, 8/21/23(1)	6,000	5,933
See Notes to Financial Statements
17

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(1)	$ 4,367	$ 4,359
2018-3, C 144A 3.750%, 10/15/24(1)	6,295	6,262
2018-4, C 144A 3.970%, 1/13/25(1)	2,400	2,313
2019-1, C 144A 3.500%, 4/14/25(1)	8,800	8,605
2019-2, C 144A 3.170%, 6/12/25(1)	12,600	11,720
AmeriCredit Automobile Receivables Trust
2017-1, C 2.710%, 8/18/22	5,000	4,965
2018-1, D 3.820%, 3/18/24	8,090	7,841
2019-1, C 3.360%, 2/18/25	8,800	8,853
Avid Automobile Receivables Trust
2018-1, A 144A 2.840%, 8/15/23(1)	697	693
2018-1, B 144A 3.850%, 7/15/24(1)	4,000	3,973
2019-1, C 144A 3.140%, 7/15/26(1)	3,180	3,041
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	2,260	2,122
	Par Value	Value

Automobiles—continued
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	$8,025	$7,065
2019-3A, A 144A 2.360%, 3/20/26(1)	8,205	7,186
California Republic Auto Receivables Trust
2016-1, B 3.430%, 2/15/22	4,615	4,615
2017-1, B 2.910%, 12/15/22	7,000	6,982
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(1)	3,630	3,584
2017-1, D 144A 3.150%, 2/20/25(1)	1,980	1,954
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	4,140	4,015
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	6,620	6,444
2019-2A, D 144A 3.280%, 1/15/25(1)	4,220	3,971
2019-3A, C 144A 2.710%, 10/15/24(1)	6,990	6,705
2019-3A, D 144A 3.040%, 4/15/25(1)(4)	1,840	1,558
2020-N1A, D 144A 3.430%, 1/15/26(1)	2,730	2,651
See Notes to Financial Statements
18

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	$ 241	$ 239
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	1,440	1,439
2020-A, C 144A 2.540%, 12/15/25(1)	4,200	4,144
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(1)	8,874	8,875
2018-2A, B 144A 3.940%, 7/15/27(1)	5,500	5,402
2019-3A, B 144A 2.860%, 1/16/29(1)	3,820	3,673
2020-1A, B 144A 2.390%, 4/16/29(1)	4,650	4,110
Drive Auto Receivables Trust
2.900%, 8/15/25	8,240	8,023
2018-4, D 4.090%, 1/15/26	13,505	13,528
2019-4, C 2.510%, 11/17/25	6,410	6,175
DT Auto Owner Trust
2017-1A, D 144A 3.550%, 11/15/22(1)	5,616	5,601
2018-1A, C 144A 3.470%, 12/15/23(1)	6,102	6,081
2018-3A, C 144A 3.790%, 7/15/24(1)	8,910	8,753
2019-1A, C 144A 3.610%, 11/15/24(1)	3,900	3,876
	Par Value	Value

Automobiles—continued
2019-2A, B 144A 2.990%, 4/17/23(1)	$ 2,840	$ 2,811
2019-2A, C 144A 3.180%, 2/18/25(1)	3,655	3,608
2019-4A, C 144A 2.730%, 7/15/25(1)	13,370	13,060
Exeter Automobile Receivables Trust
2017-3A, B 144A 2.810%, 9/15/22(1)	9,322	9,249
2018-1A, C 144A 3.030%, 1/17/23(1)	9,468	9,435
2018-2A, C 144A 3.690%, 3/15/23(1)	6,995	6,993
2018-3A, C 144A 3.710%, 6/15/23(1)	7,970	7,960
2018-4A, D 144A 4.350%, 9/16/24(1)	7,335	6,717
2019-1A, D 144A 4.130%, 12/16/24(1)	10,200	9,207
2019-2A, C 144A 3.300%, 3/15/24(1)	6,775	6,287
2019-3A, C 144A 2.790%, 5/15/24(1)	4,580	4,464
2019-4A, C 144A 2.440%, 9/16/24(1)	5,020	4,856
2020-1A, D 144A 2.730%, 12/15/25(1)	8,775	7,113
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(1)	2,057	2,050
See Notes to Financial Statements
19

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2017-2A, B 144A 2.650%, 11/15/22(1)	$ 2,160	$ 2,146
2019-1A, C 144A 3.260%, 3/17/25(1)	4,690	4,511
Flagship Credit Auto Trust
2015-2, C 144A 4.080%, 12/15/21(1)	2,689	2,657
2016-2, B 144A 3.840%, 9/15/22(1)	1,246	1,245
2016-3, D 144A 3.890%, 11/15/22(1)	4,990	4,989
2017-1, C 144A 3.220%, 5/15/23(1)	7,500	7,471
2017-3, C 144A 2.910%, 9/15/23(1)	6,980	6,879
2019-1, C 144A 3.600%, 2/18/25(1)	3,160	3,131
2019-2, C 144A 3.090%, 5/15/25(1)	2,360	2,308
2020-1, C 144A 2.240%, 1/15/26(1)	12,300	11,464
Foursight Capital Automobile Receivables Trust
2017-1, B 144A 3.050%, 12/15/22(1)	8,965	8,914
2017-1, C 144A 3.470%, 12/15/22(1)	4,458	4,432
2018-1, C 144A 3.680%, 8/15/23(1)	1,685	1,669
2018-1, D 144A 4.190%, 11/15/23(1)	1,630	1,626
	Par Value	Value

Automobiles—continued
2018-2, D 144A 4.330%, 7/15/24(1)	$ 4,650	$ 4,594
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(1)	8,380	7,831
2019-3A, B 144A 2.720%, 6/17/24(1)	3,495	3,447
2019-4A, B 144A 2.780%, 9/16/24(1)	8,600	8,296
2019-4A, C 144A 3.060%, 8/15/25(1)	11,530	10,996
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	11,090	11,024
2018-1A, A 144A 2.820%, 7/15/22(1)	642	639
2018-1A, B 144A 3.520%, 8/15/23(1)	14,475	13,695
2018-3A, B 144A 3.780%, 8/15/23(1)	2,500	2,450
Hertz Vehicle Financing II LP
2015-3A, A 144A 2.670%, 9/25/21(1)	27,702	27,392
2016-4A, A 144A 2.650%, 7/25/22(1)	12,335	11,937
2019-1A, A 144A 3.710%, 3/25/23(1)	12,000	11,647
Hyundai Auto Receivables Trust 2017-B, B 2.230%, 2/15/23	3,560	3,588
See Notes to Financial Statements
20

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(1)	$ 6,220	$ 6,188
2018-1A, C 144A 3.850%, 10/14/25(1)	11,840	11,711
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)	8,355	8,278
2018-1A, D 144A 4.140%, 10/15/24(1)	3,785	3,744
2019-1A, D 144A 3.010%, 8/15/25(1)(4)	7,060	7,176
Santander Drive Auto Receivables Trust
2017-2, C 2.790%, 8/15/22	1,244	1,228
2017-3, C 2.760%, 12/15/22	3,421	3,383
2018-2, C 3.350%, 7/17/23	12,425	12,367
Skopos Auto Receivables Trust
2018-1A, B 144A 3.930%, 5/16/22(1)	1,363	1,342
2019-1A, C 144A 3.630%, 9/16/24(1)	3,695	2,966
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(1)	10,900	10,820
Tesla Auto Lease Trust
2018-A, D 144A 3.300%, 5/20/20(1)	612	609
2018-B, B 144A 4.120%, 10/20/21(1)	2,410	2,371
	Par Value	Value

Automobiles—continued
2018-B, C 144A 4.360%, 10/20/21(1)	$ 3,250	$ 3,182
Tidewater Auto Receivables Trust
2018-AA, B 144A 3.450%, 11/15/24(1)	3,165	3,154
2020-AA, C 144A 1.910%, 9/15/26(1)	10,470	9,731
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	2,509	2,497
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	15,480	14,224
2019-1, E 144A 4.290%, 8/12/24(1)	1,605	1,206
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	9,370	8,627
Veros Automobile Receivables Trust
2018-1, B 144A 4.050%, 2/15/24(1)	3,945	3,936
2020-1, B 144A 2.190%, 6/16/25(1)	13,745	13,225
Westlake Automobile Receivables Trust
2017-2A, C 144A 2.590%, 12/15/22(1)	5,391	5,383
2018-2A, D 144A 4.000%, 1/16/24(1)	10,000	10,032
2018-3A, C 144A 3.610%, 10/16/23(1)	1,350	1,346
See Notes to Financial Statements
21

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-3A, D 144A 4.000%, 10/16/23(1)	$10,900	$ 10,889
		662,592

Consumer Loans—0.4%
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, B 144A 2.830%, 10/15/26(1)	5,250	3,930
Lendmark Funding Trust 2019-2A, A 144A 2.780%, 4/20/28(1)	8,000	6,959
Marlette Funding Trust 2019-4A, A 144A 2.390%, 12/17/29(1)	6,108	5,890
Prosper Marketplace Issuance Trust Series 2019-4A, A 144A 2.480%, 2/17/26(1)	4,959	4,711
Upstart Securitization Trust 2019-3, A 144A 2.684%, 1/21/30(1)	2,907	2,887
		24,377

Credit Card—0.5%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	25,795	23,741
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(1)	4,600	4,106
		27,847

Equipment—0.3%
BCC Funding Corp. XVI LLC 2019-1A, B 144A 2.640%, 9/20/24(1)	8,410	8,096
	Par Value	Value

Equipment—continued
NMEF Funding LLC 2019-A, B 144A 3.060%, 8/17/26(1)	$5,620	$ 5,501
Pawnee Equipment Receivables Series LLC 2019-1, B 144A 2.520%, 10/15/24(1)	3,635	3,542
		17,139

Other—9.4%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	4,844	4,837
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	7,115	7,105
2019-A, A 144A 3.140%, 7/16/40(1)	5,494	5,472
2019-A, C 144A 4.010%, 7/16/40(1)	8,680	8,628
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	2,319	2,256
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	3,900	3,783
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	4,799	4,687
2019-A, A 144A 3.280%, 9/26/33(1)	6,877	6,791
See Notes to Financial Statements
22

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(1)	$13,939	$10,315
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	643	630
2013-A, A 144A 3.010%, 12/4/28(1)	2,007	1,944
2015-A, A 144A 2.880%, 5/2/30(1)	2,001	1,978
2017-A, A 144A 2.950%, 10/4/32(1)	4,949	4,821
CCG Receivables Trust
2019-1, B 144A 3.220%, 9/14/26(1)	1,970	1,968
2019-2, B 144A 2.550%, 3/15/27(1)	5,405	5,294
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	1,116	1,069
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, A 144A 2.470%, 10/15/26(1)	4,656	4,386
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	1,679	1,656
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	7,150	6,879
	Par Value	Value

Other—continued
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	$ 6,574	$ 6,498
2018-1, B 144A 4.190%, 1/21/31(1)	3,438	3,418
2019-1A, B 144A 3.530%, 2/20/32(1)	6,634	6,303
Drug Royalty III LP 1
2016-1A, A 144A 3.979%, 4/15/27(1)(4)	847	846
2017-1A, A1 (3 month LIBOR + 2.500%) 144A 4.331%, 4/15/27(1)(5)	1,418	1,408
Foundation Finance Trust
2016-1A, A 144A 3.960%, 6/15/35(1)	548	550
2017-1A, A 144A 3.300%, 7/15/33(1)	4,805	4,795
2019-1A, A 144A 3.860%, 11/15/34(1)	5,202	4,974
FREED ABS Trust
2018-2, B 144A 4.610%, 10/20/25(1)	13,500	12,580
2019-1, B 144A 3.870%, 6/18/26(1)	4,030	3,470
2019-2, B 144A 3.190%, 11/18/26(1)	7,320	6,385
See Notes to Financial Statements
23

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	$ 1,775	$ 1,774
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(1)	20,483	19,659
Hilton Grand Vacations Trust
2014-AA, A 144A 1.770%, 11/25/26(1)	2,232	2,214
2017-AA, A 144A 2.660%, 12/26/28(1)	2,898	2,845
2018-AA, A 144A 3.540%, 2/25/32(1)	5,010	4,994
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	15,230	13,495
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(1)	20,630	20,063
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(1)	8,445	7,902
2019-1A, A 144A 3.000%, 12/20/27(1)	8,835	7,958
Mariner Finance Issuance Trust
2018-AA, A 144A 4.200%, 11/20/30(1)	10,000	9,348
2019-AA, A 144A 2.960%, 7/20/32(1)(4)	7,255	6,113
Marlette Funding Trust
2018-3A, A 144A 3.200%, 9/15/28(1)	1,020	1,013
	Par Value	Value

Other—continued
2019-2A, A 144A 3.130%, 7/16/29(1)	$ 4,647	$ 4,460
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(1)	1,504	1,380
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	388	382
2016-1A, A 144A 2.250%, 12/20/33(1)	1,825	1,778
2017-1A, A 144A 2.420%, 12/20/34(1)	1,635	1,592
2019-1A, A 144A 2.890%, 11/20/36(1)	6,931	6,471
NMEF Funding 2019-A, C 144A 3.300%, 8/17/26(1)	9,145	8,924
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	8,825	8,772
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(1)	13,400	13,317
OneMain Financial Issuance Trust
2017-1A, A1 144A 2.370%, 9/14/32(1)	3,367	3,308
2018-1A, A 144A 3.300%, 3/14/29(1)	22,200	22,133
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	8,455	7,956
See Notes to Financial Statements
24

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	$ 8,745	$ 8,268
Orange Lake Timeshare Trust
2014-AA, A 144A 2.290%, 7/9/29(1)	723	718
2015-AA, A 144A 2.880%, 9/8/27(1)	1,908	1,887
2018-A, A 144A 3.100%, 11/8/30(1)	3,286	3,223
2019-A, B 144A 3.360%, 4/9/38(1)	9,960	9,735
Prosper Marketplace Issuance Trust
2018-2A, B 144A 3.960%, 10/15/24(1)	17,400	16,888
2019-3A, A 144A 3.190%, 7/15/25(1)	3,864	3,709
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)(4)	3,100	2,872
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	2,436	2,403
Sierra Timeshare Receivables Funding LLC
2016-1A, A 144A 3.080%, 3/21/33(1)	1,382	1,374
	Par Value	Value

Other—continued
2016-2A, A 144A 2.330%, 7/20/33(1)	$ 1,317	$ 1,299
2018-2A, A 144A 3.500%, 6/20/35(1)	3,183	3,069
2019-1A, B 144A 3.420%, 1/20/36(1)	3,043	3,014
2019-2A, B 144A 2.820%, 5/20/36(1)	11,063	10,862
Small Business Lending Trust
2019-A, A 144A 2.850%, 7/15/26(1)	1,567	1,547
2020-A, A 144A 2.620%, 12/15/26(1)(4)	4,087	4,048
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	1,559	1,544
2017-1, A 144A 3.280%, 1/26/26(1)	2,805	2,755
2017-3, A 144A 2.770%, 5/25/26(1)	2,856	2,831
2017-5, A2 144A 2.780%, 9/25/26(1)	8,415	7,959
2017-6, A2 144A 2.820%, 11/25/26(1)	7,156	6,983
SoFi Consumer Loan Program Trust
2018-2, A2 144A 3.350%, 4/26/27(1)	15,350	15,208
See Notes to Financial Statements
25

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
2019-3, A 144A 2.900%, 5/25/28(1)	$ 4,105	$ 3,977
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	1,174	1,164
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	7,080	6,771
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	17,779	16,551
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	4,609	4,559
Upgrade Master Pass-Thru Trust Series 2019-ST3, A 144A 3.750%, 11/15/25(1)(4)	6,244	5,226
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	1,239	1,228
Upstart Pass-Through Trust 2020-ST1, A 144A 3.750%, 2/20/28(1)(4)	7,666	6,245
Upstart Securitization Trust
2019-1, A 144A 3.450%, 4/20/26(1)	224	223
2019-1, B 144A 4.190%, 4/20/26(1)	9,380	8,777
2019-2, A 144A 2.897%, 9/20/29(1)	5,940	5,502
2019-2, B 144A 3.734%, 9/20/29(1)	7,487	5,983
	Par Value	Value

Other—continued
Volvo Financial Equipment LLC 2017-1A, B 144A 2.400%, 1/18/22(1)	$ 3,600	$ 3,584
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	2,484	2,436
2017-A, A 144A 2.330%, 3/20/35(1)	4,883	4,736
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	694	693
2015-AA, A 144A 2.790%, 6/16/31(1)	1,636	1,619
2019-AA, B 144A 2.990%, 6/15/38(1)	5,939	5,772
Wendy’s Funding LLC 2018-1A, A2I 144A 3.573%, 3/15/48(1)	9,262	8,453
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(1)	2,149	2,138
2018-1A, A 144A 3.380%, 12/20/31(1)	3,618	3,596
		525,006

Student Loan—0.3%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)	12,035	12,166
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	1,931	1,924
See Notes to Financial Statements
26

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Student Loan—continued
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	$2,898	$ 2,918
		17,008

Unknown SOI_Bloomberg ABS Collateral Type—0.0%
Towd Point Mortgage Trust 2019-MH1, A1 144A 3.000%, 11/25/58(1)(5)	2,487	2,501
Total Asset-Backed Securities (Identified Cost $1,346,820)		1,292,832

Corporate Bonds and Notes—28.9%
Communication Services—2.1%
Altice France S.A. 144A 7.375%, 5/1/26(1)	6,355	6,419
AT&T, Inc. (3 month LIBOR + 0.890%) 2.594%, 2/15/23(5)	8,918	8,416
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(1)	3,690	3,173
144A 5.125%, 8/15/27(1)	3,265	3,057
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	4,545	3,693
144A 6.625%, 8/15/27(1)	4,370	2,922
DISH DBS Corp.
5.875%, 7/15/22	6,245	6,082
5.000%, 3/15/23	6,445	6,188
Front Range BidCo, Inc. 144A 4.000%, 3/1/27(1)	350	335
	Par Value	Value

Communication Services—continued
Frontier Communications Corp.
8.500%, 4/15/20	$ 3,200	$ 848
8.875%, 9/15/20(6)	3,380	811
iHeartCommunications, Inc. 8.375%, 5/1/27	213	181
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	2,795	2,502
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	3,565	3,618
Sprint Corp. 7.875%, 9/15/23	11,690	12,887
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(1)	7,481	7,444
144A 4.738%, 3/20/25(1)	8,210	8,374
Tencent Holdings Ltd.
144A 2.985%, 1/19/23(1)	7,050	7,189
144A 3.280%, 4/11/24(1)	18,933	19,606
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 2.792%, 5/15/25(5)	16,061	14,640
		118,385

Consumer Discretionary—1.3%
American Axle & Manufacturing, Inc. 6.250%, 4/1/25	6,440	5,313
Aptiv Corp. 4.150%, 3/15/24	17,960	17,563
Boyd Gaming Corp. 6.375%, 4/1/26	6,635	5,739
See Notes to Financial Statements
27

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
General Motors Financial Co., Inc.
4.200%, 3/1/21	$ 7,300	$ 7,026
3.550%, 4/9/21	2,847	2,728
International Game Technology plc 144A 6.250%, 2/15/22(1)	5,190	4,772
MGM Growth Properties Operating Partnership LP 5.750%, 2/1/27	6,370	5,542
QVC, Inc. 4.750%, 2/15/27	6,775	5,997
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	7,150	6,220
144A 8.250%, 3/15/26(1)	5,935	3,799
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	9,411
		74,110

Consumer Staples—0.7%
Albertson’s Cos. LLC 5.750%, 3/15/25	6,390	6,382
BAT CAPITAL Corp. 4.700%	11,000	11,218
Campbell Soup Co. 3.650%, 3/15/23	3,249	3,309
Conagra Brands, Inc. 4.300%, 5/1/24	17,135	17,791
		38,700

Energy—3.2%
Afren plc 144A 11.500%, 2/1/16(1)(2)(4)	4,674	4
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	6,070	4,552
	Par Value	Value

Energy—continued
Boardwalk Pipelines LP 4.950%, 12/15/24	$12,645	$10,241
Callon Petroleum Co. 6.125%, 10/1/24	4,327	768
Cheniere Energy Partners LP 5.625%, 10/1/26	14,860	13,820
CITGO Holding, Inc. 144A 9.250%, 8/1/24(1)	780	636
CITGO Petroleum Corp. Senior Secured Notes 144A 6.250%, 8/15/22(1)	6,973	6,450
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	6,930	7,066
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,802
Ecopetrol S.A. 5.875%, 9/18/23	6,795	6,642
Energy Transfer Partners LP
5.000%, 10/1/22	4,794	4,365
4.500%, 11/1/23	10,760	9,747
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	20,300	21,208
Lukoil International Finance BV 144A 4.563%, 4/24/23(1)	6,700	6,774
MPLX LP 3.375%, 3/15/23	15,635	14,455
Ovintiv, Inc. 3.900%, 11/15/21	7,960	5,458
Pertamina Persero PT 144A 4.300%, 5/20/23(1)	6,000	5,970
Petrobras Global Finance B.V. 5.299%, 1/27/25	16,620	15,831
See Notes to Financial Statements
28

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	$ 9,545	$ 573
Petroleos Mexicanos 4.625%, 9/21/23	14,225	11,490
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000	7,870
6.250%, 3/15/22	11,580	11,232
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	3,303	2,642
Transocean, Inc. 144A 8.000%, 2/1/27(1)	1,440	684
USA Compression Partners LP 6.875%, 4/1/26	12,830	8,019
		182,299

Financials—10.4%
AerCap Ireland Capital DAC 3.950%, 2/1/22	6,835	5,954
Ares Capital Corp.
3.250%	5,975	4,743
3.500%, 2/10/23	7,365	6,534
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	14,195	14,246
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	18,262	17,064
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(3)	16,280	16,117
Banco Bradesco SA 144A 3.200%, 1/27/25(1)	8,055	7,356
Banco Santander Chile 144A 2.700%, 1/10/25(1)	9,500	9,101
	Par Value	Value

Financials—continued
Bancolombia SA 3.000%	$ 3,250	$ 2,912
Bank of America Corp.
4.200%, 8/26/24	10,473	11,132
3.950%, 4/21/25	6,325	6,651
(3 month LIBOR + 0.770%) 2.511%, 2/5/26(5)	11,312	10,275
(3 month LIBOR + 1.000%) 2.801%, 4/24/23(5)	14,445	14,022
Barclays plc 3.200%, 8/10/21	10,345	10,239
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	9,745
Capital One Financial Corp. 3.750%, 7/28/26	6,325	5,972
Capital One N.A. 2.950%, 7/23/21	14,425	14,465
Citadel LP 144A 4.875%, 1/15/27(1)	6,370	6,143
Citigroup, Inc.
3.200%, 10/21/26	24,642	25,523
(3 month LIBOR + 1.430%) 3.010%, 9/1/23(5)	7,115	6,955
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(1)	6,000	5,820
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(1)	3,330,000 KZT	6,529
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	14,685	14,104
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	24,315	25,563
3.850%, 1/26/27	21,430	22,051
See Notes to Financial Statements
29

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
HSBC Holdings plc
2.950%, 5/25/21	$10,000	$10,063
(3 month LIBOR + 1.500%) 3.400%, 1/5/22(5)	6,524	6,255
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	17,481
ICAHN Enterprises LP
4.750%, 9/15/24	12,395	11,372
6.250%, 5/15/26	10,030	9,478
Industrial & Commercial Bank of China Ltd.
2.957%, 11/8/22	19,380	20,205
(3 month LIBOR + 0.750%) 2.484%, 11/8/20(5)	630	631
JPMorgan Chase & Co.
2.295%, 8/15/21	4,495	4,486
3.875%, 9/10/24	9,490	10,021
(3 month LIBOR + 0.900%) 2.694%, 4/25/23(5)	18,055	17,414
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	7,000	5,530
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.859%, 4/20/67(5)(7)	2,885	1,731
Mizuho Financial Group, Inc. 3.922%, 9/11/24	5,000	5,274
Morgan Stanley
3.875%, 4/29/24	23,825	24,999
(3 month LIBOR + 0.930%) 2.732%, 7/22/22(5)	18,055	17,567
Navient Corp.
5.875%, 10/25/24	11,732	10,769
5.000%, 3/15/27	3,365	2,893
Prudential Financial, Inc. 5.625%, 6/15/43(7)	13,774	12,952
	Par Value	Value

Financials—continued
Santander Holdings USA, Inc.
4.450%, 12/3/21	$11,379	$ 11,608
3.700%, 3/28/22	5,808	5,749
3.500%, 6/7/24	12,715	12,412
SBA Tower Trust
144A 3.156%, 10/8/20(1)	6,050	6,041
144A 3.168%, 4/11/22(1)	18,490	18,386
Springleaf Finance Corp.
6.875%, 3/15/25	8,580	8,641
7.125%, 3/15/26	2,695	2,638
Synchrony Financial 4.375%, 3/19/24	12,785	12,661
Toronto-Dominion Bank (The) 2.650%, 6/12/24	16,021	16,354
Wells Fargo & Co. 3.750%, 1/24/24	11,825	12,519
Wells Fargo Bank N.A. 3.550%, 8/14/23	9,555	10,013
		585,359

Health Care—1.4%
Allergan Funding SCS 3.450%, 3/15/22	3,815	3,960
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	6,675	6,975
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(1)	745	767
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	2,910	2,692
CVS Health Corp. 3.625%, 4/1/27	4,526	4,638
HCA, Inc. 5.375%, 2/1/25	7,250	7,377
LifePoint Health, Inc. 144A 4.375%, 2/15/27(1)	6,170	5,812
Mylan NV 3.950%, 6/15/26	17,310	17,288
See Notes to Financial Statements
30

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	$ 2,000	$ 1,964
Tenet Healthcare Corp.
4.625%, 7/15/24	4,350	4,143
144A 4.875%, 1/1/26(1)	8,215	7,825
Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/24	800	786
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	12,415	12,414
		76,641

Industrials—2.5%
Alfa SAB de CV 144A 5.250%, 3/25/24(1)	6,775	6,352
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	9,422	9,416
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	17,074	14,276
Beacon Roofing Supply, Inc.
144A 4.875%, 11/1/25(1)	6,355	5,735
144A 4.500%, 11/15/26(1)	1,790	1,652
Bombardier, Inc. 144A 8.750%, 12/1/21(1)	8,392	6,965
CNH Industrial N.V. 4.500%, 8/15/23	15,130	15,827
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A 5.250%, 5/30/23(1)	9,590	9,688
Doric Nimrod Air Finance Alpha Pass-Through-Trust 2012-1, A 144A 5.125%, 11/30/22(1)	6,682	6,781
	Par Value	Value

Industrials—continued
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	$ 5,306	$ 5,048
Navistar International Corp. 144A 6.625%, 11/1/25(1)	6,040	5,028
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(1)	22,887	16,556
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	7,770	8,024
Stanley Black & Decker, Inc. 4.000%, 3/15/60(7)	16,811	15,956
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	12,555	12,492
		139,796

Information Technology—1.8%
Alibaba Group Holding Ltd. 3.600%, 11/28/24	12,500	13,193
Broadcom Corp. 2.650%, 1/15/23	9,730	9,502
Broadcom, Inc. 144A 3.625%, 10/15/24(1)	16,180	15,882
Dell International LLC 144A 5.450%, 6/15/23(1)	6,380	6,547
Hewlett Packard Enterprise Co.
2.250%, 4/1/23	9,470	9,253
(3 month LIBOR + 0.720%) 2.620%, 10/5/21(5)	2,830	2,665
Open Text Corp. 144A 3.875%, 2/15/28(1)	12,720	11,957
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	10,250	9,583
See Notes to Financial Statements
31

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
VMware, Inc. 2.950%, 8/21/22	$22,120	$ 22,175
		100,757

Materials—1.7%
Anglo American Capital plc 144A 3.625%, 9/11/24(1)	12,120	11,406
Celanese US Holdings LLC 3.500%, 5/8/24	9,870	9,346
Equate Petrochemical BV 144A 3.000%, 3/3/22(1)	9,535	9,152
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	17,615	16,230
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	7,820	6,569
OCP SA
144A 4.500%(1)	10,000	9,438
144A 5.625%, 4/25/24(1)	3,065	3,038
RegS 5.625%, 4/25/24(3)	2,800	2,775
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	5,065	5,147
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	8,700	8,621
Syngenta Finance NV
144A 3.698%, 4/24/20(1)	8,635	8,618
144A 3.933%, 4/23/21(1)	8,635	8,137
		98,477

Real Estate—1.2%
GLP Capital LP
5.250%, 6/1/25	13,175	12,187
5.750%, 6/1/28	1,863	1,646
	Par Value	Value

Real Estate—continued
5.300%, 1/15/29	$ 2,731	$ 2,335
iStar, Inc. 4.250%, 8/1/25	9,325	7,669
Office Properties Income Trust
4.150%, 2/1/22	18,910	19,203
4.000%, 7/15/22	7,345	7,182
Service Properties Trust
4.500%, 6/15/23	10,780	8,097
4.350%, 10/1/24	9,585	7,037
		65,356

Utilities—2.6%
CenterPoint Energy, Inc. 2.500%, 9/1/24	12,700	12,469
Centrais Eletricas Brasileiras S.A. 144A 3.625%, 2/4/25(1)	10,100	8,972
DTE Energy Co. 2.529%, 10/1/24	15,896	15,452
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	3,680	2,647
Exelon Corp.
2.850%, 6/15/20	18,845	18,843
3.497%, 6/1/22	4,498	4,354
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	19,197	19,003
PNM Resources, Inc. 3.250%, 3/9/21	11,070	11,140
PSEG Power LLC 3.850%, 6/1/23	18,125	18,436
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	18,640	18,500
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(4)	5,925	7
See Notes to Financial Statements
32

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
Toledo Edison Co. (The) 7.250%, 5/1/20	$ 224	$ 223
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	15,540	14,607
		144,653

Total Corporate Bonds and Notes (Identified Cost $1,734,624)		1,624,533

Leveraged Loans—8.0%
Aerospace—0.5%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 5.340%, 1/18/27	9,970	8,824
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 2.709%, 6/27/25	6,570	5,182
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 4.740%, 12/6/25	2,306	2,191
Kestrel Bidco, Inc. (1 month LIBOR + 3.000%) 4.000%, 12/11/26	4,259	3,237
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.239%, 5/30/25	3,278	2,975
Tranche F (1 month LIBOR + 2.250%) 3.239%, 12/9/25	3,813	3,460
		25,869

	Par Value	Value

Consumer Non-Durables—0.2%
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	$14,825	$13,198
Energy—0.0%
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(2)(4)	66	—
Financial—0.6%
Asurion LLC Tranche B-6 (1 month LIBOR + 3.000%) 3.989%, 11/3/23	6,816	6,475
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.989%, 6/16/25	9,653	7,791
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 1.750%) 3.200%, 10/6/23	5,774	5,183
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 2.989%, 12/27/22	3,775	3,614
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 3.680%, 6/28/23	9,153	8,146
		31,209

See Notes to Financial Statements
33

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—0.4%
Aramark Services, Inc.
Tranche B-2 (1 month LIBOR + 1.750%) 2.739%, 3/28/24	$3,575	$ 3,396
Tranche B-3 (1 month LIBOR + 1.750%) 2.739%, 3/11/25	1,909	1,775
Tranche B-4 (1 month LIBOR + 1.750%) 2.739%, 1/15/27	3,490	3,228
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	6,226	5,526
Hostess Brands LLC 2019, Tranche B (1 month LIBOR + 2.250%) 3.813%, 8/3/25	8,909	8,241
		22,166

Forest Prod / Containers—0.2%
Berry Global, Inc.
Tranche W (3 month LIBOR + 2.000%) 2.863%, 10/1/22	6,109	5,816
Tranche X (3 month LIBOR + 2.000%) 2.863%, 1/19/24	1,013	944
Tranche Y (3 month LIBOR + 2.000%) 2.863%, 7/1/26	2,531	2,392
Reynolds Consumer Products LLC (3 month LIBOR + 1.750%) 3.501%, 2/4/27	2,325	2,178
	Par Value	Value

Forest Prod / Containers—continued
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.252%, 1/31/25	$ 2,648	$ 1,801
		13,131

Gaming / Leisure—0.8%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 3.739%, 12/23/24	9,036	7,265
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 2.697%, 6/22/26	9,796	9,257
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	8,912	6,043
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 4.246%, 8/14/24	4,232	3,399
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 2.739%, 7/8/24	10,562	9,611
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.240%, 2/8/27	3,169	2,686
See Notes to Financial Statements
34

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 4.250%, 4/29/26	$5,431	$ 4,725
		42,986

Healthcare—0.5%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 3.362%, 11/27/25	1,793	1,695
(1 month LIBOR + 3.000%) 3.612%, 6/2/25	5,727	5,419
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 3.498%, 3/1/24	8,793	8,266
Elanco Animal Health, Inc. Tranche B (3 month LIBOR + 1.750%) 0.000%, 2/4/27(8)	980	926
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 4.739%, 10/10/25	6,370	3,217
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.200%, 6/11/25	7,655	7,272
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 3.430%, 3/6/25	1,548	1,463
		28,258

	Par Value	Value

Housing—0.2%
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	$11,819	$ 9,802
Information Technology—1.0%
Applied Systems, Inc. First Lien (3 month LIBOR + 3.250%) 4.700%, 9/19/24	189	174
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.990%, 9/19/25	7,579	7,204
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 4.763%, 11/1/23	13,932	12,646
Second Lien (3 month LIBOR + 8.250%) 10.013%, 11/1/24	3,782	3,464
MA Financeco LLC Tranche B-2 (1 month LIBOR + 2.250%) 3.239%, 11/19/21	14,380	13,481
Presidio Holdings, Inc. (4 month LIBOR + 3.500%) 5.280%, 1/22/27	875	814
Science Applications International Corp. Tranche B-2 (3 month LIBOR + 2.250%) 0.000%, 3/13/27(8)	3,610	3,375
See Notes to Financial Statements
35

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 2.739%, 4/16/25	$ 2,731	$ 2,547
Tranche B-4 (1 month LIBOR + 1.750%) 2.739%, 4/16/25	1,949	1,818
Tranche B-5 (1 month LIBOR + 1.750%) 2.739%, 4/16/25	3,767	3,515
Vertiv Group Corp. (1 month LIBOR + 3.000%) 4.581%, 3/2/27	11,265	9,688
		58,726

Manufacturing—0.3%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	9,500	5,917
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 2.739%, 2/28/27	1,580	1,477
NCR Corp. (1 month LIBOR + 2.500%) 3.490%, 8/28/26	2,427	2,184
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 4.450%, 3/28/25	6,380	5,200
		14,778

	Par Value	Value

Media / Telecom - Broadcasting—0.3%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 4.180%, 8/24/26	$3,652	$ 2,812
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 4.331%, 9/18/26	8,425	7,810
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 3.240%, 1/3/24	7,979	7,580
		18,202

Media / Telecom - Cable/Wireless Video—0.7%
Charter Communications Operating LLC Tranche B2 (1 month LIBOR + 1.750%) 2.740%, 2/1/27	9,426	9,010
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 2.862%, 7/17/25	4,412	4,199
2018 (1 month LIBOR + 2.250%) 2.862%, 1/15/26	7,257	6,930
2019 (1 month LIBOR + 2.500%) 3.112%, 4/15/27	3,966	3,781
See Notes to Financial Statements
36

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.705%, 4/30/28	$13,135	$11,966
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 3.205%, 4/30/28	3,145	2,956
		38,842

Media / Telecom - Diversified Media—0.1%
CDS US Intermediate Holdings, Inc. Tranche B (3 month LIBOR + 3.750%) 5.200%, 7/8/22	4,750	2,403
Clear Channel Outdoor Holdings, Inc. Tranche B (1 month LIBOR + 3.500%) 4.489%, 8/21/26	6,438	5,408
		7,811

Media / Telecom - Telecommunications—0.9%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.239%, 3/15/27	11,122	10,323
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	8,454	7,376
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.350%, 6/17/24	11,417	10,802
	Par Value	Value

Media / Telecom - Telecommunications—continued
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 2.739%, 3/1/27	$ 9,084	$ 8,447
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 3/9/27	13,030	12,248
		49,196

Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 4.239%, 4/4/26	4,015	3,774
Retail—0.1%
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 3.534%, 1/30/23	7,050	5,851
Service—0.5%
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 3.991%, 5/30/25	5,128	4,949
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.007%, 6/30/24	4,474	3,176
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 4.000%) 4.989%, 9/3/26	10,049	9,006
See Notes to Financial Statements
37

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Service—continued
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 4.750%, 2/1/23	$5,950	$ 4,743
Trans Union LLC Tranche B-5 (1 month LIBOR + 1.750%) 2.739%, 11/16/26	8,547	8,158
		30,032

Transportation - Automotive—0.2%
Genesee & Wyoming, Inc. (3 month LIBOR + 2.000%) 3.450%, 12/30/26	2,770	2,640
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 4.441%, 4/30/26	6,915	6,293
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.989%, 10/1/25	6,044	4,140
		13,073

Utility—0.4%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.989%, 8/1/25	8,163	7,673
	Par Value	Value

Utility—continued
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 3.240%, 4/5/26	$9,776	$ 9,263
Pacific Gas and Electric Co. (3 month LIBOR + 2.250%) 3.120%, 12/31/20	7,605	7,364
		24,300

Total Leveraged Loans (Identified Cost $509,204)		451,204
	Shares
Preferred Stocks—0.4%
Financials—0.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%	12,070 (9)	10,501
Huntington Bancshares, Inc. Series E, 5.700%	3,303 (9)	2,642
JPMorgan Chase & Co. Series Z, 5.300%	3,985 (9)	3,736
JPMorgan Chase & Co. Series HH, 4.600%	41,590 (9)	3,640
		20,519

Total Preferred Stocks (Identified Cost $23,522)		20,519

See Notes to Financial Statements
38

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(10)	48,842	$ 31
Energy—0.0%
Frontera Energy Corp.	148,014	366
Total Common Stocks (Identified Cost $2,826)		397

Exchange-Traded Funds—2.1%
Invesco Senior Loan ETF(11)	2,101,024	42,987
iShares iBoxx High Yield Corporate Bond ETF(11)	1,005,871	77,522
Total Exchange-Traded Funds (Identified Cost $124,480)		120,509

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(4)(10)	98,789	105
Total Rights (Identified Cost $84)		105

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.	20,771	132
Total Warrant (Identified Cost $361)		132

Total Long-Term Investments—95.8% (Identified Cost $5,705,368)		5,382,941
	Shares	Value

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(11)	109,976,499	$ 109,976
Total Short-Term Investment (Identified Cost $109,976)		109,976

TOTAL INVESTMENTS—97.8% (Identified Cost $5,815,344)		$5,492,917
Other assets and liabilities, net—2.2%		124,899
NET ASSETS—100.0%		$5,617,816
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security

Foreign Currencies:
KZT	Kazakhstani Tenge
MXN	Mexican Peso

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
39

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $3,224,346 or 57.4% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States. Therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Interest payments may be deferred.
(8)	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	88%
Netherlands	2
Canada	2
Cayman Islands	1
United Kingdom	1
Indonesia	1
Mexico	1
Other	4
Total	100%
† % of total investments as of March 31, 2020.
See Notes to Financial Statements
40

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,292,832	$ —	$1,258,748	$34,084
Corporate Bonds and Notes	1,624,533	—	1,624,522	11 (1)
Foreign Government Securities	184,259	—	183,372	887
Leveraged Loans	451,204	—	451,204	— (2)
Mortgage-Backed Securities	1,568,438	—	1,539,491	28,947
Municipal Bond	3,888	—	3,888	—
U.S. Government Securities	116,125	—	116,125	—
Equity Securities:
Exchange-Traded Funds	120,509	120,509	—	—
Common Stocks	397	397	—	—
Preferred Stocks	20,519	—	20,519	—
Rights	105	—	—	105
Warrant	132	—	132	—
Money Market Mutual Fund	109,976	109,976	—	—
Total Investments	$5,492,917	$230,882	$5,198,001	$64,034

(1)	Includes internally fair valued security.
(2)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $24,122 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $16,534 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements
41

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset- Backed Securities	Corporate Bonds And Notes	Foreign Government	Leveraged Loans	Mortgage- Backed Securities	Rights	Warrant
Investments in Securities
Balance as of September 30, 2019:	$ 67,185	$14,074	$11 (a)(b)	$ —	$— (a)	$ 52,719	$ 85	$ 296
Accrued discount/(premium)	6	6	—	—	—	— (c)	—	—
Realized gain (loss)	(183)	24	—	—	—	(207)	—	—
Change in unrealized appreciation (depreciation)(d)	(4,409)	(1,682)	—	—	—	(2,583)	20	(164)
Purchases	17,532	12,887	—	—	—	4,645	—	—
Sales (e)	(23,685)	(8,232)	—	—	—	(15,453)	—	—
Transfers into Level 3(f)	24,122	17,007	—	887	—	6,228	—	—
Transfers from Level 3(f)	(16,534)	—	—	—	—	(16,402)	—	(132)
Balance as of March 31, 2020	$ 64,034	$34,084	$11 (a)(b)	$887	$— (a)	$ 28,947	$105	$ —
(a) Includes internally fair valued security currently priced at zero ($0).
(b)Includes internally fair valued security.
(c) Amount is less than $500.
(d) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2020, was $(1,687).
(e) Includes paydowns on securities.
(f) “Transfers into and/or from” represent the ending value as of March 31, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements
42

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 5,492,917
Foreign currency at value(2)	— (a)
Cash	218,439
Receivables
Investment securities sold	4,070
Fund shares sold	10,908
Dividends and interest	28,293
Securities lending income	157
Prepaid Trustees’ retainer	137
Prepaid expenses	174
Other assets	544
Total assets	5,755,639
Liabilities
Payables
Fund shares repurchased	18,353
Investment securities purchased	111,216
Dividend distributions	1,673
Investment advisory fees	2,436
Distribution and service fees	525
Administration and accounting fees	534
Transfer agent and sub-transfer agent fees and expenses	960
Professional fees	12
Trustee deferred compensation plan	544
Interest expense and/or commitment fees	11
Other accrued expenses	262
Other payables	1,297
Total liabilities	137,823
Net Assets	$ 5,617,816
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 6,149,671
Accumulated earnings (loss)	(531,855)
Net Assets	$ 5,617,816
Net Assets:
Class A	$ 781,192
Class C	$ 463,619
Class C1	$ 164,326
Class I	$ 4,197,538
Class R6	$ 11,141
See Notes to Financial Statements
43

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	176,382,805
Class C	103,244,613
Class C1	36,683,990
Class I	946,307,626
Class R6	2,510,987
Net Asset Value and Redemption Price Per Share:
Class A	$ 4.43
Class C	$ 4.49
Class C1	$ 4.48
Class I	$ 4.44
Class R6	$ 4.44
Maximum Offering Price per Share (NAV/(1-2.25%*)):
Class A	$ 4.53
* Maximum sales charge
(1) Investment in securities at cost	$ 5,815,344
(2) Foreign currency at cost	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements
44

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
Investment Income
Dividends	$ 1,676
Interest	112,560
Security lending, net of fees	280
Foreign taxes withheld	(7)
Total investment income	114,509
Expenses
Investment advisory fees	15,006
Distribution and service fees, Class A	1,087
Distribution and service fees, Class C	1,341
Distribution and service fees, Class C1	929
Administration and accounting fees	3,309
Transfer agent fees and expenses	1,363
Sub-transfer agent fees and expenses, Class A	316
Sub-transfer agent fees and expenses, Class C	165
Sub-transfer agent fees and expenses, Class C1	61
Sub-transfer agent fees and expenses, Class I	1,647
Custodian fees	11
Printing fees and expenses	195
Professional fees	45
Interest expense and/or commitment fees	20
Registration fees	114
Trustees’ fees and expenses	249
Miscellaneous expenses	201
Total expenses	26,059
Less net expenses reimbursed and/or waived by investment adviser(1)	(5)
Less low balance account fees	(1)
Net expenses	26,053
Net investment income (loss)	88,456
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(29,396)
Foreign currency transactions	3
Net change in unrealized appreciation (depreciation) on:
Investments	(362,753)
Foreign currency transactions	(78)
Net realized and unrealized gain (loss) on investments	(392,224)
Net increase (decrease) in net assets resulting from operations	$(303,768)

(1)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements
45

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 88,456	$ 201,569
Net realized gain (loss)	(29,393)	(72,024)
Net change in unrealized appreciation (depreciation)	(362,831)	156,008
Increase (decrease) in net assets resulting from operations	(303,768)	285,553
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(11,747)	(21,847)
Class C	(6,509)	(18,208)
Class C1	(1,789)	(4,893)
Class I	(69,795)	(136,183)
Class R6	(155)	(160)
Return of Capital:
Class A	—	(2,625)
Class C	—	(2,471)
Class C1	—	(831)
Class I	—	(15,080)
Class R6	—	(17)
Total Dividends and Distributions to Shareholders	(89,995)	(202,315)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (19,991 and 131,106 shares, respectively)	94,080	608,263
Class C (1 and 43,334 shares, respectively)	3	203,366
Class C1 (2,835 and 3,765 shares, respectively)	13,494	17,803
Class I (173,486 and 271,045 shares, respectively)	816,748	1,266,053
Class R6 (1,651 and 929 shares, respectively)	7,779	4,325
Reinvestment of distributions:
Class A (2,225 and 4,600 shares, respectively)	10,410	21,489
Class C (1,359 and 4,348 shares, respectively)	6,450	20,532
Class C1 (240 and 839 shares, respectively)	1,133	3,953
Class I (13,044 and 28,436 shares, respectively)	61,125	132,925
Class R6 (22 and 25 shares, respectively)	104	115
Shares repurchased and cross class conversions:
Class A ((36,336) and (98,212) shares, respectively)	(169,389)	(456,110)
Class C ((18,503) and (147,719) shares, respectively)	(87,356)	(694,497)
Class C1 ((7,318) and (28,461) shares, respectively)	(34,639)	(134,319)
Class I ((234,464) and (374,977) shares, respectively)	(1,077,409)	(1,744,061)
Class R6 ((519) and (277) shares, respectively)	(2,431)	(1,296)
Increase (decrease) in net assets from capital transactions	(359,898)	(751,459)
Net increase (decrease) in net assets	(753,661)	(668,221)
Net Assets
Beginning of period	6,371,477	7,039,698
End of Period	$ 5,617,816	$ 6,371,477
See Notes to Financial Statements
46

THIS PAGE INTENTIONALLY BLANK.

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Total Distributions

Class A
10/1/19 to 3/31/20(6)	$4.72	0.06	(0.29)	(0.23)	(0.06)	—	(0.06)
10/1/18 to 9/30/19	4.65	0.14	0.07	0.21	(0.12)	(0.02)	(0.14)
10/1/17 to 9/30/18	4.78	0.14	(0.14)	—	(0.12)	(0.01)	(0.13)
10/1/16 to 9/30/17	4.78	0.14	—	0.14	(0.14)	—	(0.14)
10/1/15 to 9/30/16	4.69	0.15	0.08	0.23	(0.14)	—	(0.14)
10/1/14 to 9/30/15	4.84	0.15	(0.16)	(0.01)	(0.11)	(0.03)	(0.14)
Class C
10/1/19 to 3/31/20(6)	$4.78	0.06	(0.29)	(0.23)	(0.06)	—	(0.06)
10/1/18 to 9/30/19	4.71	0.13	0.07	0.20	(0.11)	(0.02)	(0.13)
10/1/17 to 9/30/18	4.84	0.13	(0.14)	(0.01)	(0.11)	(0.01)	(0.12)
10/1/16 to 9/30/17	4.84	0.13	—	0.13	(0.13)	—	(0.13)
10/1/15 to 9/30/16	4.75	0.14	0.07	0.21	(0.12)	—	(0.12)
10/1/14 to 9/30/15	4.89	0.14	(0.15)	(0.01)	(0.10)	(0.03)	(0.13)
Class C1
10/1/19 to 3/31/20(6)	$4.77	0.05	(0.29)	(0.24)	(0.05)	—	(0.05)
10/1/18 to 9/30/19	4.70	0.11	0.07	0.18	(0.09)	(0.02)	(0.11)
10/1/17 to 9/30/18	4.83	0.10	(0.13)	(0.03)	(0.09)	(0.01)	(0.10)
10/1/16 to 9/30/17	4.83	0.11	—	0.11	(0.11)	—	(0.11)
10/1/15 to 9/30/16	4.73	0.12	0.08	0.20	(0.10)	—	(0.10)
10/1/14 to 9/30/15	4.88	0.12	(0.17)	(0.05)	(0.07)	(0.03)	(0.10)
Class I
10/1/19 to 3/31/20(6)	$4.72	0.07	(0.28)	(0.21)	(0.07)	—	(0.07)
10/1/18 to 9/30/19	4.66	0.15	0.06	0.21	(0.13)	(0.02)	(0.15)
10/1/17 to 9/30/18	4.79	0.15	(0.14)	0.01	(0.13)	(0.01)	(0.14)
10/1/16 to 9/30/17	4.78	0.16	0.01	0.17	(0.16)	—	(0.16)
10/1/15 to 9/30/16	4.69	0.16	0.08	0.24	(0.15)	—	(0.15)
10/1/14 to 9/30/15	4.84	0.16	(0.16)	—	(0.12)	(0.03)	(0.15)
Class R6
10/1/19 to 3/31/20(6)	$4.72	0.07	(0.28)	(0.21)	(0.07)	—	(0.07)
10/1/18 to 9/30/19	4.65	0.16	0.07	0.23	(0.14)	(0.02)	(0.16)
10/1/17 to 9/30/18	4.78	0.15	(0.13)	0.02	(0.14)	(0.01)	(0.15)
11/3/16 (11) to 9/30/17	4.76	0.15	0.02	0.17	(0.15)	—	(0.15)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
48

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

(0.29)	$4.43	(4.86) %	$ 781,192	0.97% (7)	0.97%	2.65%	32%
0.07	4.72	4.62	898,392	0.97 (7)	0.98	3.01	58
(0.13)	4.65	0.05	711,425	0.97 (7)	0.98	2.88	55
—	4.78	3.07 (8)	925,677	1.00 (7)(8)	1.01	3.04 (8)	69
0.09	4.78	4.90	1,307,484	1.00 (7)(9)	1.01	3.19	53
(0.15)	4.69	(0.23)	1,575,629	0.97 (7)	0.97	3.15	37

(0.29)	$4.49	(4.92) %	$ 463,619	1.21% (7)	1.21%	2.41%	32%
0.07	4.78	4.31	575,524	1.21 (7)	1.21	2.78	58
(0.13)	4.71	(0.18)	1,039,109	1.20 (7)	1.21	2.66	55
—	4.84	2.78 (8)	1,266,378	1.25 (7)(8)	1.25	2.80 (8)	69
0.09	4.84	4.58	1,321,202	1.25 (7)(9)	1.26	2.94	53
(0.14)	4.75	(0.27)	1,460,120	1.22 (7)	1.22	2.90	37

(0.29)	$4.48	(5.17) %	$ 164,326	1.71% (7)	1.71%	1.90%	32%
0.07	4.77	3.80	195,185	1.71 (7)	1.72	2.28	58
(0.13)	4.70	(0.68)	304,444	1.70 (7)	1.71	2.16	55
—	4.83	2.28 (8)	377,835	1.75 (7)(8)	1.75	2.30 (8)	69
0.10	4.83	4.29	489,924	1.75 (7)(9)	1.76	2.44	53
(0.15)	4.73	(0.98)	583,694	1.72 (7)	1.72	2.40	37

(0.28)	$4.44	(4.53) %	$4,197,538	0.72% (7)	0.72%	2.90%	32%
0.06	4.72	4.66	4,695,968	0.72 (7)	0.72	3.26	58
(0.13)	4.66	0.32	4,981,559	0.71 (7)	0.71	3.16	55
0.01	4.79	3.54 (8)	4,811,684	0.75 (7)(8)	0.76	3.30 (8)	69
0.09	4.78	5.16	4,033,610	0.75 (7)(9)	0.76	3.44	53
(0.15)	4.69	0.02	4,095,547	0.72 (7)	0.72	3.40	37

(0.28)	$4.44	(4.50) %	$ 11,141	0.55%	0.65%	3.06%	32%
0.07	4.72	4.96	6,408	0.55	0.65	3.42	58
(0.13)	4.65	0.38	3,161	0.59 (10)	0.65	3.29	55
0.02	4.78	3.54 (8)	2,533	0.70 (8)	0.71	3.05 (8)	69 (12)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
49

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The share class is currently under its expense limitation.
(8)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.01%.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements
50

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”) is reported in this semiannual report. The Fund is diversified and has an investment objective of providing high current income while attempting to limit changes in the Fund’s net asset value (“NAV”) per share caused by interest rate changes. There is no guarantee that the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class C1 shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 2.25% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 12 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are sold without a sales charge. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class C1 shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC. Effective April 30, 2019, Class C shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either
51

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
52

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its NAV at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or
53

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
54

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
55

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
I.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) that permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
56

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	Over $10 Billion
0.55%	0.50%	0.45%	0.425%
B.	Subadviser
Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitation
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values through January 31, 2021. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.

Class A	Class C	Class C1	Class I	Class R6
1.10%*	1.35%*	1.85%*	0.85%*	0.55%
* Share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
	2021	2022	2023	Total
Class R6	$ 2	$ 5	$ 5	$ 12

57

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the six months (the “period”) ended March 31, 2020, it retained net commissions of $10 for Class A shares, and CDSC of $9, $—* and $4 for Class A shares, Class C shares, and Class I shares, respectively.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares, 0.50% for Class C shares, and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
* Amount is less than $500.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended March 31, 2020, the Fund incurred administration fees totaling $3,021 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2020, the Fund incurred transfer agent fees totaling $1,354 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2020.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2020, were as follows:
Purchases	Sales
$1,682,295	$2,189,208
58

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2020, were as follows:
Purchases	Sales
$308,860	$292,728
Note 5. 10% Shareholders
As of March 31, 2020, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
34%	2
*	The shareholders are not affiliated with Virtus.
Note 6. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
59

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2020, the Fund did not hold any securities that were restricted.
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no borrowings at any time during the period ended March 31, 2020.
Note 10. Federal Income Tax Information
($ reported in thousands)
At March 31, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 5,820,867	$ 18,498	$ (346,448)	$ (327,950)
At September 30, 2019, the Fund had capital loss carryovers available to offset future realized gains as follows:
No Expiration		Total
Short-Term	Long-Term	Short-Term	Long-Term
$57,923	$74,292	$57,923	$74,292
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2019, the Fund deferred qualified late year losses of $44,562.
60

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 12. Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has implemented the ASU 2017-08 and determined the impact of this guidance to the Fund’s net assets at the end of the period is not material.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
61

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement (the “Subadvisory Agreement”) among the Trust, VIA and Newfleet Asset Management, LLC (the “Subadviser”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Newfleet Multi-Sector Short Term Bond Fund (the “Fund”). At in-person meetings held on October 30, 2019 and November 20-21, 2019 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.
62

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the management of the Fund’s investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
63

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on the Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2019.
The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1- year period.
After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons of the Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that the Fund had expense caps in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses and economies of scale. The Subadviser
64

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management and that expense caps were in place for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board also noted that VIA had agreed to implement an extension of the Fund’s expense cap through January 31, 2021. The Board then concluded that no changes to the advisory fee structure of the Fund with respect to economies of scale were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the
65

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.
66

Virtus Opportunities Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
Virtus Alternative Solutions Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 28, 2020
Virtus Asset Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 30, 2019, as supplemented
Virtus Equity Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
(Unaudited)
IMPORTANT NOTICE TO INVESTORS
The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Fund.
Change in each fund’s “Market Volatility Risk”
The section of each fund’s Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each Fund’s Prospectus entitled “More Information About Risks Related to Principal Investment Strategies” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each fund’s SAI entitled “More Information About Fund Investment Strategies and Related Risks” is amended to add the following:

Market Volatility Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Investors should retain this supplement for future reference.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8024	05-20

SEMIANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

March 31, 2020
Virtus Duff & Phelps Global Infrastructure Fund*
Virtus Duff & Phelps Global Real Estate Securities Fund*
Virtus Duff & Phelps International Real Estate Securities Fund*
Virtus Duff & Phelps Real Asset Fund *(f/k/a: Virtus Rampart Alternatives Diversifier Fund)
Virtus Herzfeld Fund*
Virtus Horizon Wealth Masters Fund*
Virtus KAR Emerging Markets Small-Cap Fund*
Virtus KAR International Small-Cap Fund*
Virtus KAR International Small-Mid Cap Fund*
Virtus Rampart Equity Trend Fund*
Virtus Rampart Multi-Asset Trend Fund*
Virtus Rampart Sector Trend Fund*
Virtus Vontobel Global Opportunities Fund*
Virtus Vontobel Greater European Opportunities Fund*
*Prospectus supplement applicable to this fund appears at the back of this semiannual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2020.
March 2020 presented a sharp contrast to the strong fourth quarter of 2019 and beginning of 2020. Heading into the final month of the quarter, the global economy was largely shut down in response to the coronavirus pandemic, and markets reacted by declining with unprecedented speed. Policymakers swiftly introduced fiscal stimulus packages, and global central banks sought to bolster panicked markets with monetary easing. The full impact of these decisions may not be known for several months or longer.
Most asset classes were in negative territory for the six months ended March 31, 2020. U.S. large-capitalization stocks declined 12.31%, as measured by the S&P 500® Index. Small-cap stocks, as measured by the Russell 2000® Index, lost 23.72%. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were down 16.52% for the six months, while emerging markets fell 14.55%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 0.70% at March 31, 2020, down sharply from 1.68% on September 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 3.33% as investors fled to the perceived safety of bonds. Non-investment grade bonds, in contrast, lost 10.40% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Throughout these challenging times, our investment teams have navigated the uncertainty with discipline and skill. There is no downplaying the anxiety that comes with increased market turbulence. But for many investors, their long-term goals have not changed in the last six months. While no one can predict how or when the pandemic will be resolved, it can be helpful to focus on continuing to invest for the future. Virtus Funds offers a broad array of investment strategies and asset classes, which are available through your fund exchange privileges. To learn more, visit Virtus.com.
On behalf of our investment affiliates, we hope that you and your loved ones are well. We are here for you during this time. Please don’t hesitate to call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We are committed to meeting your needs and fulfilling our obligations to the investors who have entrusted their assets to us.
Sincerely,
George R. Aylward
President, Virtus Funds
May 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 801.70	1.26%	$ 5.68
	Class C	1,000.00	799.00	2.02	9.08
	Class I	1,000.00	802.90	1.03	4.64
	Class R6	1,000.00	803.50	0.85	3.83
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	779.70	1.40	6.23
	Class C	1,000.00	776.80	2.15	9.55
	Class I	1,000.00	780.90	1.15	5.12
	Class R6	1,000.00	782.20	0.89	3.97
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	795.10	1.50	6.73
	Class C	1,000.00	791.00	2.25	10.07
	Class I	1,000.00	796.50	1.25	5.61
Duff & Phelps Real Asset Fund
	Class A	1,000.00	798.10	0.77	3.46
	Class C	1,000.00	795.30	1.57	7.05
	Class I	1,000.00	799.40	0.52	2.34
Herzfeld Fund
	Class A	1,000.00	768.60	1.60	7.07
	Class C	1,000.00	765.50	2.35	10.37
	Class I	1,000.00	769.20	1.35	5.97
Horizon Wealth Masters Fund
	Class A	1,000.00	711.50	1.25	5.35
	Class C	1,000.00	708.90	2.00	8.54
	Class I	1,000.00	712.50	1.00	4.28
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	847.00	1.85	8.54
	Class C	1,000.00	843.70	2.60	11.98
	Class I	1,000.00	847.90	1.60	7.39
	Class R6	1,000.00	848.70	1.50	6.93
KAR International Small-Cap Fund
	Class A	1,000.00	848.40	1.52	7.02
	Class C	1,000.00	844.90	2.25	10.38
	Class I	1,000.00	849.20	1.26	5.82
	Class R6	1,000.00	849.40	1.16	5.36

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
KAR International Small-Mid Cap Fund**
	Class A	$1,000.00	$932.00	1.45%	$ 6.97
	Class C	1,000.00	928.00	2.20	10.55
	Class I	1,000.00	933.00	1.20	5.77
	Class R6	1,000.00	934.00	1.10	5.29
Rampart Equity Trend Fund
	Class A	1,000.00	810.00	1.57	7.10
	Class C	1,000.00	807.10	2.32	10.48
	Class I	1,000.00	811.30	1.32	5.98
	Class R6	1,000.00	811.20	1.22	5.52
Rampart Multi-Asset Trend Fund
	Class A	1,000.00	920.80	1.64	7.88
	Class C	1,000.00	917.40	2.39	11.46
	Class I	1,000.00	922.30	1.40	6.73
Rampart Sector Trend Fund
	Class A	1,000.00	843.00	1.00	4.61
	Class C	1,000.00	839.40	1.77	8.14
	Class I	1,000.00	843.80	0.77	3.55
Vontobel Global Opportunities Fund
	Class A	1,000.00	882.50	1.36	6.40
	Class C	1,000.00	879.00	2.11	9.91
	Class I	1,000.00	883.60	1.09	5.13
	Class R6	1,000.00	884.40	0.90	4.24
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	862.70	1.45	6.75
	Class C	1,000.00	860.10	2.20	10.23
	Class I	1,000.00	864.40	1.20	5.59

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
**	October 2, 2019, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,018.70	1.26%	$ 6.36
	Class C	1,000.00	1,014.90	2.02	10.18
	Class I	1,000.00	1,019.85	1.03	5.20
	Class R6	1,000.00	1,020.75	0.85	4.29
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,018.00	1.40	7.06
	Class C	1,000.00	1,014.25	2.15	10.83
	Class I	1,000.00	1,019.25	1.15	5.81
	Class R6	1,000.00	1,020.55	0.89	4.50
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,017.50	1.50	7.57
	Class C	1,000.00	1,013.75	2.25	11.33
	Class I	1,000.00	1,018.75	1.25	6.31
Duff & Phelps Real Asset Fund
	Class A	1,000.00	1,021.15	0.77	3.89
	Class C	1,000.00	1,017.15	1.57	7.92
	Class I	1,000.00	1,022.40	0.52	2.63
Herzfeld Fund
	Class A	1,000.00	1,017.00	1.60	8.07
	Class C	1,000.00	1,013.25	2.35	11.83
	Class I	1,000.00	1,018.25	1.35	6.81
Horizon Wealth Masters Fund
	Class A	1,000.00	1,018.75	1.25	6.31
	Class C	1,000.00	1,015.00	2.00	10.08
	Class I	1,000.00	1,020.00	1.00	5.05
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,015.75	1.85	9.32
	Class C	1,000.00	1,012.00	2.60	13.08
	Class I	1,000.00	1,017.00	1.60	8.07
	Class R6	1,000.00	1,017.50	1.50	7.57
KAR International Small-Cap Fund
	Class A	1,000.00	1,017.40	1.52	7.67
	Class C	1,000.00	1,013.75	2.25	11.33
	Class I	1,000.00	1,018.70	1.26	6.36
	Class R6	1,000.00	1,019.20	1.16	5.86
KAR International Small-Mid Cap Fund
	Class A	1,000.00	1,017.75	1.45	7.31
	Class C	1,000.00	1,014.00	2.20	11.08
	Class I	1,000.00	1,019.00	1.20	6.06
	Class R6	1,000.00	1,019.50	1.10	5.55
Rampart Equity Trend Fund
	Class A	1,000.00	1,017.15	1.57	7.92
	Class C	1,000.00	1,013.40	2.32	11.68
	Class I	1,000.00	1,018.40	1.32	6.66
	Class R6	1,000.00	1,018.90	1.22	6.16
Rampart Multi-Asset Trend Fund
	Class A	1,000.00	1,016.80	1.64	8.27
	Class C	1,000.00	1,013.05	2.39	12.03
	Class I	1,000.00	1,018.00	1.40	7.06

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2019 TO March 31, 2020
		Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Rampart Sector Trend Fund
	Class A	$1,000.00	$1,020.00	1.00%	$ 5.05
	Class C	1,000.00	1,016.15	1.77	8.92
	Class I	1,000.00	1,021.15	0.77	3.89
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,018.20	1.36	6.86
	Class C	1,000.00	1,014.45	2.11	10.63
	Class I	1,000.00	1,019.55	1.09	5.50
	Class R6	1,000.00	1,020.50	0.90	4.55
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,017.75	1.45	7.31
	Class C	1,000.00	1,014.00	2.20	11.08
	Class I	1,000.00	1,019.00	1.20	6.06

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
The HFRX Equity Market Neutral Index is a common benchmark for long/short market neutral hedge funds, which employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between select securities for purchase and sale.
iShares®
Represents shares of an open-end exchange-traded fund.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) March 31, 2020
Swedish Depositary Receipt (“SDR”)
Represents common shares in foreign companies kept in safe custody with Skandinaviska Enskilda Banken AB, in order to enable listing and trading on OMS Nordic Exchange Stockholm AB (the Stockholm Exchange) in Sweden.
U.S. Treasury-Inflation Protected Securities (TIPS)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2020
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2020.
Duff & Phelps Global Infrastructure Fund
Utilities	52%
Industrials	23
Real Estate	11
Energy	11
Communication Services	3
Total	100%
Duff & Phelps Global Real Estate Securities Fund
Industrial/Office REITs	28%
Residential REITs	20
Real Estate Operating Companies	11
Retail REITs	7
Health Care REITs	6
Office REITs	6
Data Centers REITs	5
Other REITs	17
Total	100%

Duff & Phelps International Real Estate Securities Fund
Real Estate Operating Companies	25%
Industrial/Office REITs	24
Office REITs	13
Residential REITs	11
Retail REITs	7
Diversified Real Estate Activities REITs	7
Specialized REITs	6
Other (includes short-term investment)	7
Total	100%
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds	67%
Exchange-Traded Funds	29
Short-Term Investment	4
Total	100%

Herzfeld Fund
Fixed Income Funds	53%
Preferred Stocks	18
Equity Funds	12
International Equity Funds	11
International Fixed Income Funds	6
Total	100%
Horizon Wealth Masters Fund
Consumer Discretionary	24%
Financials	14
Communication Services	13
Industrials	13
Information Technology	9
Real Estate	8
Consumer Staples	7
Other	12
Total	100%

KAR Emerging Markets Small-Cap Fund
Industrials	32%
Communication Services	24
Consumer Staples	13
Information Technology	9
Financials	5
Consumer Discretionary	3
Materials	2
Other (includes short-term investment)	12
Total	100%
KAR International Small-Cap Fund
Communication Services	29%
Industrials	27
Financials	13
Information Technology	12
Consumer Staples	6
Consumer Discretionary	6
Health Care	3
Other (includes short-term investment)	4
Total	100%

VIRTUS OPPORTUNITIES TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2020
KAR International Small-Mid Cap Fund
Communication Services	29%
Industrials	26
Information Technology	15
Financials	12
Consumer Discretionary	4
Materials	3
Health Care	2
Other (includes short-term investment)	9
Total	100%
Rampart Equity Trend Fund
Short-Term Investment	95%
Consumer Staples	2
Materials	2
Health Care	1
Total	100%

Rampart Multi-Asset Trend Fund
Short-Term Investment	56%
Exchange-Traded Funds	42
Common Stocks	2
Total	100%
Rampart Sector Trend Fund
Short-Term Investment	100%
Total	100%

Vontobel Global Opportunities Fund
Information Technology	23%
Consumer Discretionary	20
Consumer Staples	20
Health Care	13
Communication Services	10
Financials	6
Industrials	5
Other	3
Total	100%
Vontobel Greater European Opportunities Fund
Consumer Staples	23%
Industrials	21
Health Care	15
Consumer Discretionary	15
Information Technology	10
Financials	8
Materials	5
Other	3
Total	100%

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.2%
Communication Services—2.9%
Cellnex Telecom SA 144A (Spain)(1)	50,010	$ 2,268
Energy—10.7%
Cheniere Energy, Inc. (United States)(2)	32,162	1,078
Enbridge, Inc. (Canada)	87,464	2,544
Kinder Morgan, Inc. (United States)	86,494	1,204
Pembina Pipeline Corp. (Canada)	38,862	729
TC Energy Corp. (Canada)	42,405	1,879
Williams Cos., Inc. (The) (United States)	57,835	818
		8,252

Industrials—22.6%
Aena SME SA 144A (Spain)(1)	16,261	1,764
Atlantia SpA (Italy)(2)	95,348	1,185
Auckland International Airport Ltd. (New Zealand)	212,437	633
Canadian Pacific Railway Ltd. (Canada)	7,635	1,677
Ferrovial SA (Spain)	58,278	1,383
Fraport AG Frankfurt Airport Services Worldwide (Germany)(2)	15,335	617
Norfolk Southern Corp. (United States)	12,841	1,875
Sydney Airport (Australia)	316,428	1,093
Transurban Group (Australia)(2)	363,357	2,707
Union Pacific Corp. (United States)	19,219	2,711
Vinci SA (France)	22,463	1,835
		17,480

Real Estate—11.4%
American Tower Corp. (United States)	23,617	5,143
	Shares	Value

Real Estate—continued
Crown Castle International Corp. (United States)	25,425	$ 3,671
		8,814

Utilities—51.6%
Ameren Corp. (United States)	19,248	1,402
American Electric Power Co., Inc. (United States)	30,826	2,465
American Water Works Co., Inc. (United States)	13,699	1,638
Atmos Energy Corp. (United States)	16,550	1,642
CenterPoint Energy, Inc. (United States)	57,100	882
CMS Energy Corp. (United States)	26,321	1,546
Dominion Energy, Inc. (United States)	49,464	3,571
DTE Energy Co. (United States)	11,254	1,069
Edison International (United States)	28,721	1,574
Enel SpA (Italy)	162,100	1,118
Energias de Portugal SA (Portugal)	328,095	1,320
Essential Utilities, Inc. (United States)	32,466	1,321
Fortis, Inc. (Canada)	47,445	1,830
Iberdrola SA (Spain)	142,133	1,390
National Grid plc (United Kingdom)	216,419	2,529
Naturgy Energy Group SA (Spain)	51,229	899
NextEra Energy, Inc. (United States)	23,926	5,757
NiSource, Inc. (United States)	52,986	1,323
Orsted A/S 144A (Denmark)(1)	19,401	1,899
Public Service Enterprise Group, Inc. (United States)	41,050	1,844
	Shares	Value

	Utilities—continued
Sempra Energy (United States)	24,679	$ 2,788
		39,807

	Total Common Stocks (Identified Cost $79,604)	76,621

	Total Long-Term Investments—99.2% (Identified Cost $79,604)	76,621

	TOTAL INVESTMENTS—99.2% (Identified Cost $79,604)	$76,621
	Other assets and liabilities, net—0.8%	595
	NET ASSETS—100.0%	$77,216

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $5,931 or 7.7% of net assets.
(2)	Non-income producing.

Country Weightings†
United States	59%
Canada	11
Spain	10
Australia	5
United Kingdom	3
Italy	3
Denmark	3
Other	6
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$76,621	$53,981	$22,640
Total Investments	$76,621	$53,981	$22,640
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Australia—2.4%
Dexus	501,339	$ 2,778
GPT Group (The) - In Specie(1)(2)	13,566	—
National Storage REIT	2,393,333	2,322
		5,100

Belgium—1.8%
Warehouses De Pauw CVA	137,484	3,924
Canada—4.1%
Boardwalk Real Estate Investment Trust	108,600	1,768
Granite Real Estate Investment Trust	119,829	4,950
Summit Industrial Income REIT	349,400	2,202
		8,920

France—1.0%
Klepierre SA	118,580	2,260
Germany—4.6%
Aroundtown SA	377,480	1,889
Deutsche Wohnen SE	69,500	2,634
Vonovia SE	106,419	5,294
		9,817

Hong Kong—2.5%
Link REIT	292,504	2,466
Swire Properties Ltd.	1,008,000	2,816
		5,282

India—0.9%
Ascendas India Trust	2,260,800	1,902
Ireland—0.9%
Irish Residential Properties REIT plc	1,421,000	1,924
Japan—11.0%
Invesco Office J-REIT, Inc.	20,792	2,754
Kenedix Office Investment Corp.	397	2,102
Kenedix Residential Next Investment Corp.	1,890	2,957
Mitsubishi Estate Co., Ltd.	553,000	8,167
Mitsui Fudosan Logistics Park, Inc.	1,080	4,569
Nippon Prologis REIT, Inc.	1,183	2,977
		23,526

Norway—1.4%
Entra ASA 144A(3)	245,302	2,930
	Shares	Value

Singapore—0.7%
Mapletree Industrial Trust	900,100	$ 1,529
Spain—2.5%
Inmobiliaria Colonial Socimi SA	313,500	2,955
Merlin Properties Socimi SA	311,000	2,347
		5,302

Sweden—2.3%
Catena AB	73,000	2,119
Kungsleden AB	380,300	2,861
		4,980

United Kingdom—5.1%
Derwent London plc	38,310	1,547
Safestore Holdings plc	255,557	2,021
Segro plc	174,928	1,654
UNITE Group plc (The)	371,900	3,711
Workspace Group plc	211,800	1,987
		10,920

United States—56.8%
Alexandria Real Estate Equities, Inc.	43,865	6,012
American Homes 4 Rent Class A	147,550	3,423
Americold Realty Trust	115,711	3,939
Apartment Investment & Management Co. Class A	81,831	2,876
AvalonBay Communities, Inc.	42,465	6,250
Brixmor Property Group, Inc.	214,533	2,038
Cousins Properties, Inc.	123,100	3,603
Crown Castle International Corp.	36,150	5,220
CubeSmart	144,475	3,870
CyrusOne, Inc.	54,861	3,388
Douglas Emmett, Inc.	85,905	2,621
Duke Realty Corp.	198,596	6,431
Equinix, Inc.	11,950	7,464
Equity Residential	104,115	6,425
Essex Property Trust, Inc.	7,077	1,559
Extra Space Storage, Inc.	50,365	4,823
Healthcare Trust of America, Inc. Class A	150,600	3,657
Healthpeak Properties, Inc.	242,400	5,781
Host Hotels & Resorts, Inc.	64,806	715
Invitation Homes, Inc.	161,610	3,454
Mid-America Apartment Communities, Inc.	30,200	3,112
Prologis, Inc.	139,234	11,190
Regency Centers Corp.	45,950	1,766
Rexford Industrial Realty, Inc.	56,700	2,325
	Shares	Value

United States—continued
RLJ Lodging Trust	56,507	$ 436
Ryman Hospitality Properties, Inc.	44,236	1,586
Simon Property Group, Inc.	31,631	1,735
Spirit Realty Capital, Inc.	98,616	2,579
STORE Capital Corp.	116,135	2,104
Sun Communities, Inc.	42,306	5,282
VICI Properties, Inc.	180,050	2,996
Welltower, Inc.	74,600	3,415
		122,075

Total Common Stocks (Identified Cost $231,070)		210,391

Total Long-Term Investments—98.0% (Identified Cost $231,070)		210,391

TOTAL INVESTMENTS—98.0% (Identified Cost $231,070)		$210,391
Other assets and liabilities, net—2.0%		4,383
NET ASSETS—100.0%		$214,774

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $2,930 or 1.4% of net assets.

Country Weightings†
United States	58%
Japan	11
United Kingdom	5
Germany	5
Canada	4
Spain	3
Hong Kong	3
Other	11
Total	100%
† % of total investments as of March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$210,391	$130,996	$79,395	$— (1)
Total Investments	$210,391	$130,996	$79,395	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2020.
See Notes to Financial Statements

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Australia—5.8%
Dexus	216,718	$ 1,201
GPT Group (The) - In Specie(1)(2)	588,920	—
National Storage REIT	1,083,504	1,051
		2,252

Belgium—4.6%
Warehouses De Pauw CVA	62,205	1,776
Canada—7.5%
Boardwalk Real Estate Investment Trust	41,000	668
Granite Real Estate Investment Trust	33,876	1,399
Summit Industrial Income REIT	133,000	838
		2,905

China—1.7%
GDS Holdings Ltd. ADR(2)	11,700	678
France—1.8%
Klepierre SA	36,331	692
Germany—10.2%
Aroundtown SA	152,640	764
Deutsche Wohnen SE	26,800	1,016
Vonovia SE	43,374	2,157
		3,937

Hong Kong—10.5%
Hysan Development Co., Ltd.	168,000	543
Link REIT	232,441	1,959
Swire Properties Ltd.	562,000	1,570
		4,072

India—1.6%
Ascendas India Trust	754,100	634
Ireland—2.1%
Irish Residential Properties REIT plc	604,000	818
Japan—24.8%
Ichigo Office REIT Investment Corp.	555	385
Invesco Office J-REIT, Inc.	7,354	974
Kenedix Office Investment Corp.	200	1,059
Kenedix Residential Next Investment Corp.	891	1,394
LaSalle Logiport REIT	360	488
Mitsubishi Estate Co., Ltd.	169,700	2,506
	Shares	Value

Japan—continued
Mitsui Fudosan Logistics Park, Inc.	341	$ 1,443
Nippon Prologis REIT, Inc.	544	1,369
		9,618

Norway—3.0%
Entra ASA 144A(3)	96,822	1,156
Singapore—2.5%
Mapletree Industrial Trust	561,600	954
Spain—5.3%
Inmobiliaria Colonial Socimi SA	111,500	1,051
Merlin Properties Socimi SA	131,800	995
		2,046

Sweden—4.1%
Catena AB	16,800	488
Kungsleden AB	147,700	1,111
		1,599

United Kingdom—12.1%
Derwent London plc	13,481	545
Safestore Holdings plc	131,326	1,038
Segro plc	106,368	1,005
UNITE Group plc (The)	119,400	1,192
Workspace Group plc	97,700	917
		4,697

Total Common Stocks (Identified Cost $39,431)		37,834

Total Long-Term Investments—97.6% (Identified Cost $39,431)		37,834

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(4)	126,236	126
Total Short-Term Investment (Identified Cost $126)		126

TOTAL INVESTMENTS—97.9% (Identified Cost $39,557)		$37,960
Other assets and liabilities, net—2.1%		816
NET ASSETS—100.0%		$38,776
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $1,156 or 3.0% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	25%
United Kingdom	12
Hong Kong	11
Germany	10
Canada	8
Australia	6
Spain	5
Other	23
Total	100%
† % of total investments as of March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$37,834	$3,582	$34,252	$— (1)
Money Market Mutual Fund	126	126	—	—
Total Investments	$37,960	$3,708	$34,252	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended March 31, 2020.
See Notes to Financial Statements

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—67.1%
Equity Funds—55.4%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	534,873	$ 6,686
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	252,629	6,303
Virtus Duff & Phelps Select MLP and Energy Fund Class I	402,987	1,733
		14,722

Fixed Income Fund—11.7%
Virtus Newfleet Senior Floating Rate Fund Class R6	407,427	3,125
Total Affiliated Mutual Funds (Identified Cost $18,693)		17,847

Exchange-Traded Funds(1)—28.3%
Invesco DB Commodity Index Tracking Fund	73,524	827
Invesco DB Gold Fund	55,000	2,563
Schwab U.S. TIPS ETF	42,500	2,444
	Shares	Value

SPDR S&P Global Natural Resources ETF	55,000	$ 1,702
Total Exchange-Traded Funds (Identified Cost $8,291)		7,536

Total Long-Term Investments—95.4% (Identified Cost $26,984)		25,383

Short-Term Investment—4.4%
Money Market Mutual Fund(1)—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)	1,160,248	1,160
Total Short-Term Investment (Identified Cost $1,160)		1,160

TOTAL INVESTMENTS—99.8% (Identified Cost $28,144)		$26,543
Other assets and liabilities, net—0.2%		47
NET ASSETS—100.0%		$26,590
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Exchange-Traded Funds	$ 7,536	$ 7,536
Affiliated Mutual Funds	17,847	17,847
Money Market Mutual Fund	1,160	1,160
Total Investments	$26,543	$26,543
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Herzfeld Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Closed End Funds(1)—80.4%
Equity Funds—11.4%
Cornerstone Strategic Value Fund, Inc.	241,663	$ 1,962
Cornerstone Total Return Fund, Inc.	131,630	1,048
		3,010

Fixed Income Funds—52.5%
Advent Convertible and Income Fund	26,693	284
Apollo Tactical Income Fund, Inc.	62,227	705
BlackRock Debt Strategies Fund, Inc.	40,261	340
Eaton Vance Ltd. Duration Income Fund	147,531	1,559
Eaton Vance Short Duration Diversified Income Fund	133,083	1,455
Highland Income Fund	343,124	2,927
Nuveen Credit Strategies Income Fund	236,943	1,343
OFS Credit Co., Inc.	59,680	395
PGIM High Yield Bond Fund, Inc.	139,515	1,616
Pioneer Municipal High Income Advantage Trust	39,748	405
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	57,260	733
Vertical Capital Income Fund	140,431	1,177
Western Asset High Income Fund II, Inc.	58,761	294
	Shares	Value

Fixed Income Funds—continued
Western Asset Mortgage Opportunity Fund, Inc.	44,251	$ 566
		13,799

International Equity Funds—10.9%
NexPoint Strategic Opportunities Fund	346,725	2,864
International Fixed Income Funds—5.6%
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	90	1
PGIM Global High Yield Fund, Inc.	132,893	1,470
		1,471

Total Closed End Funds (Identified Cost $29,682)		21,144

Preferred Stocks—17.8%
Financials—17.8%
Allied Capital Corp., 6.875%	41,639	975
Eagle Point Credit Co., Inc., 6.750%	28,519	592
Medallion Financial Corp., 9.000%	66,421	1,422
OFS Capital Corp., 6.375%	1,899	36
Oxford Lane Capital Corp., 6.750%	42,951	795
Oxford Lane Capital Corp., 6.250%	696	12
	Shares	Value

Financials—continued
Oxford Square Capital Corp., 6.500%	8,000	$ 146
PennantPark Investment Corp. Series C, 5.500%	1,100	20
Prospect Capital Corp., 6.250%	33,589	696
		4,694

Total Preferred Stocks (Identified Cost $4,125)		4,694

Total Long-Term Investments—98.2% (Identified Cost $33,807)		25,838

TOTAL INVESTMENTS—98.2% (Identified Cost $33,807)		$25,838
Other assets and liabilities, net—1.8%		465
NET ASSETS—100.0%		$26,303

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Closed End Funds	$21,144	$21,144
Preferred Stocks	4,694	4,694
Total Investments	$25,838	$25,838
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—100.0%
Communication Services—12.9%
Alphabet, Inc. Class C(1)	140	$ 163
AMC Networks, Inc. Class A(1)	5,604	136
Comcast Corp. Class A	4,347	149
Discovery, Inc. Class C(1)	8,282	145
DISH Network Corp. Class A(1)	7,159	143
Facebook, Inc. Class A(1)	1,022	171
Fox Corp. Class A	6,854	162
GCI Liberty, Inc. Class A(1)	3,550	202
IAC/InterActiveCorp (1)	1,118	200
Liberty Braves Group Class C(1)	9,922	189
Liberty Broadband Corp. Class C(1)	1,627	180
Liberty Formula One Class C(1)	6,516	177
Liberty Global plc Class C(1)	9,416	148
Liberty Latin America Ltd. Class C(1)	16,455	169
Liberty Sirius XM Group Class C(1)	5,361	170
Liberty TripAdvisor Holdings, Inc. Class A(1)	123,854	223
Lions Gate Entertainment Corp. Class B(1)	24,846	139
Madison Square Garden Co. (The) Class A(1)	765	162
MSG Networks, Inc. Class A(1)	12,909	132
News Corp. Class A	16,169	145
ViacomCBS, Inc. Class B	12,379	173
		3,478

Consumer Discretionary—24.0%
Amazon.com, Inc.(1)	83	162
American Eagle Outfitters, Inc.	17,050	136
AutoNation, Inc.(1)	5,992	168
Buckle, Inc. (The)	9,453	130
Carnival Corp.	15,658	206
Choice Hotels International, Inc.	2,794	171
Columbia Sportswear Co.	2,465	172
Designer Brands, Inc. Class A	26,826	134
Dick’s Sporting Goods, Inc.	8,401	179
Dillard’s, Inc. Class A	3,504	129
eBay, Inc.	5,278	159
Expedia Group, Inc.	3,232	182
Gap, Inc. (The)	19,354	136
Garmin Ltd.	2,229	167
Horton (D.R.), Inc.	5,209	177
Hyatt Hotels Corp. Class A	3,930	188
L Brands, Inc.	14,556	168
Lands’ End, Inc.(1)	23,061	123
Las Vegas Sands Corp.	3,878	165
Lennar Corp. Class A	4,944	189
Marriott International, Inc. Class A	2,342	175
	Shares	Value

Consumer Discretionary—continued
Marriott Vacations Worldwide Corp.	3,783	$ 210
Mohawk Industries, Inc.(1)	2,355	180
Newell Brands, Inc.	12,575	167
Nordstrom, Inc.	7,352	113
Penn National Gaming, Inc.(1)	25,685	325
Penske Automotive Group, Inc.	6,694	187
Qurate Retail, Inc. Class A(1)	35,036	214
Ralph Lauren Corp.	2,217	148
Red Rock Resorts, Inc. Class A	27,066	231
Restaurant Brands International, Inc.	5,215	209
Tenneco, Inc. Class A	48,270	174
Tesla, Inc.(1)	365	191
Under Armour, Inc. Class C(1)	19,550	158
Urban Outfitters, Inc.(1)	9,712	138
Wendy’s Co. (The)	14,647	218
WW International, Inc.(1)	10,426	176
		6,455

Consumer Staples—6.9%
Boston Beer Co., Inc. (The) Class A(1)	492	181
Brown-Forman Corp. Class B	2,775	154
Constellation Brands, Inc. Class A	1,271	182
Estee Lauder Cos., Inc. (The) Class A	999	159
Hostess Brands, Inc.(1)	15,242	163
Lancaster Colony Corp.	955	138
Monster Beverage Corp.(1)	2,882	162
Nomad Foods Ltd.(1)	9,879	184
PriceSmart, Inc.	3,355	176
Spectrum Brands Holdings, Inc.	5,781	210
Tootsie Roll Industries, Inc.	4,398	158
		1,867

Energy—4.4%
Cheniere Energy, Inc.(1)	4,928	165
Continental Resources, Inc.	17,190	131
CVR Energy, Inc.	7,876	130
Exterran Corp.(1)	31,387	151
Hess Corp.	5,044	168
Par Pacific Holdings, Inc.(1)	19,694	140
RPC, Inc.	62,478	129
W&T Offshore, Inc.(1)	95,976	163
		1,177

Financials—13.9%
American Financial Group, Inc.	2,972	208
Berkley (W.R.) Corp.	3,231	169
Berkshire Hathaway, Inc. Class B(1)	895	164
BOK Financial Corp.	3,924	167
Brown & Brown, Inc.	4,502	163
	Shares	Value

Financials—continued
Charles Schwab Corp. (The)	4,908	$ 165
Cohen & Steers, Inc.	4,037	183
Erie Indemnity Co. Class A	971	144
First Citizens BancShares, Inc. Class A	495	165
Franklin Resources, Inc.	8,040	134
Greenlight Capital Re Ltd. Class A(1)	26,850	160
Hilltop Holdings, Inc.	11,904	180
Interactive Brokers Group, Inc. Class A	3,846	166
Jefferies Financial Group, Inc.	11,425	156
Loews Corp.	4,191	146
Mercury General Corp.	4,477	182
Morningstar, Inc.	1,422	165
National General Holdings Corp.	11,349	188
PJT Partners, Inc. Class A	5,657	245
Raymond James Financial, Inc.	2,339	148
Third Point Reinsurance Ltd.(1)	25,591	190
Virtu Financial, Inc. Class A	7,566	158
		3,746

Health Care—3.2%
AquaBounty Technologies, Inc.(1)	94,468	154
Bruker Corp.	4,365	156
Danaher Corp.	1,260	174
NantKwest, Inc.(1)	53,702	155
Precigen, Inc.(1)	61,120	208
		847

Industrials—12.7%
Air Lease Corp.	10,561	234
Atlas Corp.	23,688	182
Cintas Corp.	854	148
Colfax Corp.(1)	9,772	194
Covanta Holding Corp.	17,463	149
FedEx Corp.	1,402	170
Fortive Corp.	3,391	187
Heartland Express, Inc.	8,957	166
Herc Holdings, Inc.(1)	10,723	219
Hertz Global Holdings, Inc.(1)	37,657	233
MasTec, Inc.(1)	5,726	187
MSC Industrial Direct Co., Inc. Class A	3,098	170
Navistar International Corp.(1)	8,658	143
Rollins, Inc.	4,389	159
Timken Co. (The)	5,504	178
W.W. Grainger, Inc.	666	166
Welbilt, Inc.(1)	36,756	189
Werner Enterprises, Inc.	4,602	167
XPO Logistics, Inc.(1)	3,721	181
		3,422

Information Technology—8.6%
Amkor Technology, Inc.(1)	24,137	188
See Notes to Financial Statements

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Shares	Value

Information Technology—continued
Cloudera, Inc.(1)	23,055	$ 181
Conduent, Inc.(1)	83,691	205
EchoStar Corp. Class A(1)	5,248	168
Intuit, Inc.	723	166
Oracle Corp.	3,465	168
Paychex, Inc.	2,694	170
Pegasystems, Inc.	2,363	168
RealPage, Inc.(1)	3,502	185
salesforce.com, Inc.(1)	1,120	161
SS&C Technologies Holdings, Inc.	4,108	180
TTEC Holdings, Inc.	5,368	197
Xerox Holdings Corp.	8,954	170
		2,307

Materials—4.9%
Element Solutions, Inc.(1)	21,039	176
LyondellBasell Industries NV Class A	3,617	179
NewMarket Corp.	401	153
Novagold Resources, Inc.(1)	20,901	154
Scotts Miracle-Gro Co. (The)	1,744	179
Silgan Holdings, Inc.	5,914	172
TimkenSteel Corp.(1)	47,572	154
Westlake Chemical Corp.	4,216	161
		1,328

Real Estate—8.5%
American Homes 4 Rent Class A	7,525	175
Colony Capital, Inc.	106,971	187
	Shares	Value

Real Estate—continued
Equity LifeStyle Properties, Inc.	3,361	$ 193
Equity Residential	2,581	159
Gaming and Leisure Properties, Inc.	8,903	247
Host Hotels & Resorts, Inc.	15,101	167
Howard Hughes Corp. (The)(1)	3,450	174
JBG SMITH Properties	5,453	174
Marcus & Millichap, Inc.(1)	5,765	156
Seritage Growth Properties Class A	18,378	167
Simon Property Group, Inc.	2,808	154
Urban Edge Properties	18,178	160
Vornado Realty Trust	4,740	172
		2,285

Total Common Stocks (Identified Cost $28,246)		26,912

Total Long-Term Investments—100.0% (Identified Cost $28,246)		26,912

TOTAL INVESTMENTS—100.0% (Identified Cost $28,246)		$26,912
Other assets and liabilities, net—0.0%		1
NET ASSETS—100.0%		$26,913

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	93%
Canada	2
Bermuda	1
Virgin Islands(British)	1
Marshall Islands	1
Netherlands	1
Switzerland	1
Total	100%
† % of total investments as of March 31, 2020.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$26,912	$26,912
Total Investments	$26,912	$26,912
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—90.0%
Communication Services—24.0%
Addcn Technology Co., Ltd. (Taiwan)	559,000	$ 3,610
Auto Trader Group plc (United Kingdom)	752,750	4,068
Autohome, Inc. ADR (China)(1)	49,881	3,542
carsales.com Ltd. (Australia)	432,903	3,111
Sarana Menara Nusantara Tbk PT (Indonesia)	72,560,800	2,994
Sea Ltd. ADR (Thailand)(1)	118,800	5,264
Wirtualna Polska Holding SA (Poland)	186,490	2,414
Wise Talent Information Technology Co., Ltd. (China)(1)	276,400	553
Yandex N.V. Class A (Russia)(1)	72,900	2,482
		28,038

Consumer Discretionary—2.6%
Union Auction PCL (Thailand)	24,380,000	3,076
Consumer Staples—12.9%
Anhui Gujing Distillery Co., Ltd. Class B (China)	386,300	3,029
Carlsberg Brewery Malaysia Bhd (Malaysia)	250,000	1,436
Cia Cervecerias Unidas SA Sponsored ADR (Chile)	131,053	1,754
Heineken Malaysia Bhd (Malaysia)	779,600	3,923
Taisun International Holding Corp. (Taiwan)	1,230,074	4,879
		15,021

Financials—5.0%
Vostok New Ventures Ltd. SDR (Sweden)(1)	1,087,147	5,791
Health Care—1.8%
Haw Par Corp., Ltd. (Singapore)	294,000	2,123
	Shares	Value

Industrials—31.7%
51job, Inc. ADR (China)(1)	38,842	$ 2,385
HeadHunter Group plc ADR (Russia)	430,800	6,880
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,986,000	3,570
Marel HF (Iceland)	833,700	3,239
NICE Information Service Co., Ltd. (South Korea)	504,160	5,432
S-1 Corp. (South Korea)	67,244	4,438
SaraminHR Co., Ltd. (South Korea)	163,400	3,206
Sporton International, Inc. (Taiwan)	520,720	2,715
Taiwan Secom Co., Ltd. (Taiwan)	406,874	1,098
Voltronic Power Technology Corp. (Taiwan)	193,500	4,021
		36,984

Information Technology—9.4%
Douzone Bizon Co., Ltd. (South Korea)	22,892	1,510
Humanica PCL Foreign Shares (Thailand)	14,226,600	2,637
TOTVS SA (Brazil)	252,959	2,264
Webcash Corp. (South Korea)	146,935	4,626
		11,037

Materials—2.6%
Corp. Moctezuma SAB de C.V. (Mexico)	1,372,583	3,027
Total Common Stocks (Identified Cost $112,614)		105,097

Total Long-Term Investments—90.0% (Identified Cost $112,614)		105,097

	Shares	Value

Short-Term Investment—9.8%
Money Market Mutual Fund—9.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	11,464,992	$ 11,465
Total Short-Term Investment (Identified Cost $11,465)		11,465

TOTAL INVESTMENTS—99.8% (Identified Cost $124,079)		$116,562
Other assets and liabilities, net—0.2%		288
NET ASSETS—100.0%		$116,850

Abbreviations:
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Taiwan	17%
South Korea	16
United States	10
Thailand	9
China	8
Russia	8
Sweden	5
Other	27
Total	100%
† % of total investments as of March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$105,097	$33,864	$71,233
Money Market Mutual Fund	11,465	11,465	—
Total Investments	$116,562	$45,329	$71,233
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—97.3%
Communication Services—28.4%
Addcn Technology Co., Ltd. (Taiwan)	2,497,000	$ 16,125
Adevinta ASA (Norway)(1)	3,673,743	33,259
Ascential plc (United Kingdom)	13,356,562	40,598
Auto Trader Group plc (United Kingdom)	14,369,960	77,652
carsales.com Ltd. (Australia)	2,793,361	20,071
CTS Eventim AG & Co. KGaA (Germany)	389,600	17,827
Karnov Group AB (Sweden)(1)	9,090,198	47,297
MarkLines Co., Ltd. (Japan)	791,000	11,873
Rightmove plc (United Kingdom)	13,433,610	81,017
Scout24 AG (Germany)	1,232,469	73,676
		419,395

Consumer Discretionary—5.5%
Goldlion Holdings Ltd. (Hong Kong)	25,251,816	5,666
Mercari, Inc. (Japan)(1)	2,314,200	44,944
Moneysupermarket.com Group plc (United Kingdom)	8,202,127	30,480
		81,090

Consumer Staples—6.3%
Anhui Gujing Distillery Co., Ltd. Class B (China)	2,349,934	18,428
Cia Cervecerias Unidas SA Sponsored ADR (Chile)	2,771,843	37,087
Heineken Malaysia Bhd (Malaysia)	5,639,100	28,376
Taisun International Holding Corp. (Taiwan)	2,280,626	9,047
		92,938

Energy—2.3%
Computer Modelling Group Ltd. (Canada)	5,619,390	15,293
Pason Systems, Inc. (Canada)	4,288,523	19,046
		34,339

Financials—12.7%
Euroz Ltd. (Australia)	6,082,168	2,781
Gruppo Mutuionline SpA (Italy)	1,662,916	27,914
	Shares	Value

Financials—continued
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	6,611,087	$ 43,151
Numis Corp. plc (United Kingdom)	5,334,820	13,624
Sabre Insurance Group plc (United Kingdom)	14,966,973	53,134
Vostok New Ventures Ltd. SDR (Bermuda)(1)	8,691,541	46,299
		186,903

Health Care—2.9%
Haw Par Corp., Ltd. (Singapore)	5,881,019	42,461
Industrials—26.3%
AIT Corp. (Japan)	918,500	6,207
Asiakastieto Group Oyj (Finland)	1,058,191	29,739
en-japan, Inc. (Japan)	125,200	2,326
Golden Friends Corp. (Taiwan)	4,158,000	7,682
Haitian International Holdings Ltd. (Hong Kong)	20,126,000	37,330
HeadHunter Group plc ADR (Russia)	5,323,919	85,023
Howden Joinery Group plc (United Kingdom)	4,674,700	29,407
Hy-Lok Corp. (South Korea)	566,397	4,756
JOST Werke AG (Germany)	651,634	15,712
Kerry TJ Logistics Co., Ltd. (Taiwan)	15,556,000	18,599
Lumax International Corp., Ltd. (Taiwan)	7,818,259	14,176
Marel HF (Iceland)	12,883,556	50,049
Rotork plc (United Kingdom)	7,060,300	18,680
S-1 Corp. (South Korea)	154,024	10,164
SJR in Scandinavia AB Class B (Sweden)	432,148	740
VAT Group AG (Switzerland)	175,870	23,979
Voltronic Power Technology Corp. (Taiwan)	1,660,000	34,498
		389,067

Information Technology—11.5%
Alten SA (France)	500,153	35,199
Bouvet ASA (Norway)	1,066,570	33,471
Douzone Bizon Co., Ltd. (South Korea)	242,545	16,006
e-Credible Co., Ltd. (South Korea)	307,062	4,322
FDM Group Holdings plc (United Kingdom)	2,599,590	23,596
	Shares	Value

Information Technology—continued
Fortnox AB (Sweden)	1,017,524	$ 16,869
Rakus Co., Ltd. (Japan)	213,900	3,169
SimCorp A/S (Denmark)	391,883	32,674
Webstep AS (Norway)	3,119,279	4,734
		170,040

Materials—1.4%
Corp. Moctezuma SAB de C.V. (Mexico)	9,325,218	20,563
Total Common Stocks (Identified Cost $1,684,074)		1,436,796

Total Long-Term Investments—97.3% (Identified Cost $1,684,074)		1,436,796

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	13,905,601	13,906
Total Short-Term Investment (Identified Cost $13,906)		13,906

TOTAL INVESTMENTS—98.3% (Identified Cost $1,697,980)		$1,450,702
Other assets and liabilities, net—1.7%		25,727
NET ASSETS—100.0%		$1,476,429

Abbreviations:
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	28%
Germany	7
Taiwan	7
Russia	6
Norway	5
Japan	5
Sweden	5
Other	37
Total	100%
† % of total investments as of March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,436,796	$193,881	$1,242,915
Money Market Mutual Fund	13,906	13,906	—
Total Investments	$1,450,702	$207,787	$1,242,915
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—93.8%
Communication Services—29.1%
Adevinta ASA (Norway)(1)	31,678	$ 287
Ascential plc (United Kingdom)	62,587	190
Auto Trader Group plc (United Kingdom)	85,580	462
carsales.com Ltd. (Australia)	16,152	116
CTS Eventim AG & Co. KGaA (Germany)	6,177	283
Karnov Group AB (Sweden)(1)	52,174	271
MarkLines Co., Ltd. (Japan)	2,100	32
Rightmove plc (United Kingdom)	79,929	482
Scout24 AG (Germany)	6,575	393
Yandex N.V. Class A (Russia)(1)	4,479	153
		2,669

Consumer Discretionary—3.5%
Mercari, Inc. (Japan)(1)	11,100	215
Union Auction PCL (Thailand)	791,000	100
		315

Consumer Staples—1.4%
Cia Cervecerias Unidas SA Sponsored ADR (Chile)	9,776	131
Energy—1.3%
Pason Systems, Inc. (Canada)	25,899	115
Financials—11.7%
Gruppo Mutuionline SpA (Italy)	16,700	280
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	46,533	304
Sabre Insurance Group plc (United Kingdom)	58,551	208
Vostok New Ventures Ltd. SDR (Bermuda)(1)	52,937	282
		1,074

Health Care—1.8%
Haw Par Corp., Ltd. (Singapore)	23,000	166
Industrials—26.2%
51job, Inc. ADR (China)(1)	3,059	188
	Shares	Value

Industrials—continued
Asiakastieto Group Oyj (Finland)	3,385	$ 95
DSV PANALPINA A/S (Denmark)	1,640	149
en-japan, Inc. (Japan)	200	4
Haitian International Holdings Ltd. (Hong Kong)	70,000	130
HeadHunter Group plc ADR (Russia)	32,002	511
JOST Werke AG (Germany)	2,181	53
Knorr-Bremse AG (Germany)	1,870	165
Marel HF (Iceland)	50,477	196
MTU Aero Engines AG (Germany)	791	114
Rotork plc (United Kingdom)	40,194	106
S-1 Corp. (South Korea)	1,804	119
Simplybiz Group plc (The) (United Kingdom)	95,937	173
VAT Group AG (Switzerland)	1,119	153
Voltronic Power Technology Corp. (Taiwan)	12,000	249
		2,405

Information Technology—15.4%
Admicom Oyj (Finland)	1,420	104
Alten SA (France)	3,515	247
Bouvet ASA (Norway)	5,188	163
FDM Group Holdings plc (United Kingdom)	15,911	145
Fortnox AB (Sweden)	8,636	143
Freee KK (Japan)(1)	5,300	170
SimCorp A/S (Denmark)	2,913	243
Webcash Corp. (South Korea)	6,355	200
		1,415

Materials—3.4%
Chr. Hansen Holding A/S (Denmark)	2,321	171
Corp. Moctezuma SAB de C.V. (Mexico)	63,122	139
		310

Total Common Stocks (Identified Cost $8,611)		8,600

Total Long-Term Investments—93.8% (Identified Cost $8,611)		8,600

	Shares	Value

Short-Term Investment—6.4%
Money Market Mutual Fund—6.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	591,752	$ 592
Total Short-Term Investment (Identified Cost $592)		592

TOTAL INVESTMENTS—100.2% (Identified Cost $9,203)		$9,192
Other assets and liabilities, net—(0.2)%		(20)
NET ASSETS—100.0%		$9,172

Abbreviations:
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United Kingdom	23%
Germany	11
Russia	7
United States	6
Denmark	6
Norway	5
Japan	5
Other	37
Total	100%
† % of total investments as of March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$8,600	$1,480	$7,120
Money Market Mutual Fund	592	592	—
Total Investments	$9,192	$2,072	$7,120
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—4.9%
Consumer Staples—1.7%
Kroger Co. (The)	117,292	$ 3,533
Health Care—1.6%
AbbVie, Inc.	9,727	741
Alexion Pharmaceuticals, Inc.(1)	1,467	132
Amgen, Inc.	4,049	821
Biogen, Inc.(1)	1,191	377
Gilead Sciences, Inc.	8,491	635
Incyte Corp.(1)	1,195	87
Regeneron Pharmaceuticals, Inc.(1)	529	258
Vertex Pharmaceuticals, Inc.(1)	1,686	401
		3,452

	Shares	Value

Materials—1.6%
Newmont Corp.	77,538	$ 3,511
Total Common Stocks (Identified Cost $10,057)		10,496

Total Long-Term Investments—4.9% (Identified Cost $10,057)		10,496

Short-Term Investment—92.3%
Money Market Mutual Fund—92.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	197,064,019	197,064
Total Short-Term Investment (Identified Cost $197,064)		197,064

TOTAL INVESTMENTS—97.2% (Identified Cost $207,121)		$207,560
Other assets and liabilities, net—2.8%		5,897
NET ASSETS—100.0%		$213,457

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$ 10,496	$ 10,496
Money Market Mutual Fund	197,064	197,064
Total Investments	$207,560	$207,560
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—1.7%
Consumer Staples—0.6%
Kroger Co. (The)	7,845	$ 236
Health Care—0.6%
AbbVie, Inc.	650	49
Alexion Pharmaceuticals, Inc.(1)	98	9
Amgen, Inc.	271	55
Biogen, Inc.(1)	80	25
Gilead Sciences, Inc.	570	43
Incyte Corp.(1)	80	6
Regeneron Pharmaceuticals, Inc.(1)	35	17
Vertex Pharmaceuticals, Inc.(1)	113	27
		231

Materials—0.5%
Newmont Corp.	5,052	229
Total Common Stocks (Identified Cost $669)		696

Exchange-Traded Funds(2)—40.0%
Invesco DB Gold Fund	27,765	1,294
Invesco DB US Dollar Index Bullish Fund	49,098	1,317
iShares 1-3 Year Treasury Bond ETF	82,537	7,154
	Shares	Value

iShares 20+ Year Treasury Bond ETF	28,841	$ 4,758
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	14,464	1,325
Total Exchange-Traded Funds (Identified Cost $14,957)		15,848

Total Long-Term Investments—41.7% (Identified Cost $15,626)		16,544

Short-Term Investment—53.4%
Money Market Mutual Fund—53.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(2)	21,149,589	21,150
Total Short-Term Investment (Identified Cost $21,150)		21,150

TOTAL INVESTMENTS—95.1% (Identified Cost $36,776)		$37,694
Other assets and liabilities, net—4.9%		1,945
NET ASSETS—100.0%		$39,639
Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$ 696	$ 696
Exchange-Traded Funds	15,848	15,848
Money Market Mutual Fund	21,150	21,150
Total Investments	$37,694	$37,694
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Short-Term Investment—95.4%
Money Market Mutual Fund—95.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(1)	144,096,815	$ 144,097
Total Short-Term Investment (Identified Cost $144,097)		144,097

TOTAL INVESTMENTS—95.4% (Identified Cost $144,097)		$144,097
Other assets and liabilities, net—4.6%		7,005
NET ASSETS—100.0%		$151,102

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices
Assets:
Money Market Mutual Fund	$144,097	$144,097
Total Investments	$144,097	$144,097
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Communication Services—9.5%
Alphabet, Inc. Class C (United States)(1)	6,220	$ 7,233
Comcast Corp. Class A (United States)	171,715	5,903
Tencent Holdings Ltd. (China)	149,684	7,398
Walt Disney Co. (The) (United States)	60,834	5,877
		26,411

Consumer Discretionary—19.2%
adidas AG (Germany)	13,522	3,002
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	43,335	8,428
Amazon.com, Inc. (United States)(1)	6,139	11,969
Booking Holdings, Inc. (Netherlands)(1)	4,430	5,960
EssilorLuxottica SA (France)	32,204	3,410
Flutter Entertainment plc (Ireland)	42,779	3,848
LVMH Moet Hennessy Louis Vuitton SE (France)	10,196	3,740
NIKE, Inc. Class B (United States)	42,856	3,546
O’Reilly Automotive, Inc. (United States)(1)	11,596	3,491
Ross Stores, Inc. (United States)	30,151	2,622
Starbucks Corp. (United States)	52,864	3,475
		53,491

Consumer Staples—19.1%
Alimentation Couche-Tard, Inc. Class B (Canada)	305,724	7,201
Anheuser-Busch InBev NV (Belgium)	113,376	5,008
Coca-Cola Co. (The) (United States)	147,208	6,514
Heineken NV (Netherlands)	64,356	5,461
Nestle S.A. Registered Shares (Switzerland)	95,000	9,725
PepsiCo, Inc. (United States)	46,842	5,626
Unilever NV (Netherlands)	215,397	10,587
	Shares	Value

Consumer Staples—continued
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,356,515	$ 3,196
		53,318

Financials—5.8%
Berkshire Hathaway, Inc. Class B (United States)(1)	26,380	4,823
CME Group, Inc. (United States)	14,705	2,543
HDFC Bank Ltd. (India)	407,073	4,639
Housing Development Finance Corp., Ltd. (India)	191,937	4,143
		16,148

Health Care—12.9%
Becton, Dickinson & Co. (United States)	24,192	5,559
Boston Scientific Corp. (United States)(1)	164,405	5,364
Intuitive Surgical, Inc. (United States)(1)	6,353	3,146
Johnson & Johnson (United States)	51,354	6,734
Medtronic plc (United States)	84,449	7,616
UnitedHealth Group, Inc. (United States)	31,083	7,751
		36,170

Industrials—5.3%
RELX plc (United Kingdom)	190,707	4,077
Safran SA (France)	68,318	6,053
Teleperformance (France)	15,549	3,221
Wolters Kluwer NV (Netherlands)	18,756	1,330
		14,681

Information Technology—22.3%
Adobe, Inc. (United States)(1)	9,372	2,982
Mastercard, Inc. Class A (United States)	42,276	10,212
Microsoft Corp. (United States)	86,428	13,631
PayPal Holdings, Inc. (United States)(1)	44,103	4,222
SAP SE (Germany)	82,606	9,223
Synopsys, Inc. (United States)(1)	26,016	3,351
	Shares	Value

Information Technology—continued
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	59,714	$ 2,854
Tata Consultancy Services Ltd. (India)	250,434	6,025
Visa, Inc. Class A (United States)	60,794	9,795
		62,295

Materials—2.5%
Air Liquide SA (France)	22,405	2,860
Sherwin-Williams Co. (The) (United States)	9,079	4,172
		7,032

Real Estate—0.6%
American Tower Corp. (United States)	7,881	1,716
Total Common Stocks (Identified Cost $223,033)		271,262

Total Long-Term Investments—97.2% (Identified Cost $223,033)		271,262

TOTAL INVESTMENTS—97.2% (Identified Cost $223,033)		$271,262
Other assets and liabilities, net—2.8%		7,926
NET ASSETS—100.0%		$279,188

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	55%
Netherlands	9
France	7
China	6
India	5
Germany	5
Switzerland	4
Other	9
Total	100%
† % of total investments as of March 31, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$271,262	$177,512	$93,750
Total Investments	$271,262	$177,512	$93,750
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Shares	Value
Preferred Stock—3.4%
Health Care—3.4%
Grifols SA (Preference Shares), Class B, 0.000% (Spain)	6,005	$ 118
Total Preferred Stock (Identified Cost $99)		118

Common Stocks—92.1%
Communication Services—2.8%
Cellnex Telecom SA 144A (Spain)(1)	2,153	98
Consumer Discretionary—13.9%
adidas AG (Germany)	286	64
Booking Holdings, Inc. (Netherlands)(2)	37	50
Brunello Cucinelli S.p.A (Italy)	255	8
EssilorLuxottica SA (France)	728	77
Ferrari NV (Italy)	178	27
Flutter Entertainment plc (Ireland)	735	66
Hermes International (France)	18	12
Industria de Diseno Textil SA (Spain)	1,297	34
La Francaise des Jeux SAEM 144A (France)(1)(2)	1,540	39
LVMH Moet Hennessy Louis Vuitton SE (France)	145	53
Prosus NV (Netherlands)(2)	796	56
		486

Consumer Staples—22.1%
Anheuser-Busch InBev NV (Belgium)	1,439	64
Diageo plc (United Kingdom)	1,799	57
Heineken NV (Netherlands)	794	67
L’Oreal SA (France)	140	36
Nestle S.A. Registered Shares (Switzerland)	1,989	204
Pernod Ricard SA (France)	299	42
Philip Morris International, Inc. (United States)	1,414	103
Reckitt Benckiser Group plc (United Kingdom)	406	31
	Shares	Value

Consumer Staples—continued
Unilever NV (Netherlands)	3,431	$ 169
		773

Financials—7.5%
Bankinter SA (Spain)	4,258	15
Groupe Bruxelles Lambert SA (Belgium)	428	34
KBC Group NV (Belgium)	516	23
London Stock Exchange Group plc (United Kingdom)	1,403	126
Pargesa Holding SA (Switzerland)	436	29
Svenska Handelsbanken AB Class A (Sweden)(2)	2,207	18
UBS Group AG Registered Shares (Switzerland)	1,987	18
		263

Health Care—10.7%
Alcon, Inc. (Switzerland)(2)	2,068	106
Coloplast A/S Class B (Denmark)	274	40
Eurofins Scientific SE (Luxembourg)	129	63
Lonza Group AG (Switzerland)	126	52
Medtronic plc (United States)	1,281	115
		376

Industrials—20.4%
Ashtead Group plc (United Kingdom)	2,640	57
DCC plc (Ireland)	1,133	71
IMCD NV (Netherlands)	559	40
Kingspan Group plc (Ireland)	776	42
RELX plc (United Kingdom)	5,015	107
Rentokil Initial plc (United Kingdom)	17,538	84
Safran SA (France)	590	52
Teleperformance (France)	520	108
Vinci SA (France)	635	52
Wolters Kluwer NV (Netherlands)	1,460	103
		716

Information Technology—9.7%
Accenture plc Class A (United States)	797	130
	Shares	Value

Information Technology—continued
Adyen NV (Netherlands)(2)	31	$ 26
Amadeus IT Group SA (Spain)	681	32
Halma plc (United Kingdom)	757	18
SAP SE (Germany)	1,210	135
		341

Materials—5.0%
Air Liquide SA (France)	720	92
Sika AG Registered Shares (Switzerland)	506	83
		175

Total Common Stocks (Identified Cost $2,534)		3,228

Total Long-Term Investments—95.5% (Identified Cost $2,633)		3,346

TOTAL INVESTMENTS—95.5% (Identified Cost $2,633)		$3,346
Other assets and liabilities, net—4.5%		159
NET ASSETS—100.0%		$3,505

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $137 or 3.9% of net assets.
(2)	Non-income producing.

Country Weightings†
France	17%
Netherlands	15
Switzerland	15
United Kingdom	14
United States	10
Spain	9
Germany	6
Other	14
Total	100%
† % of total investments as of March 31, 2020.
See Notes to Financial Statements

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$3,228	$424	$2,804
Preferred Stock	118	—	118
Total Investments	$3,346	$424	$2,922
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund
Assets
Investment in securities at value(1)	$ 76,621	$ 210,391	$ 37,960
Foreign currency at value(2)	— (a)	— (a)	— (a)
Cash	1,391	3,835	969
Receivables
Investment securities sold	1,172	—	—
Fund shares sold	31	1,057	77
Dividends	85	844	113
Tax reclaims	30	52	20
Prepaid Trustees’ retainer	3	6	2
Prepaid expenses	31	49	18
Other assets	8	21	4
Total assets	79,372	216,255	39,163
Liabilities
Payables
Fund shares repurchased	73	738	8
Investment securities purchased	1,964	461	312
Investment advisory fees	48	142	30
Distribution and service fees	16	11	1
Administration and accounting fees	9	21	5
Transfer agent and sub-transfer agent fees and expenses	15	62	7
Professional fees	16	16	19
Trustee deferred compensation plan	8	21	4
Interest expense and/or commitment fees	1	—	1
Other accrued expenses	6	9	— (a)
Total liabilities	2,156	1,481	387
Net Assets	$ 77,216	$ 214,774	$ 38,776
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 81,591	$ 243,175	$ 48,108
Accumulated earnings (loss)	(4,375)	(28,401)	(9,332)
Net Assets	$ 77,216	$ 214,774	$ 38,776
Net Assets:
Class A	$ 27,831	$ 18,919	$ 2,190
Class C	$ 10,465	$ 6,893	$ 586
Class I	$ 29,702	$ 166,621	$ 36,000
Class R6	$ 9,218	$ 22,341	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,227,537	740,023	374,660
Class C	839,931	283,737	100,733
Class I	2,376,783	6,699,816	6,179,399
Class R6	737,467	895,617	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 12.49	$ 25.56	$ 5.85
Class C	$ 12.46	$ 24.29	$ 5.81
Class I	$ 12.50	$ 24.87	$ 5.83
Class R6	$ 12.50	$ 24.95	$ —
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 13.25	$ 27.12	$ 6.21
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 79,604	$ 231,070	$ 39,557
(2) Foreign currency at cost	$ —(a)	$ —(a)	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Asset Fund	Herzfeld Fund	Horizon Wealth Masters Fund
Assets
Investment in securities at value(1)	$ 8,696	$ 25,838	$ 26,912
Investment in affiliated funds at value(2)	17,847	—	—
Cash	— (a)	—	106
Receivables
Investment securities sold	—	2,418	3,989
Fund shares sold	8	46	— (a)
Dividends	20	311	42
Securities lending income	—	—	— (a)
Prepaid Trustees’ retainer	1	1	1
Prepaid expenses	68	17	18
Other assets	3	3	3
Total assets	26,643	28,634	31,071
Liabilities
Due to custodian	—	177	—
Payables
Fund shares repurchased	14	136	346
Investment securities purchased	19	59	3,755
Redemption facility (See Note 10)	—	1,900	—
Investment advisory fees	—	24	11
Distribution and service fees	4	9	11
Administration and accounting fees	3	4	3
Transfer agent and sub-transfer agent fees and expenses	7	7	8
Professional fees	—	9	15
Trustee deferred compensation plan	3	3	3
Interest expense and/or commitment fees	— (a)	— (a)	— (a)
Other accrued expenses	3	3	6
Total liabilities	53	2,331	4,158
Net Assets	$ 26,590	$ 26,303	$ 26,913
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 54,991	$ 34,892	$ 29,405
Accumulated earnings (loss)	(28,401)	(8,589)	(2,492)
Net Assets	$ 26,590	$ 26,303	$ 26,913
Net Assets:
Class A	$ 11,626	$ 3,312	$ 7,261
Class C	$ 1,064	$ 8,175	$ 9,280
Class I	$ 13,900	$ 14,816	$ 10,372
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,318,995	401,065	655,803
Class C	119,199	993,534	877,134
Class I	1,582,806	1,793,977	930,288
Net Asset Value and Redemption Price Per Share:
Class A	$ 8.81	$ 8.26	$ 11.07
Class C	$ 8.93	$ 8.23	$ 10.58
Class I	$ 8.78	$ 8.26	$ 11.15
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Asset Fund	Herzfeld Fund	Horizon Wealth Masters Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 9.35	$ 8.76	$ 11.75
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in unaffiliated securities at cost	$ 9,451	$ 33,807	$ 28,246
(2) Investment in affiliated funds at cost	$ 18,693	$ —	$ —

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	KAR Emerging Markets Small-Cap Fund	KAR International Small-Cap Fund	KAR International Small-Mid Cap Fund
Assets
Investment in securities at value(1)	$ 116,562	$ 1,450,702	$ 9,192
Cash	188	21,176	—
Receivables
Investment securities sold	—	3,980	16
Fund shares sold	1,655	10,591	10
Receivable from adviser	—	—	7
Dividends	699	4,801	25
Tax reclaims	4	139	1
Prepaid Trustees’ retainer	3	50	—
Prepaid expenses	45	181	—
Other assets	11	143	1
Total assets	119,167	1,491,763	9,252
Liabilities
Due to custodian	11	7	— (a)
Payables
Fund shares repurchased	1,301	12,918	54
Investment securities purchased	835	397	5
Investment advisory fees	118	1,327	—
Distribution and service fees	6	44	— (a)
Administration and accounting fees	11	142	1
Transfer agent and sub-transfer agent fees and expenses	23	296	— (a)
Professional fees	—	—	3
Trustee deferred compensation plan	11	143	1
Interest expense and/or commitment fees	—	— (a)	—
Other accrued expenses	1	60	16
Total liabilities	2,317	15,334	80
Net Assets	$ 116,850	$ 1,476,429	$ 9,172
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 134,827	$ 1,793,324	$ 9,209
Accumulated earnings (loss)	(17,977)	(316,895)	(37)
Net Assets	$ 116,850	$ 1,476,429	$ 9,172
Net Assets:
Class A	$ 20,942	$ 80,217	$ 97
Class C	$ 768	$ 30,501	$ 105
Class I	$ 95,056	$ 1,308,041	$ 6,448
Class R6	$ 84	$ 57,670	$ 2,522
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,082,219	5,678,321	10,464
Class C	76,778	2,192,858	11,354
Class I	9,412,362	92,214,693	690,888
Class R6	8,326	4,063,098	270,104
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.06	$ 14.13	$ 9.32
Class C	$ 10.01	$ 13.91	$ 9.28
Class I	$ 10.10	$ 14.18	$ 9.33
Class R6	$ 10.10	$ 14.19	$ 9.34
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	KAR Emerging Markets Small-Cap Fund	KAR International Small-Cap Fund	KAR International Small-Mid Cap Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.67	$ 14.99	$ 9.89
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 124,079	$ 1,697,980	$ 9,203

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Rampart Equity Trend Fund	Rampart Multi-Asset Trend Fund	Rampart Sector Trend Fund
Assets
Investment in securities at value(1)	$ 207,560	$ 37,694	$ 144,097
Cash	13,411	2,215	7,270
Receivables
Investment securities sold	9	552	1
Fund shares sold	58	6	75
Dividends	89	8	133
Prepaid Trustees’ retainer	6	1	4
Prepaid expenses	32	28	22
Other assets	21	4	15
Total assets	221,186	40,508	151,617
Liabilities
Payables
Fund shares repurchased	350	25	306
Investment securities purchased	6,936	752	—
Investment advisory fees	201	29	64
Distribution and service fees	98	21	50
Administration and accounting fees	21	4	15
Transfer agent and sub-transfer agent fees and expenses	59	10	31
Professional fees	15	15	15
Trustee deferred compensation plan	21	4	15
Interest expense and/or commitment fees	1	— (a)	— (a)
Other accrued expenses	27	9	19
Total liabilities	7,729	869	515
Net Assets	$ 213,457	$ 39,639	$ 151,102
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 659,404	$ 60,054	$ 171,063
Accumulated earnings (loss)	(445,947)	(20,415)	(19,961)
Net Assets	$ 213,457	$ 39,639	$ 151,102
Net Assets:
Class A	$ 80,565	$ 10,943	$ 73,262
Class C	$ 83,324	$ 21,390	$ 34,196
Class I	$ 48,962	$ 7,306	$ 43,644
Class R6	$ 606	$ —	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,559,182	1,040,112	6,433,070
Class C	7,164,205	2,115,255	3,042,236
Class I	3,927,528	690,029	3,842,024
Class R6	48,278	—	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 12.28	$ 10.52	$ 11.39
Class C	$ 11.63	$ 10.11	$ 11.24
Class I	$ 12.47	$ 10.59	$ 11.36
Class R6	$ 12.55	$ —	$ —
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 13.03	$ 11.16	$ 12.08
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 207,121	$ 36,776	$ 144,097

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Assets
Investment in securities at value(1)	$ 271,262	$ 3,346
Foreign currency at value(2)	764	— (a)
Cash	2,157	121
Receivables
Investment securities sold	7,247	11
Fund shares sold	3,025	—
Receivable from adviser	—	5
Dividends	212	3
Tax reclaims	224	40
Securities lending income	—	— (a)
Prepaid Trustees’ retainer	8	— (a)
Prepaid expenses	43	27
Other assets	26	— (a)
Total assets	284,968	3,553
Liabilities
Payables
Fund shares repurchased	1,039	21
Investment securities purchased	4,349	5
Investment advisory fees	190	—
Distribution and service fees	39	1
Administration and accounting fees	26	1
Transfer agent and sub-transfer agent fees and expenses	33	— (a)
Professional fees	18	18
Trustee deferred compensation plan	26	— (a)
Interest expense and/or commitment fees	2	— (a)
Other accrued expenses	58	2
Total liabilities	5,780	48
Net Assets	$ 279,188	$ 3,505
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 225,791	$ 2,609
Accumulated earnings (loss)	53,397	896
Net Assets	$ 279,188	$ 3,505
Net Assets:
Class A	$ 86,727	$ 1,132
Class C	$ 22,378	$ 416
Class I	$ 105,929	$ 1,957
Class R6	$ 64,154	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,122,342	128,144
Class C	1,918,524	48,544
Class I	7,474,488	222,001
Class R6	4,518,880	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 14.17	$ 8.83
Class C	$ 11.66	$ 8.56
Class I	$ 14.17	$ 8.82
Class R6	$ 14.20	$ —
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2020
(Reported in thousands except shares and per share amounts)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 15.03	$ 9.37
Maximum Sales Charge - Class A	5.75%	5.75%
(1) Investment in securities at cost	$ 223,033	$ 2,633
(2) Foreign currency at cost	$ 764	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund
Investment Income
Dividends	$ 1,401	$ 3,562	$ 687
Foreign taxes withheld	(81)	(170)	(80)
Total investment income	1,320	3,392	607
Expenses
Investment advisory fees	348	1,070	276
Distribution and service fees, Class A	46	27	3
Distribution and service fees, Class C	70	46	4
Administration and accounting fees	60	135	32
Transfer agent fees and expenses	24	55	12
Sub-transfer agent fees and expenses, Class A	14	125	1
Sub-transfer agent fees and expenses, Class C	6	5	— (1)
Sub-transfer agent fees and expenses, Class I	22	109	24
Custodian fees	— (1)	2	1
Printing fees and expenses	7	14	4
Professional fees	13	15	14
Interest expense and/or commitment fees	1	1	1
Registration fees	37	36	23
Trustees’ fees and expenses	4	9	2
Miscellaneous expenses	6	11	3
Total expenses	658	1,660	400
Less net expenses reimbursed and/or waived by investment adviser(2)	(4)	(147)	(48)
Less low balance account fees	— (1)	— (1)	—
Net expenses	654	1,513	352
Net investment income (loss)	666	1,879	255
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(347)	(162)	(2,962)
Foreign currency transactions	(10)	(16)	(8)
Net change in unrealized appreciation (depreciation) on:
Investments	(24,143)	(65,670)	(8,809)
Foreign currency transactions	1	6	2
Net realized and unrealized gain (loss) on investments	(24,499)	(65,842)	(11,777)
Net increase (decrease) in net assets resulting from operations	$(23,833)	$(63,963)	$(11,522)

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
	Duff & Phelps Real Asset Fund	Herzfeld Fund	Horizon Wealth Masters Fund
Investment Income
Dividends	$ 616	$ 1,358	$ 343
Dividends from affiliated funds	639	—	—
Security lending, net of fees	—	27	22
Foreign taxes withheld	—	—	(1)
Total investment income	1,255	1,385	364
Expenses
Investment advisory fees	—	223	185
Distribution and service fees, Class A	19	6	14
Distribution and service fees, Class C	8	67	71
Administration and accounting fees	24	27	27
Transfer agent fees and expenses	9	10	10
Sub-transfer agent fees and expenses, Class A	8	2	5
Sub-transfer agent fees and expenses, Class C	1	6	7
Sub-transfer agent fees and expenses, Class I	10	7	9
Custodian fees	— (1)	— (1)	3
Printing fees and expenses	3	3	4
Professional fees	18	8	11
Interest expense and/or commitment fees	— (1)	— (1)	— (1)
Registration fees	23	23	23
Trustees’ fees and expenses	2	2	2
Miscellaneous expenses	3	4	4
Total expenses	128	388	375
Less net expenses reimbursed and/or waived by investment adviser(2)	—	(14)	(72)
Less low balance account fees	— (1)	—	— (1)
Net expenses	128	374	303
Net investment income (loss)	1,127	1,011	61
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	(1,055)	(155)	2,616
Affiliated funds	1,553	—	—
Capital gain received from investments in affiliated funds	775	—	—
Capital gain received from investments in underlying funds	—	258	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,634)	(10,084)	(14,245)
Affiliated funds	(8,060)	—	—
Net realized and unrealized gain (loss) on investments	(8,421)	(9,981)	(11,629)
Net increase (decrease) in net assets resulting from operations	$(7,294)	$ (8,970)	$(11,568)

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
	KAR Emerging Markets Small-Cap Fund	KAR International Small-Cap Fund	KAR International Small-Mid Cap Fund(1)
Investment Income
Dividends	$ 1,157	$ 12,553	$ 44
Foreign taxes withheld	(139)	(1,145)	(5)
Total investment income	1,018	11,408	39
Expenses
Investment advisory fees	756	8,691	17
Distribution and service fees, Class A	35	100	— (2)
Distribution and service fees, Class C	4	195	1
Administration and accounting fees	70	931	6
Transfer agent fees and expenses	27	381	1
Sub-transfer agent fees and expenses, Class A	18	44	—
Sub-transfer agent fees and expenses, Class C	—	17	—
Sub-transfer agent fees and expenses, Class I	56	758	—
Custodian fees	3	14	1
Printing fees and expenses	11	84	16
Professional fees	17	25	20
Interest expense and/or commitment fees	—	3	—
Registration fees	53	82	22
Trustees’ fees and expenses	4	58	1
Miscellaneous expenses	10	59	2
Total expenses	1,064	11,442	87
Less net expenses reimbursed and/or waived by investment adviser(3)	(16)	—	(66)
Net expenses	1,048	11,442	21
Net investment income (loss)	(30)	(34)	18
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(5,293)	(12,129)	(36)
Foreign currency transactions	(209)	(283)	(8)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,838)	(296,655)	(11)
Foreign currency transactions	(19)	15	— (2)
Net realized and unrealized gain (loss) on investments	(21,359)	(309,052)	(55)
Net increase (decrease) in net assets resulting from operations	$(21,389)	$(309,086)	$(37)

(1)	Inception date October 1, 2019.
(2)	Amount is less than $500.
(3)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
	Rampart Equity Trend Fund	Rampart Multi-Asset Trend Fund	Rampart Sector Trend Fund
Investment Income
Dividends	$ 2,426	$ 595	$ 2,019
Total investment income	2,426	595	2,019
Expenses
Investment advisory fees	1,465	235	446
Distribution and service fees, Class A	133	16	122
Distribution and service fees, Class C	584	128	237
Administration and accounting fees	156	29	107
Transfer agent fees and expenses	83	13	48
Sub-transfer agent fees and expenses, Class A	46	5	29
Sub-transfer agent fees and expenses, Class C	52	11	18
Sub-transfer agent fees and expenses, Class I	32	5	22
Custodian fees	4	4	4
Printing fees and expenses	18	4	11
Professional fees	13	11	13
Interest expense and/or commitment fees	1	— (1)	1
Registration fees	30	23	26
Trustees’ fees and expenses	12	2	8
Miscellaneous expenses	21	6	18
Total expenses	2,650	492	1,110
Less net expenses reimbursed and/or waived by investment adviser(2)	—	(21)	—
Less low balance account fees	— (1)	—	— (1)
Net expenses	2,650	471	1,110
Net investment income (loss)	(224)	124	909
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(12,955)	(177)	(8,515)
Net change in unrealized appreciation (depreciation) on:
Investments	(37,676)	(3,342)	(21,002)
Net realized and unrealized gain (loss) on investments	(50,631)	(3,519)	(29,517)
Net increase (decrease) in net assets resulting from operations	$(50,855)	$(3,395)	$(28,608)

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2020
($ reported in thousands)
	Vontobel Global Opportunities Fund	Vontobel Greater European Opportunities Fund
Investment Income
Dividends	$ 1,748	$ 20
Security lending, net of fees	— (1)	— (1)
Foreign taxes withheld	(76)	(2)
Total investment income	1,672	18
Expenses
Investment advisory fees	1,417	18
Distribution and service fees, Class A	128	2
Distribution and service fees, Class C	140	3
Administration and accounting fees	178	6
Transfer agent fees and expenses	78	— (1)
Sub-transfer agent fees and expenses, Class A	26	1
Sub-transfer agent fees and expenses, Class C	10	— (1)
Sub-transfer agent fees and expenses, Class I	59	1
Custodian fees	2	1
Printing fees and expenses	16	1
Professional fees	16	14
Interest expense and/or commitment fees	3	— (1)
Registration fees	39	22
Trustees’ fees and expenses	12	— (1)
Miscellaneous expenses	30	2
Total expenses	2,154	71
Less net expenses reimbursed and/or waived by investment adviser(2)	(119)	(42)
Less low balance account fees	(2)	—
Net expenses	2,033	29
Net investment income (loss)	(361)	(11)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	8,730	252
Foreign currency transactions	(71)	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	(47,785)	(828)
Foreign currency transactions	6	1
Net realized and unrealized gain (loss) on investments	(39,120)	(576)
Net increase (decrease) in net assets resulting from operations	$(39,481)	$(587)

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 666	$ 1,588	$ 1,879	$ 3,661
Net realized gain (loss)	(357)	3,244	(178)	6,956
Net change in unrealized appreciation (depreciation)	(24,142)	11,187	(65,664)	22,130
Increase (decrease) in net assets resulting from operations	(23,833)	16,019	(63,963)	32,747
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,516)	(1,763)	(1,296)	(245)
Class C	(533)	(815)	(598)	(192)
Class I	(1,838)	(1,856)	(15,782)	(4,838)
Class R6	(429)	(506)	(223)	(62)
Total Dividends and Distributions to Shareholders	(4,316)	(4,940)	(17,899)	(5,337)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(855)	1,297	3,981	(554)
Class C	(1,354)	(4,772)	105	(1,321)
Class I	(6,941)	15,215	25,664	37,767
Class R6	2,411	(3,202)	26,259	(3,984)
Increase (decrease) in net assets from capital transactions	(6,739)	8,538	56,009	31,908
Net increase (decrease) in net assets	(34,888)	19,617	(25,853)	59,318
Net Assets
Beginning of period	112,104	92,487	240,627	181,309
End of Period	$ 77,216	$ 112,104	$ 214,774	$ 240,627
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps International Real Estate Securities Fund		Duff & Phelps Real Asset Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 255	$ 926	$ 1,127	$ 791
Net realized gain (loss)	(2,970)	1,840	1,273	673
Net change in unrealized appreciation (depreciation)	(8,807)	2,363	(9,694)	(1,387)
Increase (decrease) in net assets resulting from operations	(11,522)	5,129	(7,294)	77
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(194)	(70)	(481)	(216)
Class C	(58)	(28)	(16)	(73)
Class I	(4,068)	(1,620)	(823)	(601)
Total Dividends and Distributions to Shareholders	(4,320)	(1,718)	(1,320)	(890)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	679	18	(755)	5,493
Class C	62	(261)	(751)	(7,376)
Class I	(237)	7,864	(2,331)	1,216
Increase (decrease) in net assets from capital transactions	504	7,621	(3,837)	(667)
Net increase (decrease) in net assets	(15,338)	11,032	(12,451)	(1,480)
Net Assets
Beginning of period	54,114	43,082	39,041	40,521
End of Period	$ 38,776	$ 54,114	$ 26,590	$ 39,041
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Herzfeld Fund		Horizon Wealth Masters Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,011	$ 1,341	$ 61	$ 189
Net realized gain (loss)	103	(277)	2,616	2,379
Net change in unrealized appreciation (depreciation)	(10,084)	(1,880)	(14,245)	(7,204)
Decrease in net assets resulting from operations	(8,970)	(816)	(11,568)	(4,636)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(134)	(548)	(581)	(1,150)
Class C	(309)	(1,673)	(740)	(1,290)
Class I	(736)	(3,605)	(1,019)	(1,724)
Return of Capital:
Class A	—	(30)	—	—
Class C	—	(92)	—	—
Class I	—	(179)	—	—
Total Dividends and Distributions to Shareholders	(1,179)	(6,127)	(2,340)	(4,164)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(445)	(580)	(2,510)	(3,268)
Class C	(4,246)	(1,744)	(1,165)	(2,611)
Class I	(9,281)	(2,608)	(4,809)	(4,486)
Increase (decrease) in net assets from capital transactions	(13,972)	(4,932)	(8,484)	(10,365)
Net increase (decrease) in net assets	(24,121)	(11,875)	(22,392)	(19,165)
Net Assets
Beginning of period	50,424	62,299	49,305	68,470
End of Period	$ 26,303	$ 50,424	$ 26,913	$ 49,305
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Emerging Markets Small-Cap Fund		KAR International Small-Cap Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (30)	$ 2,130	$ (34)	$ 35,060
Net realized gain (loss)	(5,502)	(4,213)	(12,412)	(54,104)
Net increase from payment by affiliates	—	—	—	19
Net change in unrealized appreciation (depreciation)	(15,857)	7,448	(296,640)	27,936
Increase (decrease) in net assets resulting from operations	(21,389)	5,365	(309,086)	8,911
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(540)	(30)	(1,433)	(477)
Class C	(12)	—	(432)	(225)
Class I	(2,019)	(172)	(33,317)	(10,947)
Class R6	(2)	—	(943)	(400)
Total Dividends and Distributions to Shareholders	(2,573)	(202)	(36,125)	(12,049)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,439)	21,148	23,324	23,261
Class C	193	366	(237)	1,790
Class I	28,043	53,589	248,135	598,708
Class R6	3	100	28,832	(28,632)
Increase (decrease) in net assets from capital transactions	26,800	75,203	300,054	595,127
Net increase (decrease) in net assets	2,838	80,366	(45,157)	591,989
Net Assets
Beginning of period	114,012	33,646	1,521,586	929,597
End of Period	$ 116,850	$ 114,012	$ 1,476,429	$ 1,521,586
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR International Small-Mid Cap Fund	Rampart Equity Trend Fund
	From Inception October 01, 2019 to March 31, 2020(1) (Unaudited)	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 18	$ (224)	$ (426)
Net realized gain (loss)	(44)	(12,955)	48,622
Net change in unrealized appreciation (depreciation)	(11)	(37,676)	(71,222)
Decrease in net assets resulting from operations	(37)	(50,855)	(23,026)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	110	(9,412)	3,272
Class C	115	(24,875)	(77,294)
Class I	6,283	(12,931)	(31,631)
Class R6	2,701	148	—
Increase (decrease) in net assets from capital transactions	9,209	(47,070)	(105,653)
Net increase (decrease) in net assets	9,172	(97,925)	(128,679)
Net Assets
Beginning of period	—	311,382	440,061
End of Period	$ 9,172	$ 213,457	$ 311,382

(1)	Inception date October 1, 2019.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Rampart Multi-Asset Trend Fund		Rampart Sector Trend Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 124	$ 44	$ 909	$ 2,269
Net realized gain (loss)	(177)	2,697	(8,515)	14,546
Net change in unrealized appreciation (depreciation)	(3,342)	(2,016)	(21,002)	(19,111)
Increase (decrease) in net assets resulting from operations	(3,395)	725	(28,608)	(2,296)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(86)	(44)	(1,185)	(859)
Class C	(71)	—	(110)	(63)
Class I	(71)	(92)	(745)	(778)
Total Dividends and Distributions to Shareholders	(228)	(136)	(2,040)	(1,700)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(502)	(2,564)	(9,510)	2,723
Class C	(4,664)	(11,924)	(10,808)	(33,744)
Class I	(1,374)	(5,959)	(1,435)	(5,247)
Increase (decrease) in net assets from capital transactions	(6,540)	(20,447)	(21,753)	(36,268)
Net increase (decrease) in net assets	(10,163)	(19,858)	(52,401)	(40,264)
Net Assets
Beginning of period	49,802	69,660	203,503	243,767
End of Period	$ 39,639	$ 49,802	$ 151,102	$ 203,503
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Global Opportunities Fund		Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (361)	$ 581	$ (11)	$ 34
Net realized gain (loss)	8,659	5,335	251	520
Net change in unrealized appreciation (depreciation)	(47,779)	19,056	(827)	(689)
Increase (decrease) in net assets resulting from operations	(39,481)	24,972	(587)	(135)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,055)	(9,904)	(172)	(723)
Class C	(674)	(3,484)	(68)	(365)
Class I	(3,014)	(7,873)	(268)	(594)
Class R6	(1,610)	(42)	—	—
Total Dividends and Distributions to Shareholders	(7,353)	(21,303)	(508)	(1,682)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	451	(3,343)	129	(1,107)
Class C	(1,888)	(2,189)	(38)	(800)
Class I	1,558	42,310	272	225
Class R6	7,759	60,096	—	—
Increase (decrease) in net assets from capital transactions	7,880	96,874	363	(1,682)
Net increase (decrease) in net assets	(38,954)	100,543	(732)	(3,499)
Net Assets
Beginning of period	318,142	217,599	4,237	7,736
End of Period	$ 279,188	$ 318,142	$ 3,505	$ 4,237
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/19 to 3/31/20(6)	$16.26	0.09	—	(3.19)	(3.10)	(0.15)	—	(0.52)	(0.67)	—	(3.77)	$12.49	(19.83) %	$ 27,831	1.26%	1.26%	1.18%	25%
10/1/18 to 9/30/19	14.45	0.25	—	2.38	2.63	(0.27)	—	(0.55)	(0.82)	—	1.81	16.26	19.13	37,533	1.26	1.26	1.69	30
10/1/17 to 9/30/18	15.00	0.28	—	(0.39)	(0.11)	(0.29)	—	(0.15)	(0.44)	—	(0.55)	14.45	(0.75)	32,466	1.25	1.25	1.91	36
10/1/16 to 9/30/17	14.22	0.29	—	1.15	1.44	(0.28)	—	(0.38)	(0.66)	—	0.78	15.00	10.70 (7)	37,401	1.29 (7)	1.30	2.04 (7)	56
10/1/15 to 9/30/16	13.62	0.29	—	1.54	1.83	(0.33)	—	(0.90)	(1.23)	—	0.60	14.22	14.79	51,148	1.34 (8)	1.34	2.16	17
10/1/14 to 9/30/15	15.38	0.36	—	(1.60)	(1.24)	(0.39)	—	(0.13)	(0.52)	—	(1.76)	13.62	(8.27)	60,744	1.22	1.22	2.38	27
Class C
10/1/19 to 3/31/20(6)	$16.20	0.03	—	(3.17)	(3.14)	(0.08)	—	(0.52)	(0.60)	—	(3.74)	$12.46	(20.10) %	$ 10,465	2.02%	2.02%	0.43%	25%
10/1/18 to 9/30/19	14.39	0.14	—	2.37	2.51	(0.15)	—	(0.55)	(0.70)	—	1.81	16.20	18.32	15,046	2.01	2.01	0.97	30
10/1/17 to 9/30/18	14.94	0.17	—	(0.39)	(0.22)	(0.18)	—	(0.15)	(0.33)	—	(0.55)	14.39	(1.54)	17,972	2.00	2.00	1.16	36
10/1/16 to 9/30/17	14.17	0.18	—	1.14	1.32	(0.17)	—	(0.38)	(0.55)	—	0.77	14.94	9.84 (7)	25,144	2.04 (7)	2.05	1.30 (7)	56
10/1/15 to 9/30/16	13.57	0.19	—	1.53	1.72	(0.22)	—	(0.90)	(1.12)	—	0.60	14.17	13.94	29,616	2.08 (8)	2.08	1.42	17
10/1/14 to 9/30/15	15.33	0.25	—	(1.59)	(1.34)	(0.29)	—	(0.13)	(0.42)	—	(1.76)	13.57	(8.94)	41,039	1.97	1.97	1.66	27
Class I
10/1/19 to 3/31/20(6)	$16.27	0.12	—	(3.21)	(3.09)	(0.16)	—	(0.52)	(0.68)	—	(3.77)	$12.50	(19.71) %	$ 29,702	1.03%	1.03%	1.49%	25%
10/1/18 to 9/30/19	14.45	0.29	—	2.39	2.68	(0.31)	—	(0.55)	(0.86)	—	1.82	16.27	19.50	50,089	1.02	1.02	1.94	30
10/1/17 to 9/30/18	15.00	0.31	—	(0.38)	(0.07)	(0.33)	—	(0.15)	(0.48)	—	(0.55)	14.45	(0.52)	30,488	1.01	1.01	2.12	36
10/1/16 to 9/30/17	14.23	0.33	—	1.14	1.47	(0.32)	—	(0.38)	(0.70)	—	0.77	15.00	10.92 (7)	56,361	1.04 (7)	1.04	2.29 (7)	56
10/1/15 to 9/30/16	13.63	0.32	—	1.54	1.86	(0.36)	—	(0.90)	(1.26)	—	0.60	14.23	15.07	41,056	1.08 (8)	1.08	2.37	17
10/1/14 to 9/30/15	15.38	0.39	—	(1.58)	(1.19)	(0.43)	—	(0.13)	(0.56)	—	(1.75)	13.63	(7.98)	50,522	0.97	0.97	2.61	27
Class R6
10/1/19 to 3/31/20(6)	$16.27	0.12	—	(3.20)	(3.08)	(0.17)	—	(0.52)	(0.69)	—	(3.77)	$12.50	(19.65) %	$ 9,218	0.85%	0.94%	1.49%	25%
10/1/18 to 9/30/19	14.45	0.30	—	2.39	2.69	(0.32)	—	(0.55)	(0.87)	—	1.82	16.27	19.60	9,436	0.91 (9)	0.93	2.02	30
1/30/18 (10) to 9/30/18	15.06	0.23	—	(0.60)	(0.37)	(0.24)	—	—	(0.24)	—	(0.61)	14.45	(2.44)	11,561	0.93	0.93	2.41	36 (11)

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/19 to 3/31/20(6)	$34.82	0.21	—	(7.40)	(7.19)	(1.29)	—	(0.78)	(2.07)	—	(9.26)	$25.56	(22.03) %	$ 18,919	1.40%	2.46%	1.28%	16%
10/1/18 to 9/30/19	30.30	0.51	—	4.46	4.97	(0.44)	—	(0.01)	(0.45)	—	4.52	34.82	16.72	21,612	1.40	2.61	1.63	31
10/1/17 to 9/30/18	28.64	0.74	—	1.38	2.12	(0.40)	—	(0.06)	(0.46)	—	1.66	30.30	7.48	19,470	1.40	2.51	2.53	41
10/1/16 to 9/30/17	28.97	0.39	—	0.07	0.46	(0.72)	—	(0.07)	(0.79)	—	(0.33)	28.64	1.82	23,626	1.40	1.68	1.41	36
10/1/15 to 9/30/16	26.19	0.40	—	3.12	3.52	(0.33)	—	(0.41)	(0.74)	—	2.78	28.97	13.75	68,087	1.41 (8)	1.54	1.45	22
10/1/14 to 9/30/15	25.18	0.66	—	1.08	1.74	(0.64)	—	(0.09)	(0.73)	—	1.01	26.19	6.83	36,315	1.40	1.50	2.45	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class C
10/1/19 to 3/31/20(6)	$33.42	0.08	—	(7.03)	(6.95)	(1.40)	—	(0.78)	(2.18)	—	(9.13)	$24.29	(22.32) %	$ 6,893	2.15%	2.18%	0.51%	16%
10/1/18 to 9/30/19	29.50	0.25	—	4.29	4.54	(0.61)	—	(0.01)	(0.62)	—	3.92	33.42	15.84	9,399	2.15	2.20	0.84	31
10/1/17 to 9/30/18	28.12	0.50	—	1.36	1.86	(0.42)	—	(0.06)	(0.48)	—	1.38	29.50	6.68	9,580	2.15	2.21	1.73	41
10/1/16 to 9/30/17	28.41	0.23	—	0.02	0.25	(0.47)	—	(0.07)	(0.54)	—	(0.29)	28.12	1.06	10,771	2.15	2.31	0.86	36
10/1/15 to 9/30/16	25.71	0.20	—	3.06	3.26	(0.15)	—	(0.41)	(0.56)	—	2.70	28.41	12.89	13,560	2.16 (8)	2.29	0.73	22
10/1/14 to 9/30/15	24.77	0.45	—	1.07	1.52	(0.49)	—	(0.09)	(0.58)	—	0.94	25.71	6.07	8,421	2.15	2.26	1.68	27
Class I
10/1/19 to 3/31/20(6)	$34.33	0.25	—	(7.18)	(6.93)	(1.75)	—	(0.78)	(2.53)	—	(9.46)	$24.87	(21.91) %	$ 166,621	1.15%	1.17%	1.52%	16%
10/1/18 to 9/30/19	30.33	0.59	—	4.35	4.94	(0.93)	—	(0.01)	(0.94)	—	4.00	34.33	17.01	206,723	1.15	1.19	1.90	31
10/1/17 to 9/30/18	28.77	0.80	—	1.39	2.19	(0.57)	—	(0.06)	(0.63)	—	1.56	30.33	7.70	145,648	1.15	1.19	2.72	41
10/1/16 to 9/30/17	29.19	0.54	—	(0.02)	0.52	(0.87)	—	(0.07)	(0.94)	—	(0.42)	28.77	2.02	154,704	1.15	1.31	1.93	36
10/1/15 to 9/30/16	26.37	0.51	—	3.11	3.62	(0.39)	—	(0.41)	(0.80)	—	2.82	29.19	14.06	114,428	1.16 (8)	1.29	1.79	22
10/1/14 to 9/30/15	25.33	0.73	—	1.10	1.83	(0.70)	—	(0.09)	(0.79)	—	1.04	26.37	7.11	32,659	1.15	1.25	2.69	27
Class R6
10/1/19 to 3/31/20(6)	$34.41	0.38	—	(7.28)	(6.90)	(1.78)	—	(0.78)	(2.56)	—	(9.46)	$24.95	(21.78) %	$ 22,341	0.89%	1.07%	2.58%	16%
10/1/18 to 9/30/19	30.37	0.54	—	4.47	5.01	(0.96)	—	(0.01)	(0.97)	—	4.04	34.41	17.23	2,893	0.94 (9)	1.08	1.75	31
10/1/17 to 9/30/18	28.79	0.86	—	1.38	2.24	(0.60)	—	(0.06)	(0.66)	—	1.58	30.37	7.90	6,611	1.00 (9)	1.09	2.92	41
11/3/16 (10) to 9/30/17	26.78	0.50	—	2.47	2.97	(0.89)	—	(0.07)	(0.96)	—	2.01	28.79	11.39	7,791	1.04	1.12	1.92	36 (11)

Duff & Phelps International Real Estate Securities Fund
Class A
10/1/19 to 3/31/20(6)	$ 7.96	0.03	—	(1.51)	(1.48)	(0.63)	—	—	(0.63)	—	(2.11)	$ 5.85	(20.49) %	$ 2,190	1.50%	1.69%	0.73%	22%
10/1/18 to 9/30/19	7.41	0.14	—	0.68	0.82	(0.27)	—	—	(0.27)	—	0.55	7.96	11.65	2,318	1.50	1.71	1.87	34
10/1/17 to 9/30/18	6.93	0.30	—	0.30	0.60	(0.12)	—	—	(0.12)	—	0.48	7.41	8.72	2,145	1.50	1.85	4.07	38
10/1/16 to 9/30/17	7.25	0.13	—	(0.01)	0.12	(0.44)	—	—	(0.44)	—	(0.32)	6.93	2.53	2,506	1.50	1.99	1.94	24
10/1/15 to 9/30/16	6.63	0.11	—	0.58	0.69	(0.07)	—	—	(0.07)	—	0.62	7.25	10.47	8,680	1.51 (8)	1.91	1.60	26
10/1/14 to 9/30/15	7.03	0.28	—	(0.21)	0.07	(0.47)	—	—	(0.47)	—	(0.40)	6.63	0.94	12,415	1.50	1.78	4.09	27
Class C
10/1/19 to 3/31/20(6)	$ 7.92	— (12)	—	(1.51)	(1.51)	(0.60)	—	—	(0.60)	—	(2.11)	$ 5.81	(20.90) %	$ 586	2.25%	2.43%	(0.05) %	22%
10/1/18 to 9/30/19	7.38	0.08	—	0.68	0.76	(0.22)	—	—	(0.22)	—	0.54	7.92	10.84	736	2.25	2.44	1.06	34
10/1/17 to 9/30/18	6.89	0.25	—	0.30	0.55	(0.06)	—	—	(0.06)	—	0.49	7.38	7.97	945	2.25	2.59	3.35	38
10/1/16 to 9/30/17	7.21	0.09	—	(0.02)	0.07	(0.39)	—	—	(0.39)	—	(0.32)	6.89	1.72	957	2.25	2.73	1.32	24
10/1/15 to 9/30/16	6.59	0.07	—	0.57	0.64	(0.02)	—	—	(0.02)	—	0.62	7.21	9.69	2,006	2.26 (8)	2.68	0.97	26
10/1/14 to 9/30/15	6.97	0.23	—	(0.20)	0.03	(0.41)	—	—	(0.41)	—	(0.38)	6.59	0.29	2,226	2.25	2.52	3.36	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Duff & Phelps International Real Estate Securities Fund (Continued)
Class I
10/1/19 to 3/31/20(6)	$ 7.93	0.04	—	(1.50)	(1.46)	(0.64)	—	—	(0.64)	—	(2.10)	$ 5.83	(20.35) %	$ 36,000	1.25%	1.43%	0.94%	22%
10/1/18 to 9/30/19	7.40	0.16	—	0.67	0.83	(0.30)	—	—	(0.30)	—	0.53	7.93	11.84	51,060	1.25	1.44	2.10	34
10/1/17 to 9/30/18	6.94	0.28	—	0.34	0.62	(0.16)	—	—	(0.16)	—	0.46	7.40	9.03	39,992	1.25	1.53	3.74	38
10/1/16 to 9/30/17	7.26	0.16	—	(0.03)	0.13	(0.45)	—	—	(0.45)	—	(0.32)	6.94	2.79	21,573	1.25	1.72	2.45	24
10/1/15 to 9/30/16	6.64	0.14	—	0.56	0.70	(0.08)	—	—	(0.08)	—	0.62	7.26	10.72	24,348	1.26 (8)	1.68	1.98	26
10/1/14 to 9/30/15	7.03	0.30	—	(0.20)	0.10	(0.49)	—	—	(0.49)	—	(0.39)	6.64	1.31	24,999	1.25	1.52	4.36	27

Duff & Phelps Real Asset Fund
Class A
10/1/19 to 3/31/20(6)	$11.38	0.29	0.22	(2.73)	(2.22)	(0.35)	—	—	(0.35)	—	(2.57)	$ 8.81	(20.19) %	$ 11,626	0.77% (8)	0.78%	5.17%	61%
10/1/18 to 9/30/19	11.63	0.14	0.16	(0.31)	(0.01)	(0.24)	—	—	(0.24)	—	(0.25)	11.38	0.18	15,897	0.76	0.76	1.25	13
10/1/17 to 9/30/18	11.05	0.12	0.13	0.44	0.69	(0.11)	—	—	(0.11)	—	0.58	11.63	6.25	10,348	0.71	0.71	1.06	17
10/1/16 to 9/30/17	10.89	0.18	0.22	(0.04)	0.36	(0.20)	—	—	(0.20)	—	0.16	11.05	3.34	11,118	0.74	0.74	1.65	4
10/1/15 to 9/30/16	9.99	0.08	0.31	0.58	0.97	(0.07)	—	—	(0.07)	—	0.90	10.89	9.74	19,171	0.74 (8)	0.74	0.80	56
10/1/14 to 9/30/15	11.31	0.19	0.09	(1.39)	(1.11)	(0.21)	—	—	(0.21)	—	(1.32)	9.99	(10.02)	25,377	0.64	0.64	1.77	46
Class C
10/1/19 to 3/31/20(6)	$11.32	0.24	0.22	(2.75)	(2.29)	(0.10)	—	—	(0.10)	—	(2.39)	$ 8.93	(20.47) %	$ 1,064	1.57% (8)	1.57%	4.22%	61%
10/1/18 to 9/30/19	11.50	0.27	0.16	(0.52)	(0.09)	(0.09)	—	—	(0.09)	—	(0.18)	11.32	(0.65)	2,126	1.50	1.50	2.44	13
10/1/17 to 9/30/18	10.97	0.04	0.14	0.41	0.59	(0.06)	—	—	(0.06)	—	0.53	11.50	5.40	9,948	1.46	1.46	0.39	17
10/1/16 to 9/30/17	10.73	0.09	0.19	—	0.28	(0.04)	—	—	(0.04)	—	0.24	10.97	2.65	13,354	1.50	1.50	0.80	4
10/1/15 to 9/30/16	9.90	— (12)	0.31	0.56	0.87	(0.04)	—	—	(0.04)	—	0.83	10.73	8.86	19,611	1.49 (8)	1.49	0.04	56
10/1/14 to 9/30/15	11.21	0.11	0.09	(1.39)	(1.19)	(0.12)	—	—	(0.12)	—	(1.31)	9.90	(10.66)	25,637	1.39	1.39	1.02	46
Class I
10/1/19 to 3/31/20(6)	$11.35	0.36	0.22	(2.77)	(2.19)	(0.38)	—	—	(0.38)	—	(2.57)	$ 8.78	(20.06) %	$ 13,900	0.52% (8)	0.52%	6.41%	61%
10/1/18 to 9/30/19	11.62	0.25	0.16	(0.39)	0.02	(0.29)	—	—	(0.29)	—	(0.27)	11.35	0.44	21,018	0.51	0.51	2.26	13
10/1/17 to 9/30/18	11.03	0.16	0.13	0.42	0.71	(0.12)	—	—	(0.12)	—	0.59	11.62	6.49	20,225	0.45	0.45	1.43	17
10/1/16 to 9/30/17	10.89	0.19	0.16	0.04	0.39	(0.25)	—	—	(0.25)	—	0.14	11.03	3.69	19,910	0.49	0.49	1.73	4
10/1/15 to 9/30/16	9.98	0.11	0.31	0.56	0.98	(0.07)	—	—	(0.07)	—	0.91	10.89	9.94	19,777	0.49 (8)	0.49	1.04	56
10/1/14 to 9/30/15	11.30	0.22	0.09	(1.39)	(1.08)	(0.24)	—	—	(0.24)	—	(1.32)	9.98	(9.77)	30,543	0.39	0.39	1.99	46

Herzfeld Fund
Class A
10/1/19 to 3/31/20(6)	$11.14	0.23	0.06	(2.84)	(2.55)	(0.33)	—	—	(0.33)	—	(2.88)	$ 8.26	(23.14) %	$ 3,312	1.60%	1.68%	4.19%	49%
10/1/18 to 9/30/19	12.64	0.29	0.28	(0.78)	(0.21)	(0.36)	(0.06)	(0.87)	(1.29)	—	(1.50)	11.14	(0.37)	4,956	1.60	1.63	2.55	61
10/1/17 to 9/30/18	12.15	0.26	0.31	0.28	0.85	(0.29)	—	(0.07)	(0.36)	—	0.49	12.64	7.06	6,198	1.60	1.62	2.11	69
10/1/16 to 9/30/17	10.92	0.27	0.22	1.10	1.59	(0.36)	—	—	(0.36)	—	1.23	12.15	14.78	8,146	1.59	1.67	2.39	44
10/1/15 to 9/30/16	9.91	0.34	—	1.20	1.54	(0.43)	—	(0.10)	(0.53)	—	1.01	10.92	16.04	11,060	1.61 (8)	1.74	3.33	53
10/1/14 to 9/30/15	11.37	0.35	—	(1.12)	(0.77)	(0.37)	—	(0.32)	(0.69)	—	(1.46)	9.91	(7.17)	8,324	1.60	1.73	3.20	57
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Herzfeld Fund (Continued)
Class C
10/1/19 to 3/31/20(6)	$11.09	0.23	0.06	(2.86)	(2.57)	(0.29)	—	—	(0.29)	—	(2.86)	$ 8.23	(23.45) %	$ 8,175	2.35%	2.44%	4.13%	49%
10/1/18 to 9/30/19	12.59	0.20	0.28	(0.78)	(0.30)	(0.27)	(0.06)	(0.87)	(1.20)	—	(1.50)	11.09	(1.14)	15,347	2.35	2.40	1.80	61
10/1/17 to 9/30/18	12.10	0.16	0.29	0.31	0.76	(0.20)	—	(0.07)	(0.27)	—	0.49	12.59	6.31	19,231	2.35	2.36	1.32	69
10/1/16 to 9/30/17	10.88	0.18	0.19	1.13	1.50	(0.28)	—	—	(0.28)	—	1.22	12.10	13.94	19,147	2.34	2.42	1.58	44
10/1/15 to 9/30/16	9.87	0.27	—	1.19	1.46	(0.35)	—	(0.10)	(0.45)	—	1.01	10.88	15.22	15,568	2.36 (8)	2.49	2.61	53
10/1/14 to 9/30/15	11.34	0.26	—	(1.11)	(0.85)	(0.30)	—	(0.32)	(0.62)	—	(1.47)	9.87	(7.94)	14,761	2.35	2.48	2.39	57
Class I
10/1/19 to 3/31/20(6)	$11.15	0.27	0.06	(2.87)	(2.54)	(0.35)	—	—	(0.35)	—	(2.89)	$ 8.26	(23.08) %	$ 14,816	1.35%	1.40%	4.81%	49%
10/1/18 to 9/30/19	12.66	0.31	0.29	(0.79)	(0.19)	(0.39)	(0.06)	(0.87)	(1.32)	—	(1.51)	11.15	(0.16)	30,121	1.35	1.37	2.78	61
10/1/17 to 9/30/18	12.17	0.29	0.29	0.31	0.89	(0.33)	—	(0.07)	(0.40)	—	0.49	12.66	7.38	36,870	1.33	1.35	2.32	69
10/1/16 to 9/30/17	10.94	0.30	0.18	1.14	1.62	(0.39)	—	—	(0.39)	—	1.23	12.17	15.07	36,645	1.35	1.41	2.64	44
10/1/15 to 9/30/16	9.92	0.37	—	1.21	1.58	(0.46)	—	(0.10)	(0.56)	—	1.02	10.94	16.40	20,511	1.36 (8)	1.49	3.59	53
10/1/14 to 9/30/15	11.39	0.37	—	(1.12)	(0.75)	(0.40)	—	(0.32)	(0.72)	—	(1.47)	9.92	(7.01)	15,148	1.35	1.47	3.39	57

Horizon Wealth Masters Fund
Class A
10/1/19 to 3/31/20(6)	$16.37	0.03	—	(4.46)	(4.43)	(0.05)	—	(0.82)	(0.87)	—	(5.30)	$11.07	(28.85) %	$ 7,261	1.25%	1.58%	0.41%	15%
10/1/18 to 9/30/19	18.80	0.07	—	(1.33)	(1.26)	—	—	(1.17)	(1.17)	—	(2.43)	16.37	(5.83)	13,275	1.25	1.52	0.46	25
10/1/17 to 9/30/18	17.07	(0.01)	—	1.89	1.88	—	—	(0.15)	(0.15)	—	1.73	18.80	11.04	18,883	1.30 (9)	1.47	(0.05)	27
10/1/16 to 9/30/17	14.60	0.05	—	2.52	2.57	(0.10)	—	—	(0.10)	—	2.47	17.07	17.67	20,639	1.45	1.52	0.32	30
10/1/15 to 9/30/16	13.25	0.07	—	1.55	1.62	(0.03)	—	(0.24)	(0.27)	—	1.35	14.60	12.44	33,204	1.46 (8)	1.54	0.53	30
10/1/14 to 9/30/15	14.50	0.05	—	(0.98)	(0.93)	(0.05)	—	(0.27)	(0.32)	—	(1.25)	13.25	(6.74)	54,109	1.45	1.46	0.36	51
Class C
10/1/19 to 3/31/20(6)	$15.69	(0.03)	—	(4.26)	(4.29)	—	—	(0.82)	(0.82)	—	(5.11)	$10.58	(29.11) %	$ 9,280	2.00%	2.33%	(0.33) %	15%
10/1/18 to 9/30/19	18.21	(0.04)	—	(1.31)	(1.35)	—	—	(1.17)	(1.17)	—	(2.52)	15.69	(6.55)	15,134	2.00	2.28	(0.29)	25
10/1/17 to 9/30/18	16.65	(0.14)	—	1.85	1.71	—	—	(0.15)	(0.15)	—	1.56	18.21	10.29	20,484	2.05 (9)	2.23	(0.80)	27
10/1/16 to 9/30/17	14.26	(0.07)	—	2.46	2.39	—	—	—	—	—	2.39	16.65	16.76	21,533	2.20	2.27	(0.48)	30
10/1/15 to 9/30/16	13.02	(0.03)	—	1.51	1.48	—	—	(0.24)	(0.24)	—	1.24	14.26	11.56	24,816	2.21 (8)	2.29	(0.22)	30
10/1/14 to 9/30/15	14.32	(0.06)	—	(0.97)	(1.03)	—	—	(0.27)	(0.27)	—	(1.30)	13.02	(7.41)	34,171	2.20	2.21	(0.39)	51
Class I
10/1/19 to 3/31/20(6)	$16.51	0.05	—	(4.48)	(4.43)	(0.11)	—	(0.82)	(0.93)	—	(5.36)	$11.15	(28.75) %	$ 10,372	1.00%	1.33%	0.67%	15%
10/1/18 to 9/30/19	18.91	0.12	—	(1.35)	(1.23)	—	—	(1.17)	(1.17)	—	(2.40)	16.51	(5.62)	20,896	1.00	1.27	0.72	25
10/1/17 to 9/30/18	17.12	0.04	—	1.90	1.94	—	—	(0.15)	(0.15)	—	1.79	18.91	11.36	29,103	1.05 (9)	1.22	0.20	27
10/1/16 to 9/30/17	14.66	0.07	—	2.55	2.62	(0.16)	—	—	(0.16)	—	2.46	17.12	17.97	30,426	1.20	1.26	0.46	30
10/1/15 to 9/30/16	13.30	0.08	—	1.58	1.66	(0.06)	—	(0.24)	(0.30)	—	1.36	14.66	12.75	20,134	1.21 (8)	1.29	0.61	30
10/1/14 to 9/30/15	14.56	0.09	—	(1.00)	(0.91)	(0.08)	—	(0.27)	(0.35)	—	(1.26)	13.30	(6.53)	32,495	1.20	1.21	0.62	51
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/19 to 3/31/20(6)	$12.10	(0.02)	—	(1.79)	(1.81)	(0.23)	—	—	(0.23)	—	(2.04)	$10.06	(15.30) %	$ 20,942	1.85%	1.89%	(0.32) %	31%
10/1/18 to 9/30/19	11.66	0.32	—	0.15	0.47	(0.03)	—	—	(0.03)	—	0.44	12.10	4.10	27,479	1.86	1.90	2.70	44
10/1/17 to 9/30/18	10.95	0.10	—	0.68	0.78	(0.07)	—	—	(0.07)	—	0.71	11.66	7.10	4,658	1.85	2.23	0.83	24
10/1/16 to 9/30/17	9.29	0.15	—	1.68	1.83	(0.17)	—	—	(0.17)	—	1.66	10.95	20.12	1,647	1.84	2.97	1.47	28
10/1/15 to 9/30/16	7.85	0.18	—	1.41	1.59	(0.15)	—	—	(0.15)	—	1.44	9.29	20.66	382	1.86 (8)	3.77	2.18	34
10/1/14 to 9/30/15	10.32	0.16	—	(2.28)	(2.12)	(0.12)	—	(0.23)	(0.35)	—	(2.47)	7.85	(21.20)	332	1.85	3.62	1.73	35
Class C
10/1/19 to 3/31/20(6)	$12.03	(0.06)	—	(1.79)	(1.85)	(0.17)	—	—	(0.17)	—	(2.02)	$10.01	(15.63) %	$ 768	2.60%	2.61%	(0.94) %	31%
10/1/18 to 9/30/19	11.65	0.17	—	0.21	0.38	—	—	—	—	—	0.38	12.03	3.26	736	2.61	2.62	1.47	44
10/1/17 to 9/30/18	10.96	0.01	—	0.68	0.69	—	—	—	—	—	0.69	11.65	6.30	358	2.60	2.90	0.08	24
10/1/16 to 9/30/17	9.31	0.08	—	1.69	1.77	(0.12)	—	—	(0.12)	—	1.65	10.96	19.31	317	2.59	3.73	0.78	28
10/1/15 to 9/30/16	7.80	0.12	—	1.41	1.53	(0.02)	—	—	(0.02)	—	1.51	9.31	19.62	117	2.61 (8)	4.51	1.39	34
10/1/14 to 9/30/15	10.26	0.07	—	(2.24)	(2.17)	(0.06)	—	(0.23)	(0.29)	—	(2.46)	7.80	(21.68)	128	2.60	4.34	0.76	35
Class I
10/1/19 to 3/31/20(6)	$12.16	— (12)	—	(1.80)	(1.80)	(0.26)	—	—	(0.26)	—	(2.06)	$10.10	(15.21) %	$ 95,056	1.60%	1.62%	0.04%	31%
10/1/18 to 9/30/19	11.70	0.34	—	0.16	0.50	(0.04)	—	—	(0.04)	—	0.46	12.16	4.33	85,699	1.61	1.67	2.85	44
10/1/17 to 9/30/18	10.99	0.14	—	0.67	0.81	(0.10)	—	—	(0.10)	—	0.71	11.70	7.36	28,630	1.60	1.93	1.16	24
10/1/16 to 9/30/17	9.31	0.16	—	1.70	1.86	(0.18)	—	—	(0.18)	—	1.68	10.99	20.42	8,673	1.59	2.75	1.60	28
10/1/15 to 9/30/16	7.88	0.20	—	1.41	1.61	(0.18)	—	—	(0.18)	—	1.43	9.31	20.82	4,420	1.61 (8)	3.53	2.44	34
10/1/14 to 9/30/15	10.34	0.18	—	(2.28)	(2.10)	(0.13)	—	(0.23)	(0.36)	—	(2.46)	7.88	(20.96)	3,871	1.60	3.35	1.87	35
Class R6
10/1/19 to 3/31/20(6)	$12.16	— (12)	—	(1.79)	(1.79)	(0.27)	—	—	(0.27)	—	(2.06)	$10.10	(15.13) %	$ 84	1.50%	1.51%	0.07%	31%
8/1/19 (10) to 9/30/19	12.36	0.03	—	(0.23)	(0.20)	—	—	—	—	—	(0.20)	12.16	(1.62)	98	1.51 (8)	1.62	1.44	44 (11)

KAR International Small-Cap Fund
Class A
10/1/19 to 3/31/20(6)	$16.95	(0.01)	—	(2.48)	(2.49)	(0.33)	—	—	(0.33)	—	(2.82)	$14.13	(15.16) %	$ 80,217	1.52% (13)	1.52%	(0.16) %	16%
10/1/18 to 9/30/19	17.15	0.44	—	(0.47)	(0.03)	(0.06)	—	(0.11)	(0.17)	— (12)	(0.20)	16.95	(0.05) (14)	70,958	1.55 (13)	1.55	2.66	30
10/1/17 to 9/30/18	16.22	0.16	—	1.01	1.17	(0.08)	—	(0.16)	(0.24)	—	0.93	17.15	7.31	47,909	1.60	1.56	0.92	21
10/1/16 to 9/30/17	13.01	0.16	—	3.34	3.50	(0.29)	—	—	(0.29)	—	3.21	16.22	27.42	18,479	1.60	1.66	1.07	27
10/1/15 to 9/30/16	10.85	0.21	—	2.38	2.59	(0.20)	—	(0.23)	(0.43)	—	2.16	13.01	24.58	1,985	1.61 (8)	1.87	1.80	40
10/1/14 to 9/30/15	13.70	0.17	—	(1.83)	(1.66)	(0.23)	—	(0.96)	(1.19)	—	(2.85)	10.85	(12.58)	1,916	1.60	1.74	1.41	64
Class C
10/1/19 to 3/31/20(6)	$16.64	(0.09)	—	(2.44)	(2.53)	(0.20)	—	—	(0.20)	—	(2.73)	$13.91	(15.51) %	$ 30,501	2.25% (13)	2.25%	(0.99) %	16%
10/1/18 to 9/30/19	16.89	0.32	—	(0.46)	(0.14)	—	—	(0.11)	(0.11)	— (12)	(0.25)	16.64	(0.78) (14)	37,210	2.29 (13)	2.29	1.93	30
10/1/17 to 9/30/18	16.04	0.03	—	1.02	1.05	(0.04)	—	(0.16)	(0.20)	—	0.85	16.89	6.60	35,966	2.31 (13)	2.27	0.18	21
10/1/16 to 9/30/17	12.92	0.06	—	3.29	3.35	(0.23)	—	—	(0.23)	—	3.12	16.04	26.41	13,442	2.35	2.41	0.38	27
10/1/15 to 9/30/16	10.72	0.12	—	2.37	2.49	(0.06)	—	(0.23)	(0.29)	—	2.20	12.92	23.76	1,465	2.36 (8)	2.63	1.02	40
10/1/14 to 9/30/15	13.63	0.08	—	(1.82)	(1.74)	(0.21)	—	(0.96)	(1.17)	—	(2.91)	10.72	(13.28)	1,464	2.35	2.49	0.65	64
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
KAR International Small-Cap Fund (Continued)
Class I
10/1/19 to 3/31/20(6)	$17.03	— (12)	—	(2.48)	(2.48)	(0.37)	—	—	(0.37)	—	(2.85)	$14.18	(15.08) %	$1,308,041	1.26% (13)	1.26%	0.02%	16%
10/1/18 to 9/30/19	17.24	0.50	—	(0.49)	0.01	(0.11)	—	(0.11)	(0.22)	— (12)	(0.21)	17.03	0.18 (14)	1,372,552	1.30 (13)	1.30	2.96	30
10/1/17 to 9/30/18	16.28	0.21	—	1.01	1.22	(0.10)	—	(0.16)	(0.26)	—	0.96	17.24	7.58	773,571	1.35	1.29	1.20	21
10/1/16 to 9/30/17	13.04	0.20	—	3.35	3.55	(0.31)	—	—	(0.31)	—	3.24	16.28	27.73	176,216	1.35	1.42	1.33	27
10/1/15 to 9/30/16	10.89	0.23	—	2.40	2.63	(0.25)	—	(0.23)	(0.48)	—	2.15	13.04	24.94	40,424	1.36 (8)	1.62	1.95	40
10/1/14 to 9/30/15	13.74	0.21	—	(1.85)	(1.64)	(0.25)	—	(0.96)	(1.21)	—	(2.85)	10.89	(12.43)	40,512	1.35	1.49	1.70	64
Class R6
10/1/19 to 3/31/20(6)	$17.05	0.03	—	(2.50)	(2.47)	(0.39)	—	—	(0.39)	—	(2.86)	$14.19	(15.06) %	$ 57,670	1.16% (13)	1.16%	0.36%	16%
10/1/18 to 9/30/19	17.26	0.43	—	(0.41)	0.02	(0.12)	—	(0.11)	(0.23)	— (12)	(0.21)	17.05	0.24 (14)	40,866	1.19 (13)	1.19	2.60	30
10/1/17 to 9/30/18	16.28	0.18	—	1.07	1.25	(0.11)	—	(0.16)	(0.27)	—	0.98	17.26	7.74	72,151	1.21 (13)	1.20	1.06	21
10/1/16 to 9/30/17	13.03	0.26	—	3.30	3.56	(0.31)	—	—	(0.31)	—	3.25	16.28	27.82	36,941	1.24	1.28	1.66	27
10/1/15 to 9/30/16	10.89	0.25	—	2.39	2.64	(0.27)	—	(0.23)	(0.50)	—	2.14	13.03	25.06	112	1.27 (8)	1.52	2.19	40
11/12/14 (10) to 9/30/15	13.43	0.22	—	(1.55)	(1.33)	(0.25)	—	(0.96)	(1.21)	—	(2.54)	10.89	(10.41)	90	1.27	1.41	2.02	64 (11)

KAR International Small-Mid Cap Fund
Class A
10/1/19 (10) to 3/31/20(6)	$10.00	(0.01)	—	(0.67)	(0.68)	—	—	—	—	—	(0.68)	$ 9.32	(6.80) %	$ 97	1.45%	4.89%	(0.16) %	30% (11)
Class C
10/1/19 (10) to 3/31/20(6)	$10.00	(0.05)	—	(0.67)	(0.72)	—	—	—	—	—	(0.72)	$ 9.28	(7.20) %	$ 105	2.20%	5.64%	(0.90) %	30% (11)
Class I
10/1/19 (10) to 3/31/20(6)	$10.00	0.20	—	(0.87)	(0.67)	—	—	—	—	—	(0.67)	$ 9.33	(6.70) %	$ 6,448	1.20%	4.61%	4.47%	30% (11)
Class R6
10/1/19 (10) to 3/31/20(6)	$10.00	0.01	—	(0.67)	(0.66)	—	—	—	—	—	(0.66)	$ 9.34	(6.60) %	$ 2,522	1.10%	4.63%	0.20%	30% (11)

Rampart Equity Trend Fund
Class A
10/1/19 to 3/31/20(6)	$15.16	0.01	—	(2.89)	(2.88)	—	—	—	—	—	(2.88)	$12.28	(19.00) %	$ 80,565	1.57% (13)	1.57%	0.09%	32%
10/1/18 to 9/30/19	15.79	0.03	—	(0.66)	(0.63)	—	—	—	—	—	(0.63)	15.16	(3.99)	108,998	1.56 (13)	1.56	0.19	228
10/1/17 to 9/30/18	13.60	0.01	—	2.18	2.19	—	—	—	—	—	2.19	15.79	16.10	109,943	1.56 (13)	1.56	0.08	57
10/1/16 to 9/30/17	12.23	0.03	—	1.34	1.37	—	—	—	—	—	1.37	13.60	11.20	134,267	1.51 (9)	1.60	0.23	92
10/1/15 to 9/30/16	12.14	(0.01)	—	0.10	0.09	—	—	—	—	—	0.09	12.23	0.74	245,109	1.50 (8)(9)	1.58	(0.05)	229
10/1/14 to 9/30/15	17.39	(0.03)	—	(1.79)	(1.82)	(0.01)	—	(3.42)	(3.43)	—	(5.25)	12.14	(12.79)	520,337	1.60 (13)	1.60	(0.22)	674
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Rampart Equity Trend Fund (Continued)
Class C
10/1/19 to 3/31/20(6)	$14.41	(0.05)	—	(2.73)	(2.78)	—	—	—	—	—	(2.78)	$11.63	(19.29) %	$ 83,324	2.32% (13)	2.32%	(0.66) %	32%
10/1/18 to 9/30/19	15.12	(0.08)	—	(0.63)	(0.71)	—	—	—	—	—	(0.71)	14.41	(4.70)	128,143	2.30 (13)	2.30	(0.57)	228
10/1/17 to 9/30/18	13.11	(0.09)	—	2.10	2.01	—	—	—	—	—	2.01	15.12	15.33	218,543	2.29 (13)	2.29	(0.65)	57
10/1/16 to 9/30/17	11.88	(0.06)	—	1.29	1.23	—	—	—	—	—	1.23	13.11	10.35	257,078	2.21 (9)	2.35	(0.47)	92
10/1/15 to 9/30/16	11.87	(0.08)	—	0.09	0.01	—	—	—	—	—	0.01	11.88	0.08	423,675	2.16 (8)(9)	2.33	(0.69)	229
10/1/14 to 9/30/15	17.16	(0.13)	—	(1.76)	(1.89)	—	—	(3.40)	(3.40)	—	(5.29)	11.87	(13.45)	746,390	2.36 (13)	2.36	(0.97)	674
Class I
10/1/19 to 3/31/20(6)	$15.37	0.03	—	(2.93)	(2.90)	—	—	—	—	—	(2.90)	$12.47	(18.87) %	$ 48,962	1.32% (13)	1.32%	0.33%	32%
10/1/18 to 9/30/19	15.97	0.06	—	(0.66)	(0.60)	—	—	—	—	—	(0.60)	15.37	(3.76)	73,639	1.31 (13)	1.31	0.42	228
10/1/17 to 9/30/18	13.71	0.05	—	2.21	2.26	—	—	—	—	—	2.26	15.97	16.48	110,950	1.30 (13)	1.30	0.34	57
10/1/16 to 9/30/17	12.31	0.06	—	1.34	1.40	—	—	—	—	—	1.40	13.71	11.37	148,047	1.29 (9)	1.35	0.45	92
10/1/15 to 9/30/16	12.19	0.02	—	0.10	0.12	—	—	—	—	—	0.12	12.31	0.98	282,818	1.29 (8)(9)	1.33	0.16	229
10/1/14 to 9/30/15	17.42	0.01	—	(1.80)	(1.79)	(0.02)	—	(3.42)	(3.44)	—	(5.23)	12.19	(12.57)	594,460	1.35 (13)	1.35	0.04	674
Class R6
10/1/19 to 3/31/20(6)	$15.47	0.04	—	(2.96)	(2.92)	—	—	—	—	—	(2.92)	$12.55	(18.88) %	$ 606	1.22% (13)	1.22%	0.45%	32%
10/1/18 to 9/30/19	16.05	0.08	—	(0.66)	(0.58)	—	—	—	—	—	(0.58)	15.47	(3.61)	602	1.21 (13)	1.21	0.53	228
10/1/17 to 9/30/18	13.77	0.08	—	2.20	2.28	—	—	—	—	—	2.28	16.05	16.56	625	1.20 (13)	1.20	0.50	57
10/1/16 to 9/30/17	12.34	0.08	—	1.35	1.43	—	—	—	—	—	1.43	13.77	11.59	203	1.16 (9)	1.23	0.58	92
10/1/15 to 9/30/16	12.20	0.06	—	0.08	0.14	—	—	—	—	—	0.14	12.34	1.15	182	1.10 (8)(9)	1.25	0.49	229
11/12/14 (10) to 9/30/15	17.20	0.01	—	(1.57)	(1.56)	(0.02)	—	(3.42)	(3.44)	—	(5.00)	12.20	(11.39)	89	1.28 (13)	1.28	0.10	674 (11)

Rampart Multi-Asset Trend Fund
Class A
10/1/19 to 3/31/20(6)	$11.50	0.05	—	(0.95)	(0.90)	(0.08)	—	—	(0.08)	—	(0.98)	$10.52	(7.92) %	$ 10,943	1.64% (9)	1.73%	0.90%	62%
10/1/18 to 9/30/19	11.24	0.05	—	0.25	0.30	(0.04)	—	—	(0.04)	—	0.26	11.50	2.65	12,441	1.68 (13)	1.68	0.45	233
10/1/17 to 9/30/18	10.84	0.07	—	0.33	0.40	—	—	—	—	—	0.40	11.24	3.69	14,744	1.63 (13)	1.63	0.67	117
10/1/16 to 9/30/17	10.31	0.05	—	0.48	0.53	—	—	—	—	—	0.53	10.84	5.14	18,160	1.65 (13)	1.65	0.52	167
10/1/15 to 9/30/16	9.94	(0.01)	—	0.39	0.38	(0.01)	—	—	(0.01)	—	0.37	10.31	3.82	29,798	1.61 (8)(13)	1.61	(0.07)	223
10/1/14 to 9/30/15	11.85	(0.02)	—	(0.92)	(0.94)	(0.04)	—	(0.93)	(0.97)	—	(1.91)	9.94	(8.58)	55,214	1.62 (13)	1.62	(0.15)	519
Class C
10/1/19 to 3/31/20(6)	$11.05	0.01	—	(0.92)	(0.91)	(0.03)	—	—	(0.03)	—	(0.94)	$10.11	(8.26) %	$ 21,390	2.39% (9)	2.47%	0.13%	62%
10/1/18 to 9/30/19	10.84	(0.03)	—	0.24	0.21	—	—	—	—	—	0.21	11.05	1.94	28,019	2.42 (13)	2.42	(0.29)	233
10/1/17 to 9/30/18	10.53	(0.01)	—	0.32	0.31	—	—	—	—	—	0.31	10.84	2.94	39,671	2.36 (13)	2.36	(0.08)	117
10/1/16 to 9/30/17	10.10	(0.02)	—	0.45	0.43	—	—	—	—	—	0.43	10.53	4.26	51,105	2.39 (13)	2.39	(0.23)	167
10/1/15 to 9/30/16	9.80	(0.08)	—	0.38	0.30	—	—	—	—	—	0.30	10.10	3.06	80,962	2.36 (8)(13)	2.36	(0.80)	223
10/1/14 to 9/30/15	11.73	(0.09)	—	(0.91)	(1.00)	—	—	(0.93)	(0.93)	—	(1.93)	9.80	(9.23)	139,223	2.36 (13)	2.37	(0.89)	519
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Rampart Multi-Asset Trend Fund (Continued)
Class I
10/1/19 to 3/31/20(6)	$11.57	0.07	—	(0.96)	(0.89)	(0.09)	—	—	(0.09)	—	(0.98)	$10.59	(7.77) %	$ 7,306	1.40% (9)	1.50%	1.16%	62%
10/1/18 to 9/30/19	11.33	0.07	—	0.26	0.33	(0.09)	—	—	(0.09)	—	0.24	11.57	2.92	9,342	1.44 (13)	1.44	0.68	233
10/1/17 to 9/30/18	10.90	0.10	—	0.33	0.43	—	—	—	—	—	0.43	11.33	3.94	15,245	1.39 (13)	1.39	0.90	117
10/1/16 to 9/30/17	10.34	0.08	—	0.48	0.56	—	—	—	—	—	0.56	10.90	5.42	17,443	1.40 (13)	1.40	0.76	167
10/1/15 to 9/30/16	9.99	0.02	—	0.38	0.40	(0.05)	—	—	(0.05)	—	0.35	10.34	3.97	28,522	1.36 (8)(13)	1.36	0.16	223
10/1/14 to 9/30/15	11.88	0.01	—	(0.91)	(0.90)	(0.06)	—	(0.93)	(0.99)	—	(1.89)	9.99	(8.36)	73,528	1.36 (13)	1.36	0.11	519

Rampart Sector Trend Fund
Class A
10/1/19 to 3/31/20(6)	$13.67	0.07	—	(2.18)	(2.11)	(0.17)	—	—	(0.17)	—	(2.28)	$11.39	(15.70) %	$ 73,262	1.00%	1.00%	1.04%	77%
10/1/18 to 9/30/19	13.74	0.15	—	(0.10)	0.05	(0.12)	—	—	(0.12)	—	(0.07)	13.67	0.52	98,647	0.99	0.99	1.20	347
10/1/17 to 9/30/18	12.20	0.10	—	1.56	1.66	(0.12)	—	—	(0.12)	—	1.54	13.74	13.64	95,318	0.98	0.98	0.76	324
10/1/16 to 9/30/17	11.29	0.11	—	0.94	1.05	(0.14)	—	—	(0.14)	—	0.91	12.20	9.46 (7)	99,321	1.03 (7)	1.03	0.98 (7)	259
10/1/15 to 9/30/16	11.00	0.11	—	0.26	0.37	(0.08)	—	—	(0.08)	—	0.29	11.29	3.36	131,389	1.05 (8)	1.05	1.00	337
10/1/14 to 9/30/15	15.21	0.05	—	(0.71)	(0.66)	(0.05)	—	(3.50)	(3.55)	—	(4.21)	11.00	(6.19)	156,759	0.98	0.98	0.39	576
Class C
10/1/19 to 3/31/20(6)	$13.42	0.02	—	(2.17)	(2.15)	(0.03)	—	—	(0.03)	—	(2.18)	$11.24	(16.06) %	$ 34,196	1.77%	1.77%	0.26%	77%
10/1/18 to 9/30/19	13.47	0.05	—	(0.09)	(0.04)	(0.01)	—	—	(0.01)	—	(0.05)	13.42	(0.29)	51,461	1.75	1.75	0.43	347
10/1/17 to 9/30/18	11.94	— (12)	—	1.53	1.53	— (12)	—	—	—	—	1.53	13.47	12.84	88,354	1.74	1.74	(0.01)	324
10/1/16 to 9/30/17	11.04	0.02	—	0.93	0.95	(0.05)	—	—	(0.05)	—	0.90	11.94	8.68 (7)	105,603	1.78 (7)	1.78	0.22 (7)	259
10/1/15 to 9/30/16	10.76	0.03	—	0.25	0.28	—	—	—	—	—	0.28	11.04	2.60	167,265	1.80 (8)	1.80	0.24	337
10/1/14 to 9/30/15	15.02	(0.04)	—	(0.69)	(0.73)	(0.02)	—	(3.51)	(3.53)	—	(4.26)	10.76	(6.86)	206,556	1.74	1.74	(0.34)	576
Class I
10/1/19 to 3/31/20(6)	$13.65	0.09	—	(2.18)	(2.09)	(0.20)	—	—	(0.20)	—	(2.29)	$11.36	(15.62) %	$ 43,644	0.77%	0.77%	1.27%	77%
10/1/18 to 9/30/19	13.73	0.18	—	(0.10)	0.08	(0.16)	—	—	(0.16)	—	(0.08)	13.65	0.72	53,395	0.76	0.76	1.44	347
10/1/17 to 9/30/18	12.19	0.13	—	1.56	1.69	(0.15)	—	—	(0.15)	—	1.54	13.73	13.94	60,095	0.74	0.74	0.99	324
10/1/16 to 9/30/17	11.28	0.14	—	0.94	1.08	(0.17)	—	—	(0.17)	—	0.91	12.19	9.77 (7)	72,187	0.78 (7)	0.78	1.22 (7)	259
10/1/15 to 9/30/16	11.02	0.13	—	0.27	0.40	(0.14)	—	—	(0.14)	—	0.26	11.28	3.65	102,905	0.80 (8)	0.80	1.21	337
10/1/14 to 9/30/15	15.21	0.08	—	(0.71)	(0.63)	(0.05)	—	(3.51)	(3.56)	—	(4.19)	11.02	(5.90)	169,977	0.73	0.73	0.65	576

Vontobel Global Opportunities Fund
Class A
10/1/19 to 3/31/20(6)	$16.37	(0.03)	—	(1.83)	(1.86)	—	—	(0.34)	(0.34)	—	(2.20)	$14.17	(11.75) %	$ 86,727	1.36%	1.39%	(0.36) %	36%
10/1/18 to 9/30/19	17.02	0.02	—	0.97	0.99	— (12)	—	(1.64)	(1.64)	—	(0.65)	16.37	7.62	99,951	1.37 (9)	1.40	0.11	35
10/1/17 to 9/30/18	16.22	0.02	—	1.68	1.70	— (12)	—	(0.90)	(0.90)	—	0.80	17.02	10.80	104,081	1.40 (13)	1.40	0.12	38
10/1/16 to 9/30/17	13.69	0.02	—	2.64	2.66	(0.05)	—	(0.08)	(0.13)	—	2.53	16.22	19.54 (7)	113,151	1.45 (7)	1.46	0.05 (7)	37
10/1/15 to 9/30/16	12.32	0.05	—	1.35	1.40	(0.03)	—	—	(0.03)	—	1.37	13.69	11.38	105,967	1.47 (8)	1.48	0.37	29
10/1/14 to 9/30/15	12.12	0.05	—	0.21	0.26	(0.06)	—	—	(0.06)	—	0.20	12.32	2.15	87,769	1.45	1.45	0.42	40
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Vontobel Global Opportunities Fund (Continued)
Class C
10/1/19 to 3/31/20(6)	$13.58	(0.08)	—	(1.50)	(1.58)	—	—	(0.34)	(0.34)	—	(1.92)	$11.66	(12.10) %	$ 22,378	2.11%	2.13%	(1.11) %	36%
10/1/18 to 9/30/19	14.51	(0.08)	—	0.79	0.71	—	—	(1.64)	(1.64)	—	(0.93)	13.58	6.89	28,147	2.12 (9)	2.16	(0.64)	35
10/1/17 to 9/30/18	14.06	(0.09)	—	1.44	1.35	—	—	(0.90)	(0.90)	—	0.45	14.51	9.92	32,003	2.16 (13)	2.16	(0.61)	38
10/1/16 to 9/30/17	11.93	(0.08)	—	2.29	2.21	—	—	(0.08)	(0.08)	—	2.13	14.06	18.61 (7)	30,065	2.21 (7)	2.22	(0.68) (7)	37
10/1/15 to 9/30/16	10.79	(0.04)	—	1.18	1.14	—	—	—	—	—	1.14	11.93	10.57	23,070	2.23 (8)	2.24	(0.34)	29
10/1/14 to 9/30/15	10.66	(0.01)	—	0.16	0.15	(0.02)	—	—	(0.02)	—	0.13	10.79	1.42	14,431	2.21	2.21	(0.13)	40
Class I
10/1/19 to 3/31/20(6)	$16.39	(0.01)	—	(1.83)	(1.84)	(0.04)	—	(0.34)	(0.38)	—	(2.22)	$14.17	(11.64) %	$ 105,929	1.09%	1.16%	(0.09) %	36%
10/1/18 to 9/30/19	17.02	0.06	—	0.99	1.05	(0.04)	—	(1.64)	(1.68)	—	(0.63)	16.39	7.98	124,340	1.10 (9)	1.17	0.41	35
10/1/17 to 9/30/18	16.23	0.07	—	1.67	1.74	(0.05)	—	(0.90)	(0.95)	—	0.79	17.02	11.07	81,090	1.16 (13)	1.16	0.43	38
10/1/16 to 9/30/17	13.69	0.06	—	2.63	2.69	(0.07)	—	(0.08)	(0.15)	—	2.54	16.23	19.83 (7)	76,222	1.20 (7)	1.21	0.38 (7)	37
10/1/15 to 9/30/16	12.32	0.08	—	1.35	1.43	(0.06)	—	—	(0.06)	—	1.37	13.69	11.65	48,155	1.23 (8)	1.23	0.64	29
10/1/14 to 9/30/15	12.11	0.08	—	0.21	0.29	(0.08)	—	—	(0.08)	—	0.21	12.32	2.37	38,104	1.20	1.20	0.67	40
Class R6
10/1/19 to 3/31/20(6)	$16.42	0.01	—	(1.84)	(1.83)	(0.05)	—	(0.34)	(0.39)	—	(2.22)	$14.20	(11.56) %	$ 64,154	0.90%	1.07%	0.11%	36%
10/1/18 to 9/30/19	17.03	0.13	—	0.94	1.07	(0.04)	—	(1.64)	(1.68)	—	(0.61)	16.42	8.19	65,704	0.90 (9)	1.08	0.80	35
1/30/18 (10) to 9/30/18	17.27	0.06	—	(0.30)	(0.24)	—	—	—	—	—	(0.24)	17.03	1.39	425	1.11 (13)	1.11	0.56	38 (11)

Vontobel Greater European Opportunities Fund
Class A
10/1/19 to 3/31/20(6)	$11.55	(0.03)	—	(1.31)	(1.34)	(0.06)	—	(1.32)	(1.38)	—	(2.72)	$ 8.83	(13.73) %	$ 1,132	1.45%	3.41%	(0.60) %	26%
10/1/18 to 9/30/19	15.62	0.07	—	(0.38)	(0.31)	(0.14)	—	(3.62)	(3.76)	—	(4.07)	11.55	2.14	1,378	1.45	2.99	0.62	16
10/1/17 to 9/30/18	17.62	0.13	—	(0.16)	(0.03)	(0.24)	—	(1.73)	(1.97)	—	(2.00)	15.62	(0.49)	3,283	1.45	2.20	0.77	22
10/1/16 to 9/30/17	15.86	0.04	—	1.96	2.00	(0.24)	—	—	(0.24)	—	1.76	17.62	12.89	4,224	1.44	1.90	0.26	42
10/1/15 to 9/30/16	15.20	0.17	—	0.59	0.76	(0.10)	—	—	(0.10)	—	0.66	15.86	4.99	11,364	1.46 (8)	1.82	1.06	49
10/1/14 to 9/30/15	15.32	0.16	—	0.01	0.17	(0.10)	—	(0.19)	(0.29)	—	(0.12)	15.20	1.19	13,306	1.45	1.89	1.02	35
Class C
10/1/19 to 3/31/20(6)	$11.21	(0.07)	—	(1.26)	(1.33)	—	—	(1.32)	(1.32)	—	(2.65)	$ 8.56	(13.99) %	$ 416	2.20%	4.24%	(1.34) %	26%
10/1/18 to 9/30/19	15.22	(0.04)	—	(0.35)	(0.39)	—	—	(3.62)	(3.62)	—	(4.01)	11.21	1.34	579	2.20	3.73	(0.32)	16
10/1/17 to 9/30/18	17.22	0.01	—	(0.15)	(0.14)	(0.13)	—	(1.73)	(1.86)	—	(2.00)	15.22	(1.17)	1,827	2.20	2.92	0.07	22
10/1/16 to 9/30/17	15.58	(0.02)	—	1.86	1.84	(0.20)	—	—	(0.20)	—	1.64	17.22	12.06	2,208	2.19	2.66	(0.10)	42
10/1/15 to 9/30/16	14.95	0.04	—	0.59	0.63	—	—	—	—	—	0.63	15.58	4.21	2,292	2.23 (8)	2.58	0.26	49
10/1/14 to 9/30/15	15.08	0.05	—	0.01	0.06	— (12)	—	(0.19)	(0.19)	—	(0.13)	14.95	0.43	1,564	2.20	2.64	0.34	35
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
Vontobel Greater European Opportunities Fund (Continued)
Class I
10/1/19 to 3/31/20(6)	$11.55	(0.02)	—	(1.29)	(1.31)	(0.10)	—	(1.32)	(1.42)	—	(2.73)	$ 8.82	(13.56) %	$ 1,957	1.20%	3.26%	(0.33) %	26%
10/1/18 to 9/30/19	15.65	0.12	—	(0.41)	(0.29)	(0.19)	—	(3.62)	(3.81)	—	(4.10)	11.55	2.36	2,280	1.20	2.72	1.00	16
10/1/17 to 9/30/18	17.65	0.12	—	(0.10)	0.02	(0.29)	—	(1.73)	(2.02)	—	(2.00)	15.65	(0.19)	2,626	1.20	1.89	0.75	22
10/1/16 to 9/30/17	15.91	0.17	—	1.87	2.04	(0.30)	—	—	(0.30)	—	1.74	17.65	13.21	9,822	1.19	1.67	1.02	42
10/1/15 to 9/30/16	15.26	0.25	—	0.54	0.79	(0.14)	—	—	(0.14)	—	0.65	15.91	5.22	8,893	1.22 (8)	1.56	1.57	49
10/1/14 to 9/30/15	15.38	0.24	—	(0.02)	0.22	(0.15)	—	(0.19)	(0.34)	—	(0.12)	15.26	1.47	5,751	1.20	1.63	1.55	35

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A), No Impact (Class C), No Impact (Class I)
Rampart Sector Trend No Impact (Class A), No Impact (Class C), No Impact (Class I)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A), No Impact (Class C), No Impact (Class I)
Rampart Sector Trend No Impact (Class A), No Impact (Class C), No Impact (Class I)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)

(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire period.
(12)	Amount is less than $0.005 per share.
(13)	The share class is currently under its expense limitation.
(14)	Payment from affiliate had no impact on total return.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2020
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 24 funds of the Trust are offered for sale, of which 14 (each a “Fund” or collectively, the “Funds”) are reported in this semiannual report.
Each Fund has a distinct investment objective and all of the Funds except the Duff & Phelps Real Asset Fund, KAR Emerging Markets Small-Cap Fund, KAR International Small-Cap Fund, and KAR International Small-Mid Cap Fund are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
Duff & Phelps Global Infrastructure Fund	Capital appreciation and current income.
Duff & Phelps Global Real Estate Securities Fund	Long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps International Real Estate Securities Fund	Long-term capital appreciation, with a secondary investment objective of income.
Duff & Phelps Real Asset Fund	Long-term capital appreciation.
Herzfeld Fund	Capital appreciation and current income.
Horizon Wealth Masters Fund	Capital appreciation.
KAR Emerging Markets Small-Cap Fund	Capital appreciation.
KAR International Small-Cap Fund	Capital appreciation.
KAR International Small-Mid Cap Fund	Capital appreciation.
Rampart Equity Trend Fund	Long-term capital appreciation.
Rampart Multi-Asset Trend Fund	Capital appreciation. In pursuing this objective, the Fund maintains an emphasis on preservation of capital.
Rampart Sector Trend Fund	Long-term capital appreciation.
Vontobel Global Opportunities Fund	Capital appreciation.
Vontobel Greater European Opportunities Fund	Long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, and Class I shares. The Duff & Phelps Global Infrastructure Fund, Duff & Phelps Global Real Estate Securities Fund, KAR Emerging Markets Small-Cap Fund, KAR International Small-Cap Fund, KAR International Small-Mid Cap Fund, Rampart Equity Trend Fund, and Vontobel Global Opportunities Fund also offer Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of the following Funds:

	First $2 Billion	$2+ Billion through $4 Billion	Over $4 Billion
Rampart Multi-Asset Trend Fund	1.00%	0.95%	0.90%

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	First $1 Billion	$1+ Billion
Herzfeld Fund	1.00%	0.95%
Horizon Wealth Masters Fund	0.85	0.80
KAR Emerging Markets Small-Cap Fund	1.20	1.15
KAR International Small-Cap Fund	1.00	0.95
KAR International Small-Mid Cap Fund	0.90	0.85
Rampart Equity Trend Fund	1.00	0.95
Rampart Sector Trend Fund	0.45	0.40
Vontobel Greater European Opportunities Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Vontobel Global Opportunities Fund	0.85	0.80	0.75
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM (1)
Duff & Phelps Global Real Estate Securities Fund	DPIM (1)
Duff & Phelps International Real Estate Securities Fund	DPIM (1)
Duff & Phelps Real Asset Fund	DPIM (2)
Herzfeld Fund	Thomas J. Herzfeld Advisors, Inc.
Horizon Wealth Masters Fund	Horizon Kinetics Asset Management, LLC
KAR Emerging Markets Small-Cap Fund	KAR (3)
KAR International Small-Cap Fund	KAR (3)
KAR International Small-Mid Cap Fund	KAR (3)
Rampart Equity Trend Fund	Rampart (4)
Rampart Multi-Asset Trend Fund	Rampart (4)
Rampart Sector Trend Fund	Rampart (4)
Vontobel Global Opportunities Fund	Vontobel (5)
Vontobel Greater European Opportunities Fund	Vontobel (5)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Effective February 28, 2020, DPIM is the subadviser to the Fund. Prior to February 28, 2020, Rampart Investment Management Company, LLC (“Rampart”), an indirect, wholly-owned subsidiary of Virtus, was the subadviser to the Fund.
(3)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Rampart.
(5)	Vontobel Asset Management, Inc. (“Vontobel”).
C.	Expense Limitations
The Adviser has contractually agreed to limit certain Funds’ annual total operating expenses subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2021 (excepted as noted). Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A %	N/A %	N/A %	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.40	2.15	1.15	0.89
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	N/A

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Fund	Class A	Class C	Class I	Class R6
Herzfeld Fund	1.60%	2.35%	1.35%	N/A %
Horizon Wealth Masters Fund	1.25	2.00	1.00	N/A
KAR Emerging Markets Small-Cap Fund	1.85	2.60	1.60	1.50
KAR International Small-Cap Fund*	1.60	2.35	1.35	1.24
KAR International Small-Mid Cap Fund	1.45	2.20	1.20	1.10
Rampart Equity Trend Fund*	1.60	2.35	1.35	1.26
Rampart Multi-Asset Trend Fund**	1.60	2.35	1.35	N/A
Vontobel Global Opportunities Fund	1.36	2.11	1.09	0.90
Vontobel Greater European Opportunities Fund	1.45	2.20	1.20	N/A
*	Each share class is currently below its expense cap.
**	Effective December 1, 2019. For the period October 1, 2019 through November 30, 2019, the expense caps were as follows for Class A shares, Class C shares, and Class I shares, respectively: 1.75%, 2.50%, and 1.50%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2020	2021	2022	2023	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ —	$ —	$ 2	$ 4	$ 6
Duff & Phelps Global Real Estate Securities Fund
Class A	77	235	226	117	655
Class C	11	7	5	2	25
Class I	137	66	71	22	296
Class R6	1	7	4	6	18
Duff & Phelps International Real Estate Securities Fund
Class A	8	9	4	2	23
Class C	3	4	2	1	10
Class I	48	93	81	45	267
Herzfeld Fund
Class A	2	3	2	2	9
Class C	4	3	8	6	21
Class I	7	1	5	6	19
Horizon Wealth Masters Fund
Class A	6	34	42	18	100
Class C	7	38	48	24	117
Class I	10	51	63	30	154
KAR Emerging Markets Small-Cap Fund
Class A	6	8	12	5	31
Class C	1	1	— (1)	— (1)	2
Class I	36	56	40	11	143
Class R6	—	—	— (1)	— (1)	— (1)
KAR International Small-Mid Cap Fund
Class A	—	—	—	2	2
Class C	—	—	—	2	2
Class I	—	—	—	11	11
Class R6	—	—	—	51	51

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	Expiration
Fund	2020	2021	2022	2023	Total
Rampart Equity Trend Fund
Class A	$ 5	$ —	$ —	$ —	$ 5
Class C	10	—	—	—	10
Class I	6	—	—	—	6
Rampart Multi-Asset Trend Fund
Class A	—	—	—	6	6
Class C	—	—	—	11	11
Class I	—	—	—	4	4
Vontobel Global Opportunities Fund
Class A	—	—	34	14	48
Class C	—	—	12	2	14
Class I	—	—	66	45	111
Class R6	—	—	55	58	113
Vontobel Greater European Opportunities Fund
Class A	10	30	34	14	88
Class C	5	15	14	5	39
Class I	36	30	35	23	124
(1)	Amount is less than $500.
During the period ended March 31, 2020, the Adviser recaptured expenses previously waived for the following Funds:

Fund	Class A	Class C	Class I	Class R6	Total
KAR Emerging Markets Small-Cap Fund	$— (1)	$— (1)	$—	$— (1)	$— (1)
Vontobel Global Opportunities Fund	—	— (1)	—	—	— (1)

(1) Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended March 31, 2020, it retained net commissions of $41 of Class A shares and CDSC of $1 and $9 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
                (1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
                (2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended March 31, 2020, the Funds incurred administration fees totaling $1,585 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended March 31, 2020, the Funds incurred transfer agent fees totaling $710 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the period ended March 31, 2020, is as follows:

	Value, beginning of period	Purchases (2)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Affiliated Mutual Funds—67.1%(3)
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$ 6,476	$ 2,940	$ 835	$ 66	$(1,961)	$ 6,686	534,873	$ 80	$217
Virtus Duff & Phelps Global Real Estate Securities Fund Class I	3,811	595	2,908	44	(1,542)	—	—	204	91
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	—	6,298	—	—	5	6,303	252,629	—	—
Virtus Duff & Phelps International Real Estate Securities Fund Class I	3,930	675	3,859	1,037	(1,783)	—	—	344	—
Virtus Duff & Phelps Real Estate Securities Fund Class I	2,710	677	2,858	579	(1,108)	—	—	11	467
Virtus Duff & Phelps Select MLP and Energy Fund Class I	—	2,833	—	—	(1,100)	1,733	402,987	—	—
Virtus Newfleet Senior Floating Rate Fund Class I	3,447	353	3,501	2	(301)	—	—	—	—
Virtus Newfleet Senior Floating Rate Fund Class R6	—	4,750	1,180	(175)	(270)	3,125	407,427	—	—
Total	$20,374	$19,121	$15,141	$1,553	$(8,060)	$17,847		$639	$775
(1) The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September 30, 2019, the Fund was the owner of record of less than 10% of each affiliated underlying fund.
(2) Includes reinvested dividends from income and capital gain distributions.
(3) Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2020.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended March 31, 2020, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$ 25,738	$ 34,719
Duff & Phelps Global Real Estate Securities Fund	81,492	40,018
Duff & Phelps International Real Estate Securities Fund	11,705	14,204
Duff & Phelps Real Asset Fund	22,462	26,232
Herzfeld Fund	20,698	33,085
Horizon Wealth Masters Fund	6,608	17,436
KAR Emerging Markets Small-Cap Fund	57,565	35,001
KAR International Small-Cap Fund	622,168	248,195
KAR International Small-Mid Cap Fund	9,767	1,120
Rampart Equity Trend Fund	80,586	326,511
Rampart Multi-Asset Trend Fund	26,561	55,736
Rampart Sector Trend Fund	131,593	303,429
Vontobel Global Opportunities Fund	121,940	116,121
Vontobel Greater European Opportunities Fund	1,017	1,115
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended March 31, 2020.
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	106	$ 1,684	494	$ 7,590	253	$ 7,941	295	$ 9,202
Reinvestment of distributions	96	1,460	121	1,699	30	1,000	6	180
Shares repurchased and cross class conversions	(283)	(3,999)	(554)	(7,992)	(164)	(4,960)	(323)	(9,936)
Net Increase / (Decrease)	(81)	$ (855)	61	$ 1,297	119	$ 3,981	(22)	$ (554)
Class C
Shares sold and cross class conversions	30	$ 484	77	$ 1,149	17	$ 559	28	$ 867
Reinvestment of distributions	32	493	55	760	19	591	7	189
Shares repurchased and cross class conversions	(151)	(2,331)	(452)	(6,681)	(34)	(1,045)	(79)	(2,377)
Net Increase / (Decrease)	(89)	$ (1,354)	(320)	$ (4,772)	2	$ 105	(44)	$ (1,321)
Class I
Shares sold and cross class conversions	973	$ 15,711	1,517	$ 23,388	1,835	$ 59,627	2,559	$ 79,502
Reinvestment of distributions	118	1,803	127	1,809	477	15,409	168	4,704
Shares repurchased and cross class conversions	(1,794)	(24,455)	(674)	(9,982)	(1,634)	(49,372)	(1,507)	(46,439)
Net Increase / (Decrease)	(703)	$ (6,941)	970	$ 15,215	678	$ 25,664	1,220	$ 37,767

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	194	$ 3,032	56	$ 822	831	$ 26,912	86	$ 2,587
Reinvestment of distributions	28	424	35	500	5	161	2	45
Shares repurchased and cross class conversions	(65)	(1,045)	(311)	(4,524)	(24)	(814)	(221)	(6,616)
Net Increase / (Decrease)	157	$ 2,411	(220)	$ (3,202)	812	$ 26,259	(133)	$ (3,984)

	Duff & Phelps International Real Estate Securities Fund				Duff & Phelps Real Asset Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	120	$ 923	58	$ 434	92	$ 1,017	700	$ 7,659
Reinvestment of distributions	24	185	10	67	38	438	18	184
Shares repurchased and cross class conversions	(61)	(429)	(66)	(483)	(208)	(2,210)	(211)	(2,350)
Net Increase / (Decrease)	83	$ 679	2	$ 18	(78)	$ (755)	507	$ 5,493
Class C
Shares sold and cross class conversions	7	$ 51	2	$ 18	1	$ 13	4	$ 47
Reinvestment of distributions	7	56	4	27	1	14	7	70
Shares repurchased and cross class conversions	(6)	(45)	(41)	(306)	(71)	(778)	(688)	(7,493)
Net Increase / (Decrease)	8	$ 62	(35)	$ (261)	(69)	$ (751)	(677)	$ (7,376)
Class I
Shares sold and cross class conversions	1,504	$ 11,244	1,990	$ 15,105	543	$ 6,138	723	$ 7,978
Reinvestment of distributions	529	4,066	238	1,620	54	621	58	590
Shares repurchased and cross class conversions	(2,290)	(15,547)	(1,196)	(8,861)	(867)	(9,090)	(670)	(7,352)
Net Increase / (Decrease)	(257)	$ (237)	1,032	$ 7,864	(270)	$ (2,331)	111	$ 1,216

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	Herzfeld Fund				Horizon Wealth Masters Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	49	$ 527	131	$ 1,458	39	$ 587	100	$ 1,582
Reinvestment of distributions	14	132	57	575	33	555	77	1,107
Shares repurchased and cross class conversions	(107)	(1,104)	(233)	(2,613)	(227)	(3,652)	(370)	(5,957)
Net Increase / (Decrease)	(44)	$ (445)	(45)	$ (580)	(155)	$ (2,510)	(193)	$ (3,268)
Class C
Shares sold and cross class conversions	40	$ 441	277	$ 3,100	21	$ 314	33	$ 493
Reinvestment of distributions	33	306	176	1,759	39	624	80	1,107
Shares repurchased and cross class conversions	(463)	(4,993)	(596)	(6,603)	(148)	(2,103)	(273)	(4,211)
Net Increase / (Decrease)	(390)	$ (4,246)	(143)	$ (1,744)	(88)	$ (1,165)	(160)	$ (2,611)
Class I
Shares sold and cross class conversions	144	$ 1,537	679	$ 7,714	49	$ 792	120	$ 1,924
Reinvestment of distributions	78	734	373	3,778	59	999	118	1,713
Shares repurchased and cross class conversions	(1,130)	(11,552)	(1,263)	(14,100)	(444)	(6,600)	(512)	(8,123)
Net Increase / (Decrease)	(908)	$ (9,281)	(211)	$ (2,608)	(336)	$ (4,809)	(274)	$ (4,486)

	KAR Emerging Markets Small-Cap Fund				KAR International Small-Cap Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	482	$ 5,872	3,674	$ 42,412	2,733	$ 44,138	3,708	$ 61,363
Reinvestment of distributions	40	495	3	29	76	1,419	31	475
Shares repurchased and cross class conversions	(711)	(7,806)	(1,805)	(21,293)	(1,316)	(22,233)	(2,346)	(38,577)
Net Increase / (Decrease)	(189)	$ (1,439)	1,872	$ 21,148	1,493	$ 23,324	1,393	$ 23,261
Class C
Shares sold and cross class conversions	16	$ 190	48	$ 568	238	$ 4,330	831	$ 13,399
Reinvestment of distributions	1	12	—	—	23	427	15	224
Shares repurchased and cross class conversions	(1)	(9)	(18)	(202)	(305)	(4,994)	(739)	(11,833)
Net Increase / (Decrease)	16	$ 193	30	$ 366	(44)	$ (237)	107	$ 1,790
Class I
Shares sold and cross class conversions	5,616	$ 66,634	9,490	$ 111,996	33,463	$ 597,242	60,562	$ 1,005,248
Reinvestment of distributions	159	1,996	14	156	1,672	31,331	718	10,919
Shares repurchased and cross class conversions	(3,412)	(40,587)	(4,902)	(58,563)	(23,494)	(380,438)	(25,568)	(417,459)
Net Increase / (Decrease)	2,363	$ 28,043	4,602	$ 53,589	11,641	$ 248,135	35,712	$ 598,708

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	KAR Emerging Markets Small-Cap Fund				KAR International Small-Cap Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	— (1)	$ 3	8	$ 100	1,761	$ 30,492	795	$ 13,619
Reinvestment of distributions	— (1)	— (2)	—	—	50	944	26	398
Shares repurchased and cross class conversions	— (3)	— (4)	—	—	(144)	(2,604)	(2,606)	(42,649)
Net Increase / (Decrease)	—	$ 3	8	$ 100	1,667	$ 28,832	(1,785)	$ (28,632)
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
(3)	Amount is less than (500) shares.
(4)	Amount is less than ($500).

	KAR International Small-Mid Cap Fund		Rampart Equity Trend Fund
	From Inception October 01, 2019 to March 31, 2020 (Unaudited)		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	11	$ 121	414	$ 6,330	2,103	$ 30,695
Shares repurchased and cross class conversions	(1)	(11)	(1,044)	(15,742)	(1,875)	(27,423)
Net Increase / (Decrease)	10	$ 110	(630)	$ (9,412)	228	$ 3,272
Class C
Shares sold and cross class conversions	11	$ 115	33	$ 484	109	$ 1,517
Shares repurchased and cross class conversions	—	—	(1,762)	(25,359)	(5,669)	(78,811)
Net Increase / (Decrease)	11	$ 115	(1,729)	$ (24,875)	(5,560)	$ (77,294)
Class I
Shares sold and cross class conversions	698	$ 6,345	171	$ 2,672	499	$ 7,385
Shares repurchased and cross class conversions	(7)	(62)	(1,035)	(15,603)	(2,655)	(39,016)
Net Increase / (Decrease)	691	$ 6,283	(864)	$ (12,931)	(2,156)	$ (31,631)
Class R6
Shares sold and cross class conversions	270	$ 2,701	9	$ 148	—	$ —
Net Increase / (Decrease)	270	$ 2,701	9	$ 148	—	$ —

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	Rampart Multi-Asset Trend Fund				Rampart Sector Trend Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	82	$ 951	116	$ 1,287	514	$ 6,886	1,867	$ 23,407
Reinvestment of distributions	7	83	4	42	67	958	56	662
Shares repurchased and cross class conversions	(131)	(1,536)	(350)	(3,893)	(1,364)	(17,354)	(1,643)	(21,346)
Net Increase / (Decrease)	(42)	$ (502)	(230)	$ (2,564)	(783)	$ (9,510)	280	$ 2,723
Class C
Shares sold and cross class conversions	19	$ 211	75	$ 790	23	$ 310	164	$ 2,057
Reinvestment of distributions	6	68	—	—	7	97	5	57
Shares repurchased and cross class conversions	(446)	(4,943)	(1,198)	(12,714)	(822)	(11,215)	(2,896)	(35,858)
Net Increase / (Decrease)	(421)	$ (4,664)	(1,123)	$ (11,924)	(792)	$ (10,808)	(2,727)	$ (33,744)
Class I
Shares sold and cross class conversions	35	$ 409	103	$ 1,150	492	$ 6,240	1,179	$ 15,765
Reinvestment of distributions	6	68	8	89	51	736	65	769
Shares repurchased and cross class conversions	(159)	(1,851)	(650)	(7,198)	(613)	(8,411)	(1,709)	(21,781)
Net Increase / (Decrease)	(118)	$ (1,374)	(539)	$ (5,959)	(70)	$ (1,435)	(465)	$ (5,247)

	Vontobel Global Opportunities Fund				Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	515	$ 8,353	2,000	$ 28,958	24	$ 283	16	$ 198
Reinvestment of distributions	108	1,870	656	9,077	16	169	73	720
Shares repurchased and cross class conversions	(608)	(9,772)	(2,665)	(41,378)	(31)	(323)	(180)	(2,025)
Net Increase / (Decrease)	15	$ 451	(9)	$ (3,343)	9	$ 129	(91)	$ (1,107)
Class C
Shares sold and cross class conversions	182	$ 2,496	426	$ 5,263	4	$ 40	1	$ 13
Reinvestment of distributions	44	629	283	3,269	7	68	38	363
Shares repurchased and cross class conversions	(380)	(5,013)	(842)	(10,721)	(14)	(146)	(107)	(1,176)
Net Increase / (Decrease)	(154)	$ (1,888)	(133)	$ (2,189)	(3)	$ (38)	(68)	$ (800)
Class I
Shares sold and cross class conversions	2,436	$ 39,715	4,465	$ 67,974	52	$ 549	101	$ 1,128
Reinvestment of distributions	168	2,900	543	7,501	25	268	60	594
Shares repurchased and cross class conversions	(2,715)	(41,057)	(2,186)	(33,165)	(53)	(545)	(132)	(1,497)
Net Increase / (Decrease)	(111)	$ 1,558	2,822	$ 42,310	24	$ 272	29	$ 225

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
	Vontobel Global Opportunities Fund				Vontobel Greater European Opportunities Fund
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019		Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	671	$ 10,172	570	$ 9,095	—	$ —	—	$ —
Shares issued-merger (See Note 12)	—	—	3,524	52,884	—	—	—	—
Reinvestment of distributions	89	1,540	2	32	—	—	—	—
Shares repurchased and cross class conversions	(244)	(3,953)	(119)	(1,915)	—	—	—	—
Net Increase / (Decrease)	516	$ 7,759	3,977	$ 60,096	—	$ —	—	$ —
Note 6. 10% Shareholders
As of March 31, 2020, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Real Estate Securities Fund	39%	3
Duff & Phelps International Real Estate Securities Fund	84	3
Duff & Phelps Real Asset Fund	22	2
Herzfeld Fund	46	3
Horizon Wealth Masters Fund	12	1
KAR Emerging Markets Small-Cap Fund	63	4
KAR International Small-Cap Fund	53	4
KAR International Small-Mid Cap Fund	92	2 *
Rampart Equity Trend Fund	22	2
Rampart Multi-Asset Trend Fund	22	1
Rampart Sector Trend Fund	11	1
Vontobel Greater European Opportunities Fund	40	3
*	Includes affiliated shareholder account(s).
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
At March 31, 2020, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	52%
Duff & Phelps Global Real Estate Securities Fund	Industrial/Office REITS	28
Duff & Phelps International Real Estate Securities Fund	Real Estate Operating Companies	25
KAR Emerging Markets Small-Cap Fund	Industrials	32

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Fund	Sector	Percentage of Total Investments
KAR International Small-Cap Fund	Communication Services	29
KAR International Small-Cap Fund	Industrials	27
KAR International Small-Mid Cap Fund	Communication Services	27
KAR International Small-Mid Cap Fund	Industrials	26
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At March 31, 2020, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
Duff & Phelps Global Infrastructure Fund	$ 1	$2,397	1.99%	10
Duff & Phelps International Real Estate Securities Fund	1	2,400	2.08	6
Herzfeld Fund	— (1)	578	2.14	9
Vontobel Global Opportunities Fund	2	4,481	2.20	8
(1)	Amount is less than $500.
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 80,440	$ 8,289	$ (12,108)	$ (3,819)
Duff & Phelps Global Real Estate Securities Fund	238,212	14,072	(41,893)	(27,821)
Duff & Phelps International Real Estate Securities Fund	43,623	915	(6,578)	(5,663)
Duff & Phelps Real Asset Fund	54,121	525	(28,103)	(27,578)
Herzfeld Fund	34,294	342	(8,798)	(8,456)
Horizon Wealth Masters Fund	31,730	2,091	(6,909)	(4,818)
KAR Emerging Markets Small-Cap Fund	126,027	3,847	(13,312)	(9,465)
KAR International Small-Cap Fund	1,701,867	42,739	(293,904)	(251,165)
KAR International Small-Mid Cap Fund	9,221	369	(398)	(29)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Rampart Equity Trend Fund	$ 207,182	$ 382	$ (4)	$ 378
Rampart Multi-Asset Trend Fund	36,818	876	(—) (1)	876
Rampart Sector Trend Fund	144,097	—	—	—
Vontobel Global Opportunities Fund	226,431	61,529	(16,698)	44,831
Vontobel Greater European Opportunities Fund	2,674	865	(193)	672
(1)	Amount is less than ($500).
At September 30, 2019, certain Funds had capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
Duff & Phelps International Real Estate Securities Fund	$ 320	$ —	$ 320	$ —
Duff & Phelps Real Asset Fund	—	— (1)	—	— (1)
Herzfeld Fund	160	50	160	50
KAR Emerging Markets Small-Cap Fund	—	94	—	94
KAR International Small-Cap Fund	828	147	828	147
Rampart Equity Trend Fund	422,036	—	422,036	—
Rampart Multi-Asset Trend Fund	20,734	—	20,734	—
Rampart Sector Trend Fund	1,528	—	1,528	—
(1)	Amount is less than $500.

	Late Year Ordinary Losses Deferred	Capital Loss Deferred
Duff & Phelps Global Infrastructure Fund	$ —	$ 442
Duff & Phelps Real Asset Fund	—	206
Herzfeld Fund	—	295
KAR Emerging Markets Small-Cap Fund	—	3,708
KAR International Small-Cap Fund	—	52,302
Rampart Equity Trend Fund	100	6,587
Rampart Sector Trend Fund	—	8,842
Note 12. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel Global Equity Institutional Fund (the “Merged Fund”), a series of Advisers Investment Trust, and Vontobel Global Opportunities Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a larger fund with a substantially similar investment objective and style as, and potentially deliver better value than, the Merged Fund. The reorganization was accomplished by a tax-free exchange of shares on March 22, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2020
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Assets Value of Converted Shares
Vontobel Global Equity Institutional Fund	Class I Shares 3,976,178	Vontobel Global Opportunities Fund	Class R6 Shares 3,523,715	$52,884
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Vontobel Global Equity Institutional Fund	$52,884	$9,853	Vontobel Global Opportunities Fund	$447
The net assets of the Class R6 shares of the Acquiring Fund immediately following the acquisition were $53,331.
Assuming the acquisition had been completed on October 1, 2018, the Vontobel Global Equity Institutional Fund’s pro-forma results of operations for the period ended September 30, 2019, would have been as follows:
Net investment income (loss)	$655(a)
Net realized and unrealized gain (loss) on investments	23,777 (b)
Net increase (decrease) in net assets resulting from operations	$24,432
(a) $581, as reported in the Statement of Operations, plus $74 net investment income from Vontobel Global Equity Institutional Fund pre-merger.
(b) $24,391, as reported in the Statement of Operations, plus $(614) net realized and unrealized gain (loss) on investments from Vontobel Global Equity Institutional Fund pre-merger.
Because the Merged Fund and Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the merged Vontobel Global Equity Institutional Fund that have been included in the acquiring Vontobel Global Opportunities Fund Statement of Operations since March 22, 2019.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

RESULTS OF SHAREHOLDER MEETING
VIRTUS OPPORTUNITIES TRUST
FEBRUARY 25, 2020 (UNAUDITED)
At a special meeting of shareholders of Virtus Duff & Phelps Real Asset Fund (known at the time as Virtus Rampart Alternatives Diversifier Fund) (the “Fund”), a series of Virtus Opportunities Trust, held on February 25, 2020, shareholders voted on the following proposals:
Proposal 1.
Number of Eligible Votes:

	FOR	AGAINST	ABSTAIN
To approve a Subadvisory Agreement by and among the Virtus Opportunities Trust, Virtus Investment Advisers, Inc. (“VIA”), and Duff & Phelps Investment Management Co.	17,501,801.21	704,103.65	1,901,964.96
Proposal 2.
Number of Eligible Votes:

	FOR	AGAINST	ABSTAIN
To approve a proposal to permit VIA to Hire and Replace Subadvisers and to Modify Subadvisory Agreements without Shareholder Approval, and to Permit the Fund to Disclose Advisory and Subadvisory Fee Information in an Aggregated Manner.	16,915,250.31	1,252,711.62	1,939,907.89
Shareholders of the Fund voted to approve the above proposals.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND (the “FUND”)
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR” or the “Subadviser”). At an in-person meeting held May 22, 2019, the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of KAR as subadviser to the Fund and considered and approved the establishment of the Agreements, as further discussed below.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) information regarding performance of an account managed in a similar manner as the Fund was expected to be managed; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objectives; (4) historical profitability of VIA and its affiliates under similar agreements; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Fund); (6) possible conflicts of interest; and (7) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the meeting information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which, among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund would be managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for oversight of the Fund’s investment program and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services expected to be provided by VIA and its affiliates to the Fund; (e) VIA’s expected supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA, were expected to serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties with respect to other Virtus Funds through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND (the “FUND”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Fund.
Investment Performance
Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. Investment performance was therefore not a material factor in the Board’s approval of the Agreements. However, the Board considered and was satisfied with the performance of other Virtus Funds managed by the Subadviser.
Management Fees and Total Expenses
The Board considered the fees proposed to be charged to the Fund for advisory services as well as the expected total expense levels of the Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for the Fund were within the range of other funds deemed to be comparable to the Fund by management. The Board noted that the Fund was expected to have an expense cap in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee for the Fund would be paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee expected to be retained by VIA after payment of the subadvisory fee. The Board also took into account the expected size of the Fund and the impact on expenses.
The Board concluded that the proposed advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Projected Profitability
The Board also considered certain information relating to profitability for its services to other Virtus Funds that had been provided by VIA, as a proxy for evaluating the projected profitability to VIA and its affiliates for their services to the Fund. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of Virtus Funds, as well as its profits and those of its affiliates for managing and providing other services to the Virtus Funds, such as distribution, transfer agency and administrative services provided to the Virtus Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Virtus Funds. The Board reviewed the methodology used to allocate costs to each Virtus Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Virtus Funds was reasonable in light of the quality of the services rendered to the Virtus Funds by VIA and its affiliates.
In considering the projected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR INTERNATIONAL SMALL-MID CAP FUND (the “FUND”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA should be expected to realize economies of scale as the Fund’s assets grow. The Board noted that the proposed management fees for the Fund included a breakpoint based on assets under management, and that expense caps were expected to be implemented for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the expected size of the Fund. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there were no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND (now known as DUFF & PHELPS REAL ASSET FUND), VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”) with respect to Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, and Virtus Duff & Phelps International Real Estate Securities Fund; the Trust, VIA and Thomas J. Herzfeld Advisors, Inc. (“Herzfeld”) with respect to Virtus Herzfeld Fund; the Trust, VIA and Horizon Asset Management, LLC (“Horizon”) with respect to Virtus Horizon Wealth Masters Fund; the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”) with respect to Virtus KAR Emerging Markets Small-Cap Fund and Virtus KAR International Small-Cap Fund; the Trust, VIA and Rampart Investment Management Company, LLC (“Rampart”) with respect to Virtus Rampart Equity Trend Fund, Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund; and the Trust, VIA and Vontobel Asset Management, Inc. (“Vontobel”) with respect to Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund (each of Duff & Phelps, Herzfeld, Horizon, KAR, Rampart and Vontobel, a “Subadviser” and collectively, the “Subadvisers”). At in-person meetings held on October 30, 2019 and November 20-21, 2019 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND (now known as DUFF & PHELPS REAL ASSET FUND), VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND (now known as DUFF & PHELPS REAL ASSET FUND), VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategies. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to each applicable Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2019.
Virtus Duff & Phelps Global Infrastructure Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed its benchmark for the 1-, 5- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe for the 10-year period and underperformed its benchmark for the 3-year period.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Duff & Phelps International Real Estate Securities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus Herzfeld Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3- and 5-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.
Virtus Horizon Wealth Masters Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- year period. The Board also noted that the Fund underperformed the median of its Performance Universe for the 1- and 5-year periods and underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus KAR Emerging Markets Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus KAR International Small-Cap Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Rampart Alternatives Diversifier Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-year period. The Board also noted that the Fund underperformed the median of its Performance Universe for the 1- and 5-year periods and underperformed its benchmark for the 1-, 3- and 5-year periods.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND (now known as DUFF & PHELPS REAL ASSET FUND), VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Rampart Equity Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Rampart Multi-Asset Trend Fund. The Board noted that the Fund outperformed the median of the Performance Universe for the 1-year period and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Rampart Sector Trend Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Vontobel Global Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3- and 5-year periods.
Virtus Vontobel Greater European Opportunities Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 5- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 3-year period.
The Board also considered management’s discussion about the reasons for each applicable Fund’s underperformance relative to its peer group or benchmark. With respect to the Virtus Rampart Equity Trend Fund, Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund, the Board also considered that each Fund had changed the subadviser(s) during the performance period shown, so that some of the performance shown was that of the prior subadviser(s). After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance and/or actions taken to address the underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee included advisory fees. The Board also noted that certain of the Funds had expense caps in place to limit the total expenses incurred by those Funds and their shareholders, and that VIA had proposed to lower the expense caps in place for Virtus Rampart Multi-Asset Trend Fund. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Duff & Phelps Global Infrastructure Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses were in the third quintile of the Expense Universe.
Virtus Duff & Phelps Global Real Estate Securities Fund. The Board considered that the Fund’s net management fee after waivers and net total expenses after waivers were in the fourth quintile of the Expense Universe.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND (now known as DUFF & PHELPS REAL ASSET FUND), VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus Duff & Phelps International Real Estate Securities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Herzfeld Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the fifth quintile of the Expense Universe.
Virtus Horizon Wealth Masters Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Emerging Markets Small-Cap Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the fifth quintile of the Expense Universe.
Virtus KAR International Small-Cap Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
Virtus Rampart Alternatives Diversifier Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses were in the third percentile of the Expense Universe. The Board also noted that the Fund is not subject to a direct investment advisory fee.
Virtus Rampart Equity Trend Fund. The Board considered that the Fund’s net management fee was in the fifth quintile of the Expense Universe and net total expenses were in the fourth quintile of the Expense Universe.
Virtus Rampart Multi-Asset Trend Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses were in the fifth quintile of the Expense Universe.
Virtus Rampart Sector Trend Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses were in the first quintile of the Expense Universe.
Virtus Vontobel Global Opportunities Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Vontobel Greater European Opportunities Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of Virtus Rampart Multi-Asset Trend Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF & PHELPS GLOBAL INFRASTRUCTURE FUND, VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND, VIRTUS DUFF & PHELPS INTERNATIONAL REAL ESTATE SECURITIES FUND, VIRTUS HERZFELD FUND, VIRTUS HORIZON WEALTH MASTERS FUND, VIRTUS KAR EMERGING MARKETS SMALL-CAP FUND, VIRTUS KAR INTERNATIONAL SMALL-CAP FUND, VIRTUS RAMPART ALTERNATIVES DIVERSIFIER FUND (now known as DUFF & PHELPS REAL ASSET FUND), VIRTUS RAMPART EQUITY TREND FUND, VIRTUS RAMPART MULTI-ASSET TREND FUND, VIRTUS RAMPART SECTOR TREND FUND, VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND AND VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Vontobel Asset Management, Inc., Horizon Asset Management LLC and Thomas J. Herzfeld Advisors, Inc., the unaffiliated Subadvisers, the Board relied on the ability of VIA to negotiate those Subadvisory Agreements and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for all of the Funds with investment advisory fees included breakpoints based on assets under management, and that expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure for each Fund. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2021. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current sizes of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, DPIM, KAR and Rampart, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

CONSIDERATION OF SUBADVISORY AGREEMENT
FOR VIRTUS DUFF & PHELPS REAL ASSET FUND
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Opportunities Trust (the “Trust”) is responsible for the consideration and approval of advisory and subadvisory agreements for the Trust. At an in-person meeting held on September 23-25, 2019 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of Duff & Phelps Investment Management Co. (the “Subadviser”) as subadviser to Virtus Duff & Phelps Real Asset Fund (the “Fund”) and approved a new investment subadvisory agreement with the Subadviser (the “Subadvisory Agreement”). In connection with the appointment of the Subadviser, the Board also considered and approved the name change from Virtus Rampart Alternatives Diversifier Fund to Virtus Duff & Phelps Real Asset Fund.
In considering the proposal to appoint the Subadviser, the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. (“VIA”) and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether appointment of the Subadviser would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services to be provided by the Subadviser and its representatives to other Virtus Funds, including quarterly performance reports prepared by management containing reviews of investment results. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Recommendation
In making its determination with respect to the Subadvisory Agreement, the Board considered various factors, including:
•   Nature, extent, and quality of the services to be provided by the Subadviser. The Trustees received in advance of the Meeting information provided by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. The Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective, policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering the approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that the Subadviser would provide a high quality of investment services to the Fund.
•   Investment Performance. The Board took into account that the proposed portfolio managers managed other Virtus Funds on behalf of the Subadviser, and the Board considered the performance of each such fund relative to its benchmark. The Board concluded that the performance of each such fund was satisfactory.
•   Subadvisory Fee. The Board took into account that the Fund’s subadvisory fees are paid by VIA out of its management fees rather than paid separately by the Fund, so that the Fund’s shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fee schedule under the Subadvisory Agreement was the same as the subadvisory fee schedule for subadvisers of the Trust’s other series. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadviser and all factors considered.
•   Profitability and Economies of Scale. In considering the projected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreement. For similar

CONSIDERATION OF SUBADVISORY AGREEMENT
FOR VIRTUS DUFF & PHELPS REAL ASSET FUND
BY THE BOARD OF TRUSTEES (Unaudited)
reasons, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
•  Other Factors. The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser in providing subadvisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide subadvisory services to additional series of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement.

Virtus Opportunities Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
Virtus Alternative Solutions Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated February 28, 2020
Virtus Asset Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated April 30, 2019, as supplemented
Virtus Equity Trust
Supplement dated March 18, 2020 to the Statutory Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 28, 2020, as supplemented
(Unaudited)
IMPORTANT NOTICE TO INVESTORS
The information in this Supplement updates information in, and should be read in conjunction with, the Summary and Statutory Prospectuses and Statement of Additional Information for each Fund.
Change in each fund’s “Market Volatility Risk”
The section of each fund’s Summary Prospectus and Statutory Prospectus entitled “Principal Risks” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each Fund’s Prospectus entitled “More Information About Risks Related to Principal Investment Strategies” is revised to add the following to the end of the paragraph entitled “Market Volatility Risk.”
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.
The section of each fund’s SAI entitled “More Information About Fund Investment Strategies and Related Risks” is amended to add the following:
Market Volatility Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The value of a security or other instrument may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other instrument, or factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Investors should retain this supplement for future reference.

Virtus Herzfeld Fund (the “Fund”)
a series of Virtus Opportunities Trust
(Unaudited)
Supplement dated March 11, 2020 to the Summary Prospectuses
and the Virtus Opportunities Trust Statutory Prospectus,
each dated January 28, 2020, as supplemented
IMPORTANT NOTICE TO INVESTORS
The table showing Average Annual Total Returns in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the fund’s statutory prospectus, is hereby replaced in its entirety with the following:
	1 Year	5 Year	Since Inception (9/5/12)
Class I
Return Before Taxes	18.57%	6.70%	7.50%
Return After Taxes on Distributions	17.17%	4.79%	5.64%
Return After Taxes on Distributions and Sale of Fund	11.13%	4.53%	5.22%
Class A
Return Before Taxes	11.45%	5.18%	6.37%
Class C
Return Before Taxes	17.32%	5.64%	6.43%
MSCI All-Country World Index (net) (reflects no deduction for fees, expenses or taxes)	26.60%	8.41%	10.24%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	2.65%
Herzfeld Composite Benchmark (reflects no deduction for fees, expenses or taxes)	19.41%	6.43%	7.31%
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/Herzfeld Performance Reclass (03/2020)

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8638	05-20

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)	(3)	Not applicable.

(a)	(4)	Not applicable.

(b)		Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 6/5/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 6/5/2020

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 6/5/2020

*	Print the name and title of each signing officer under his or her signature.